                                                                       MUNICIPAL
                                                                      BOND FUNDS
                                                                   ANNUAL REPORT
                                                FOR THE YEAR ENDED JUNE 30, 1999



                                                  SHORT-TERM MUNICIPAL BOND FUND

                                                 INTERMEDIATE TAX-FREE BOND FUND

                                                              TAX-FREE BOND FUND

                                                           MUNICIPAL INCOME FUND

                                                     ARIZONA MUNICIPAL BOND FUND

                                                    KENTUCKY MUNICIPAL BOND FUND

                                                   LOUISIANA MUNICIPAL BOND FUND

                                                    MICHIGAN MUNICIPAL BOND FUND

                                                        OHIO MUNICIPAL BOND FUND

                                               WEST VIRGINIA MUNICIPAL BOND FUND



                                                                [ONE GROUP LOGO]

IMPORTANT CUSTOMER INFORMATION. INVESTMENT PRODUCTS:

- are not deposits or obligations of, or guaranteed by, BANK ONE CORPORATION or any of its affiliates,

- are not insured by the FDIC, and                  [NOT INSURED BY FDIC LOGO]

_ are subject to investment risks, including possible loss of the principal amount invested.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

Portfolio Performance Review...............................................    2
Schedules of Portfolio Investments.........................................   33
Statements of Assets and Liabilities........................................ 111
Statements of Operations.................................................... 113
Statements of Changes in Net Assets......................................... 115
Notes to Financial Statements............................................... 118
Financial Highlights........................................................ 132
Report of Independent Accountants........................................... 163

                    One Group Short-Term Municipal Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
For the six months ended June 30, 1999, One Group Short-Term Municipal Bond Fund I share class posted a total return of 0.50%.(1) For the year ended June 30, 1999, the Fund's total return on I shares was 3.21%. (For information on other share classes and performance comparisons to indexes, please see page 4.)

WHAT WERE THE MAJOR FACTORS AT WORK IN THE MARKET?
In the second half of 1998, the short-term municipal bond market experienced minor volatility and a record amount of new issuances. Problems emerged at the start of the new calendar year. The continued economic growth with no evidence of inflation began to cause real concern that this "new era" we were in was at best unsustainable and probably inflationary.

Inflation fears swept through the market, adding volatility on a daily basis and causing a rally in the Treasury market. Municipal bonds did not participate to any great extent in this rally. The yield disparity between Treasury bonds and municipals resulted in something we have not seen in a while: at times, the yield on municipals reached more than 100% of equivalent Treasuries. This disparity signaled a buying opportunity for non-traditional municipal bond buyers.

Beginning in late January 1999 and lasting through the end of the fiscal year, the general trend in interest rates was up, with bond prices moving down. The Bond Buyer Index three-year insured municipal bond ended the fiscal year with a yield of 4.30%, compared to 3.95% on June 30, 1998.

HOW DID THESE EVENTS AFFECT THE FUND'S YIELD?
As interest rates moved lower in the second half of 1998, the Fund's yield declined, from 3.45% on June 30, 1998, to 3.18% on December 31, 1998 (I shares). Then, the upward trend in interest rates during the first six months of 1999 pushed up the Fund's 30-day SEC yield on I shares to 3.80% on June 30, 1999. This increase in yield more than offset the decline in the Fund's share price. (For investors in the 39.6% federal income tax bracket, the 3.80% tax-exempt yield translates to a tax-equivalent yield of 6.29%.)

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
The Fund's strategy changed somewhat during the year. Earlier in the period, the basic strategy in the Fund was to buy municipal bonds with a stated maturity of three years or less with a very high average credit quality. We altered the strategy to include bonds with a longer stated maturity, but priced to a much shorter call date to maintain a short average life and duration. (The call feature refers to the bond issuer's right to repay, or "call," the bond before the scheduled maturity date. Duration is a measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) As interest rates moved upward, several of the Fund's older bonds fell outside our average life and duration parameters and had to be sold. They were replaced with bonds that fit our new strategies.

We also opted to slightly reduce the Fund's average credit quality to increase yield. On June 30, 1999, securities rated "AA" or better comprised 53% of the Fund, and those rated "A" made up 19%, "BBB," 11% and 17% "not rated." The Fund's average quality rating was "A."

The overall effect of these changes was a substantial increase in yield compared to bonds with a shorter stated maturity. In addition, we were able to maintain the Fund's average life at 2.7 years and duration at 2.4 years.

                    One Group Short-Term Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

WHAT'S YOUR OUTLOOK FOR THE FUND?
As the Federal Reserve moves into a tightening mode for the near-term, we will continue to look for signs of an economic slowdown. We will continue to buy on weakness in the market, looking for bonds that fit the parameters of the Fund while being cognizant of a very volatile market. We will continue to be "yield buyers," not expecting any short-term turnaround in rates. Although we will attempt to stay fully invested to maximize dividend payments to shareholders, we also will consider holding a higher cash equivalent position in an effort to preserve principal during periods of market volatility.

/s/ Patrick Morrissey
Patrick Morrissey
Team Leader

Banc One Investment Advisors Municipal Team

/s/ Gary J. Madich
Gary J. Madich, CFA

Chief Investment Officer of Fixed Income Securities

---------------
(1) The Fund previously was a member of the Pegasus Funds, which had a fiscal year-end of December 31, 1998 -- the date of the last Pegasus Funds annual report. The Pegasus Funds merged with the One Group in March 1999, and the Fund's fiscal year-end is now June 30.

Please refer to the prospectus and accompanying financial statements for more information about the Fund.

                    One Group Short-Term Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year       (5/4/98)
  Class I                   3.21%        3.85%

[VALUE OF $10,000 INVESTMENT LINE GRAPH]

                                                         CLASS I                                            LIPPER SHORT TERM
                                                         -------             LEHMAN BROTHERS 3 YEAR       MUNICIPAL BOND FUNDS
                                                                              MUNICIPAL BOND INDEX                INDEX
                                                                             ----------------------       --------------------
5/98                                                    10000.00                    10000.00                    10000.00
6/98                                                    10121.00                    10034.00                    10035.00
6/99                                                    10446.00                    10401.00                    10380.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year       (5/4/98)
  Class A                   3.06%        3.50%
  Class A*                 (0.02)%       0.81%

* Reflects 3.00% Sales Charge.
[VALUE OF $10,000 INVESTMENT LINE GRAPH]

                                              CLASS A                CLASS A*          LEHMAN BROTHERS 3      LIPPER SHORT TERM
                                              -------                --------         YEAR MUNICIPAL BOND       MUNICIPAL BOND
                                                                                             INDEX               FUNDS INDEX
                                                                                      -------------------     -----------------
5/98                                          10000.00                9700.00               10000.00               10000.00
6/98                                          10097.00                9794.00               10034.00               10035.00
6/99                                          10406.00               10094.00               10401.00               10380.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year       (5/4/98)
  Class B                   2.38%        2.92%
  Class B**                (0.61)%       0.33%

** Reflects Applicable Contingent Deferred Sales Charge.
[VALUE OF $10,000 INVESTMENT LINE GRAPH]

                                              CLASS B               CLASS B**          LEHMAN BROTHERS 3      LIPPER SHORT TERM
                                              -------               ---------         YEAR MUNICIPAL BOND       MUNICIPAL BOND
                                                                                             INDEX               FUNDS INDEX
                                                                                      -------------------     -----------------
5/98                                          10000.00               10000.00               10000.00               10000.00
6/98                                          10098.00               10098.00               10034.00               10035.00
6/99                                          10039.00               10339.00               10401.00               10380.00

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The above-quoted performance data includes the performance of the Pegasus Short Municipal Bond Fund for the period prior to the commencement of operations of the One Group Short-Term Municipal Bond Fund on March 22, 1999.

The performance of the Short-Term Municipal Bond Fund is measured against the Lehman Brothers 3 Year Municipal Bond Index, an unmanaged index generally representative of the short-term municipal bond market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lehman Brothers Blend Index is comprised of 75% Lehman Brothers 3 Year Municipal Bond and 25% Lehman Brothers 1 Year Municipal Bond.

The Lipper Short-Term Municipal Bond Funds Index consists of funds that invest in municipal debt issues with dollar-weighted average maturities of one to three years.

                   One Group Intermediate Tax-Free Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
For the year ended June 30, 1999, One Group Intermediate Tax-Free Bond Fund I share class posted a total return of 1.71%. (For information on other share classes and performance comparisons to indexes, please see page 7.)

WHAT WERE THE MAJOR FACTORS AT WORK IN THE MARKET?
During the past fiscal year, we have been witness to a number of significant events: a global financial crisis that sent the long Treasury bond soaring in price during a flight to quality; the near collapse of several hedge funds; a scandal and impeachment in the White House; a war in Kosovo; and the longest peace time expansion ever that put the Federal Reserve in a tightening mode. These events contributed to strong market volatility.

At the height of the flight to quality in the Treasury market, municipals did their best to rally, but a constant supply of new issues prevented a price increase. This lag in municipals led to a phenomenon not seen in years--a chance to buy tax-exempt bonds at yields higher than their Treasury counterparts. This aberration brought non-traditional buyers to the market, which helped absorb the last part of a 10-year record issuance of municipal bonds.

Late in the fiscal year, concerns about a Federal Reserve rate hike caused volatility to increase significantly. The municipal market ended the year with a liquidity crunch that made it tough for institutions to trade bonds in the secondary market.

HOW DID THESE EVENTS AFFECT THE FUND'S YIELD?
The upward trend in interest rates during the second half of the fiscal year pushed up the Fund's 30-day SEC yield on I shares from 4.15% on June 30, 1998, to 4.45% on June 30, 1999. This increase in yield more than offset the 3.95% decline in the Fund's share price. (For investors in the 39.6% federal income tax bracket, the 4.45% tax-exempt yield translates to a tax-equivalent yield of 7.37%.)

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Late in 1998 we started to restructure the portfolio because we expected interest rates to move higher. In an effort to preserve principal, we moved out of bonds in the 20-year maturity range and purchased bonds in the 13- to 17-year range. This proved to be damaging to performance, as the yield curve shifted and longer-term bonds actually held their value better than the bonds in the range we bought. We began to execute tax swaps to capture losses and increase dividend yield, only to watch the market slide even more toward the end of the fiscal year.

While the Fund's duration remained a bit longer than we would have liked it to be, the increase in rates happened very quickly. (Duration is a measure of a fund's price sensitivity to interest rate changes. A higher duration indicates greater sensitivity; a shorter duration indicates less.) As we moved to shorten duration in the latter part of 1998, we moved into a part of the yield curve that underperformed securities with shorter and longer maturities. The Fund's duration ended the fiscal year at 6.3 years, unchanged from June 30, 1998.

DID THE FUND'S QUALITY CHANGE?
The Fund's overall credit quality remained high, with 76% of the Fund's assets invested in securities rated AA or better at fiscal year-end. The Fund's average quality ended the fiscal year at AA, unchanged from June 30, 1998.

                   One Group Intermediate Tax Free Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

WHAT'S YOUR OUTLOOK FOR THE FUND?
As the Federal Reserve moves into a tightening mode for the near-term, we will continue to look for signs of an economic slowdown. The duration drift incurred by the yield curve shift has forced us to hold higher cash balances as we work through our tax swaps to attain our duration and maturity targets. Going forward, we have the opportunity to reinvest our cash at levels not seen in more than two years. This should allow us to increase the Fund's dividend yield while actually shortening average maturity and duration.

/s/ Patrick M. Morrissey
Patrick M. Morrissey
Team Leader
Banc One Investment Advisors Municipal Team

/s/ Gary J. Madich
Gary J. Madich, CFA

Chief Investment Officer of Fixed Income Securities

Please refer to the prospectus and accompanying financial statements for more information about the Fund.

                   One Group Intermediate Tax-Free Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year       (9/4/90)
  Class I                1.71%       5.84%        6.34%

[VALUE OF $10,000 INVESTMENT LINE GRAPH]

                                                         CLASS I                                           LIPPER INTERMEDIATE
                                                         -------             LEHMAN BROTHERS 7 YEAR       MUNICIPAL BOND FUNDS
                                                                              MUNICIPAL BOND INDEX                INDEX
                                                                             ----------------------       --------------------
9/90                                                    10000.00                    10000.00                    10000.00
6/91                                                    10777.00                    10814.00                    10749.00
6/92                                                    11805.00                    11996.00                    11854.00
6/93                                                    12961.00                    13285.00                    13026.00
6/94                                                    12946.00                    13453.00                    13156.00
6/95                                                    13820.00                    14560.00                    14046.00
6/96                                                    14564.00                    15366.00                    14764.00
6/97                                                    15694.00                    16446.00                    15715.00
6/98                                                    16908.00                    17653.00                    16807.00
6/99                                                    17198.00                    18168.00                    17175.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/18/92)
  Class A                1.45%       5.59%        5.44%
  Class A*              (3.07)%      4.63%        4.78%

* Reflects 4.50% Sales Charge.
[VALUE OF $10,000 INVESTMENT LINE GRAPH]

                                              CLASS A                CLASS A*          LEHMAN BROTHERS 7     LIPPER INTERMEDIATE
                                              -------                --------         YEAR MUNICIPAL BOND       MUNICIPAL BOND
                                                                                             INDEX               FUNDS INDEX
                                                                                      -------------------    -------------------
2/92                                          10000.00                9550.00               10000.00               10000.00
6/92                                          10314.00                9850.00               10319.00               10311.00
6/93                                          11291.00               10783.00               11428.00               11331.00
6/94                                          11253.00               10747.00               11572.00               11443.00
6/95                                          11983.00               11444.00               12525.00               12218.00
6/96                                          12616.00               12046.00               13218.00               12842.00
6/97                                          13547.00               12933.00               14147.00               13669.00
6/98                                          14561.00               13904.00               15185.00               14619.00
6/99                                          14773.00               14106.00               15628.00               14939.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Years     (1/14/94)
  Class B                0.80%       4.93%        3.64%
  Class B**             (3.99)%      4.60%        3.49%

** Reflects Applicable Contingent Deferred Sales Charge.
[VALUE OF $10,000 INVESTMENT LINE GRAPH]

                                              CLASS B               CLASS B**          LEHMAN BROTHERS 7     LIPPER INTERMEDIATE
                                              -------               ---------         YEAR MUNICIPAL BOND       MUNICIPAL BOND
                                                                                             INDEX               FUNDS INDEX
                                                                                      -------------------    -------------------
1/94                                           10000                  10000                  10000                  10000
6/94                                            9552                   9552                   9622                   9601
6/95                                           10115                  10115                  10413                  10251
6/96                                           10568                  10568                  10990                  10775
6/97                                           11289                  11289                  11762                  11469
6/98                                           12056                  12056                  12625                  12266
6/99                                           12153                  12057                  12994                  12535

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The performance of the Intermediate Tax-Free Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                          One Group Tax-Free Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
For the six months ended June 30, 1999, One Group Tax-Free Bond Fund I share class posted a total return of -1.78%.(1) The total return on the Fund's I shares for the year ended June 30, 1999, was 1.72%. (For information on other share classes and performance comparisons to indexes, please see page 10.)

WHAT WERE THE MAJOR FACTORS AT WORK IN THE MARKET?
During the past 12 months, we have been witness to a number of significant events: a global financial crisis that sent the long Treasury bond soaring in price during a flight to quality; the near collapse of several hedge funds; a scandal and impeachment in the White House; a war in Kosovo; and the longest peace time expansion ever that put the Federal Reserve in a tightening mode. These events contributed to strong market volatility.

At the height of the flight to quality in the Treasury market, municipals did their best to rally, but a constant supply of new issues prevented a price increase. This lag in municipals led to a phenomenon not seen in years -- a chance to buy tax-exempt bonds at yields higher than their Treasury counterparts. This aberration brought non-traditional buyers to the market, which helped absorb the last part of a 10-year record issuance of municipal bonds.

Late in the period, concerns about a Federal Reserve rate hike caused volatility to increase significantly. The municipal market ended the year with a liquidity crunch that made it tough for institutions to trade bonds in the secondary market.

HOW DID THESE EVENTS AFFECT THE FUND'S YIELD?
As interest rates moved downward in the final six months of 1998, the Fund's 30-day SEC yield fell from 4.15% on June 30, 1998, to 3.77% on December 31, 1998 (I shares). The upward trend in interest rates during the first six months of 1999 pushed up the Fund's 30-day SEC yield on I shares to 4.49% on June 30, 1999. This increase in yield more than offset the decline in the Fund's share price. (For investors in the 39.6% federal income tax bracket, the 4.49% tax-exempt yield translates to a tax-equivalent yield of 7.43%.)

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our efforts during the fiscal year were to increase the Fund's yield and to restructure and extend the Fund's average maturity. To accomplish this, we slowly increased the Fund's duration by purchasing high-quality, non-AMT (alternative minimum tax) bonds in the 15- to 20-year maturity range. (Duration is a measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) On June 30, 1999, the Fund's duration was 7.1 years.

While this strategy was sound in an attempt to increase yield, the increase in interest rates hampered our efforts to find both relative and absolute value. We concentrated our purchases in premium-coupon bonds in the 13- to 16-year area, and these bonds actually underperformed longer-term bonds.

HOW WAS THE FUND STRUCTURED IN TERMS OF QUALITY?
The Fund's overall credit quality remained high, with 87% of the Fund's assets invested in securities rated AA or better on June 30, 1999, and an average quality rating of AA+.

                          One Group Tax-Free Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

WHAT'S YOUR OUTLOOK FOR THE FUND?
As the Federal Reserve moves into a tightening mode for the near-term, we will continue to look for signs of an economic slowdown. We will also initiate tax-loss swaps in the Fund to increase yield and meet our duration target. The expected volatility over the next few months may present us even more opportunity to reach our investment objective.

/s/ Patrick Morrissey
Patrick Morrissey
Team Leader
Banc One Investment Advisors Municipal Team

/s/ Gary J. Madich
Gary J. Madich, CFA

Chief Investment Officer of Fixed Income Securities

---------------
(1) The Fund previously was a member of the Pegasus Funds, which had a fiscal year-end of December 31, 1998 -- the date of the last Pegasus Funds annual report. The Pegasus Funds merged with the One Group in March 1999, and the Fund's fiscal year-end is now June 30.

Please refer to the prospectus and accompanying financial statements for more information about the Fund.

                          One Group Tax-Free Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year   (3/1/88)
  Class I               1.72%     6.89%     7.58%      7.86%

                    [VALUE OF $10,000 INVESTMENT LINE GRAPH]

                                                                                 LEHMAN BROTHERS
                                                         CLASS I                 MUNICIPAL BOND              LIPPER GENERAL
                                                         -------                 ---------------             --------------
6/89                                                    10000.00                    10000.00                    10000.00
6/90                                                    10587.50                    10681.00                    10526.00
6/91                                                    11671.00                    11643.00                    11385.00
6/92                                                    13067.90                    13014.00                    12788.00
6/93                                                    14634.50                    14571.00                    14344.00
6/94                                                    14882.50                    14595.00                    14253.00
6/95                                                    16505.30                    15883.00                    15398.00
6/96                                                    17417.90                    16937.00                    16328.00
6/97                                                    18800.20                    18335.00                    17657.00
6/98                                                    20411.00                    19923.00                    19188.00
6/99                                                    20761.70                    20472.00                    19497.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year   (3/1/88)
  Class A               1.46%     6.59%     7.79%      7.58%
  Class A*             (3.14)%    5.62%     6.80%      7.14%

* Reflects 4.50% Sales Charge.
                    [VALUE OF $10,000 INVESTMENT LINE GRAPH]

                                              CLASS A                CLASS A*           LEHMAN BROTHERS         LIPPER GENERAL
                                              -------                --------            MUNICIPAL BOND         MUNICIPAL BOND
                                                                                             INDEX                  INDEX
                                                                                        ---------------         --------------
6/89                                          10000.00                9550.00               10000.00               10000.00
6/90                                          10560.00               10082.00               10681.00               10526.00
6/91                                          11610.00               11084.00               11643.00               11385.00
6/92                                          12966.00               12379.00               13014.00               12788.00
6/93                                          14482.00               13826.00               14571.00               14344.00
6/94                                          14694.00               14029.00               14595.00               14253.00
6/95                                          16272.00               15535.00               15883.00               15398.00
6/96                                          17087.00               16313.00               16937.00               16328.00
6/97                                          18412.00               17578.00               18335.00               17657.00
6/98                                          19923.00               19021.00               19923.00               19188.00
6/99                                          20214.00               19299.00               20472.00               19497.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year       (4/4/95)
  Class B                   0.76%        5.15%
  Class B**                (4.08)%       4.74%

** Reflects Applicable Contingent Deferred Sales Charge.

                    [VALUE OF $10,000 INVESTMENT LINE GRAPH]

                                              CLASS B               CLASS B**           LEHMAN BROTHERS         LIPPER GENERAL
                                              -------               ---------            MUNICIPAL BOND         MUNICIPAL BOND
                                                                                             INDEX                  INDEX
                                                                                        ---------------         --------------
4/95                                           10000                  10000                  10000                  10000
6/95                                           10264                  10264                  10229                  10204
6/96                                           10692                  10692                  10908                  10820
6/97                                           11428                  11428                  11808                  11701
6/98                                           12277                  12277                  12831                  12715
6/99                                           12371                  12171                  13185                  12920

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The above-quoted performance data includes the performance of the Pegasus Municipal Bond Fund for the period prior to the commencement of operations of the One Group Tax-Free Bond Fund on March 22, 1999. Prior to February 1, 1995, performance for the Class I Shares is based on Class A Share performance adjusted to reflect the absence of sales charges.

The performance of the Tax-Free Bond Fund is measured against the Lehman Brothers Municipal Bond Index, an unmanaged index generally representative of the municipal bond market as a whole. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper General Municipal Bond Funds Index consists of funds that invest at least 65% of its assets in municipal debt issues in the top four credit ratings.

                        One Group Municipal Income Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
For the year ended June 30, 1999, One Group Municipal Income Fund I share class posted a total return of 3.06%. (For information on other share classes and performance comparisons to indexes, please see page 13.)

WHAT WERE THE MAJOR FACTORS AT WORK IN THE MARKET?
During the past fiscal year, we have been witness to a number of significant events: a global financial crisis that sent the long Treasury bond soaring in price during a flight to quality; the near collapse of several hedge funds; a scandal and impeachment in the White House; a war in Kosovo; and the longest peace time expansion ever that put the Federal Reserve in a tightening mode. These events contributed to strong market volatility.

At the height of the flight to quality in the Treasury market, municipals did their best to rally, but a constant supply of new issues prevented a price increase. This lag in municipals led to a phenomenon not seen in years -- a chance to buy tax-exempt bonds at yields higher than their Treasury counterparts. This aberration brought non-traditional buyers to the market, which helped absorb the last part of a 10-year record issuance of municipal bonds.
Late in the fiscal year, concerns about a Federal Reserve rate hike caused volatility to increase significantly. The municipal market ended the year with a liquidity crunch that made it tough for institutions to trade bonds in the secondary market.

HOW DID THESE EVENTS AFFECT THE FUND'S YIELD?
The upward trend in interest rates during the second half of the fiscal year pushed up the Fund's 30-day SEC yield on I shares from 4.15% on June 30, 1998, to 4.97% on June 30, 1999. This increase in yield more than offset the 1.68% decline in the Fund's share price. (For investors in the 39.6% federal income tax bracket, the 4.97% tax-exempt yield translates to a tax-equivalent yield of 8.23%.)

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
The Fund's primary strategy remains the same -- seeking to generate a high level of income while maintaining high overall credit quality and a more stable share price compared to funds of longer maturity and duration. (Duration is a measure of a fund's price sensitivity to interest rate changes. A higher duration indicates greater sensitivity; a shorter duration indicates less.) The Fund ended the fiscal year with a duration of 6.7 years, compared to 6.0 years on June 30, 1998.

We continued to emphasize municipal housing bonds, as they exhibit the defensive characteristics that are the cornerstone of the Fund and helped us weather the year's volatility. We also invested in bonds from other market sectors that offered good structure -- that is, they offered higher-than-market-rate coupons and embedded call options, a feature that makes their payment schedules more predictable.

The Fund continued to benefit from positive cash flows from new money and called bonds. This continued cash flow allowed us to invest in bonds at interest rate levels not seen for awhile. Our stringent research efforts also uncovered opportunities in non-rated bonds, a new area of opportunity for the Fund. While they may not be as liquid as some of our top-rated bonds, we feel the Fund is more than compensated by the higher yield on these bonds.

HOW WAS THE FUND STRUCTURED IN TERMS OF QUALITY?
The Fund's average quality remained high during the year. On June 30, 1999, 47% of the Fund was invested in "AAA"-rated securities, 17% in AA, 22% in A, 6% in BBB or lower, and 8% non-rated.

                        One Group Municipal Income Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

WHAT'S YOUR OUTLOOK FOR THE FUND?
Going forward, we expect market volatility to continue over the short term. This volatility usually has presented attractive buying opportunities, and we will attempt to shorten duration while increasing portfolio income. We also will continue to emphasize yield and price stability in the Fund.

/s/ Patrick Morrissey
Patrick Morrissey
Team Leader
Banc One Investment Advisors Municipal Team

/s/ Gary J. Madich
Gary J. Madich, CFA

Chief Investment Officer of Fixed Income Securities

Please refer to the prospectus and accompanying financial statements for more information about the Fund.

                        One Group Municipal Income Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year       (2/9/93)
  Class I                3.06%       6.11%        5.47%

[VALUE OF $10,000 INVESTMENT LINE GRAPH]

                                              CLASS I          LIPPER INTERMEDIATE     LEHMAN BROTHERS 7
                                              -------             MUNICIPAL BOND      YEAR MUNICIPAL BOND      LEHMAN BROTHERS
                                                                   FUNDS INDEX               INDEX            HOUSING BOND INDEX
                                                               -------------------    -------------------     ------------------
2/93                                           10000                  10000                  10000                  10000
6/93                                           10303                  10135                  10142                  10530
6/94                                           10444                  10236                  10270                  10662
6/95                                           11118                  10928                  11115                  11536
6/96                                           11734                  11487                  11730                  12423
6/97                                           12613                  12226                  12555                  13440
6/98                                           13632                  13076                  13476                  14601
6/99                                           14049                  13362                  13871                  15035

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/23/93)
  Class A                2.80%       5.87%        5.21%
  Class A*              (1.85)%      4.89%        4.46%

* Reflects 4.50% Sales Charge.
[VALUE OF $10,000 INVESTMENT LINE GRAPH]

                                     CLASS A            CLASS A*                                 LIPPER
                                     -------            --------         LEHMAN BROTHERS      INTERMEDIATE       LEHMAN BROTHERS
                                                                        7 YEAR MUNICIPAL     MUNICIPAL BOND       HOUSING BOND
                                                                           BOND INDEX          FUNDS INDEX            INDEX
                                                                        ----------------     --------------      ---------------
2/93                                  10000                9550               10000               10000               10000
6/93                                  10242                9781               10142               10135               10530
6/94                                  10379                9912               10270               10236               10662
6/95                                  11023               10531               11115               10928               11556
6/96                                  11612               11093               11730               11487               12423
6/97                                  12453               11897               12555               12226               13440
6/98                                  13429               12829               13476               13076               14601
6/99                                  13805               13189               13871               13362               15035

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year      (1/14/94)
  Class B                2.14%       5.18%        4.35%
  Class B**             (2.77)%      4.85%        4.20%

** Reflects Applicable Contingent Deferred Sales Charge.
[VALUE OF $10,000 INVESTMENT LINE GRAPH]

                                     CLASS B            CLASS B**                                                    LIPPER
                                     -------            ---------        LEHMAN BROTHERS     LEHMAN BROTHERS      INTERMEDIATE
                                                                        7 YEAR MUNICIPAL      HOUSING BOND       MUNICIPAL BOND
                                                                           BOND INDEX             INDEX            FUNDS INDEX
                                                                        ----------------     ---------------     --------------
1/94                                10000.00            10000.00            10000.00            10000.00            10000.00
6/94                                 9802.00             9802.00             9622.00             9670.00             9721.00
6/95                                10349.00            10349.00            10413.00            10482.00            10251.00
6/96                                10830.00            10830.00            10990.00            11267.00            10775.00
6/97                                11539.00            11539.00            11762.00            12191.00            11469.00
6/98                                12351.00            12351.00            12626.00            13244.00            12266.00
6/99                                12616.00            12616.00            12996.00            13637.00            12535.00

                        One Group Municipal Income Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year      (11/4/97)
  Class C                   2.24%        6.35%
  Class C**                 1.26%        6.35%

** Reflects Applicable Contingent Deferred Sales Charge.
[VALUE OF $10,000 INVESTMENT LINE GRAPH]

                                     CLASS C            CLASS C**                                LIPPER
                                     -------            ---------        LEHMAN BROTHERS      INTERMEDIATE       LEHMAN BROTHERS
                                                                        7 YEAR MUNICIPAL     MUNICIPAL BOND       HOUSING BOND
                                                                           BOND INDEX          FUNDS INDEX            INDEX
                                                                        ----------------     --------------      ---------------
11/97                               10000.00            10000.00            10000.00            10000.00            10000.00
6/98                                10476.00            10476.00            10357.00            10345.00            10426.00
6/99                                11070.00            11070.00            10661.00            10572.00            10787.00

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The performance of the Municipal Income Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

The Lehman Brothers Housing Bond Index is comprised of municipal housing bonds.

The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

The benchmark index for the Municipal Income Fund was changed from the Lehman Brothers Housing Bond Index to the Lehman Brothers 7 Year Municipal Bond Index in order to better represent the investment policies for comparison purposes.

                     One Group Arizona Municipal Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
One Group Arizona Municipal Bond Fund I share class posted a total return of 1.94% for the year ended June 30, 1999. (For information on other share classes and performance comparisons to indexes, please see page 17.)

The municipal market, as usual, took its lead from the government market, but with less gusto. For most of the year, changes in tax-exempt yields weren't as significant as those in the taxable market. Much of this was due to tepid interest by investors, who continued to focus on the stock market.

Ten-year municipals traded in a range of 4.15% to 4.30% from June 1998 through February 1999. As Treasury yields did, tax-exempt yields started to increase in March and jumped substantially in May and June. By the end of June, 10-year insured tax-exempt yields were at 5%, and long-term yields were near 5.5%.

The gradual increase in interest rates during the year caused the Fund's 30-day SEC yield on the I share class to increase from 3.82% on June 30, 1998, to 3.99% on June 30, 1999. (For investors in the 39.6% federal income tax bracket and the 5.2% Arizona state bracket, the 3.99% tax-exempt yield translates into a 6.97% tax-equivalent yield.)

WHAT HAPPENED IN THE ARIZONA MARKET?
While the Arizona market followed the national trend, a scarcity of Arizona bonds kept in-state yields slightly higher for much of the year. Issuance of Arizona bonds was 44% less during the first half of 1999 versus the same period in 1998. Issuance declined due to less refunding issues and the initial impact of legislative changes for school district financing. At the end of June, 10-year insured Arizona bonds were yielding 4.90%, and long-term securities were yielding 5.4%.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Over the past 12 months, we extended the Fund's average life and its duration to improve the SEC yield and to lessen the impact of high coupon, short-maturity bonds on total return as their market values decline to par. (Average life refers to the average period for which the individual bonds held in a fund mature or repay their face amounts. Duration is a measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) The result was a decline in the Fund's income component from 48.6 cents per share for the year ended June 30, 1998, to 45.4 cents for the year ended June 30, 1999.

The increase in the Fund's duration -- from 6.0 years to 6.6 years -- was a function of selling older, higher-coupon bonds and prerefunded bonds maturing within five years and reinvesting the proceeds in longer-term bonds to improve yield and the portfolio's call structure. (Call refers to a bond issuer's right to repay, or "call," the bond prior to its maturity date.) This strategy worked well through April, but contributed to the Fund's decline during May and June, when interest rates increased dramatically, causing longer-term bonds to suffer greater price declines.

DID THE FUND'S QUALITY STRUCTURE CHANGE DURING THE YEAR?
Throughout the fiscal year we maintained an emphasis on quality issues, and 90% of the portfolio was invested in insured bonds rated AAA or AA. Likewise, sector distributions did not change dramatically, with 40% of the portfolio invested in general obligation bonds and 60% in revenue-specific bonds.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Employment data and inflation statistics should continue to be the forces shaping economic projections and market activity in the fixed income arena. As the Fed moves into a tightening mode for the near term, we will continue to look for signs of an economic slowdown.

                     One Group Arizona Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

Our task is to take advantage of the current increase in rates to improve the Fund's income flow while shortening the Fund's duration. We would expect to accomplish this by exchanging current holdings for similar maturities with higher coupons. Thus, our goal for the coming year becomes increased income without jeopardizing the Fund's ability to increase the net asset value should interest rates decline. We expect this to be challenging as Arizona issuances should continue to decline with the elimination of school district financing in the coming months.

/s/ Patrick Morrissey
Patrick Morrissey
Team Leader
Banc One Investment Advisors Municipal Team

/s/ Gary J. Madich
Gary J. Madich, CFA

Chief Investment Officer of Fixed Income Securities

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                     One Group Arizona Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year  (11/30/79)
  Class I               1.94%     5.34%     6.24%      7.06%


  Class I

VALUE OF $10,000 INVESTMENT

                                                         CLASS I                                           LIPPER INTERMEDIATE
                                                         -------             LEHMAN BROTHERS 7 YEAR       MUNICIPAL BOND FUNDS
                                                                              MUNICIPAL BOND INDEX                INDEX
                                                                             ----------------------       --------------------
6/89                                                    10000.00                    10000.00                    10000.00
6/90                                                    10590.00                    10675.00                    10619.00
6/91                                                    11443.00                    11624.00                    11500.00
6/92                                                    12672.00                    12895.00                    12682.00
6/93                                                    13902.00                    14280.00                    13937.00
6/94                                                    14131.00                    14461.00                    14075.00
6/95                                                    15115.00                    15651.00                    15028.00
6/96                                                    15721.00                    16517.00                    15783.00
6/97                                                    16869.00                    17678.00                    16856.00
6/98                                                    17978.00                    18975.00                    18028.00
6/99                                                    18326.00                    19532.00                    18426.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year  (11/30/79)
  Class A               1.69%     4.80%     5.83%      6.71%
  Class A*             (2.84)%    3.84%     5.35%      6.47%


  Class A
  Class A*

* Reflects 4.50% Sales Charge.
VALUE OF $10,000 INVESTMENT

                                              CLASS A                CLASS A*          LEHMAN BROTHERS 7     LIPPER INTERMEDIATE
                                              -------                --------         YEAR MUNICIPAL BOND       MUNICIPAL BOND
                                                                                             INDEX               FUNDS INDEX
                                                                                      -------------------    -------------------
6/89                                          10000.00                9550.00               10000.00               10000.00
6/90                                          10547.00               10077.00               10675.00               10619.00
6/91                                          11383.00               10876.00               11624.00               11500.00
6/92                                          12572.00               12012.00               12895.00               12682.00
6/93                                          13762.00               13149.00               14280.00               13937.00
6/94                                          13939.00               13318.00               14461.00               14075.00
6/95                                          14871.00               14209.00               15651.00               15028.00
6/96                                          15450.00               14762.00               16517.00               15783.00
6/97                                          16302.00               15595.00               17678.00               16856.00
6/98                                          17328.00               16556.00               18975.00               18028.00
6/99                                          17621.00               16836.00               19532.00               18426.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year  (11/30/79)
  Class B               1.04%     3.48%     4.83%      5.86%
  Class B**            (3.76%)    3.13%     4.83%      5.86%


  Class B
  Class B**

** Reflects Applicable Contingent Deferred Sales Charge.
VALUE OF $10,000 INVESTMENT

                                              CLASS B               CLASS B**          LEHMAN BROTHERS 7     LIPPER INTERMEDIATE
                                              -------               ---------         YEAR MUNICIPAL BOND       MUNICIPAL BOND
                                                                                             INDEX               FUNDS INDEX
                                                                                      -------------------    -------------------
6/89                                          10000.00               10000.00               10000.00               10000.00
6/90                                          10475.00               10475.00               10675.00               10619.00
6/91                                          11240.00               11240.00               11624.00               11500.00
6/92                                          12343.00               12343.00               12895.00               12682.00
6/93                                          13415.00               13415.00               14280.00               13937.00
6/94                                          13507.00               13507.00               14461.00               14075.00
6/95                                          14319.00               14319.00               15651.00               15028.00
6/96                                          14763.00               14763.00               16517.00               15783.00
6/97                                          15452.00               15452.00               17678.00               16856.00
6/98                                          15865.00               15865.00               18975.00               18028.00
6/99                                          16029.00               16029.00               19532.00               18426.00

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The above-quoted performance data includes the performance of a collective trust fund for the period prior to the commencement of operations of the mutual fund on January 20, 1997, adjusted to reflect the deduction of fees and expenses. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the collective trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

The performance of the Arizona Municipal Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lehman Brothers 7 Year Municipal Bond Index for all classes consists of the average monthly returns of the Lehman Brothers Municipal Bond Index from June 1988 through December 1989. Thereafter, the data is from the Lehman Brothers 7 Year Municipal Bond Index which corresponds with the initiation of the Index on January 1, 1990.

The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                     One Group Kentucky Municipal Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
One Group Kentucky Municipal Bond Fund I share class posted a total return of 2.05% for the year ended June 30, 1999. (For information on other share classes and performance comparisons to indexes, please see page 20.)

HOW DID THE STATE'S ECONOMY FARE?
This past year marked a continuation of the positive financial results that began in the early 1990s for Kentucky. In addition to a strong national economy, fiscal constraint measures adopted earlier this decade (mandated balanced budget laws limiting spending to 98% of appropriations) have helped produce a reserve fund equal to 4% of general revenues. Relative debt levels remain slightly above national averages, but they have been reduced dramatically from early 1990 levels.

Much of the state's success can be attributed to its central geographic location and low labor and energy costs. Over the past years, the state's employment growth rate and unemployment rate have hovered at or better than the national trends. This growth has centered in the higher earnings manufacturing (Toyota), air transport (Louisville and Greater Cincinnati airports), and other service sectors and away from the agricultural and mining areas.

Going forward, the only area of concern is weak population growth, which may become a barrier to future expansion. However, efforts are underway to increase migration into the state and to improve education throughout the state. Results to date have been positive.

HOW DID THE TAX-EXEMPT MARKET COMPARE TO THE TREASURY MARKET?
As expected, the municipal sector mimicked the broad moves of the Treasury sector over the year. But, the municipal market underperformed Treasuries over the last six months of 1998 and outperformed Treasuries during the first half of 1999. The underperformance was due to several factors, including a surge in new issuance that made 1998 the second-busiest year for new issues. Also, the emerging market economic crisis and concern over the stability of the financial markets fueled a flight to quality in the fall of 1998. Treasuries rallied and outperformed all other fixed-income securities. In addition, the normal lag in tax-free rate moves to those in the Treasury sector contributed to underperformance.

All of these factors reversed once interest rates began to move upward in early 1999. After all was said and done, the municipal sector ended the fiscal year at approximately the same relationship to Treasuries as at the beginning of the year. Tax-exempt rates rose about 0.30 percentage points over the period, with a slight steepening of the yield curve out to four years.

WHAT EFFECT DID THESE EVENTS HAVE ON THE FUND'S PERFORMANCE?
The general increase in interest rates caused the Fund's share price to decline during the period. But the major contributor to the Fund's performance was income, which offset the price depreciation and kept the Fund's return positive.

In response to the increase in tax-exempt rates over the year, the Fund's 30-day SEC yield on the I share class increased to 4.18% on June 30, 1999, from 3.91% on June 30, 1998. (For investors in the 39.6% federal income tax bracket and the 6.0% Kentucky state bracket, the 4.18% tax-exempt yield translates into a 7.36% tax-equivalent yield.)

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our investment selections generally are limited to bonds issued in Kentucky. Because of this, we consider bonds in all market sectors, focusing on high-quality, full-coupon (at par or a slight premium price), intermediate bonds (maturity in nine to 15 years) with good call structures. (Call refers to a bond issuer's right to repay, or "call," the bond prior to its maturity date.) This approach is designed to provide a good income stream while providing some price protection if rates begin to increase.

The only flexibility in our strategy is the timing of our purchases. As interest rates fell during the second half of 1998, we maintained a fully invested posture to take advantage of the favorable environment. The subsequent rise in rates in 1999 led to a slowing of our investment process, as we held new money in cash to control the upward drift in the portfolio's duration as interest rates rose. (Duration is a measure of a fund's sensitiv-

                     One Group Kentucky Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

ity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) Despite these efforts, the Fund's duration increased slightly, from 5.2 years on June 30, 1998, to 5.6 years on June 30, 1999. This slightly longer duration worked well for performance in the last half of 1998, but it hindered the Fund's performance as interest rates increased in the first half of 1999.

The Fund's turnover rate remained favorable, primarily because the fund is state-specific and the ability to find well structured, good quality securities can be limited. Turnover usually occurs to improve the Fund's income stream, address credit concerns, or improve the overall portfolio structure.

HOW WAS THE FUND STRUCTURED IN TERMS OF QUALITY?
The Fund's average quality improved slightly from the previous fiscal year and remained high throughout the period. At year end, 74% of the portfolio was rated AA or better, compared to 70% on June 30, 1998.

WHAT IS YOUR OUTLOOK FOR THE FUND?
With the domestic economy continuing to show strength, interest rates may remain under pressure for the near term. In addition, the Federal Reserve has shown its willingness to tighten monetary policy as a pre-emptive strike against rising inflation. This, too, may keep interest rates in an upward trend for the time being.

Our strategy going forward will focus on controlling the upward drift in duration if interest rates continue to rise. We will attempt to accomplish this by keeping new inflows in cash and/or short-term securities and employing tax loss swaps to shorten maturity without disrupting the portfolio's income stream.

/s/ Patrick Morrissey
Patrick Morrissey
Team Leader
Banc One Investment Advisors Municipal Team

/s/ Gary J. Madich
Gary J. Madich, CFA

Chief Investment Officer of Fixed Income Securities

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                     One Group Kentucky Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year      (3/12/93)
  Class I                2.05%       5.77%        4.96%

VALUE OF $10,000 INVESTMENT

                                                         CLASS I                                           LIPPER INTERMEDIATE
                                                         -------             LEHMAN BROTHERS 7 YEAR       MUNICIPAL BOND FUNDS
                                                                              MUNICIPAL BOND INDEX                INDEX
                                                                             ----------------------       --------------------
3/93                                                    10000.00                    10000.00                    10000.00
6/93                                                    10221.00                    10277.00                    10252.00
6/94                                                    10250.00                    10407.00                    10354.00
6/95                                                    10935.00                    11263.00                    11054.00
6/96                                                    11630.00                    11887.00                    11620.00
6/97                                                    12414.00                    12722.00                    12367.00
6/98                                                    13297.00                    13656.00                    13227.00
6/99                                                    13569.00                    14055.00                    13517.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year      (3/12/93)
  Class A                1.79%       5.48%        4.74%
  Class A*              (2.78)%      4.51%        3.98%

* Reflects 4.50% Sales Charge.
VALUE OF $10,000 INVESTMENT

                                              CLASS A*               CLASS A           LEHMAN BROTHERS 7     LIPPER INTERMEDIATE
                                              --------               -------          YEAR MUNICIPAL BOND       MUNICIPAL BOND
                                                                                             INDEX               FUNDS INDEX
                                                                                      -------------------    -------------------
3/93                                           9550.00               10000.00               10000.00               10000.00
6/93                                           9761.00               10221.00               10277.00               10252.00
6/94                                           9789.00               10250.00               10407.00               10354.00
6/95                                          10444.00               10935.00               11263.00               11054.00
6/96                                          11039.00               11559.00               11887.00               11620.00
6/97                                          11752.00               12305.00               12722.00               12367.00
6/98                                          12560.00               13151.00               13656.00               13227.00
6/99                                          13387.00               12786.00               14055.00               13517.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year      (3/16/95)
  Class B                   1.05%        4.85%
  Class B**                (3.81)%       4.45%

** Reflects Applicable Contingent Deferred Sales Charge.
VALUE OF $10,000 INVESTMENT

                                              CLASS B               CLASS B**          LEHMAN BROTHERS 7     LIPPER INTERMEDIATE
                                              -------               ---------         YEAR MUNICIPAL BOND       MUNICIPAL BOND
                                                                                             INDEX               FUNDS INDEX
                                                                                      -------------------    -------------------
3/95                                           10000                  10000                  10000                  10000
6/95                                           10263                  10263                  10284                  10226
6/96                                           10792                  10792                  10853                  10749
6/97                                           11419                  11419                  11616                  11440
6/98                                           12127                  12127                  12469                  12235
6/99                                           12255                  12055                  12833                  12503

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The above-quoted performance data includes the performance of the Trademark Kentucky Municipal Bond Fund for the period prior to the commencement of operations of the One Group Kentucky Municipal Bond Fund on January 20, 1995. Prior to January 20, 1995, performance for Class A Shares is based on Class I Share performance adjusted to reflect the sales charges applicable to Class A Shares.

The performance of the Kentucky Municipal Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                    One Group Louisiana Municipal Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
For the year ended June 30, 1999, One Group Louisiana Municipal Bond Fund I share class posted a total return of 1.92%. (For information on other share classes and performance comparisons to indexes, please see page 23.)

HOW DID THE STATE'S ECONOMY FARE?
After a period of weak financial performance, Louisiana underwent a solid turnaround this past year. This improvement was the byproduct of the continued strong national economic growth coupled with a number of state-led initiatives. In particular, the state implemented strategies to address an over-reliance on Medicaid disbursements. Additionally, the state has taken steps to better match revenues and expenditures to avoid the budget imbalances that have surfaced in the past. Any surpluses are earmarked to repay outstanding debt, which will reduce the high debt burden of the state but does not provide the cushion to survive future slowdowns.

As is the case with most states, Louisiana is striving to diversify its economic base and reduce its reliance on more cyclical industries (i.e., oil and gas) and low paying sectors. While progress has been made, the oil and gas sector remains -- and will likely continue to be -- a large and important segment of the state's economic base.

The near-term outlook for Louisiana appears stable, as reflected by the upgrade of its credit standing by a national rating agency. But, the state remains subject to the swings of a very volatile industry, which could change prospects quickly.

HOW DID THE TAX-EXEMPT MARKET COMPARE TO THE TREASURY MARKET?
As expected, the municipal sector mimicked the broad moves of the Treasury sector over the year. But, the municipal market underperformed Treasuries over the last six months of 1998 and outperformed Treasuries during the first half of 1999. The underperformance was due to several factors, including a surge in new issuance that made 1998 the second-busiest year for new issues. Also, the emerging market economic crisis and concern over the stability of the financial markets fueled a flight to quality in the fall of 1998. Treasuries rallied and outperformed all other fixed-income securities. In addition, the normal lag in tax-free rate moves to those in the Treasury sector contributed to underperformance.

All of these factors reversed once interest rates began to move upward in early 1999. After all was said and done, the municipal sector ended the fiscal year at approximately the same relationship to Treasuries as at the beginning of the year. Tax-exempt rates rose about 0.30 percentage points over the period, with a slight steepening of the yield curve out to four years.

WHAT EFFECT DID THESE EVENTS HAVE ON THE FUND'S PERFORMANCE?
The general increase in interest rates caused the Fund's share price to decline during the period. But the major contributor to the Fund's performance was income, which offset the price depreciation and kept the Fund's return positive.

In response to the increase in tax-exempt rates over the year, the Fund's 30-day SEC yield on the I share class increased to 4.24% on June 30, 1999, from 3.90% on June 30, 1998. (For investors in the 39.6% federal income tax bracket and the 6.0% Louisiana state bracket, the 4.24% tax-exempt yield translates into a 7.29% tax-equivalent yield.)

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Because our investment selections are limited to the state of Louisiana, we consider bonds in all market sectors, focusing on high-quality, full-coupon (at par or a slight premium price), intermediate bonds (maturity in nine to 15 years) with good call structures. (Call refers to a bond issuer's right to repay, or "call," the bond prior to its maturity date.) This approach is designed to provide a good income stream while providing some price protection if rates begin to increase.

The only flexibility in our strategy is the timing of our purchases. As interest rates fell during the second half of 1998, we maintained a fully invested posture to take advantage of the favorable environment. The subsequent rise in rates in 1999 led to a slowing of our investment process, as we held new money in cash to control the upward drift in the portfolio's duration as interest

                    One Group Louisiana Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

rates rose. (Duration is a measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) Despite these efforts, the Fund's duration increased slightly, from 5.4 years on June 30, 1998, to 6.2 years on June 30, 1999. This slightly longer duration enhanced Fund performance in the last half of 1998, as interest rates declined, but it hindered the Fund's performance as interest rates increased in the first half of 1999.

The Fund's turnover rate remained favorable, primarily because the Fund focuses on bonds issued in Louisiana, and the ability to find well structured, good quality securities can be limited. Turnover usually occurs to improve the Fund's income stream, address credit concerns, or improve the overall portfolio structure.

HOW WAS THE FUND STRUCTURED IN TERMS OF QUALITY?
The Fund's average quality improved slightly from the previous fiscal year and remained high throughout the period. At year end, 85% of the portfolio was rated AA or better, compared to 79% on June 30, 1998.

WHAT IS YOUR OUTLOOK FOR THE FUND?
With the domestic economy continuing to show strength, interest rates may remain under pressure for the near term. In addition, the Federal Reserve has shown its willingness to tighten monetary policy as a pre-emptive strike against rising inflation. This, too, may keep interest rates in an upward trend for the time being.

Our strategy going forward will focus on controlling the outward drift in duration if interest rates continue to rise. We will attempt to accomplish this by keeping new inflows in cash and/or short-term securities and employing tax loss swaps to shorten maturity without disrupting the portfolio's income stream.

/s/ Patrick Morrissey
-------------------------------------------
Patrick Morrissey
Team Leader
Banc One Investment Advisors Municipal Team

/s/ Gary J. Madich
-------------------------------------------
Gary J. Madich, CFA

Chief Investment Officer of Fixed Income Securities

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                    One Group Louisiana Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year      (12/29/89)
  Class I                1.92%       5.46%        6.29%




VALUE OF $10,000 INVESTMENT

                                                         CLASS I                                                 LIPPER
                                                         -------             LEHMAN BROTHERS 7 YEAR      INTERMEDIATE MUNICIPAL
                                                                              MUNICIPAL BOND INDEX          BOND FUNDS INDEX
                                                                             ----------------------      ----------------------
12/89                                                   10000.00                    10000.00                    10000.00
6/90                                                    10339.00                    10274.00                    10248.00
6/91                                                    11182.00                    11187.00                    11098.00
6/92                                                    12295.00                    12410.00                    12239.00
6/93                                                    13550.00                    13743.00                    13450.00
6/94                                                    13685.00                    13917.00                    13584.00
6/95                                                    14584.00                    15062.00                    14503.00
6/96                                                    15375.00                    15896.00                    15244.00
6/97                                                    16422.00                    17013.00                    16225.00
6/98                                                    17509.00                    18262.00                    17353.00
6/99                                                    17837.00                    18795.00                    17733.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year      (12/29/89)
  Class A                1.67%       5.35%        6.23%
  Class A*              (2.87)%      4.38%        5.72%


* Reflects 4.50% Sales Charge.



VALUE OF $10,000 INVESTMENT


                                            CLASS A                CLASS A*                 LIPPER
                                            -------                --------         INTERMEDIATE MUNICIPAL    LEHMAN BROTHERS 7
                                                                                       BOND FUNDS INDEX      YEAR MUNICIPAL BOND
                                                                                    ----------------------   -------------------
12/89                                       10000.00                9550.00                10000.00                10000.00
6/90                                        10339.00                9873.00                10248.00                10274.00
6/91                                        11182.00               10679.00                11098.00                11187.00
6/92                                        12295.00               11742.00                12239.00                12410.00
6/93                                        13550.00               12940.00                13450.00                13743.00
6/94                                        13685.00               13069.00                13584.00                13917.00
6/95                                        14584.00               13928.00                14503.00                15062.00
6/96                                        15365.00               14673.00                15244.00                15896.00
6/97                                        16371.00               15634.00                16225.00                17013.00
6/98                                        17410.00               16629.00                17353.00                18262.00
6/99                                        17750.00               16954.00                17733.00                18795.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                         Since
                                       Inception
                           1 Year      (9/16/94)
  Class B                   1.11%        4.62%
  Class B**                (3.75)%       4.26%

** Reflects Applicable Contingent Deferred Sales Charge.


VALUE OF $10,000 INVESTMENT


                                              CLASS B               CLASS B**         LIPPER INTERMEDIATE     LEHMAN BROTHERS 7
                                              -------               ---------            MUNICIPAL BOND      YEAR MUNICIPAL BOND
                                                                                          FUNDS INDEX               INDEX
                                                                                      -------------------    -------------------
9/94                                           10000                  10000                  10000                  10000
6/95                                           10487                  10487                  10735                  10824
6/96                                           10972                  10972                  11283                  11424
6/97                                           11614                  11614                  12010                  12226
6/98                                           12276                  12276                  12845                  13123
6/99                                           12413                  12213                  13126                  13506

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an Finvestor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The above-quoted performance data includes the performance of the Paragon Louisiana Tax-Free Fund for the period prior to the commencement of operations of the One Group Louisiana Municipal Bond Fund on March 26, 1996. Prior to March 26, 1996, performance for the Class I Shares is based on Class A Share performance adjusted to reflect the absence of sales charges.

The performance of the Louisiana Municipal Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                     One Group Michigan Municipal Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
One Group Michigan Municipal Bond Fund I share class posted a total return of (-)1.46% for the six months ended June 30, 1999.(1) For the year ended June 30, 1999, the Fund's total return on I shares was 1.75%. (For information on other share classes and performance comparisons to indexes, please see page 26.)

HOW DID THE STATE'S ECONOMY FARE?
The State of Michigan has fared particularly well over the past several years due to a healthy economy resulting from low inflation, low interest rates and the state's spending containment. Michigan's cumulative debt appears very manageable, and the state received accolades in 1998 from the ratings agencies.

HOW DID THE TAX-EXEMPT MARKET COMPARE TO THE TREASURY MARKET?
As expected, the municipal sector mimicked the broad moves of the Treasury sector over the year. But, the municipal market underperformed Treasuries over the last six months of 1998 and outperformed Treasuries during the first half of 1999. The underperformance was due to several factors, including a surge in new issuance that made 1998 the second-busiest year for new issues. Also, the emerging market economic crisis and concern over the stability of the financial markets fueled a flight to quality in the fall of 1998. Treasuries rallied and outperformed all other fixed-income securities. In addition, the normal lag in tax-free rate moves to those in the Treasury sector contributed to underperformance.

All of these factors reversed once interest rates began to move upward in early 1999. After all was said and done, the municipal sector ended the fiscal year at approximately the same relationship to Treasuries as at the beginning of the year. Tax-exempt rates rose about 0.30 percentage points over the period, with a slight steepening of the yield curve out to four years.

WHAT EFFECT DID THESE EVENTS HAVE ON THE FUND'S PERFORMANCE?
The general increase in interest rates caused the Fund's share price to decline during the period. But, the major contributor to the Fund's performance was income, which offset the price depreciation and kept the Fund's return positive.

In response to the increase in tax-exempt rates over the year, the Fund's 30-day SEC yield on the I share class increased to 4.52% on June 30, 1999, from 4.00% on December 31, 1998, and 4.40% on June 30, 1998. (For investors in the 39.6% federal income tax bracket and the 4.40% Michigan state bracket, the 4.52% tax-exempt yield translates into a 7.83% tax-equivalent yield.)

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Because we invest almost exclusively in bonds issued in Michigan, we look for diversity and opportunity from bonds in all market sectors, focusing on high-quality, full-coupon (at par or a slight premium price), intermediate bonds (maturity in nine to 15 years) with good call structures. (Call refers to a bond issuer's right to repay, or "call," the bond prior to its maturity date.) This approach is designed to provide a good income stream while providing some price protection if rates begin to increase.

The only flexibility in our strategy is the timing of our purchases. As interest rates fell during the second half of 1998, we maintained a fully invested posture to take advantage of the favorable environment. The subsequent rise in rates in 1999 led to a slowing of our investment process, as we held new money in cash to control the upward drift in the portfolio's duration as interest rates rose. (Duration is a measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) Despite these efforts, we slightly increased the Fund's duration, which ended the period at 7.7 years on June 30, 1999. This strategy enhanced Fund performance in the last half of 1998, as interest rates declined, but it hindered the Fund's performance as interest rates increased in the first half of 1999.

The Fund's turnover rate remained favorable, primarily because the fund is limited to bonds issued in Michigan, and the ability to find well structured, good quality securities can be limited. Turnover usually occurs to improve the Fund's income stream, address credit concerns, or improve the overall portfolio structure.

                     One Group Michigan Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW WAS THE FUND STRUCTURED IN TERMS OF QUALITY?
The Fund's average quality remained high during the year. At year end, 86% of the portfolio was rated AA or better, approximately the same as on June 30, 1998.

WHAT IS YOUR OUTLOOK FOR THE FUND?
With the domestic economy continuing to show strength, interest rates may remain under pressure for the near term. In addition, the Federal Reserve has shown its willingness to tighten monetary policy as a pre-emptive strike against rising inflation. This, too, may keep interest rates in an upward trend for the time being.

Our strategy going forward will focus on controlling the outward drift in duration if interest rates continue to rise. We will attempt to accomplish this by keeping new inflows in cash and/or short-term securities and employing tax loss swaps to shorten maturity without disrupting the portfolio's income stream.

/s/ Patrick Morrissey
---------------------------------------------------
Patrick Morrissey
Team Leader
Banc One Investment Advisors Municipal Team

/s/ Gary J. Madich
---------------------------------------------------
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities

---------------
(1) The Fund previously was a member of the Pegasus Funds, which had a fiscal year-end of December 31, 1998 -- the date of the last Pegasus Funds annual report. The Pegasus Funds merged with the One Group in March 1999, and the Fund's fiscal year-end is now June 30.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                     One Group Michigan Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year       (2/1/93)
  Class I                1.75%       6.46%        5.84%


  Class I

Value of $10,000 Investment
                                                         CLASS I                 LEHMAN BROTHERS             LIPPER MICHIGAN
                                                         -------             MICHIGAN MUNICIPAL BOND      MUNICIPAL BOND FUNDS
                                                                                      INDEX                       INDEX
                                                                             -----------------------      --------------------
2/93                                                    10000.00                    10000.00                    10000.00
6/93                                                    10528.90                    10192.00                    10226.00
6/94                                                    10517.70                    10201.00                    10232.00
6/95                                                    11403.20                    11154.00                    10947.00
6/96                                                    12050.00                    11938.00                    11594.00
6/97                                                    13003.40                    12943.00                    12461.00
6/98                                                    14138.70                    14092.00                    13437.00
6/99                                                    14386.00                    14443.00                    13641.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year       (2/1/93)
  Class A                1.58%       6.32%        5.73%
  Class A*              (3.03)%      5.35%        4.97%


  Class A
  Class A*

* Reflects 4.50% Sales Charge.

Value of $10,000 Investment
                                              CLASS A                CLASS A*           LEHMAN BROTHERS        LIPPER MICHIGAN
                                              -------                --------          MICHIGAN MUNICIPAL       MUNICIPAL BOND
                                                                                           BOND INDEX            FUNDS INDEX
                                                                                       ------------------      ---------------
2/93                                          10000.00               10000.00               10000.00               10000.00
6/93                                          10528.90               10056.30               10192.00               10226.00
6/94                                          10517.70               10045.60               10201.00               10232.00
6/95                                          11403.20               10891.30               11154.00               10947.00
6/96                                          12050.00               11509.00               11938.00               11594.00
6/97                                          12983.90               12401.10               12943.00               12461.00
6/98                                          14068.00               13436.50               14092.00               13437.00
6/99                                          14289.80               13648.30               14443.00               13641.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year       (2/1/93)
  Class B                0.80%       5.84%        5.37%
  Class B**             (4.05)%      5.52%        5.37%


  Class B
  Class B**

** Reflects Applicable Contingent Deferred Sales Charge.

Value of $10,000 Investment
                                              CLASS B               CLASS B**           LEHMAN BROTHERS        LIPPER MICHIGAN
                                              -------               ---------          MICHIGAN MUNICIPAL       MUNICIPAL BOND
                                                                                           BOND INDEX            FUNDS INDEX
                                                                                       ------------------      ---------------
2/93                                          10000.00               10000.00               10000.00               10000.00
6/93                                          10538.60               10538.60               10192.00               10226.00
6/94                                          10526.30               10526.30               10201.00               10232.00
6/95                                          11407.60               11407.60               11154.00               10947.00
6/96                                          12056.30               12056.30               11938.00               11594.00
6/97                                          12870.80               12870.80               12943.00               12461.00
6/98                                          13869.10               13869.10               14092.00               13437.00
6/99                                          13979.80               13979.80               14443.00               13641.00

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The above-quoted performance data includes the performance of the Pegasus Michigan Municipal Bond Fund for the period prior to the commencement of operations of the One Group Michigan Municipal Bond Fund on March 22, 1999.

The performance of the Michigan Municipal Bond Fund is measured against the Lehman Brothers Michigan Municipal Bond Index, an unmanaged index generally representative of the Michigan Municipal bond market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Michigan Municipal Bond Funds Index is comprised of funds that limit their assets to those securities that are exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt).

                       One Group Ohio Municipal Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
One Group Ohio Municipal Bond Fund I share class posted a total return of 1.84% for the year ended June 30, 1999. (For information on other share classes and performance comparisons to indexes, please see page 29.)

HOW DID THE STATE'S ECONOMY FARE?
Ohio, with its well developed, diverse economy and employment base, together with the strong financial controls in place, has moved in tandem with the national economy over the last few years. As a result, a string of large operating surpluses has helped to build a significant "rainy day fund" and lower debt levels to national averages.

The state continues to attempt to diversify away from the mature manufacturing industries located in Northeast Ohio and into the less-cyclical service sectors.

The outlook for the state is for continued stability due to its size and diversity. A major challenge going forward will be the development of a new school funding structure, as the current one has been ruled unconstitutional by the state Supreme Court.

HOW DID THE TAX-EXEMPT MARKET COMPARE TO THE TREASURY MARKET?
As expected, the municipal sector mimicked the broad moves of the Treasury sector over the year. This, however, took place over two phases as the municipal market underperformed Treasuries over the last six months of 1998 and outperformed Treasuries during the first half of 1999. The underperformance was due to several factors, including a surge in new issuance that made 1998 the second-busiest year for new issues. Also, the emerging market economic crisis and concern over the stability of the financial markets fueled a flight to quality in the fall of 1998. Treasuries rallied and outperformed all other fixed-income securities. In addition, the normal lag in tax-free rate moves to those in the Treasury sector contributed to underperformance.

All of these factors reversed once interest rates began to move upward in early 1999. After all was said and done, the municipal sector ended the fiscal year at approximately the same relationship to Treasuries as at the beginning of the year. Tax-exempt rates rose about 0.30 percentage points over the period, with a slight steepening of the yield curve out to four years.

WHAT EFFECT DID THESE EVENTS HAVE ON THE FUND'S PERFORMANCE?
The general increase in interest rates caused the Fund's share price to decline during the period. As a result, the major contributor to the Fund's performance was income, which offset the price depreciation and kept the Fund's return positive.

In response to the increase in tax-exempt rates over the year, the Fund's 30-day SEC yield on the I share class increased to 4.35% on June 30, 1999, from 4.19% on June 30, 1998. (For investors in the 39.6% federal income tax bracket and the 6.8% Ohio state bracket, the 4.35% tax-exempt yield translates into a 7.73% tax-equivalent yield.)

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
For the most part, our investment selections are limited to bonds issued in Ohio. As such, we must consider bonds in all market sectors, focusing on high-quality, full-coupon (at par or a slight premium price), intermediate bonds (maturity in nine to 15 years) with good call structures. (Call refers to a bond issuer's right to repay, or "call," the bond prior to its maturity date.) This approach is designed to provide a good income stream while providing some price protection if rates begin to increase.

The only flexibility in our strategy is the timing of our purchases. As interest rates fell during the second half of 1998, we maintained a fully invested posture to take advantage of the favorable environment. The subsequent rise in rates in 1999 led to a slowing of our investment process, as we held new money in cash to control the upward drift in the portfolio's duration as interest rates rose. (Duration is a measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) Despite these efforts, the Fund's duration increased slightly, from 5.7 years on June 30, 1998, to 6.5 years on June 30, 1999. This slightly longer duration enhanced the Fund's performance as interest rates were falling,

                       One Group Ohio Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

but it hindered the Fund's performance as interest rates increased in the first half of 1999.

The Fund's turnover rate remained favorable, primarily because the fund is state-specific and the ability to find well structured, good quality securities can be limited. Turnover usually occurs to improve the Fund's income stream, address credit concerns, or improve the overall portfolio structure.

HOW WAS THE FUND STRUCTURED IN TERMS OF QUALITY?
The Fund's average quality remained high during the year, with 66% of the portfolio rated AAA--the highest rating.

WHAT IS YOUR OUTLOOK FOR THE FUND?
With the domestic economy continuing to show strength, interest rates may remain under pressure for the near term. In addition, the Federal Reserve has shown its willingness to tighten monetary policy as a pre-emptive strike against rising inflation. This, too, may keep interest rates in an upward trend for the time being.

Our strategy going forward will focus on controlling the outward drift in duration if interest rates continue to rise. We will attempt to accomplish this by keeping new inflows in cash and/or short-term securities and employing tax loss swaps to shorten maturity without disrupting the portfolio's income stream.

/s/ Patrick Morrissey
--------------------------------------------------
Patrick Morrissey
Team Leader
Banc One Investment Advisors Municipal Team

/s/ Gary J. Madich
---------------------------------------------------
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                       One Group Ohio Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year       (7/2/91)
  Class I                1.84%       5.57%        6.20%


  Class I

Value of $10,000 Investment
                                                         CLASS I                                           LIPPER INTERMEDIATE
                                                         -------             LEHMAN BROTHERS 7 YEAR       MUNICIPAL BOND FUNDS
                                                                              MUNICIPAL BOND INDEX                INDEX
                                                                             ----------------------       --------------------
7/91                                                    10000.00                    10000.00                    10000.00
6/92                                                    11061.00                    10983.00                    10913.00
6/93                                                    12325.00                    12163.00                    12192.00
6/94                                                    12334.00                    12317.00                    12112.00
6/95                                                    13083.00                    13330.00                    12931.00
6/96                                                    13827.00                    14069.00                    13592.00
6/97                                                    14825.00                    15057.00                    14467.00
6/98                                                    15883.00                    16162.00                    15472.00
6/99                                                    16176.00                    16634.00                    15811.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/18/92)
  Class A                1.59%       5.31%        5.65%
  Class A*              (2.96)%      4.34%        4.98%


  Class A
  Class A*

* Reflects 4.50% Sales Charge.

Value of $10,000 Investment
                                              CLASS A                CLASS A*          LEHMAN BROTHERS 7     LIPPER INTERMEDIATE
                                              -------                --------         YEAR MUNICIPAL BOND       MUNICIPAL BOND
                                                                                             INDEX               FUNDS INDEX
                                                                                      -------------------    -------------------
2/92                                          10000.00                9550.00               10000.00               10000.00
6/92                                          10393.00                9925.00               10319.00               10311.00
6/93                                          11577.00               11056.00               11428.00               11331.00
6/94                                          11572.00               11051.00               11572.00               11443.00
6/95                                          12242.00               11691.00               12525.00               12218.00
6/96                                          12908.00               12327.00               13218.00               12842.00
6/97                                          13805.00               13183.00               14147.00               13669.00
6/98                                          14753.00               14082.00               15185.00               14619.00
6/99                                          14987.00               14306.00               15628.00               14939.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year      (1/14/94)
  Class B                1.01%       4.67%        3.49%
  Class B**             (3.84)%      4.33%        3.34%


  Class B
  Class B**

** Reflects Applicable Contingent Deferred Sales Charge.

Value of $10,000 Investment
                                              CLASS B               CLASS B**          LEHMAN BROTHERS 7     LIPPER INTERMEDIATE
                                              -------               ---------         YEAR MUNICIPAL BOND       MUNICIPAL BOND
                                                                                             INDEX               FUNDS INDEX
                                                                                      -------------------    -------------------
1/94                                          10000.00               10000.00               10000.00               10000.00
6/94                                           9598.00                9598.00                9622.00                9601.00
6/95                                          10095.00               10095.00               10413.00               10251.00
6/96                                          10578.00               10578.00               10990.00               10775.00
6/97                                          11241.00               11241.00               11762.00               11469.00
6/98                                          11937.00               11937.00               12625.00               12266.00
6/99                                          12059.00               11963.00               12994.00               12535.00

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The performance of the Ohio Municipal Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                  One Group West Virginia Municipal Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
For the year ended June 30, 1999, One Group West Virginia Municipal Bond Fund I share class posted a total return of 1.71%. (For information on other share classes and performance comparisons to indexes, please see page 32.)

HOW DID THE STATE'S ECONOMY FARE?
West Virginia continues to make progress in moving from one of the nation's weakest states a decade ago to one on very solid financial ground. The primary factors contributing to this have been a strong national economy, state budgetary reforms, and a diversification of its economic base from the steel and mining industries to the less cyclical service sector.

During the past year, employment levels grew faster than the national average, even though the steel and mining industries continued to contract. This helped lower the state's unemployment rate to the lowest level in 20 years, although it remained above the national average. In addition, income and debt levels improved substantially. All of this helped to produce a "rainy day fund" that equals approximately 1.5% of annual revenues.

HOW DID THE TAX-EXEMPT MARKET COMPARE TO THE TREASURY MARKET?
As expected, the municipal sector mimicked the broad moves of the Treasury sector over the year. This took place over two phases, however, as the municipal market underperformed Treasuries over the last six months of 1998 and outperformed Treasuries during the first half of 1999. The underperformance was due to several factors, including a surge in new issuance that made 1998 the second-busiest year for new issues. Also, the emerging market economic crisis and concern over the stability of the financial markets fueled a flight to quality in the fall of 1998. Treasuries rallied and outperformed all other fixed-income securities. In addition, the normal lag in tax-free rate moves to those in the Treasury sector contributed to underperformance.

All of these factors reversed once interest rates began to move upward in early 1999. After all was said and done, the municipal sector ended the fiscal year at approximately the same relationship to Treasuries as at the beginning of the year. Tax-exempt rates rose about 0.30 percentage points over the period, with a slight steepening of the yield curve out to four years.

WHAT EFFECT DID THESE EVENTS HAVE ON THE FUND'S PERFORMANCE?
The general increase in interest rates caused the Fund's share price to decline during the period. As a result, the major contributor to the Fund's performance was income, which offset the price depreciation and kept the Fund's return positive.

In response to the increase in tax-exempt rates over the year, the Fund's 30-day SEC yield on the I share class increased to 4.29% on June 30, 1999, from 4.13% on June 30, 1998. (For investors in the 39.6% federal income tax bracket and the 6.5% West Virginia state bracket, the 4.29% tax-exempt yield translates into a 7.60% tax-equivalent yield.)

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
In general, our investment selections are limited to bonds issued in West Virginia. Because of this, we look for diversity and opportunity from bonds in all market sectors, focusing on high-quality, full-coupon (at par or a slight premium price), intermediate bonds (maturity in nine to 15 years) with good call structures. (Call refers to a bond issuer's right to repay, or "call," the bond prior to its maturity date.) This approach is designed to produce a good income stream while providing some price protection if rates begin to increase.

The only flexibility in our strategy is the timing of our purchases. As interest rates fell during the second half of 1998, we maintained a fully invested posture to take advantage of the favorable environment. The subsequent rise in rates in 1999 led to a slowing of our investment process, as we held new money in cash to control the upward drift in the portfolio's duration as interest rates rose. (Duration is a measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) Despite these efforts, the Fund's duration increased slightly, from 5.9 years on June 30, 1998, to 6.4 years on June 30, 1999. This slightly longer duration enhanced Fund performance in the last half of 1998, as interest

                  One Group West Virginia Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

rates declined, but it hindered the Fund's performance as interest rates increased in the first half of 1999.

The Fund's turnover rate remained favorable, primarily because the fund is limited to bonds issued in West Virginia, and the ability to find well structured, good quality securities can be limited. Turnover usually occurs to improve the Fund's income stream, address credit concerns, and/or improve the overall portfolio structure.

HOW WAS THE FUND STRUCTURED IN TERMS OF QUALITY?
The Fund's average quality remained high during the year. At year end, 83% of the portfolio was rated AA or better, approximately the same as on June 30, 1998.

WHAT IS YOUR OUTLOOK FOR THE FUND?
With the domestic economy continuing to show strength, interest rates may remain under pressure for the near term. In addition, the Federal Reserve has shown its willingness to tighten monetary policy as a pre-emptive strike against rising inflation. This, too, may keep interest rates in an upward trend for the time being.

Our strategy going forward will focus on controlling the outward drift in duration if interest rates continue to rise. We will attempt to accomplish this by keeping new inflows in cash and/or short-term securities while employing tax loss swaps to shorten maturity without disrupting the portfolio's income stream.

/s/ Patrick Morrissey
----------------------------------------------------
Patrick Morrissey
Team Leader
Banc One Investment Advisors Municipal Team

/s/ Gary J. Madich
----------------------------------------------------
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                  One Group West Virginia Municipal Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year  (12/31/83)
  Class I               1.71%     5.31%     6.09%      7.01%


  Class I

                                                         CLASS I                                           LIPPER INTERMEDIATE
                                                         -------             LEHMAN BROTHERS 7 YEAR       MUNICIPAL BOND FUNDS
                                                                              MUNICIPAL BOND INDEX                INDEX
                                                                             ----------------------       --------------------
6/89                                                    10000.00                    10000.00                    10000.00
6/90                                                    10691.00                    10675.00                    10619.00
6/91                                                    11495.00                    11624.00                    11500.00
6/92                                                    12492.00                    12895.00                    12682.00
6/93                                                    13505.00                    14280.00                    13937.00
6/94                                                    13939.00                    14461.00                    14075.00
6/95                                                    14727.00                    15651.00                    15028.00
6/96                                                    15402.00                    16517.00                    15783.00
6/97                                                    16534.00                    17678.00                    16856.00
6/98                                                    17752.00                    18975.00                    18028.00
6/99                                                    18056.00                    19532.00                    18426.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year  (12/31/83)
  Class A               1.37%     5.09%     5.85%      6.77%
  Class A*             (3.21)%    4.13%     5.36%      6.45%


  Class A
  Class A*

* Reflects 4.50% Sales Charge.

                                              CLASS A                CLASS A*          LEHMAN BROTHERS 7     LIPPER INTERMEDIATE
                                              -------                --------         YEAR MUNICIPAL BOND       MUNICIPAL BOND
                                                                                             INDEX               FUNDS INDEX
                                                                                      -------------------    -------------------
6/89                                          10000.00                9550.00               10000.00               10000.00
6/90                                          10679.00               10196.00               10675.00               10619.00
6/91                                          11453.00               10935.00               11624.00               11500.00
6/92                                          12417.00               11855.00               12895.00               12682.00
6/93                                          13381.00               12775.00               14280.00               13937.00
6/94                                          13776.00               13152.00               14461.00               14075.00
6/95                                          14518.00               13861.00               15651.00               15028.00
6/96                                          15150.00               14465.00               16517.00               15783.00
6/97                                          16284.00               15547.00               17678.00               16856.00
6/98                                          17422.00               16633.00               18975.00               18028.00
6/99                                          17660.00               16861.00               19532.00               18426.00

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year  (12/31/83)
  Class B               0.80%     4.45%     5.19%      6.09%
  Class B**            (4.04)%    4.11%     5.19%      6.09%


  Class B
  Class B**

** Reflects Applicable Contingent Deferred Sales Charge.

                                              CLASS B               CLASS B**          LEHMAN BROTHERS 7     LIPPER INTERMEDIATE
                                              -------               ---------         YEAR MUNICIPAL BOND       MUNICIPAL BOND
                                                                                             INDEX               FUNDS INDEX
                                                                                      -------------------    -------------------
6/89                                          10000.00               10000.00               10000.00               10000.00
6/90                                          10602.00               10602.00               10675.00               10619.00
6/91                                          11308.00               11308.00               11624.00               11500.00
6/92                                          12180.00               12180.00               12895.00               12582.00
6/93                                          13038.00               13038.00               14280.00               13937.00
6/94                                          13338.00               13338.00               14461.00               14075.00
6/95                                          13955.00               13955.00               15651.00               15028.00
6/96                                          14481.00               14481.00               16517.00               15783.00
6/97                                          15434.00               15434.00               17678.00               16856.00
6/98                                          16449.00               16449.00               18975.00               18028.00
6/99                                          16581.00               16581.00               19532.00               18426.00

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The fund's income may be subject to the federal alternative minimum tax.

The above-quoted performance data includes the performance of a collective trust fund for the period prior to the commencement of operations of the mutual fund on January 20, 1997, adjusted to reflect the deduction of fees and expenses. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the collective trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

The performance of the West Virginia Municipal Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lehman Brothers 7 Year Municipal Bond Index for all classes consists of the average monthly returns of the Lehman Brothers Municipal Bond Index from June 1988 through December 1989. Thereafter, the data is from the Lehman Brothers 7 Year Municipal Bond Index which corresponds with the initiation of the Index on January 1, 1990.

The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS (96.4):
Alabama (4.6%):
 $3,815     Courtland Industrial Development
              Board, 7.20%, 12/1/13, Callable
              5/14/02 @ 103                         $  4,152
  2,000     Dothan Industrial Development Board,
              4.60%, 10/1/02, Callable 6/1/01 @
              103, LOC: First Union National
              Bank................................     2,000
                                                    --------
                                                       6,152
                                                    --------
Arizona (4.0%):
    105     Sedona, Certificate of Participation,
              6.25%, 7/1/01.......................       109
    110     Sedona, Certificate of Participation,
              6.30%, 7/1/00.......................       112
  5,175     State Transportation Board, Executive
              Tax Revenue, Maricopa County, 4.60%,
              7/1/04, AMBAC.......................     5,201
                                                    --------
                                                       5,422
                                                    --------
Arkansas (5.3%):
  4,940     State Development Authority, Single
              Family Mortgage Revenue, 6.50%,
              2/1/11, Callable 10/1/07 @ 103......     5,158
  2,000     State Student Loan Authority, Revenue,
              Series A-1, 5.95%, 6/1/01...........     2,047
                                                    --------
                                                       7,205
                                                    --------
California (4.1%):
  4,000     Los Angeles Wastewater System,
              Revenue, Refunding Series A, 5.50%,
              2/1/02, FGIC                             4,142
  1,400     Palm Springs Housing Authority,
              Multifamily Revenue, 4.90%,
              9/1/23..............................     1,412
                                                    --------
                                                       5,554
                                                    --------
Colorado (6.4%):
  2,845     El Paso County, School District #2,
              0.00%, 12/1/00......................     2,698
  1,600     Housing Finance Authority, 6.80%,
              8/1/14, Callable 8/1/02 @ 102.......     1,691
  4,000     Meridian Metropolitan District, 7.50%,
              12/1/11, Callable 12/1/01 @ 101.....     4,278
                                                    --------
                                                       8,667
                                                    --------
Delaware (1.9%):
  2,625     Clipper Caraval Tax-Exempt Certified
              Trust, Series 1998-1, 4.50%,
              10/6/05, AMBAC......................     2,625
                                                    --------
Illinois (7.6%):
  1,460     Broadview Tax Increment, Revenue,
              4.00%, 7/1/00.......................     1,457
  1,655     Broadview Tax Increment, Revenue,
              4.50%, 7/1/03.......................     1,641

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $3,500     Chicago School Finance Authority,
              Refunding Series A, GO, 4.70%,
              6/1/00, FGIC........................  $  3,537
  1,450     Development Finance Authority,
              Pollution Control Revenue, Chrysler
              Corporation Project, 5.70%,
              10/1/99.............................     1,458
  2,000     Southwestern Development Authority,
              Medical Facility Revenue, 7.00%,
              8/15/12, Callable 8/15/02 @ 102.....     2,183
                                                    --------
                                                      10,276
                                                    --------
Indiana (3.7%):
  5,000     Educational Facility Wabash, Private
              Placement, 4.80%, 11/1/03...........     4,952
                                                    --------
Iowa (0.8%):
  1,000     Student Loan Liquidity Corp., Series
              A, 6.45%, 3/1/02....................     1,043
                                                    --------
Kentucky (1.9%):
  2,500     Jefferson County School District
              Finance, Capital Building Revenue,
              Refunding Series B, 5.70%, 1/1/00,
              MBIA................................     2,530
                                                    --------
Louisiana (8.4%):
 10,100     Lake Charles Harbor & Terminal
              District Port Facilities, Revenue,
              7.75%, 8/15/22......................    11,319
                                                    --------
Maryland (3.8%):
  5,000     Montgomery County, Construction Public
              Improvements, Series A, GO, 5.10%,
              4/1/02..............................     5,127
                                                    --------
Massachusetts (8.7%)
  4,000     New England Education Loan Marketing
              Corporation, Revenue, Series G,
              5.00%, 8/1/00.......................     4,054
  3,375     State Housing Finance Agency, 6.85%,
              11/15/11, Callable 5/15/02 @ 102         3,630
  3,750     State Housing Finance Agency, 6.80%,
              11/15/12, Callable 5/15/02 @ 102....     4,020
                                                    --------
                                                      11,704
                                                    --------
Michigan (5.2%):
  4,500     Dickinson County Economic Revenue,
              Refunding Champion International,
              6.55%, 3/1/07, Callable 7/29/00 @
              102.................................     4,694
    500     Higher Education Facilities Authority,
              Revenue, Refunding Limited
              Obligation, Thomas M Cooley, 4.35%,
              5/1/02, LOC: First of America
              Bank................................       498

                                       33
Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $  600     Higher Education Facilities Authority,
              Revenue, Refunding Limited
              Obligation, Thomas M Cooley, 4.45%,
              5/1/03, LOC: First of America
              Bank................................  $    596
  1,230     State Strategic Fund, Limited
              Obligation Revenue, 4.50%, Mandatory
              Put 2/15/01 @ 100, LOC: First of
              American Bank, Lutheran Social
              Services............................     1,223
                                                    --------
                                                       7,011
                                                    --------
Minnesota (1.5%)
  2,000     State Housing Finance Agency, Single
              Family Mortgage, Series G, 3.70%,
              Mandatory Put 6/29/00 @ 100.........     1,996
                                                    --------
Nevada (2.8%)
  3,675     Clark County Highway Improvements,
              Revenue, Motor Vehicle Fuel Tax
              Public Improvements, 5.00%, 7/1/02,
              AMBAC...............................     3,753
                                                    --------
New York (2.4%)
  3,150     Municipal Assistance Corporation,
              Series G, 5.00%, 7/1/02.............     3,216
                                                    --------
North Carolina (3.0%)
  3,950     Capital Improvement, Series A, GO,
              4.70%, 2/1/03.......................     4,009
                                                    --------
Ohio (8.6%)
  2,350     State Air Quality Development
              Authority, Revenue, 6.85%, 4/1/10,
              Callable 4/1/01 @ 102...............     2,476
  3,000     State Building Authority, Revenue,
              Refunding, State Correctional
              Facilities, Series A, 4.50%,
              10/1/02.............................     3,020

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $5,950     State Water Development Authority,
              Revenue, 6.40%, 8/15/27, Callable
              8/15/02 @ 100.......................  $  6,277
                                                    --------
                                                      11,773
                                                    --------
Oregon (1.9%)
  2,400     Kaiser Permanente, 6.50%, 4/1/11,
              Callable 4/1/01 @ 102...............     2,504
                                                    --------
Texas (6.7%)
  4,870     Central Housing Finance Corp., 8.20%,
              4/1/22, GNMA........................     5,387
  3,445     Wood Glen Housing Finance Corp.,
              7.13%, 9/1/21, Callable 9/1/99 @
              100, FHA............................     3,625
                                                    --------
                                                       9,012
                                                    --------
Virginia (3.1%)
  4,170     State Public Building Authority,
              Public Facilities Revenue, Series A,
              4.90%, 8/1/03.......................     4,251
                                                    --------
  Total Municipal Bonds                              130,101
                                                    --------
DAILY DEMAND NOTES (1.8%):
New York (1.8%):
  2,400     Long Island Power Authority, Electric
              System Revenue, 3.85%, 5/1/33 *.....     2,400
                                                    --------
  Total Daily Demand Notes                             2,400
                                                    --------
INVESTMENT COMPANIES (0.6%):
    816     Provident Municipal Cash Fund.........       816
                                                    --------
  Total Investment Companies                             816
                                                    --------
Total (Cost $133,234)(a)                            $133,317
                                                    ========

------------

Percentages indicated are based on net assets of $134,971.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $   532
                   Unrealized depreciation......................     (449)
                                                                  -------
                   Net unrealized appreciation..................  $    83
                                                                  =======

* Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1999.

AMBAC    Insured by AMBAC Indemnity Corp.                       GO     General Obligation
FGIC     Insured by Federal Guarantee Insurance Corp.           LOC    Letters of Credit
                                                                       Insured by Municipal Bond Insurance
FHA      Insured by Federal Housing Administration              MBIA   Association
GNMA     Insured by Government National Mortgage Association

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS (95.2%):
Alabama (0.8%):
 $ 3,500    Courtland Industrial Development
              Board, Solid Waste Disposal
              Revenue, Series A, AMT, 6.50%,
              9/1/25, Callable 9/1/05 @ 102.....  $    3,689
   5,000    State Public School & College
              Authority, 5.25%, 11/1/05, MBIA...       5,178
                                                  ----------
                                                       8,867
                                                  ----------
Alaska (1.1%):
   1,000    Anchorage, GO, 6.00%, 10/1/10,
              FGIC..............................       1,078
   7,000    North Slope Boro, Capital
              Appreciation, Series A, 0.00%,
              6/30/08,..........................       4,453
   3,750    North Slope Boro, Capital
              Appreciation, Series A, GO, 0.00%,
              6/30/09, MBIA.....................       2,253
   1,000    Student Loan Corp., Revenue, 5.50%,
              7/1/04, Callable 7/1/03 @ 100.....       1,027
   1,000    Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.00%,
              7/1/09............................         986
   1,000    Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.10%,
              7/1/10............................         986
   1,000    Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.20%,
              7/1/11............................         988
                                                  ----------
                                                      11,771
                                                  ----------
Arizona (1.7%):
   1,105    Maricopa County Development
              Authority, Multi-Family Housing
              Revenue, 5.65%, 1/1/09, Callable
              1/1/07 @ 101......................       1,130
   1,280    Maricopa County Development
              Authority, Multi-Family Housing
              Revenue, 6.05%, 7/1/17, Callable
              1/1/07 @ 101......................       1,317
   1,385    Maricopa County Industrial
              Development Revenue, Coral
              Apartments, Project B, AMT, 5.10%,
              3/1/28, Callable 3/1/06 @ 101.....       1,374
     500    Maricopa County, School District
              #028, GO, Kyrene Elementary,
              0.00%, 1/1/09, FGIC...............         310
   1,500    Maricopa County, School District
              #69, GO, Paradise Valley, 0.00%,
              7/1/07, AMBAC.....................       1,015
   2,000    Maricopa County, Unified School
              District #41, GO, 6.10%, 7/1/14,
              Prerefunded 7/1/04 @ 100, FGIC....       2,145

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 2,835    Phoenix Airport Revenue, Series D,
              AMT, 6.00%, 7/1/06, MBIA..........  $    3,021
     700    Phoenix Industrial Development
              Authority, 6.00%, 12/1/10,
              Callable 12/1/03 @ 102............         718
   2,060    Pima County, Industrial Development
              Authority, 5.45%, 4/1/10, Callable
              4/1/07 @ 102, MBIA................       2,117
   1,090    Show Low Industrial Development
              Authority, Hospital Revenue,
              Navapache Regional Medical Center,
              Series A, 5.25%, 12/1/10, ACA.....       1,082
   1,170    Show Low Industrial Development
              Authority, Hospital Revenue,
              Navapache Regional Medical Center,
              Series A, 5.30%, 12/1/11, ACA.....       1,158
   2,215    University of Arizona, Revenue,
              5.25%, 6/1/14, FSA................       2,219
                                                  ----------
                                                      17,606
                                                  ----------
Arkansas (0.6%):
   5,100    Ashdown Pollution Control Revenue,
              4.75%, 4/1/08, Callable 3/1/08 @
              100...............................       4,888
   1,060    Sebastian County, Community Junior
              College, 5.35%, 4/1/10, Callable
              4/1/07 @ 101, AMBAC...............       1,084
   1,000    State Capital Appreciation, Series
              97A, 0.00%, 6/1/14................         453
                                                  ----------
                                                       6,425
                                                  ----------
California (4.4%):
   2,000    ABAG Finance Authority for Nonprofit
              Corp., American Baptist Homes,
              5.75%, 10/1/17, Callable 10/1/07 @
              102...............................       1,978
   1,945    ABAG Finance Authority for Nonprofit
              Corp., Multi-Family Housing
              Revenue, AMT, 6.75%, 4/20/07,
              GNMA..............................       2,109
   2,000    ABAG Finance Authority for Nonprofit
              Corp., Multi-Family Housing
              Revenue, AMT, 5.70%, 11/1/26,
              Callable 11/1/06 @ 100............       2,099
   3,500    Long Beach Harbor, Series A, AMT,
              6.00%, 5/15/12, FGIC..............       3,782
   4,000    Orange County, Local Transportation,
              5.70%, 02/15/11, AMBAC............       4,257
   4,000    Orange County, Recovery Certificate
              of Participation, Series A, 5.70%,
              7/1/10, Callable 7/1/06 @
              102.00............................       4,231
   1,750    Riverside County, 5.75%, 6/1/09.....       1,886

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $ 3,300    Sacramento Cogeneration Authority,
              Revenue, Cogeneration Project
              Procter & Gamble, 5.60%, 7/1/99...  $    3,300
   1,000    Sacramento Cogeneration Authority,
              Revenue, Cogerneration Project
              Procter & Gamble, 5.90%, 7/1/02...       1,040
   3,000    Sacramento Municipal Utility
              District, 5.40%, 11/15/06,
              Callable 11/15/03 @ 102, FSA......       3,138
   3,500    Southern California Public Power
              Authority, Power Project Revenue,
              5.50%, 1/1/05, AMBAC..............       3,712
   1,000    Southern California Public Power
              Authority, Transmission Project,
              Revenue, 0.00%, 7/1/15, MBIA......         423
   1,000    State, GO, 7.00%, 10/1/07...........       1,159
   7,000    State Public Works Board, Lease
              Revenue, Series A, 5.50%,
              6/1/14............................       7,278
   1,400    Statewide Community Development
              Authority, 2.40%, 1/1/09, Callable
              1/1/04 @ 102, AMBAC...............       1,414
   5,000    Statewide Community Development
              Authority, Apartment Development
              Revenue, Series A-3, 5.10%,
              5/15/25, Callable 7/1/08 @ 101....       4,869
                                                  ----------
                                                      46,675
                                                  ----------
Colorado (6.8%):
   1,230    Adams County, Single Family Mortgage
              Revenue, Series A, 8.88%,
              8/1/03............................       1,427
   3,290    Arapahoe County, Capital
              Improvements, Project E470, 0.00%,
              8/31/03...........................       2,730
   1,135    Arapahoe County, School District
              #001, Englewood, 0.00%, 11/1/09...         672
   1,325    Aurora Housing Authority,
              Multifamily Revenue, 5.00%,.......       1,319
   5,325    Colorado Housing Financial
              Authority, 6.55%, 10/1/16,
              Callable 4/1/09 @ 105.............       5,862
   2,000    Colorado Springs, School District
              #11, 4.65%, 12/15/14, Callable
              12/15/09 @ 100....................       1,864
   3,410    Colorado Water Reservior & Power
              Development Authority, Wastewater
              Revenue, 6.00%, 9/1/10, AMBAC.....       3,707
     300    Cordillera Metropolitan District,
              4.75%, 2/1/09, Callable 2/1/08 @
              100...............................         284
     560    Cordillera Metropolitan District,
              4.85%, 2/1/10, Callable 2/1/08 @
              100...............................         528
   1,385    Cordillera Metropolitan District,
              4.95%, 2/1/12, Callable 2/1/08 @
              100...............................       1,305

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,000    Cordillera Metropolitan District,
              5.15%, 2/1/15, Callable 2/1/08 @
              100...............................  $      950
   2,900    Denver City & County, Airport
              Revenue, AMT, 7.30%, 11/15/00.....       3,016
   1,145    Denver City & County, Airport
              Revenue, AMT, 6.55%, 11/15/03,
              Callable 11/15/02 @ 102...........       1,212
   2,000    Denver City & County, Airport
              Revenue, AMT, 7.25%, 11/15/05,
              Callable 11/15/02 @ 102...........       2,172
     885    Denver City & County, Airport
              Revenue, AMT, 6.75%, 11/15/13,
              Callable 11/15/02 @ 102, MBIA.....         951
   1,000    Denver City & County, Airport
              Revenue, AMT, 8.00%, 11/15/25,
              Callable 11/15/01 @ 100...........       1,066
   2,000    Denver City & County, Airport
              Revenue, Series B, AMT, 5.75%,
              11/15/09, Callable 11/15/06 @ 102,
              MBIA..............................       2,083
   1,000    Denver City & County, School
              District #001, GO, 6.50%,
              12/1/10...........................       1,132
   9,750    Denver City & County, School
              District #1, GO, 0.00%, 12/1/06...       6,822
   2,030    Douglas County, School District #Re
              1, 5.25%, 12/15/11, Callable
              12/15/09 @ 100, FGIC..............       2,060
   5,000    El Paso County, School District,
              7.13%, 12/1/19, Callable 12/1/07 @
              125...............................       6,090
   1,135    Health Facilities Authority,
              Revenue, 6.40%, 1/1/10, Callable
              1/1/07 @ 101......................       1,162
   4,255    Highlands Ranch Metropolitan
              District #004, GO, 5.25%, 12/1/15,
              Callable 12/1/08 @ 101, AMBAC.....       4,216
     210    Housing Finance Authority, AMT,
              5.63%, 5/1/04.....................         216
   3,070    Housing Finance Authority, GO,
              Series A, 6.40%, 8/1/06, Callable
              8/1/02 @ 102, MBIA................       3,225
4,000...    Housing Finance Authority,
            Multi-Family Program, 5.65%,
              10/1/15...........................       4,130
   1,000    Housing Finance Authority, Revenue,
              Single Family Program, Series C-2,
              5.15%, 11/1/16, Callable 5/1/08 @
              102...............................         975
   3,250    Housing Finance Authority, Series 97
              B-3, 6.80%, 11/1/28, Callable
              5/1/07 @ 105......................       3,610
     215    Housing Finance Authority, Single
              Family Program, Series F, AMT,
              6.75%, 12/1/04....................         222

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $   260    Housing Finance Authority, Single
              Family, Series D, 5.65%, 12/1/04,
              Callable 5/1/03 @ 100.............  $      267
   3,000    Jefferson County, Open Space Sales
              Tax Revenue, 5.00%, 11/1/11,
              Callable 11/1/09 @ 100............       2,977
   3,500    Jefferson County, School District
              #R-001, GO, 5.90%, 12/15/05.......       3,721
     325    San Miguel County, Mountain Village
              Metropolitan District, 8.10%,
              12/1/11, Callable 12/1/02 @ 101...         360
                                                  ----------
                                                      72,333
                                                  ----------
Connecticut (0.8%):
   1,000    Bridgeport, 6.50%, 9/1/08, AMBAC....       1,120
   1,015    State Health & Educational
              Facilities, Series 97E, 5.50%,
              7/1/09, Callable 7/1/07 @ 102.....       1,038
   1,650    State Housing Finance Authority,
              6.70%, 11/15/12, Callable 11/15/02
              @ 102.............................       1,777
     500    State Housing Finance Authority,
              7.10% 11/15/04, Callable 11/15/99
              @102, FHA/VA......................         513
   1,575    State, GO, Series A, 5.30%, 5/15/10,
              Callable 5/15/06 @ 101............       1,617
   2,475    State, GO, Series B, 6.00%,
              10/1/05...........................       2,680
                                                  ----------
                                                       8,745
                                                  ----------
District of Columbia (0.4%):
   2,000    District of Columbia Water & Sewer
              Revenue, 5.50%, 10/1/12, Callable
              4/1/09 @ 160, FSA.................       2,068
   2,000    District of Columbia, GO, 5.20%,
              6/1/04, MBIA......................       2,047
                                                  ----------
                                                       4,115
                                                  ----------
Florida (5.4%):
   1,140    Broward County, Housing Authority,
              5.55%, 7/1/09, Callable 7/1/06 @
              102...............................       1,185
   1,650    Clay County, Housing Finance
              Authority, Revenue, Single Family
              Mortgage, AMT, 5.25%, 10/1/07,
              Callable 4/1/07 @102..............       1,682
   1,215    Clay County, Housing Finance
              Authority, Revenue, Single Family
              Mortgage, AMT, 6.20%, 9/1/11,
              Callable 3/1/05 @ 102.............       1,274
     945    Clay County, Housing Finance
              Authority, Revenue, Single Family
              Mortgage, AMT, 6.25%, 9/1/13,
              Callable 3/1/05 @ 102.............         991

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 1,000    Dade County, Aviation Revenue,
              Series A, 6.00%, 10/1/08, Callable
              10/1/05 @ 102, AMBAC..............  $    1,077
   1,155    Department of Corrections,
              Okeechobee Correctional
              Facilities, 6.00%, 3/1/06,
              Callable 3/1/05 @ 102, AMBAC......       1,242
   1,970    Escambia County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, 5.75%, 4/1/04, Callable
              4/1/99 @ 102, GNMA................       2,012
  13,231    Florida Housing Finance Authority,
              6.00%, 3/30/04....................      13,230
   3,635    Hialeah Housing Finance Authority,
              Revenue, 5.80%, 6/20/33, Callable
              6/20/08 @ 105, GNMA...............       3,789
   1,185    Indian River County, Hospital
              Revenue, 5.95%, 10/1/09, Callable
              1/1/07 @ 102, FSA.................       1,271
   1,285    Indian River County, Hospital
              Revenue, 6.00%, 10/1/10, Callable
              1/1/07 @ 102, FSA.................       1,379
   9,000    Lakeland Electric and Water, 6.05%,
              10/1/11, Non-Callable.............       9,792
     110    Manatee County, Housing Finance
              Authority, Mortgage Revenue,
              6.38%, 11/1/05....................         112
   3,060    Miami-Dade County Housing Finance
              Authority, Multi-Family, Revenue,
              AMT, 5.15%, 11/1/19, FNMA.........       2,996
   4,850    Miami-Dade County Housing Finance
              Authority, Revenue, 5.80%,
              10/1/12...........................       5,127
   2,910    Miami-Dade County Housing Finance
              Authority, Single Family Revenue,
              5.90%, 6/1/25, Callable 6/1/08 @
              103, FHLMC........................       3,029
   1,000    Orlando Water & Electricity Revenue,
              8.00%, 4/1/03.....................       1,125
   2,830    Pinellas County, Housing Authority
              Revenue, AMT, 6.30%, 3/1/29,
              Callable 9/1/07 @ 102,
              GNMA/FNMA.........................       3,011
   1,060    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/16............         421
   2,920    Tampa Water & Sewer Revenue, ETM,
              0.00%, 10/1/05....................       2,015
                                                  ----------
                                                      56,760
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Georgia (2.7%):
$  1,500    Atlanta Airport Facilities, 6.50%,
              1/1/08, AMBAC.....................  $    1,658
   1,000    Atlanta Airport Facilities, Revenue,
              Series A, 6.50%, 1/1/07, AMBAC....       1,101
   1,215    Columbus Water & Sewer, Revenue,
              6.30%, 5/1/06, Callable 11/1/02 @
              102, FGIC.........................       1,306
   3,950    Gainesville Water & Sewer, 6.00%,
              11/15/12, FGIC....................       4,297
   8,100    Georgia Municipal Electric Authority
              Power, 5.50%, 1/1/12, MBIA........       8,363
   5,000    Georgia State Tollway Authority,
              5.00%, 7/1/09.....................       5,073
   5,345    Georgia State Tollway Authority,
              5.00%, 7/1/10.....................       5,370
   1,750    Gwinnett County, Water & Sewer
              Revenue, 0.00%, 8/1/08, FGIC......       1,112
                                                  ----------
                                                      28,280
                                                  ----------
Hawaii (1.7%):
   5,000    Honolulu City & County, 5.50%,
              11/1/09, FGIC.....................       5,193
   5,000    Honolulu City & County, 5.75%,
              1/1/10............................       5,264
   1,000    Honolulu City & County, GO, Series
              A, 5.60%, 4/1/07, FSA.............       1,047
   3,500    Honolulu City & County, GO, Series
              A, 7.35%, 7/1/08..................       4,062
   2,065    State Department Budget & Finance
              Mortgage, Revenue, Kapiolani
              Healthcare Systems, 5.60,%
              7/1/02............................       2,122
                                                  ----------
                                                      17,688
                                                  ----------
Idaho (2.3%):
   1,000    Boise Wastewater Facilities,
              Revenue, 4.10%, 2/1/09, AMBAC.....         932
   1,040    Boise Wastewater Facilities,
              Revenue, 4.20%, 2/1/10, Callable
              2/1/09 @ 101, AMBAC...............         963
   1,180    Boise Wastewater Facilities,
              Revenue, 4.40%, 2/1/12, Callable
              2/1/09 @ 101, AMBAC...............       1,089
   1,235    Boise Wastewater Facilities,
              Revenue, 4.50%, 2/1/13, Callable
              2/1/09 @ 101, AMBAC...............       1,143
   1,290    Boise Wastewater Facilities,
              Revenue, 4.60%, 2/1/14, Callable
              2/1/09 @ 101, AMBAC...............       1,199
   1,585    Canyon County, School District #139,
              GO, 4.60%, 7/31/12, Callable
              7/31/05 @ 100, FSA................       1,491

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Idaho, continued:
 $ 1,500    Canyon County, School District #139,
              GO, 4.50%, 7/31/11, Callable
              7/31/05 @ 100, FSA................  $    1,406
   1,500    Canyon County, School District #139,
              GO, 4.70%, 7/31/13, Callable
              7/31/99 @ 100, FSA................       1,418
   1,600    Southern Idaho Regional Solid Waste
              District, 5.45%, 11/1/13, Callable
              11/1/03 @ 101, LOC: Credit Local
              de France.........................       1,637
     790    Student Loan Fund Marketing
              Association, Inc., 6.40%, 10/1/99,
              GSL...............................         794
   1,025    Student Loan Fund Marketing
              Association, Inc., AMT, 5.10%,
              4/1/02, GSL.......................       1,022
   4,500    Student Loan Fund Marketing
              Association, Inc., Series C, AMT,
              5.60%, 4/1/07, Callable 10/1/03 @
              102, GSL..........................       4,582
   1,130    University of Idaho, University
              Revenues, 5.63%, 4/1/14, Callable
              4/1/09 @ 101, AMBAC...............       1,172
   1,300    University Revenue, 5.75%, 4/1/06,
              FSA...............................       1,379
   1,060    University Revenue, 5.50%, 4/1/13,
              Callable 4/1/07 @ 101, MBIA.......       1,085
   2,320    University Student Fee, Recreation
              Center Project, 6.00%, 4/1/14,
              Callable 4/1/09 @ 101, FSA........       2,498
                                                  ----------
                                                      23,810
                                                  ----------
Illinois (5.5%):
   1,000    Chicago Metro Water Reclamation
              District-Greater Chicago Capital
              Improvements, GO, Prerefunded,
              7.25%, 12/1/12....................       1,203
   5,000    Chicago O'Hare International Airport
              Revenue, 5.625%, 1/1/13, Callable
              1/1/06 @ 102, AMBAC...............       5,115
   3,045    Chicago Park District, GO, 6.35%,
              11/15/08, Callable 11/15/05 @ 102,
              MBIA..............................       3,336
   2,585    Chicago Water Revenue, 6.50%,
              11/1/10, FGIC.....................       2,887
   4,000    Chicago, GO, 5.60%, 1/1/04, AMBAC...       4,163
   1,450    Chicago, Single Family Mortgage
              Revenue, 0.00%, 10/1/09, Callable
              10/1/05 @ 78.60, MBIA.............         759
     910    Chicago, Single Family Mortgage
              Revenue, 0.00%, 10/1/09, MBIA.....         452

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 1,365    Cook County, Community School
              District #097, 0.00%, 12/1/15,
              Callable 12/1/10 @ 79.682.........  $      541
   1,365    Cook County, Community School
              District #097, 0.00%, 12/1/16,
              Callable 12/1/10 @ 75.474.........         508
   1,365    Cook County, Community School
              District #097, 0.00%, 12/1/17,
              Callable 12/1/10 @ 71.418.........         476
   1,365    Cook County, Community School
              District #097, 0.00%, 12/1/18,
              Callable 12/1/10 @ 67.778.........         450
     705    Decatur Economic Development, 7.75%,
              6/1/07, Callable 6/1/02 @ 102.....         768
   4,050    Development Finance Authority,
              Revenue, Capital Appreciation
              School District PG-304 PJ, 0.00%,
              1/1/11............................       2,209
     675    Evanston Residential Mortgage,
              6.38%, 1/1/09, Callable 7/1/02 @
              102, AMBAC........................         708
   1,645    Health Facilities Authority,
              Revenue, 6.13%, 11/15/07, Callable
              11/15/04 @ 102, MBIA..............       1,796
   1,500    Health Facilities Authority,
              Revenue, 6.75%, 1/1/10, Callable
              1/1/00 @ 102, FGIC................       1,551
   1,000    McHenry County, High School #157,
              GO, 0.00%, 12/1/11, FSA...........         520
   2,000    Metropolitan Pier & Exposition
              Authority, Dedicated State Tax
              Revenue, 6.50%, 6/1/05............       2,174
   2,250    Metropolitan Pier & Exposition
              Authority, Revenue, 6.40%,
              6/1/03............................       2,395
   2,500    Metropolitan Pier & Exposition
              Authority, Revenue, 6.50%,
              6/1/04............................       2,694
   8,330    Metropolitan Pier & Exposition
              Authority, Revenue, 0.00%,
              12/15/16, MBIA....................       3,192
   3,500    Peru Industrial Development,
              Revenue, 5.25%, 1/1/04............       3,407
   2,785    Regional Transportation Authority,
              Revenue, Transit Improvement,
              Series A, 8.00%, 6/1/03, AMBAC....       3,125
     880    Skokie Park District, Revenue,
              0.00%, 12/1/07, AMBAC.............         580
   1,000    Springfield Electric Revenue, 6.30%
              3/1/04............................       1,066
   5,000    State Sales Tax Revenue, Series Q,
              Refunding, 5.75%, 6/15/06.........       5,288

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 2,500    Student Assistance, Student Loan
              Revenue, Series M, AMT, 6.60%,
              3/1/07, Callable 3/1/02 @ 102.....  $    2,646
   4,445    Winnebago County, School District
              #122, GO, 0.00%, 1/1/13, FSA......       2,151
   1,350    Winnebago County, School District
              #122, Harlem-Loves Park,
              Refunding, 6.35%, 6/1/07, FGIC....       1,485
                                                  ----------
                                                      57,645
                                                  ----------
Indiana (3.9%):
   2,150    Brownsburg Industrial Building
              Corp., Revenue, 5.50%, 2/1/15,
              Callable 2/1/07 @ 102, MBIA.......       2,162
     450    Danville Multipurpose School
              Building Corp., 5.30%, 1/15/09,
              Callable 1/15/07 @ 102, AMBAC.....         457
     300    Eagle Union Community School
              Building, 5.65%, 7/15/10,
              Prerefunded 7/15/06 @ 102.........         320
     500    East Allen Woodlan School Building
              Corp., Revenue, 5.00%, 7/15/09,
              Callable 7/15/07 @ 101, AMBAC.....         497
     500    Evansville Vanderburgh County,
              Revenue, Building Authority Excise
              Incorporated Tax School Funding,
              5.70%, 8/1/13, Callable 8/1/06 @
              102, MBIA.........................         519
   4,900    Fremont Industrial Development,
              Revenue, 5.25%, 5/1/04............       4,817
     500    Hamilton Southeastern School
              Building Corp., Revenue, 5.40%,
              1/15/14, Callable 1/15/07 @ 102,
              AMBAC.............................         505
     250    Health Facilities Financing
              Authority, Clarian Health
              Partners, 5.50%, 2/15/16..........         247
   3,260    Health Facilities Financing
              Authority, Hospital Revenue,
              6.00%, 8/15/10, Callable 8/15/06 @
              102...............................       3,371
   5,000    Indiana Education Facility
              Authority, Wabash College, 4.80%,
              11/1/03, Callable 11/1/01 @ 102...       4,952
   1,000    Indiana Transportation Financial
              Authority, Revenue, 5.25%
              6/1/06............................       1,029
   6,900    Indianapolis Airport Authority,
              Revenue, AMT, Special Facilities,
              Federal Express Corp. Project,
              7.10%, 1/15/17, Callable 7/15/04 @
              102...............................       7,590

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $ 2,500    Indianapolis Economic Development,
              Revenue, Butler Association LTD.
              Project, 5.40%, 1/1/03, Callable
              1/1/00 @ 100*.....................  $    2,504
   2,790    Indianapolis Economic Development,
              Revenue, Knob-in-the-Woods
              Project, 6.38%, 12/1/04...........       3,045
     490    Merrillville, Indiana Multi-School
              Building, Revenue, 5.65%, 7/15/14,
              Callable 1/15/07 @ 102............         500
   4,400    Mishawaka, Indiana School City
              Multi-School, Building
              Corporation, State Aid
              Withholding, 5.50%, 7/15/15,
              Callable 1/15/08 @ 102............       4,437
     500    Monroe County, Indiana Community
              School Corp., Revenue, 5.50%,
              7/1/13, Callable 1/1/07 @ 102.....         507
     500    Purdue University, Certificates of
              Participation, 5.63%, 7/1/13,
              Callable 1/1/07 @ 100.............         509
     300    State Development Finance Authority,
              Revenue, Eld Facilities-Park Tudor
              Foundation Inc., 5.70%, 6/1/12,
              Callable 6/1/07 @102..............         309
   1,000    State Vocational Technical College
              Building Facilities Fee, 6.50%,
              7/1/07, Callable 1/1/05 @ 102,
              AMBAC.............................       1,104
   1,500    University Revenue Student Fee,
              Series J, 5.10%, 8/1/08...........       1,508
     500    Westfield Elementary School Building
              Corp., Revenue, 5.65%, 7/15/11,
              Callable 7/15/07 @ 102, AMBAC.....         517
     250    Westfield High School Building
              Corp., Revenue, 5.10%, 7/5/07,
              Callable 1/5/06 @ 102, FGIC.......         255
                                                  ----------
                                                      41,661
                                                  ----------
Iowa (0.3%):
   1,040    Finance Authority, 6.35%, 7/1/09,
              Callable 1/1/03 @ 102, AMBAC......       1,089
   1,000    Finance Authority, Private College
              Revenue, 5.75%, 12/1/08, MBIA.....       1,062
     505    Finance Authority, Single Family
              Mortgage Revenue, Series F, 6.15%,
              7/1/04, Callable 1/1/03 @ 102,
              AMBAC.............................         518
                                                  ----------
                                                       2,669
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Kansas (0.7%):
 $   550    Kansas State Development Authority,
              4.25%, 6/1/09, Callable 6/1/08 @
              100, FSA..........................  $      517
2,005       Sedgwick & Shawnee, Single Family
              Revenue, 6.70%, 6/1/29............       2,207
     780    Sedgwick County, Family Mortgage
              Revenue, Series A-1, 6.50%,
              12/1/16, Callable 12/1/07 @ 105,
              GNMA..............................         835
   2,480    Wichita Water & Sewer Utility,
              Revenue, 5.00%, 10/1/10, Callable
              10/1/06 @ 101.....................       2,484
   1,750    Wichita Hospital, Revenue, St.
              Francis Regional Hospital, 6.25%,
              10/1/10, Callable 10/1/02 @ 102,
              MBIA..............................       1,866
                                                  ----------
                                                       7,909
                                                  ----------
Kentucky (1.2%):
   1,000    Kenton County, Public Properties
              Corp., 5.63%, 12/1/12, Callable
              12/1/06 @ 101.....................       1,026
   1,010    Kentucky Infrastructure Authority,
              4.25%, 8/1/07.....................         964
   1,000    Martin County Mortgage Section 8,
              Revenue, 6.25%, 7/1/23, FHA.......       1,030
     130    Owensboro Electric Light & Power,
              Revenue, 0.00%, 1/1/09, BIG.......          51
   1,385    Shelby County School District,
              Financial Corp., School Building
              Revenue, 4.80%, 5/1/13, Callable
              5/1/09 @ 101......................       1,327
   1,455    Shelby County School District,
              Financial Corp., School Building
              Revenue, 4.90%, 5/1/14............       1,402
   1,530    Shelby County School District,
              Financial Corp., School Building
              Revenue, 4.90%, 5/1/15............       1,466
     600    Shelby County School District,
              Financial Corp., School Building
              Revenue, 5.50%, 5/1/16............         581
   2,035    State Property & Buildings, Revenue,
              5.00%, 9/1/11, Callable 9/1/09 @
              101...............................       2,018
   2,000    State Property & Buildings, Revenue,
              5.00%, 9/1/11, Callable 9/1/09 @
              101...............................       1,967
   1,000    Winchester Industrial Building,
              7.75%, 7/1/12, Callable 7/1/02 @
              102...............................       1,092
                                                  ----------
                                                      12,924
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Louisiana (1.0%):
 $   221    Housing Agency, Mortgage Revenue,
              7.80%, 12/1/09, Callable 6/1/04 @
              105, GNMA.........................  $      245
     810    Housing Agency, Mortgage Revenue,
              Single Family, Series D-2, AMT,
              8.00%, 6/1/27, Callable 12/1/06 @
              102, GNMA/FNMA....................         884
   1,000    New Orleans, GO, 0.00%, 9/1/06,
              AMBAC.............................         707
   1,550    Public Facilities Authority,
              Revenue, AMT, 6.75%, 9/1/06,
              Callable 9/1/02 @ 102.............       1,626
   2,000    St. Charles Parish, Pollution
              Control, 8.25%, 6/1/14, Callable
              6/1/00 @ 102.5....................       2,061
   3,305    Stadium & Expositions District Hotel
              Occupancy Tax & Stadium Revenue,
              5.25%, 7/1/14, Callable 7/1/09
              @102..............................       3,283
   2,005    State Water and Sewer, Revenue,
              Series A, 5.25%, 12/1/12, Callable
              @ 100.............................       2,014
                                                  ----------
                                                      10,820
                                                  ----------
Maryland (1.0%):
   2,950    State Community Developement
              Administration Department, Housing
              and Community Development, Single
              Family, Fifth Series, 5.95%,
              4/1/16, Callable 4/1/06 @ 102.....       3,093
   2,000    State Community Development
              Administration Department, Housing
              and Community Development, Single
              Family Project, First Series,
              4.90%, 4/1/06.....................       2,012
   5,510    State, GO State & Local
              Facilities-First Series, 5.00%,
              03/01/08, Callable 3/1/07 @ 100...       5,603
                                                  ----------
                                                      10,708
                                                  ----------
Massachusetts (1.8%):
   1,650    Beverly, 6.60%, 3/15/09, Callable
              3/15/04 @ 102, FSA................       1,816
   5,250    New England Education Loan Marketing
              Corp., Series A, 6.50%, 9/1/02,
              Non-Callable......................       5,533
   7,000    State, 5.00%, 8/1/07................       7,114
   2,000    State Grant Anticipation Notes,
              Series A, 5.25%, 6/15/12, Callable
              12/15/08 @ 101....................       2,009
   2,400    State, GO, Series C, 6.00%,
              8/1/09............................       2,601
                                                  ----------
                                                      19,073
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Michigan (3.1%):
 $ 2,000    Detroit Downtown Development
              Authority, Tax Increment Revenue,
              5.25%, 7/1/14, Callable 7/1/08 @
              101...............................  $    1,981
   2,570    Detroit, GO, 5.25%, 4/1/13, Callable
              4/1/09 @ 101, FSA.................       2,566
   4,000    Pittsfield Township, Housing Corp.,
              Revenue, Series A, 6.00%, 1/1/22,
              Callable 7/1/04 @ 103.............       4,152
   5,445    Royal Oak Hospital Finance
              Authority, Hospital Revenue,
              William Beaumont Hospital, 6.25%,
              1/1/11............................       5,948
   3,850    Royal Oak Hospital Finance
              Authority, Hospital Revenue,
              William Beaumont Hospital, 6.25%,
              1/1/12............................       4,224
   2,500    State Building Authority, Revenue,
              4.20%, 10/15/21, Callable 10/15/00
              @ 100.............................       2,438
   1,800    State Building Authority, Revenue,
              3.875%, 10/15/21, Callable
              10/15/09 @ 100....................       1,754
   5,575    State Building Authority, Revenue,
              Series I, 6.75%, 10/1/11, Callable
              10/1/01 @ 102.....................       5,962
   1,500    State Hospital Finance Authority,
              Series A, 8.10%, 10/1/13, Callable
              10/1/05 @ 102.....................       1,802
   2,000    State Hospital Finance Authority,
              5.25%, 3/1/14, Callable 3/1/04 @
              102...............................       1,937
                                                  ----------
                                                      32,764
                                                  ----------
Minnesota (2.6%):
   1,900    Blaine Development Revenue, 5.15%,
              1/1/04............................       1,861
   1,200    Maplewood Multi-Family Revenue,
              6.50%, 9/1/24, Callable 9/1/04 @
              102, FHA..........................       1,295
   6,000    Minnesota Public Facility Authority,
              Water Pollution Control, 5.00%,
              3/1/09, Callable 3/1/07 @ 100.....       6,055
   2,080    State Housing Finance Agency,
              Revenue, Series D, 5.90%, 8/1/15,
              Callable 2/1/05 @102, LOC: MBIA...       2,162
   3,215    State Housing Finance Agency,
              Revenue, Series G, AMT, 6.25%,
              7/1/26, Callable 1/1/06 @ 102.....       3,355
  12,485    State Housing Finance Agency,
              Revenue, Series L, AMT, 6.25%,
              7/1/27, Callable 1/1/05 @ 102.....      12,969
                                                  ----------
                                                      27,697
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Mississippi (0.4%):
 $ 1,450    Home Corp., Single Family, Series D,
              5.25%, 7/1/12, Callable 7/1/07 @
              105, FNMA/GNMA....................  $    1,571
   3,000    Perry County, Pollution Control
              Revenue, 5.20%, 10/1/12, Callable
              3/1/12 @ 100......................       2,920
                                                  ----------
                                                       4,491
                                                  ----------
Missouri (1.5%):
   1,895    Carthage, Waterworks & Wastewater
              Treatment Systems, 6.30%, 7/1/09,
              Callable 7/1/04 @ 101, MBIA.......       2,065
   1,520    Fort Zumwalt School District, 5.20%,
              3/1/09, Callable 3/1/07 @ 100,
              AMBAC.............................       1,543
   1,735    Fort Zumwalt School District, 5.30%,
              3/1/10, Callable 3/1/07 @ 100,
              AMBAC.............................       1,763
   1,205    Kansas City Industrial Development
              Authority, Multi-Family Housing
              Revenue, Series A, AMT, 5.63%,
              7/1/05............................       1,256
   1,430    Kansas City Municipal Corp.,
              Revenue, 5.40%, 1/15/08, Callable
              1/15/06 @ 101, AMBAC..............       1,480
   2,500    St. Louis Convention & Sports
              Complex, 5.50%, 8/15/13, Callable
              8/15/03 @ 102, MBIA...............       2,530
   2,955    St. Louis Land Clearance
              Redevelopment Authority, Housing
              Revenue, 5.95%, 7/1/22, FNMA......       3,172
   2,500    State Health & Education Facility
              Authority, Revenue, 5.50%,
              10/1/12...........................       2,584
                                                  ----------
                                                      16,393
                                                  ----------
Montana (0.2%):
   1,000    State Long Range Building Program,
              Series C, 4.80%, 8/1/14, Callable
              8/1/08 @ 100......................         958
   1,000    State Long Range Building Program,
              Series C, 4.90%, 8/1/15, Callable
              8/1/08 @ 100......................         964
                                                  ----------
                                                       1,922
                                                  ----------
Nebraska (0.2%):
   2,500    University of Nebraska Facilities
              Corp., 5.25%, 7/15/11, Callable
              7/15/08 @ 100.....................       2,521
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Nevada (1.3%):
 $ 8,200    Clark County, Pollution Control
              Revenue, 5.30%, 10/1/11, Callable
              1/1/03 @ 102, ACA.................  $    8,087
   1,000    Municipal Bond Bank Project #20-23A,
              7.00%, 7/1/01, ETM................       1,007
   1,000    Nevada GO Limited Series A, 6.00%,
              5/1/02, Callable 5/1/1 @ 101......       1,040
   3,010    Washoe County, School District, GO,
              6.13%, 8/1/07, Callable 8/1/02 @
              101, MBIA.........................       3,181
                                                  ----------
                                                      13,315
                                                  ----------
New Hampshire (0.1%):
   1,225    Higher Education & Health Facilities
              Authority, Revenue, 6.25%, 1/1/06,
              Callable 7/1/04 @ 102.............       1,310
                                                  ----------
New Jersey (0.3%):
   3,500    Sayreville Housing Development
              Corp., Revenue, 6.00%, 2/1/23,
              Callable 8/1/03 @ 100, FHA........       3,661
                                                  ----------
New Mexico (0.8%):
   1,000    Albuquerque Airport Revenue, AMT,
              6.50%, 7/1/11, Callable 7/1/00 @
              105, AMBAC........................       1,072
   5,455    Educational Assistance Foundation,
              Student Loan Revenue, Series A,
              AMT, 6.85%, 4/1/05, Callable
              4/1/02 @ 102 AMBAC................       5,826
   1,000    Mortgage Financial Authority, 6.50%,
              7/1/25............................       1,085
                                                  ----------
                                                       7,983
                                                  ----------
New York (5.7%):
   8,325    Metropolitan Transit Authority,
              Dedicated Tax, 5.25%, 4/1/12,
              Callable 4/1/09 @ 101.............       8,378
   1,395    Nassau County, 5.63%, 8/1/03,
              FGIC..............................       1,457
   5,000    New York GO, Unlimited Series A,
              6.00%, 8/1/06, Non-Callable.......       5,330
   6,500    New York GO, Unlimited Series I,
              5.75%, 3/15/07, Callable 3/15/06 @
              101.5.............................       6,814
   3,000    New York, Series H, 5.25%, 3/15/12,
              Callable 3/15/09 @ 101............       2,982
   4,640    New York, Series H, 5.25%, 3/15/13,
              Callable 3/15/09 @ 101............       4,584
   3,000    New York, Series H, 5.25%, 3/15/14,
              Callable 3/15/09 @ 101............       2,956
   1,980    Radisson Senior Citizens Housing
              Corp., Revenue, Series A, 5.63%,
              8/1/11............................       2,044

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
New York, continued:
 $ 3,500    State Dormitory Authority, 5.125%,
              2/15/08...........................  $    3,495
   4,300    State Dormitory Authority, Revenue
              Series A, 5.20%, 5/15/05, Callable
              5/15/03 @ 101.5...................       4,373
   1,500    State Dormitory Authority, Series A,
              5.50%, 7/1/04.....................       1,551
   2,950    State Dormitory Authority, Series A,
              5.50%, 7/1/05.....................       3,053
   1,500    State Dormitory Authority, Series A,
              5.50%, 7/1/06.....................       1,551
   4,250    State Tollway Authority, Highway &
              Bridge Fund, Series A, 5.25%,
              4/1/12............................       4,274
   3,000    State, GO, Series B, 5.25%, 8/1/12,
              Callable 8/1/07 @ 101.............       2,982
   5,000    State, GO, Series F, 5.13%, 8/1/11,
              Callable 2/1/08 @ 101.............       4,933
                                                  ----------
                                                      60,757
                                                  ----------
North Carolina (0.5%):
   2,250    Housing Finance Agency, 6.70%,
              1/1/27, Callable 7/1/01 @ 102,
              FHA...............................       2,412
   2,500    Municipal Power Agency, Revenue, No.
              1 Catawba Electric, 7.25%, 1/1/07,
              MBIA..............................       2,861
                                                  ----------
                                                       5,273
                                                  ----------
North Dakota (0.8%):
   3,050    Grand Forks, Sales Tax Revenue Bond,
              5.10%, 12/15/10, Callable 12/15/07
              @ 100.............................       3,072
     135    Housing Finance Agency, AMT, 6.25%,
              7/1/09, Callable 7/1/04 @ 102.....         139
   3,500    Mercer County, Pollution Control
              Revenue, 6.65%, 6/1/22, Callable
              6/1/02 @ 102, FGIC................       3,747
   1,270    Water Development, 5.70%, 7/1/17,
              Callable 7/1/07 @ 100, AMBAC......       1,310
                                                  ----------
                                                       8,268
                                                  ----------
Ohio (5.3%):
   1,850    Capital Corporation Housing
              Management Revenue, 5.10%, 8/1/24,
              Callable 8/1/03 @ 100, FHA........       1,769
   5,000    Cleveland Waterworks, 5.25%, 1/1/13,
              Callable 1/1/08 @ 101, FSA........       5,026
   4,400    Cuyahoga County, Hospital Revenue,
              5.00%, 1/1/10, Callable 7/1/09 @
              101...............................       4,352
   1,915    Cuyahoga County, Hospital Revenue,
              5.25%, 1/1/14, Callable 7/1/09 @
              101...............................       1,895

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 4,500    Montgomery County, Hospital Revenue,
              5.625%, 4/1/16, Callable 4/1/06 @
              102, MBIA.........................  $    4,552
   1,865    Mount Vernon Industrial Development
              Revenue, 5.90%, 3/1/03............       1,868
   2,500    Northeast Regional Sewer District,
              5.60%, 11/15/13, Callable 11/15/05
              @ 101, AMBAC......................       2,587
   5,060    State Building Authority, Series A,
              5.25%, 10/1/10, Callable 10/1/09 @
              101...............................       5,139
   5,280    State Building Authority, Series A,
              5.25%, 10/1/11, Callable 10/1/09 @
              101...............................       5,334
   2,000    State Building Authority, Series A,
              5.38%, 10/1/13, Callable 10/1/09 @
              101...............................       2,029
   3,260    State Building Authority, Series A,
              5.38%, 10/1/14, Callable 10/1/09 @
              101...............................       3,293
   2,270    State Building Authority, Series B,
              5.25%, 10/1/10, Callable 10/1/09 @
              101...............................       2,306
   2,470    State Economic Development, 7.50%,
              9/1/10, Callable 9/1/02 @ 102.....       2,687
   3,750    State Higher Educational Facilities
              Revenue, 0.00%, 12/1/13, Steps to
              4.95% on 12/1/03, Callable 12/1/06
              @ 101, AMBAC......................       2,905
   4,000    State Highway Capital Improvements,
              Series B, 5.00%, 5/1/05,..........       4,100
   5,000    State Water Development Authority,
              Revenue, 5.25%, 12/1/10, Callable
              6/1/08 @ 101......................       5,089
   1,100    Toledo Lucas County Port Authority
              Development, Revenue, 5.40%,
              5/15/19, Callable 5/15/09 @ 102...       1,054
                                                  ----------
                                                      55,985
                                                  ----------
Oklahoma (0.9%):
   2,500    Baptist Health Center, IDR, 6.25%,
              8/15/12, Callable 8/15/05 @ 102,
              AMBAC.............................       2,708
   5,000    Grand River Dam Authority, 5.00%,
              6/1/12, Callable 6/1/00 @ 100.....       4,936
     390    Grand River Dam Authority, 5.00%,
              6/1/12, Callable 6/1/00 @ 100,
              MBIA..............................         386
     970    Housing Finance Agency, PG-B-1,
              5.60%, 3/1/28, Callable 9/1/07 @
              102...............................         978
                                                  ----------
                                                       9,008
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Oregon (3.2%):
$  9,705    Clackmas County, Hospital Facility,
              5.375%, 2/15/12, Callable 8/15/09
              @ 101.............................  $    9,803
   2,350    Jackson County, School District #5
              Ashland, GO, 5.70%, 6/1/07, FSA...       2,497
   2,580    Lane County, School District #019,
              6.00%, 10/15/11, FGIC.............       2,794
   1,000    Lane County, School District #52
              Bethel, GO, 6.00%, 6/1/06, FSA....       1,079
   3,630    Marion County, 5.50%, 10/1/05,
              AMBAC.............................       3,806
   1,550    Port of Portland Airport Revenue,
              5.25%, 7/1/10, Callable 1/1/09 @
              101, FGIC.........................       1,578
   1,435    Port of Portland Airport, Series 7A,
              6.75%, 7/1/09, Prerefunded 7/1/01
              @ 101, MBIA.......................       1,522
   1,000    Portland Housing Authority,
              Multi-Family Revenue, 6.30%,
              5/1/29, Callable 5/1/07 @ 100.....       1,047
   2,610    State Department Administrative
              Services Lottery, 5.25%, 4/1/12,
              Callable 4/1/9 @ 101..............       2,632
   2,030    Tri-County Metropolitan
              Transportation District, 5.25%,
              7/1/12, Callable 7/1/09 @ 101.....       2,051
   2,915    Tri-County Metropolitan
              Transportation District, 5.25%,
              8/1/13, Callable 8/1/09 @ 100.....       2,939
   2,075    Washington County, School District
              #88, GO, 6.10%, 6/1/05, Callable
              12/15/04 @ 100, FSA...............       2,239
                                                  ----------
                                                      33,987
                                                  ----------
Pennsylvania (2.1%):
   3,200    Dauphin County, Industrial
              Development Authority, Pollution
              Control Revenue, 6.00%, 1/1/08,
              MBIA..............................       3,206
   1,085    Delaware County, Hospital Authority,
              6.00%, 12/15/20, Callable 12/1/03
              @ 102.............................       1,091
   2,895    Geisinger Authority Health Systems,
              Series A, 5.50%, 7/1/03...........       3,006
   1,500    Hospital Revenue Bond, 6.40%,
              1/1/06, Callable 1/1/05 @ 102,
              AMBAC.............................       1,625
   2,750    Indiana County, Industrial
              Development Authority, Pollution
              Control Revenue, 6.00%, 6/1/06,
              MBIA..............................       2,953
   3,550    Indiana County, Industrial
              Development Authority, Pollution
              Control Revenue, PA Electric
              Company Project, 5.35%, 11/1/10...       3,648

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Pennsylvania, continued:
 $ 2,350    Philadelphia Airport Revenue, Series
              A, AMT, 5.50%, 6/15/05, AMBAC       $    2,434
   2,500    Philadelphia Water & Waste, 5.65%,
              6/15/12, Callable 6/15/03 @ 102,
              FGIC..............................       2,572
   2,000    State Financial Authority, Revenue,
              6.60%, 11/1/09, Callable 11/1/03 @
              102, LOC: Societe Generale........       2,159
                                                  ----------
                                                      22,694
                                                  ----------
Puerto Rico (0.5%):
   5,000    Commonwealth Infrastructure, Series
              A, 5.25%, 7/1/10, Callable 7/1/08
              @ 101, AMBAC......................       5,145
                                                  ----------
Rhode Island (0.1%):
   1,000    Housing & Mortgage Financial Corp.,
              Series 15-B, 6.20%, 10/1/06,
              Callable 4/1/04 @ 102, MBIA.......       1,061
                                                  ----------
South Carolina (2.2%):
   2,800    Beaufort County, School District,
              GO, Series B, 4.75%, 3/01/03,
              MBIA..............................       2,836
   2,000    Charleston County, Care Alliance
              Health Services, Revenue, 5.125%,
              8/15/15...........................       1,953
   5,000    Georgetown County, Pollution Control
              Facilities, Revenue, International
              Paper Co. Project, Series A,
              5.125%, 2/1/12....................       4,844
   3,080    Greenville Hospital System
              Facilities Revenue, 5.10%,
              5/1/05............................       3,140
   2,840    Greenville Hospital Systems, Series
              A, 5.00%, 5/1/04..................       2,887
   1,760    Greenville School Public Facilities,
              5.60%, 3/1/10.....................       1,878
   1,045    Hilton Head Island, GO, 5.50%,
              8/1/09, MBIA......................       1,090
     105    Piedmont Municipal Power Agency,
              Electric Revenue, Series A, 6.55%,
              1/1/16............................         105
   2,300    South Carolina, GO, Capital Imports
              Unlimited Series B, Public Imports
              Unlimited Tax, 5.75%, 8/1/05......       2,455
   1,545    Spartanburg Sanitation Sewer
              District, Sewer Systems, 0.00%,
              3/1/14, Callable 3/1/09 @ 79.295,
              MBIA..............................         701
1,000...    York County, School District #3, GO,
              5.40%, 3/1/08, Callable 3/1/06 @
              101, FSA..........................       1,033
                                                  ----------
                                                      22,922
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Tennessee (2.1%):
$  1,050    Chattanooga-Hamilton County,
              Hospital Authority, Hospital
              Revenue, 5.63%, 10/1/09, FSA......  $    1,096
   1,355    Dyer County, Industrial Development
              Revenue, 6.00%, 2/1/07, Callable
              2/1/04 @ 102......................       1,405
   3,370    Hamilton County, Series A, 5.00%,
              5/1/09, Callable 5/1/07 @ 102.....       3,405
   2,000    Housing Development, 6.20%, 7/1/18,
              Callable 7/1/05 @ 102.............       2,104
   2,000    Knoxville, 5.10% 5/1/05, Callable
              5/1/04 @ 102, MBIA................       2,055
   3,470    Memphis, 5.25%, 10/1/10, Callable
              10/1/06 @ 101.....................       3,524
   5,240    Memphis, 5.25%, 10/1/11, Callable
              10/1/06 @ 101.....................       5,296
   2,000    Memphis-Shelby Airport, 6.75%,
              9/1/12, Callable 9/1/02 @ 102.....       2,152
   1,000    Trenton Industrial Development,
              Revenue, Series A, 5.40%,
              10/1/02...........................       1,003
                                                  ----------
                                                      22,040
                                                  ----------
Texas (7.0%):
   2,800    Austin Housing Finance Corp., Single
              Family Mortgage Revenue, AMT, ETM,
              0.00%, 12/1/11, MBIA..............       1,403
   1,000    Austin Utility Systems, Revenue,
              0.00%, 5/15/08, MBIA..............         640
   1,815    Carroll Independent School District,
              GO, 0.00%, 2/15/13, Callable 2/15/08
              @ 78.119, PSFG....................         859
   1,435    Carroll Independent School District,
              GO, 0.00%, 2/15/14, PSFG..........         638
   5,125    Cass County, Industrial Development
              Revenue, Series A, 5.30%,
              7/1/09............................       5,163
   5,000    Coastal Bend Health Facilities,
              Incarnate Word Health Services,
              5.93%, 11/15/13, Callable 11/15/02
              @ 102, AMBAC......................       5,269
   2,955    Dallas, Revenue, 5.25%, 8/15/12,
              Callable 8/15/08 @ 101, AMBAC.....       2,973
     850    Department Housing and Community
              Affairs, Revenue, 4.91%, 9/1/02,
              State Single Family Mortgage
              Series E, MBIA....................         861
   6,000    El Paso County, Community College
              Revenue, 5.375%, 4/1/19, Callable
              4/1/07 @ 100, AMBAC...............       5,970

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 3,375    El Paso Independent School District,
              0.00%, 8/15/09, Callable 8/15/08 @
              95.065, PSFG......................  $    1,985
   3,600    Grand Prairie Health Facilities,
              Refunding, Dallas/Fort Worth
              Medical Center Project, 6.50%,
              11/1/04, AMBAC....................       3,806
     840    Harlingen Apartment Revenue, AMT,
              4.25%, 2/15/06, Callable 2/15/04
              @100..............................         805
     605    Harlingen Apartment Revenue, AMT,
              4.35%, 2/15/07, Callable 2/15/04
              @100..............................         576
     615    Harlingen Apartment Revenue, AMT,
              4.45%, 2/15/08, Callable 2/15/04
              @100..............................         583
     680    Harlingen Apartment Revenue, AMT,
              4.50%, 2/15/09, Callable 2/15/04 @
              100...............................         640
     685    Harlingen Apartment Revenue, AMT,
              4.60%, 2/15/10, Callable 2/15/04 @
              100...............................         642
     680    Harlingen Apartment Revenue, AMT,
              4.70%, 2/15/11, Callable 2/15/04 @
              100...............................         635
   7,500    Harris County, Capital Appreciation,
              Toll Road, 0.00%, 8/15/18,
              Prerefunded 8/15/09 @ 53.836......       2,425
   3,700    Harris County, Capital Appreciation,
              Toll Road, Sub-Lien A, GO, 0.00%,
              8/15/05, MBIA.....................       2,769
   2,000    Harris County, Houston Sport
              Authority, Revenue, 0.00%,
              11/15/17, Callable 11/15/08 @
              61.635, MBIA......................         713
   4,115    Harris County, Houston Sports
              Authority, 0.00%, 11/15/12,
              Callable 11/15/08 @ 81.214,
              MBIA..............................       1,986
   1,455    Health Facilities Development Corp.,
              Hospital Revenue, All Saints
              Episcopal Hospital, 6.25%,
              8/15/12, Callable 8/15/03 @ 102,
              MBIA..............................       1,559
   1,685    Hereford Independent School
              District, 5.00%, 8/15/08..........       1,675
   1,315    Hereford Independent School
              District, Revenue, 5.13%, 8/15/13,
              Callable 8/15/08 @ 102............       1,268
     930    Housing Agency Residential
              Development Revenue, Series D,
              AMT, 8.40%, 1/1/21, Callable
              7/1/99 @ 102......................         949
   4,735    Huble Independent School District,
              0.00%, 2/15/08....................       3,069

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 2,000    Leander Independent School District,
              GO, 0.00%, 8/15/14, Callable
              8/15/06 @ 65.293..................  $      873
   4,855    Leander Independent School District,
              GO, 0.00%, 8/15/16, Callable
              8/15/06 @ 58.125, PSFG............       1,876
   2,500    Leander Independent School District,
              GO, 0.00%, 8/15/18, Callable
              8/15/06 @ 51.904..................         858
   2,565    Lubbock Housing Financial Corp.,
              6.15%, 10/1/30, Callable 4/1/09 @
              105, GNMA/FNMA....................       2,756
   1,420    State Department Housing and
              Community Affairs, 4.90%,
              3/1/02............................       1,435
   1,265    State Department Housing and
              Community Affairs, 5.00%,
              3/1/03............................       1,283
     930    State Higher Education Coordinating
              Board, Student Loan, AMT, 7.45%,
              10/1/06, Callable 10/1/01 @ 102...         977
   1,020    Tech University Revenues, 5.95%,
              2/15/13, Callable 2/15/05 @ 100,
              AMBAC.............................       1,091
   5,000    Texas A & M University Permanent
              Fund Revenue, 5.60%, 7/1/05,
              Refunding.........................       5,283
   5,000    Texas GO, 5.63%, 10/1/11, Public
              Finance Authority, Series B,
              Callable 10/1/06 @ 100............       5,219
   2,200    United Independent School District,
              5.25%, 8/15/14, Callable 8/15/06 @
              100...............................       2,201
                                                  ----------
                                                      73,713
                                                  ----------
U.S. Territories (0.2%):
   2,110    Guam Power Authority, Revenue,
              5.25%, 10/1/12, Callable 10/1/09 @
              101, AMBAC........................       2,144
     250    Northern Mariana Islands, Public
              School System Project, 5.00%,
              10/1/05, FSA/ACA, GO..............         258
                                                  ----------
                                                       2,402
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Utah (0.5%):
 $ 2,000    Intermountain Power Agency, Power
              Supply Revenue, Series B, 6.50%,
              7/1/09, MBIA......................  $    2,232
   2,165    Logan Municipal Building Authority,
              Lease Revenue, 5.20%, 4/1/18,
              Callable 10/1/08 @ 100, AMBAC.....       2,076
   1,145    State Housing Finance Authority,
              AMT, 6.35%, 7/1/12, Callable
              1/1/05 @ 102......................       1,201
                                                  ----------
                                                       5,509
                                                  ----------
Vermont (0.1%):
   1,380    University & State Agricultural
              College, Series 73A, 5.80%,
              7/1/13............................       1,396
                                                  ----------
Virginia (1.1%):
   1,000    Arlington County, Industrial
              Development Authority,
              Multi-Family Revenue, 5.35%,
              7/1/18, Callable 7/1/08 @ 102.....         980
   4,000    Loudoun County, Sanitation Authority
              Water, Revenue, 6.25%, 1/1/16,
              Callable 1/1/03 @ 102, FGIC.......       4,263
   1,340    State Housing Development Authority,
              Commonwealth Mortgage, Series J,
              6.65%, 7/1/10, Callable 1/1/05 @
              102...............................       1,421
   4,660    State Housing Development Authority,
              Multi-Family Housing, Revenue, GO,
              Series E, 5.60%, 11/1/18, Callable
              1/1/08 @ 102......................       4,734
                                                  ----------
                                                      11,398
                                                  ----------
Washington (4.3%):
   1,830    Chelan County, Public Utilities,
              Revenue, 5.90%, 7/1/13............       1,869
   4,915    King County, 5.25%, 12/1/11,
              Callable 12/1/09 @ 100............       4,972
  10,000    King County, 5.80%, 12/1/12,
              Callable 12/1/07 @ 102............      10,613
   1,360    King County, School District #400,
              GO, 6.50%, 12/1/08................       1,513
   1,058    Kitsap County, Consolidated Housing,
              7.00%, 8/20/08,...................       1,172
  10,000    Seattle GO, 5.75%, 1/15/17, Series A
              Ltd. Tax Public & Miscellaneous
              Imports, Callable 1/15/06 @ 100...      10,276
   1,000    Seattle Light & Power Revenue,
              6.00%, 8/1/13, Callable 8/1/02 @
              102...............................       1,053
   5,140    Snohomish County School District
              #006 Revenue WA, 5.70%, 12/1/12,
              Mukilteo Refunding GO Unltd. Tax,
              FGIC..............................       5,445

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
 $ 3,000    Snohomish County, Public Utility
              District #001, Electric Revenue,
              6.00%, 1/1/13, Callable 1/1/03 @
              102, FGIC.........................  $    3,148
   1,350    State, 5.63% 9/1/05.................       1,424
   3,500    State Nuclear Project #1, Series A,
              6.00%, 7/1/08, AMBAC..............       3,750
                                                  ----------
                                                      45,235
                                                  ----------
West Virginia (1.1%):
   2,495    Harrison County, Community Split
              Obligation, Series A, 6.25%,
              5/15/10...........................       2,746
   3,500    School Building Authority, Series B,
              5.40%, 7/1/17, Callable 7/1/07 @
              102, FSA..........................       3,510
   1,150    State College Revenue, 6.00%,
              4/1/12, Callable 4/1/03 @ 102,
              AMBAC.............................       1,209
   2,730    State Housing Development Fund,
              6.95%, 11/1/16, Callable 5/1/02 @
              103...............................       2,918
   1,000    West Virginia State, 5.25%,
              6/1/11............................       1,014
                                                  ----------
                                                      11,397
                                                  ----------
Wisconsin (2.8%):
   5,605    Durand Hospital Facilities Revenue,
              Chippewa Valley Hospital & Nursing
              Project, 7.10%, 9/1/12............       6,372
   4,625    GO, Series B Unlimited Tax Public
              Imports, 7.00%, 5/1/03............       5,035
   1,070    Hortonville School District, GO,
              5.25%, 4/1/18, Callable 4/1/08 @
              100, AMBAC........................       1,047
   5,000    Southeast Professional Baseball
              Park, 0.00%, 12/15/07,............       3,301
   5,000    Southeast Professional Baseball
              Park, 0.00%, 12/15/09,............       2,941
   1,750    State, 5.10%, 5/1/13, Callable
              5/1/09 @ 100......................       1,735
   2,500    State Clean Water, Revenue, Series
              2, Refunding, 6.00%, 6/1/07.......       2,688
   3,000    State Health Educational Facilities
              Authority, Revenue, Aurora Health
              Care Obligation, 5.10%, 8/15/05,
              Callable 8/15/03, @ 102, MBIA.....       3,048
   3,000    State Transition Revenue, Series A,
              Refunding, 5.50%, 7/1/11..........       3,100
                                                  ----------
                                                      29,267
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Wyoming (0.1%):
 $   875    Community Development Authority,
              Single Family Mortgage, Series A,
              7.25%, 6/1/07, Callable 6/1/01 @
              102...............................  $      905
                                                  ----------
  Total Municipal Bonds                            1,006,903
                                                  ----------
WEEKLY DEMAND NOTES (0.2%):
Idaho (0.1%):
   1,100    Bonner County Industrial Development
              Revenue, 3.80%, 10/1/07, LOC: Bank
              of Washington.....................       1,100
                                                  ----------
Illinois (0.1%):
   1,100    Health Facilities Authority,
              Revenue, 3.70%, 12/1/15...........       1,100
                                                  ----------
  Total Weekly Demand Notes                            2,200
                                                  ----------
DAILY DEMAND NOTES (2.2%):
California (0.4%):
   4,300    Orange County, 2.90%, 8/1/15........       4,300
                                                  ----------
New York (0.2%):
   2,500    New York City, Series A-4, 3.50%,
              8/1/21............................       2,500
                                                  ----------
Texas (1.6%):
   5,500    Brazos River Authority, Pollution
              Control Revenue, 3.80%, 2/1/32....       5,500
   2,300    Grapevine Industrial Development
              Corp., Multiple Mode Revenue,
              Series A2, 3.85%, 12/1/24.........       2,300
   7,200    Harris County, Health Facilities
              Revenue, 3.85%, 2/15/27, LOC:
              Morgan Guarantee..................       7,200
   1,500    Sabine River Authority, Pollution
              Control, 3.80%, 3/1/26............       1,500
                                                  ----------
                                                      16,500
                                                  ----------
  Total Daily Demand Notes                            23,300
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
MONTHLY DEMAND NOTES (2.5%):
California (1.5%):
$12,500     Educational Loan Marketing Corp.,
              Revenue, Series IV-C-1, 4.00%,
              1/1/33............................  $   12,500
4,000       Student Education Loan Marketing
              Revenue, 3.55%, 7/10/10...........       4,000
                                                  ----------
                                                      16,500
                                                  ----------
Florida (0.7%):
   7,300    Educational Loan Marketing Corp.,
              Revenue, Series A, 4.00%,
              12/1/18...........................       7,300
                                                  ----------
Wyoming (0.3%):
     500    Student Loan Corp., Student Loan
              Revenue, AMT, 4.00%, 12/1/05......         500
   2,150    Student Loan, Series A, 3.40%,
              2/1/32,...........................       2,150
                                                  ----------
                                                       2,650
                                                  ----------
  Total Monthly Demand Notes                          26,450
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
INVESTMENT COMPANIES (0.1%):
 $   908    Provident Municipal Cash Fund.......  $      908
                                                  ----------
  Total Investment Companies                             908
                                                  ----------
Total (Cost $1,048,924)(a)                        $1,059,761
                                                  ==========

------------

Percentages indicated are based on net assets of $1,057,651.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $19,501
                   Unrealized depreciation......................   (8,664)
                                                                  -------
                   Net unrealized appreciation..................  $10,837
                                                                  =======

* Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1999.

ACA      Guaranteed by American Capital Access
AMBAC    Insured by AMBAC Indemnity Corp.
AMT      Alternative Minimum Tax Paper
BIG      Insured by Bond Insurance Guarantee
ETM      Escrowed to Maturity
FGIC     Insured by Federal Guarantee Insurance Corp.
FHA      Federal Housing Administration
FHLMC    Federal Home Loan Mortgage Corp.
FNMA     Insured by Federal National Mortgage Association
FSA      Insured by Federal Security Assurance
GNMA     Insured by Government National Mortgage Association
GO       General Obligation
GSL      Guaranteed Student Loans
IDR      Industrial Development Revenue
LOC      Letters of Credit
MBIA     Insured by Municipal Bond Insurance Association
PSFG     Permanent School Funding Guarantee
VA       Veterans Administration

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS (93.0%):
Alabama (1.2%):
$  5,000    Courtland Industrial Development
              Board, Solid Waste Disposal,
              Revenue, Series A, AMT, 6.50%,
              9/1/25, Callable 9/1/05 @ 102.......  $  5,270
   5,000    Jefferson County, Sewer Revenue,
              Capital Improvement Waters, Series
              A, 5.75%, 2/1/38, Callable 2/1/09
              @101, FGIC..........................     5,125
                                                    --------
                                                      10,395
                                                    --------
Alaska (1.0%):
   2,500    Fairbanks North Star Boro, Refunding,
              Series S, 5.45%, 3/1/06, Callable
              7/1/02 @ 100, MBIA..................     2,596
   1,000    Student Loan Revenue, State Assisted,
              Series A, AMT, 6.13%, 7/1/05,
              Callable 7/1/02 @ 100, AMBAC........     1,035
   5,000    Valdez Marine Terminal, Revenue,
              Series C, 5.65%, 12/1/28, Callable
              12/1/03 @ 102.......................     4,996
                                                    --------
                                                       8,627
                                                    --------
Arizona (1.0%):
   2,500    Maricopa County School District #028,
              GO, Series B, 6.00%, 7/1/14,
              Callable 7/1/04 @ 100, FGIC.........     2,624
     625    Salt River Project Agricultural
              Improvement Power District, Revenue,
              Series D, 6.00%, 1/1/08, Callable
              1/1/03 @ 102........................       673
   5,000    Salt River Project Agriculture, Series
              B, 5.25%, 1/1/19, Callable 1/1/03 @
              102.................................     4,907
                                                    --------
                                                       8,204
                                                    --------
California (5.1%):
   2,000    Anaheim Public Finance Authority,
              Revenue, Public Improvements
              Project, Series C, 6.00%, 9/1/16,
              FSA.................................     2,186
   1,750    Northern California Public Power
              Agency, Revenue, Project A, 5.60%,
              7/1/06, AMBAC.......................     1,869
   1,750    Northern California Public Power
              Agency, Revenue, Project A, 5.60%,
              7/1/06, AMBAC.......................     1,870
   2,345    Northern California Public Power
              Agency, Revenue, Project A, 5.65%,
              7/1/07, AMBAC.......................     2,512
   2,455    Northern California Public Power
              Agency, Revenue, Project A, 5.64%,
              7/1/07, AMBAC.......................     2,634

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $ 4,900    Orange County Recovery, Certificates
              of Participation, Series A, 5.70%,
              7/1/10, Callable 7/1/06 @ 102,
              MBIA................................  $  5,183
   5,315    Orange County Recovery, Certificates
              of Participation, Series A, 5.80%,
              7/1/16, Callable 7/1/06 @102,
              AMBAC...............................     5,566
   1,000    Sacramento Cogeneration Authority,
              Revenue, 6.00%, 7/1/03..............     1,051
   1,500    Sacramento Cogeneration Authority,
              Revenue, 7.00%, 7/1/05..............     1,665
   2,500    Sacramento Cogeneration Authority,
              Revenue, 6.20%, 7/1/06, Callable
              7/1/05 @ 102........................     2,690
   1,500    Sacramento Municipal Utilities,
              Revenue, 5.75%, 1/1/10, Callable
              1/1/04 @ 102, MBIA..................     1,577
   3,000    Sacramento Municipal Utilities,
              Revenue, 5.13% , 7/1/22, Callable
              7/1/07 @ 102........................     2,898
   6,500    State Public Works Board, Revenue,
              Department of Corrections, Series A,
              5.25%, 1/1/21, Callable 1/1/06 @
              100, AMBAC..........................     6,405
   4,500    State, GO, 5.50%, 4/1/06, MBIA........     4,774
                                                    --------
                                                      42,880
                                                    --------
Colorado (3.5%):
   2,280    Denver, City & County Airport,
              Revenue, Series A, AMT, 8.50%,
              11/15/23, Callable 11/15/00 @ 102...     2,433
   2,095    Denver, City & County Airport,
              Revenue, Series A, AMT, 8.00%,
              11/15/25, Callable 11/15/00 @ 102...     2,219
   3,000    Denver, City & County Airport,
              Revenue, Series B, AMT, 7.25%,
              11/15/05, Callable 11/15/02 @ 102...     3,257
   2,000    Denver, City & County Airport,
              Revenue, Series C, AMT, 6.50%,
              11/15/06, Callable 11/15/02 @ 102...     2,103
   6,925    Denver, City & County Airport,
              Revenue, Series D, AMT, 7.75%,
              11/15/13, Callable 11/15/07 @ 100...     8,351
   2,200    E-470 Business Metropolitan District,
              GO, 5.13%, 12/1/17, Callable 12/1/09
              @ 100, ACA..........................     2,099
  12,295    E-470 Public Highway Authority,
              Revenue, Capital Appreciation,
              Series B, 0.00%, 9/1/23, MBIA.......     3,205

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 2,250    Health Facilities Authority, Revenue,
              5.38%, 1/1/16, Callable 1/1/08 @
              101.................................  $  2,138
   3,605    Mountain Village Metropolitan
              District, San Miguel County, Refund
              & Improvement, GO, 5.25%, 12/1/13,
              Callable 12/1/08 @ 100, MBIA........     3,617
                                                    --------
                                                      29,422
                                                    --------
Connecticut (1.4%):
   3,400    Housing Finance Authority, Revenue,
              Mortgage Subseries D-1, 5.90%,
              5/15/16, Callable 5/15/06 @ 102.....     3,550
   3,225    State, GO, Series A, 5.40%, 3/15/06,
              Callable 3/15/03 @ 102, MBIA........     3,362
   5,000    State, GO, Series A, 5.63%, 5/15/13,
              Callable 5/15/06 @ 101..............     5,216
                                                    --------
                                                      12,128
                                                    --------
Delaware (1.1%):
   9,035    State Transit Authority, Revenue,
              5.80%, 7/1/09, Callable 7/1/02 @
              102, MBIA...........................     9,462
                                                    --------
Florida (6.1%):
   3,505    Florida Housing Finance Corp.,
              Revenue, 5.00%, 7/1/17, Callable
              1/1/09 @ 101.50, FSA................     3,337
   4,000    Gainesville Utilities System, Revenue,
              Series A, 5.00%, 10/1/16, Callable
              10/1/06 @ 102.......................     3,854
   9,640    Lee County Transportation Facilities,
              Revenue, Series F, 5.75%, 10/1/27,
              Callable, 10/1/05 @ 102, MBIA.......     9,890
   4,000    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/19, ACA.........     1,328
   2,255    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/20, ACA.........       707
   4,265    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/22, ACA.........     1,191
   5,000    State Board of Education, Capital
              Outlay, GO, 5.75%, 6/1/13, Callable
              6/1/03 @ 101........................     5,298
  12,100    State Board of Education, Capital
              Outlay, GO, 6.40%, 6/1/19, Callable
              6/1/02 @ 101........................    12,802
   8,250    State Board of Education, Capital
              Outlay, GO, 5.50%, 6/1/26, Callable
              6/1/06 @ 101........................     8,300
   4,000    Tampa Health System Catholic Health,
              5.50%, 11/15/12.....................     4,124
                                                    --------
                                                      50,831
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Georgia (4.6%):
 $ 4,250    Chatham County School District, GO,
              Series B, 5.50%, 8/1/20, Callable
              8/1/04 @ 101, FGIC..................  $  4,279
   5,000    Fulton County School District, GO,
              6.38%, 5/1/10.......................     5,543
   4,000    Private College & University
              Authority, 5.38%, 6/1/31, Callable
              6/1/09 @ 102, ACA...................     3,801
     650    State Housing & Finance Authority,
              Revenue, Series B, 6.10%, 12/1/12,
              Callable 6/1/05 @ 102, FHA..........       685
   9,500    State, GO, 7.10%, 9/1/09..............    11,192
  10,000    State, GO, 6.75%, 9/1/11..............    11,614
   1,000    State, GO, Series C, 7.25%, 7/1/05....     1,142
                                                    --------
                                                      38,256
                                                    --------
Guam (0.5%):
   3,820    Power Authority, Revenue, 5.00%,
              10/1/18, Callable 10/1/09 @ 101,
              AMBAC...............................     3,694
     250    Power Authority, Revenue, 5.00%,
              10/1/20, Callable 10/1/09 @ 101,
              AMBAC...............................       240
                                                    --------
                                                       3,934
                                                    --------
Hawaii (0.9%):
   6,320    Honolulu City & County, GO, Series B,
              8.00%, 10/1/10......................     7,828
                                                    --------
Illinois (7.5%):
   1,000    Chicago Metropolitan Water, Capital
              Improvement, 5.50%, 12/1/12.........     1,037
   5,000    Chicago O'Hare International Airport,
              Revenue, Series A, 5.63%, 1/1/13,
              Callable 1/1/06 @ 102, AMBAC........     5,115
   5,000    Chicago O'Hare International Airport,
              Revenue, Series A, 5.63%, 1/1/14,
              Callable 1/1/06 @ 102, AMBAC........     5,102
   1,750    Chicago Public Building Commission,
              Revenue, Series A, 7.00%, 1/1/20,
              Callable 12/1/05 @ 102, MBIA........     2,116
   4,750    Chicago School Reform Board of
              Education, 5.25%, 12/1/22, Callable
              12/1/07 @ 102, AMBAC................     4,579
  10,000    Chicago Waste Water, Revenue, Series
              A, 0.00%, 1/1/22, MBIA..............     2,820
   5,000    Cook County Community College,
              Certificates of Participation,
              Series C, 7.70%, 12/1/04, MBIA......     5,733
   4,700    Cook County, GO, Series B, 5.13%,
              11/15/17, Callable 11/15/07 @ 101,
              MBIA................................     4,537

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 3,700    Development Finance Authority,
              Revenue, Local Government Project,
              School District #303-B, 5.10%,
              1/1/18, Callable 7/1/08 @ 100,
              FGIC................................  $  3,535
   1,750    Du Page County, Forest Preservation
              District, Refunding, 6.00%,
              11/1/03.............................     1,858
   1,000    Health Facilities Authority, Revenue,
              Northwestern Memorial Hospital,
              Series A, 5.60%, 8/15/06, Callable
              8/15/04 @ 102.......................     1,048
   1,000    Health Facilities Authority, Revenue,
              Refunding, 6.00%, 8/15/05, FGIC.....     1,065
   2,500    Housing Development Authority,
              Revenue, Series 3, 6.10%, 9/1/13,
              Callable 9/1/03 @ 102...............     2,592
   2,000    Housing Development Authority,
              Revenue, Series A, 5.95%, 7/1/21,
              Callable 7/1/05 @ 102, AMBAC........     2,068
   5,000    Metropolitan Pier & Expo Authority,
              Revenue, Series A, 0.00%, 12/15/12,
              MBIA................................     2,441
   4,000    Northlake, GO, 5.60%, 12/1/14,
              Callable 12/1/05 @ 102, MBIA........     4,092
   1,000    St. Clair County, GO, 8.00%, 12/1/02,
              MBIA................................     1,113
   1,095    St. Clair County, GO, 8.00%, 12/1/03,
              MBIA................................     1,244
   5,700    State, GO, 5.13%, 12/1/03, FGIC.......     5,865
   3,600    Winnebago & Boone Counties, GO, 7.35%,
              2/1/04, FSA.........................     4,023
                                                    --------
                                                      61,983
                                                    --------
Indiana (11.4%):
     400    Ball State University, Revenue, Series
              G, 6.13%, 7/1/09, Callable 7/1/02 @
              102, FGIC...........................       428
     150    Ball State University, Revenue, Series
              H, 6.15%, 7/1/05, FGIC..............       161
   1,550    Beech Grove School Building Corp.,
              Revenue, 6.25%, 7/5/16, Callable
              1/5/11 @ 100, MBIA..................     1,716
   1,000    Brownsburg School Building Corp.,
              Revenue, 6.10%, 2/1/13, Callable
              2/1/05 @ 102, FGIC..................     1,090
     500    Carmel High School Building Corp.,
              Revenue, 5.15%, 7/15/15, Callable
              1/15/06 @ 102, MBIA.................       490
   1,000    Central High School Building Corp.,
              Revenue, 5.00%, 8/1/11, Callable
              8/1/07 @ 102, AMBAC.................       981

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $ 1,000    Clark Elementary School Building
              Corp., Revenue, 6.00%, 7/15/12,
              Callable 7/15/03 @ 102..............  $  1,032
   1,015    Cloverdale School Building Corp.,
              6.38%, 7/15/13, Callable 1/15/02 @
              101.................................     1,075
   1,000    Danville Multi-School Building Corp.,
              5.75%, 1/15/18, Callable 1/15/07 @
              102, AMBAC..........................     1,022
   1,000    Decatur Township Marion County School
              District, GO, 5.65%, 3/15/08 @ 102,
              Callable 3/15/08 @ 102..............     1,014
     100    Eagle Union Elementary School Building
              Corp., 9.25%, 1/1/03, Callable
              1/1/00 @ 101........................       115
   2,000    East Allen Elementary School District
              Corp., Revenue, 5.88%, 7/1/12,
              Callable 7/1/06 @ 102, FSA..........     2,109
   1,000    East Allen Woodland School Building
              Corp., Revenue, 5.25%, 7/15/12,
              Callable 7/1/99 @ 101, AMBAC........       998
   1,000    Evansville Vanderburgh Corp., Revenue,
              5.80%, 8/15/16, Callable 8/1/06 @
              102, MBIA...........................     1,040
     450    Fort Wayne South Side, Revenue, 6.13%,
              1/15/12, Callable 1/15/04 @ 102,
              MBIA................................       488
     500    Franklin Community School Building
              Corp., Revenue, 5.85%, 7/15/11,
              Callable 7/15/06 @ 102, FSA.........       524
   2,000    Franklin Community School Building
              Corp., Revenue, 6.00%, 1/15/13,
              Callable 7/15/06 @ 102, FSA.........     2,116
     500    Greencastle N E Elementary School
              Building Corp., 6.63%, 1/15/14,
              Callable 1/15/03 @ 101..............       531
   1,645    Hamilton County Option, Revenue,
              5.20%, 7/10/14, Callable 1/10/08 @
              101, FSA............................     1,611
   1,000    Hamilton County Public Building Corp.,
              Series A, 6.25%, 1/20/12, Callable
              7/20/02 @ 102.......................     1,065
     300    Hamilton Southeastern Construction
              School Building, Revenue, 6.00%,
              1/15/14, Callable 7/15/05 @ 102,
              AMBAC...............................       327
   1,000    Hamilton Southeastern School Building
              Corp., 5.40%, 7/15/15, Callable
              7/15/07 @ 102, FSA..................     1,004
     500    Hammond Multi-School Building Corp.,
              Revenue, Series A, 6.15%, 7/10/10,
              Callable 1/10/03 @ 102..............       522

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $ 1,000    Health Facilities Finance Authority,
              Revenue, Series A, 6.00%, 9/1/05....  $  1,071
     490    Health Facilities Finance Authority,
              Revenue, Series D, 5.00%, 11/1/07...       490
   1,000    Health Facility Finance Authority,
              Revenue, Series A, 5.50%, 2/15/16,
              Callable 2/15/07 @ 102..............       990
     200    Indiana State University, Revenue,
              Series G, 6.60%, 7/1/04, Callable
              1/1/00 @ 102........................       218
   1,000    Indiana State Vocational Technology
              College, Revenue, Series D, 5.90%,
              7/1/06, Callable 1/1/05 @ 102,
              AMBAC...............................     1,063
     350    Indiana State Vocational Technology
              College, Series D, 6.40%, 7/1/10,
              Callable 1/1/05 @ 102, AMBAC........       381
   5,000    Indiana University, Revenue, Series K,
              5.88%, 8/1/20, Callable 11/1/02 @
              102, MBIA...........................     5,139
     200    Indianapolis Gas Utilities, Revenue,
              7.00%, 6/1/08, Callable 6/1/00 @
              100.................................       220
   1,000    Indianapolis School Building Corp.,
              Revenue, 5.20%, 7/15/12, Callable
              1/5/07 @ 102, FSA...................       998
   1,000    Indianapolis School Building Corp.,
              Revenue, 5.20%, 1/5/13, Callable
              1/5/07 @ 102, FSA...................       994
     200    Lafayette Redevelopment Authority,
              Economic Development, 6.70%, 2/1/10,
              Prerefunded 8/1/04 @ 102, MBIA......       223
     255    Lafayette Redevelopment Authority,
              Economic Development, 6.80%, 8/1/10,
              Prerefunded 8/1/04 @ 102, MBIA......       286
     455    Lawrence Township Metropolitan School
              District, Revenue, 6.75%, 1/5/07....       508
     525    Merrillville Multi-School Building
              Corp., 6.45%, 7/1/04, Callable
              1/1/04 @ 100........................       566
   1,000    Merrillville Multi-School Building
              Corp., 5.65%, 7/15/14, Callable
              1/15/07 @ 102, MBIA.................     1,020
   1,500    Metro School District Building Corp.,
              6.90%, 1/1/18, Callable 1/1/05 @
              102.................................     1,694
   1,000    Mooresville Construction School
              Building Corp., Revenue, 5.25%,
              7/15/12, Callable 7/15/07 @ 102,
              AMBAC...............................     1,002
   3,000    Municipal Power Agency Supply System,
              Revenue, Series B, 5.50%, 1/1/16,
              Callable 1/1/14 @ 100, MBIA.........     3,080

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $   250    North Warrick County School Building,
              10.00%, 1/1/04, Callable 7/1/03 @
              101.................................  $    304
     500    Purdue University, Certificates of
              Participation, 6.20%, 7/1/15,
              Callable 7/1/04 @ 100...............       536
   1,000    Seymour Community High School Building
              Corp., Revenue, 6.25%, 1/15/14,
              Callable 1/15/05 @ 101, FGIC........     1,089
     900    South Bend Community School Building
              Corp., 5.70%, 8/1/17, Callable
              8/1/07 @ 101, FSA...................       964
   1,500    South Bend Community School Building
              Corp., Revenue, 5.70%, 8/1/19,
              Callable 8/1/07 @ 101, FSA..........     1,607
   1,000    South Central Community School
              Building Corp., Revenue, 5.85%,
              7/15/17, Callable 1/15/08 @ 102,
              AMBAC...............................     1,046
   1,360    South Harrison Community School
              Building Corp., Revenue, 5.80%,
              7/15/11, Callable 1/15/03 @ 102.....     1,438
     710    South Newton School Building Corp.,
              Revenue, 5.80%, 7/15/12, Callable
              1/15/05 @ 102, MBIA.................       740
   1,000    St. Joseph County Hospital Facilities
              Authority, Revenue, 6.25%, 8/15/12,
              Callable 2/15/03 @ 102, MBIA........     1,078
     450    State Educational Facilities
              Authority, Revenue, Series B, 6.60%,
              1/1/11, Callable 1/1/02 @ 102,
              MBIA................................       480
   1,000    State Educational Facilities
              Authority, Revenue, 6.00%, 7/1/12,
              Callable 7/1/06 @ 101...............     1,080
     750    State Educational Facilities
              Authority, Revenue, 6.00%, 6/1/15,
              Callable 6/1/06 @ 102, MBIA.........       791
   1,020    State Educational Facilities
              Authority, Revenue, 5.65%, 1/1/16,
              Callable 1/1/06 @ 101, MBIA.........     1,037
     850    State Housing Finance Authority,
              Multi-Unit Mortgage, 6.60%, 1/1/12,
              Callable 1/1/03 @ 102...............       896
   1,150    State Office Building Commission,
              Revenue, Series A, 5.50%, 7/1/12,
              Callable 7/1/05 @ 102, AMBAC........     1,177
   2,000    State Office Building Common, Revenue,
              6.40%, 7/1/11, Callable 12/1/01 @
              102.................................     2,142
     500    State Recreational Development
              Commission, Revenue, Series B,
              6.00%, 7/1/09.......................       525

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $ 2,100    Terre Haute North/South, Revenue,
              5.80%, 7/1/13, Callable 7/1/03 @
              102.................................  $  2,155
     120    Tippecanoe County Hospital Authority,
              Revenue, 7.25%, 1/1/11, Callable
              1/1/00 @ 100, ETM...................       136
     500    Transportation Finance Authority,
              Airport Facility, Revenue, Series A,
              6.00%, 11/1/14, Callable 11/1/05 @
              102.................................       522
   2,745    Transportation Finance Authority,
              Revenue, 6.25%, 11/1/16, Prerefunded
              11/1/02 @ 102.......................     2,963
   4,000    Transportation Finance Authority,
              Revenue, Series A, 7.25%, 6/1/15....     4,795
     755    Transportation Finance Authority,
              Revenue, Series A, 6.25%, 11/1/16,
              Callable 1/1/02 @ 102...............       801
   8,750    Transportation Finance Authority,
              Revenue, Series A, 6.80%, 12/1/16,
              Callable 12/1/10 @ 100..............    10,160
   6,230    Transportation Finance Authority,
              Revenue, Series A, 5.00%, 12/1/18,
              Callable 12/1/08 @ 101..............     5,864
   1,180    Vincennes Community School Building
              Corp., Revenue, 6.00%, 7/1/09,
              Callable 7/1/06 @ 102, FSA..........     1,256
     300    Vinton Tecumseh School Building Corp.,
              6.25%, 7/15/16, Callable 7/15/04 @
              102.................................       326
     450    Wa Nee Elementary/High School Building
              Corp., Revenue, 6.50%, 7/15/10,
              Callable 1/15/04 @ 102..............       495
     500    Wabash County School Building Corp.,
              6.88%, 7/1/09, Callable 1/1/02 @
              101.................................       530
   1,000    Warsaw High School Building Corp.,
              Revenue, 6.50%, 1/1/10, Callable
              7/1/00 @ 102, MBIA..................     1,045
   2,000    West Lafayette Jr/Sr High School,
              Revenue, 5.80%, 7/15/15, Callable
              7/15/04 @ 101, MBIA.................     2,134
     800    Westfield High School Building Corp.,
              Revenue, 5.70%, 7/15/13, Callable
              7/15/05 @ 102, AMBAC................       860
   1,000    Westfield High School Building Corp.,
              Revenue, 5.80%, 7/15/18, Callable
              7/15/05 @ 102, AMBAC................     1,080
   1,000    Whitko Middle School Building Corp.,
              Revenue, 5.88%, 7/15/12, Callable
              1/15/07 @ 102, FSA..................     1,049
                                                    --------
                                                      94,503
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky (1.6%):
 $ 2,920    Jefferson County School District
              Finance Corp., School Building
              Revenue, Refund Series A, 5.25%,
              1/1/11, Callable 7/1/09 @ 101,
              FSA.................................  $  2,954
   1,685    Shelby County School District Finance
              Corp., School Building Revenue,
              5.00%, 5/1/17, Callable 5/1/09 @
              101.................................     1,624
   1,765    Shelby County School District Finance
              Corp., School Building, Revenue,
              5.00%, 5/1/18, Callable 5/1/09 @
              101.................................     1,695
   1,855    Shelby County School District Finance
              Corp., School Building Revenue,
              5.00%, 5/1/19, Callable 5/1/09 @
              101.................................     1,773
   4,820    State Property & Buildings Community
              Revenues, Refunding-Project #59,
              5.70%, 11/1/13, Callable 11/1/05 @
              102.................................     4,966
                                                    --------
                                                      13,012
                                                    --------
Louisiana (2.1%):
   8,340    Baton Rouge Sales & Use Tax,
              Refunding, Public Improvement,
              Series A, 5.25%, 8/1/11, Callable
              8/1/08 @ 101.5, FGIC................     8,433
   8,770    Baton Rouge Sales & Use Tax,
              Refunding, Public Improvement-Series
              A, 5.25%, 8/1/12, Callable 8/1/08 @
              101.5, FGIC.........................     8,828
                                                    --------
                                                      17,261
                                                    --------
Maine (0.3%):
   2,710    State Housing Authority, Mortgage
              Purchase, Revenue, Series A, 5.05%,
              11/15/16, Callable 9/1/07 @ 101.5...     2,747
                                                    --------
Maryland (0.3%):
   2,250    State Community Development, Revenue,
              6.20%, 4/1/14, Callable 4/1/05 @
              102.................................     2,382
                                                    --------
Massachusetts (1.9%):
   3,815    Housing Finance Agency, Revenue,
              6.00%, 12/1/15, Callable 12/1/05 @
              102, AMBAC..........................     3,989
   2,265    State Industrial Finance Agency,
              Revenue, 6.00%, 1/1/15, Callable
              1/1/06 @ 102, MBIA..................     2,407
  10,000    State, GO, Series C, 5.00%, 8/1/07 @
              101, Callable 12/1/05 @ 102.........     9,580
                                                    --------
                                                      15,976
                                                    --------
Michigan (5.5%):
   1,500    Ann Arbor School District, 7.13%,
              5/1/02..............................     1,612
   1,500    Caledonia Community Schools, GO,
              5.85%, 5/1/22, Callable 5/1/07 @
              100, MBIA...........................     1,610

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 2,440    Detroit, Series A, GO, 5.25%, 4/1/12,
              Callable 4/1/09 @ 101, FSA..........  $  2,445
   1,000    Dexter Community Schools, 5.10%,
              5/1/18, FGIC........................       979
     320    Grand Traverse County Hospital, 5.80%,
              7/1/03, Callable 7/1/02 @ 102.......       335
   2,500    Higher Education Hope College, 5.40%,
              10/1/20, Callable 10/1/09 @ 100.....     2,428
   4,675    Kalamazoo Hospital Finance Authority,
              5.88%, 5/15/26, Callable 5/15/06 @
              102, MBIA...........................     4,792
   5,000    Oakland County Educational, Revenue,
              6.90%, 11/1/14, Callable 11/1/04 @
              102.................................     5,654
     250    Saranac Community Schools, 6.00%,
              5/1/13, Callable 5/1/03 @ 102.......       265
   4,435    Southgate Community School District
              UnionTrust, GO, 5.00%, 5/1/19.......     4,181
   1,450    State Housing Development Authority,
              Revenue, Series C, 6.38%, 12/1/11,
              Callable 12/1/04 @ 102..............     1,539
   1,790    State Housing Development Authority,
              Revenue, Series A, 7.30%, 12/1/09,
              Callable 12/11/99 @ 102.............     1,838
   5,000    State Housing Development Authority,
              Revenue, Series D, 5.95%, 12/1/16,
              Callable 12/1/06 @ 102..............     5,186
   2,000    State Strategic Fund, Revenue, AMT,
              6.00%, 12/1/13, Callable 12/1/03 @
              102.................................     2,085
   5,000    State, GO, 5.00%, 12/1/05.............     5,139
   3,500    State, GO, 6.25%, 11/1/07, Prerefunded
              11/1/02 @ 102.......................     3,774
   2,400    Traverse City Area Public School,
              Series I, 5.70%, 5/1/11, Prerefunded
              5/1/05 @ 101, MBIA..................     2,559
                                                    --------
                                                      46,421
                                                    --------
Minnesota (1.4%):
   5,775    State Housing Financing Agency,
              Revenue, Series D, 5.90%, 8/1/15,
              Callable 2/1/05 @ 102, MBIA.........     6,004
   5,250    State, GO, 5.60%, 10/1/06, Prerefunded
              10/1/04 @ 100.......................     5,533
                                                    --------
                                                      11,537
                                                    --------
Mississippi (0.5%):
   4,680    Jackson Housing Authority,
              Multi-Family Revenue, AMT, 5.38%,
              4/1/31, Callable 4/1/09 @ 101,
              FSA.................................     4,575
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Missouri (0.9%):
 $ 3,580    Clay County Public Building Authority,
              Leasehold Revenue, Refund Series A,
              5.13%, 5/15/14, Callable 5/15/08 @
              100, FSA............................  $  3,518
   3,710    Sikeston Electric, Revenue, 6.00%,
              6/1/05..............................     3,983
                                                    --------
                                                       7,501
                                                    --------
Montana (0.2%):
   1,500    State Board Housing, Revenue, Series
              A-1, 6.05%, 6/1/16, Callable 12/1/06
              @ 102, FHA..........................     1,559
                                                    --------
Nevada (1.3%):
   5,145    Clark County Industrial Development,
              Revenue, 7.20%, 10/1/22, AMBAC......     5,621
   5,000    Clark County School District, Refund,
              GO, 5.25%, 6/15/13, Callable 6/15/09
              @ 100, FSA..........................     4,993
                                                    --------
                                                      10,614
                                                    --------
New Jersey (1.1%):
   9,000    State Transportation Trust Fund
              Authority, Transportation Systems-
              Series B, 5.25%, 6/15/12, Callable
              6/15/07 @ 102.......................     9,087
                                                    --------
New Mexico (0.4%):
   3,405    State Mortgage Finance Authority,
              Revenue, Single Family, 5.90%,
              7/1/16, Callable 7/1/07 @ 102,
              GNMA................................     3,546
                                                    --------
New York (3.7%):
   7,605    Metropolitan Transportation Authority,
              Dedicated Tax Fund, Series A, 5.25%,
              4/1/11, Callable 4/1/09 @ 101,
              FSA.................................     7,687
   5,000    State Dormitory Authority, Revenue,
              5.88%, 7/1/08, Callable 7/1/06 @
              102.................................     5,268
   1,345    State Thruway Authority, Highway &
              Bridge Trust Fund, Series A, 6.00%,
              4/1/14, Callable 4/1/04 @ 102,
              FGIC................................     1,459
  10,000    State Thruway Authority, Revenue,
              Series E, 5.25%, 1/1/15, Callable
              1/1/08 @ 101........................     9,953
   6,530    State Tollway Authority, Highway &
              Bridge Trust Fund, Series B, 5.38%,
              4/1/10..............................     6,707
     250    Triborough Bridge & Tunnel Authority,
              Revenue, Series X, 6.63%, 1/1/12....       285
                                                    --------
                                                      31,359
                                                    --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
North Carolina (3.1%):
 $ 5,000    Charlotte Mecklenberg Hospital
              Authority, Revenue, Series A, 5.13%,
              1/15/22, Callable 1/15/07 @ 102.....  $  4,725
   3,355    Charlotte Mecklenberg Hospital
              Authority, Series A, 5.60%, 1/15/10,
              Callable 1/15/06 @ 102..............     3,492
   3,510    Charlotte Mecklenberg Hospital,
              Revenue, 5.90%, 1/15/16, Callable
              1/15/06.............................     3,637
   2,555    Charlotte, GO, Public Improvement
              Series A, 5.00%, 2/1/19, Callable
              2/1/08 @ 102........................     2,464
   1,670    State Housing Finance Agency, Revenue,
              AMT, Single Family, Series LL,
              5.50%, 9/1/22.......................     1,693
   4,155    State Housing Finance Agency, Revenue,
              AMT, Single Family, Series BB,
              6.50%, 9/1/26, Callable 3/1/05 @
              102.................................     4,383
   4,900    State Housing Finance Agency, Revenue,
              AMT, Single Family, Series FF,
              6.25%, 3/1/28.......................     5,126
                                                    --------
                                                      25,520
                                                    --------
North Dakota (0.8%):
   4,325    Bismarck Health Care Facilities,
              Revenue, St. Alexius Medical Center,
              Series A, 5.25%, 7/1/15, Callable
              7/1/08 @ 102, FSA...................     4,236
   2,910    State Building Authority, Lease
              Revenue, 5.13%, 12/1/18, Callable
              12/1/08 @ 100, AMBAC................     2,799
                                                    --------
                                                       7,035
                                                    --------
Ohio (6.1%):
   2,500    Cleveland, Certificate of
              Participation, Cleveland Stadium
              Project, 5.25%, 11/15/12, Callable
              11/15/07 @ 102, AMBAC...............     2,499
   7,000    Cleveland, Certificate of
              Participation, Cleveland Stadium
              Project, 5.25%, 11/15/13, Callable
              11/15/07 @ 102, AMBAC...............     6,961
   5,000    Cleveland, Certificate of
              Participation, 5.25%, 11/15/17,
              Callable 11/15/07 @ 102, AMBAC......     4,887
   3,655    Cuyahoga County, Hospital Revenue,
              Cleveland Clinic Health, Series B,
              5.25%, 1/1/13, Callable 7/1/09 @
              101.................................     3,636
   2,145    Delaware City School District, 5.13%,
              12/1/18, Callable 12/1/08 @ 101,
              FSA.................................     2,093

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 4,000    Franklin County, Hospital Revenue,
              Series A, 6.50%, 5/1/07.............  $  4,316
   1,605    Housing Finance Agency, Mortgage,
              Revenue, Series A-1, 6.20%, 9/1/14,
              GNMA................................     1,704
     250    State Building Authority, Revenue,
              Series A, 6.13%, 10/1/09, Callable
              10/1/02 @ 102.......................       269
   3,245    State Turnpike Commission, Revenue,
              Series A, 5.50%, 2/15/15, FGIC......     3,364
   5,000    State Turnpike Commission, Revenue,
              Series A, 5.70%, 2/15/17,
              Prerefunded 2/15/06 @ 102, MBIA.....     5,374
   3,265    State, GO, 5.50%, 8/1/03, Callable
              8/1/02 @ 102........................     3,407
   3,395    State, GO, 5.60%, 8/1/04, Callable
              8/1/02 @ 102........................     3,568
   1,000    State, GO, State Public & Sewer
              Improvement, 6.00%, 8/1/07, Callable
              8/1/05 @ 102........................     1,083
   5,645    State, GO, Infrastructure Improvement,
              5.50%, 8/1/16, Callable 8/1/07 @
              101.................................     5,764
   2,500    Toledo Water Works, Revenue Bond,
              4.75%, 11/15/17, Callable 11/15/09 @
              102.................................     2,319
                                                    --------
                                                      51,244
                                                    --------
Oklahoma (0.4%):
   2,755    McGee Creek Authority, Revenue, 6.00%,
              1/1/23, Callable 1/1/14 @ 100,
              MBIA................................     2,976
                                                    --------
Oregon (0.5%):
   4,500    State Department Administrative
              Services, Certificate of
              Participation, Refund Series A,
              5.00%, 5/1/13, Callable 5/1/09 @
              101, AMBAC..........................     4,431
                                                    --------
Pennsylvania (0.8%):
   4,440    Delaware County Authority, University
              Revenue, Villanova University Series
              A, 5.50%, 12/1/13, Callable 12/1/12
              @ 100, MBIA.........................     4,603
   2,000    Ephrata Area School District, GO,
              Series C, 5.00%, 10/15/16, Callable
              10/15/08 @ 100, FGIC................     1,916
                                                    --------
                                                       6,519
                                                    --------
Puerto Rico (0.5%):
   4,500    Public Buildings Authority, Revenue
              Generated, Government Facilities
              Series B, 5.00%, 7/1/14.............     4,446
                                                    --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Rhode Island (0.8%):
 $ 5,800    Depositors Economic Protection,
              Revenue, Series A, 6.30%, 8/1/05,
              FSA, MBIA...........................  $  6,291
                                                    --------
South Carolina (0.2%):
   2,000    Greenville Hospital System Facilities,
              Revenue, Series A, 5.60%, 5/1/10,
              Callable 5/1/06 @ 102...............     2,062
                                                    --------
South Dakota (0.9%):
   2,500    Heartland Consumers Power District
              Electric, Revenue, 6.00%, 1/1/17,
              FSA.................................     2,696
   1,200    State Building Authority, Revenue,
              6.63%, 9/1/12, Callable 9/1/02 @
              102, AMBAC..........................     1,308
   2,300    State Housing Development Authority,
              5.70%, 5/1/08, Callable 5/1/06 @
              102.................................     2,391
   1,000    State Housing Development Authority,
              Revenue, 6.25%, 5/1/15, Callable
              5/1/05 @ 102........................     1,053
                                                    --------
                                                       7,448
                                                    --------
Tennessee (0.9%):
   1,360    Knox County Health, Educational &
              Housing Facilities Board, Revenue,
              7.25%, 1/1/09, MBIA.................     1,587
   1,300    Knox County Health, Educational &
              Housing Facilities Board, Revenue,
              7.25%, 1/1/10, MBIA.................     1,515
   2,680    State Housing Development Agency,
              Revenue, AMT, Homeownership Program
              Issue, 5.35%, 7/1/23, Callable
              1/1/09 @ 101........................     2,624
   2,280    State, GO, Public Improvements, 5.50%,
              5/1/17, Callable 5/1/07 @ 101.50....     2,218
                                                    --------
                                                       7,944
                                                    --------
Texas (4.1%):
   2,185    Richardson Hospital Authority,
              Unrefunded-Richardson Medical,
              6.50%, 12/1/12......................     2,317
   1,370    Richardson Hospital Authority,
              Prefunded-Richardson Medical, 6.50%,
              12/1/12.............................     1,499
  10,000    San Antonio Hotel Occupancy Tax,
              Revenue, 5.70%, 8/15/26, Callable
              8/15/06 @ 102, FGIC.................    10,203
   5,000    State Public Finance Authority, GO,
              Series B, 5.63%, 10/1/12, Callable
              10/1/06 @ 100.......................     5,175
   3,690    State Turnpike Authority, Dallas
              Northway, Revenue, 5.25%, 1/1/23,
              Callable 1/1/06 @ 102, FGIC.........     3,576
   5,000    State Water Development Board, Series
              B, 5.13%, 7/15/18, Callable 1/15/07
              @ 100...............................     4,840

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 1,000    State, GO, Refunding, Series A, 6.00%,
              10/1/05.............................  $  1,075
   4,000    State, GO, College Student Loan, AMT,
              6.50%, 8/1/07, Callable 8/1/02 @
              100.................................     4,168
   1,000    University of Texas, Revenue, Series
              A, 5.25%, 8/15/07, Callable 8/15/06
              @ 102...............................     1,032
                                                    --------
                                                      33,885
                                                    --------
Utah (1.2%):
   4,340    Salt Lake County, 5.50%, 10/1/11,
              Callable 10/1/09 @ 100..............     4,461
   5,305    State Housing Finance Agency, Revenue,
              AMT, Single Family Mortgage Issue
              A2, 6.25%, 7/1/25, Callable 1/1/07 @
              102, FHA............................     5,560
                                                    --------
                                                      10,021
                                                    --------
Virginia (1.5%):
   4,140    Norfolk Water, Revenue, 5.88%,
              11/1/14, Callable 11/1/05 @ 102,
              MBIA................................     4,337
   2,000    State Housing Development Authority,
              Commonwealth Mortgage, Series H,
              Subseries H-2, 6.20%, 1/1/08,
              Callable 1/1/05 @ 102...............     2,095
   1,500    State Housing Development Authority,
              Refunding, Series E, 5.60%, 11/1/10,
              Callable 11/1/03 @ 102..............     1,549
   4,500    State Housing Development Authority,
              Commonwealth Mortgage, Series A,
              7.10%, 1/1/17, Callable 1/1/02 @
              102.................................     4,651
                                                    --------
                                                      12,632
                                                    --------
Washington (2.6%):
   2,280    Clark County School District #114
              Evergreen, 5.25%, 12/1/15, Callable
              12/1/09 @ 100.......................     2,254
   4,350    King County School District #415,
              Kent, 5.25%, 12/1/11, Callable
              12/1/08 @ 100, FGIC.................     4,374
   5,000    Spokane County School District #081,
              GO, 6.00%, 12/1/03..................     5,319
   5,500    State Public Power Supply, Systems
              Nuclear Project #3, 5.13%, 7/1/18...     5,237
   5,000    State Public Power Supply, Systems
              Nuclear Project #2 Revenue, 5.00%,
              7/1/12, Callable 7/1/08 @ 102.......     4,849
                                                    --------
                                                      22,033
                                                    --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia (1.8%):
 $ 5,475    Braxton County Solid Waste Disposal,
              Revenue, AMT, 6.13%, 4/1/26,
              Callable 10/23/06 @ 102.............  $  5,639
   9,050    State Road, 5.25%, 6/1/10, Callable
              6/1/08 @ 101, FGIC..................     9,219
                                                    --------
                                                      14,858
                                                    --------
Wisconsin (0.3%):
   1,370    Housing & Economic Development
              Authority, Revenue, Home Ownership,
              Series A, 6.15%, 9/1/17, Callable
              3/1/05 @ 102........................     1,423
   1,250    State, GO, Refunding, Series 2, 5.13%,
              11/1/08.............................     1,272
                                                    --------
                                                       2,695
                                                    --------
  Total Municipal Bonds                              778,070
                                                    --------
DAILY DEMAND NOTES (2.4%):
New York (1.6%):
  12,700    New York, Subseries A-4, 3.50%,
              8/1/21*.............................    12,700
                                                    --------
North Carolina (0.8%):
   7,100    Medical Care Community Revenue, Carol
              Woods Project, 3.75%, 4/1/21*.......     7,100
                                                    --------
  Total Daily Demand Notes                            19,800
                                                    --------
WEEKLY DEMAND NOTES (2.6%):
Colorado (0.2%):
   1,725    Health Facilities Authority, Revenue,
              3.55%, 1/1/24*......................     1,725
                                                    --------
Illinois (0.6%):
   5,000    Health Facilities Authority, Revenue,
              Healthcorp Affiliates-B, 3.50%,
              11/1/15*............................     5,000
                                                    --------
Maryland (1.3%):
  10,000    Montgomery Co., Housing Opportunities,
              Common Manufacturing, 3.50%,
              11/1/07*............................    10,000
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Minnesota (0.4%):
 $ 3,650    St. Cloud Health Care Facilities,
              Revenue, 3.60%, 7/1/27 *............  $  3,650
                                                    --------
Washington (0.1%):
   1,000    Port Townsend Paper Corp-B, 3.60%,
              3/1/02*.............................     1,000
                                                    --------
  Total Weekly Demand Notes                           21,375
                                                    --------
MONTHLY DEMAND NOTES (0.6%):
Kansas (0.2%):
     440    La Cygne Pollution Control Revenue,
              3.19%, 4/15/27*.....................       440
   1,350    Wamego Pollution Control Revenue, Gas
              & Electric, 3.25%, 4/15/32*.........     1,350
                                                    --------
                                                       1,790
                                                    --------
Kentucky (0.0%):
     200    Louisville Hospital Revenue, 3.32%,
              10/1/14*............................       200
                                                    --------
New York (0.4%):
   2,500    City Municipal Water Finance
              Authority, 3.15%, 6/15/09*..........     2,500
     750    City Municipal Water Finance
              Authority, 3.15%, 6/15/13*..........       750
                                                    --------
                                                       3,250
                                                    --------
Texas (0.0%):
     150    Brazos Higher Education Authority,
              Inc., Student Loan Revenue, Senior
              Lien Series A, 3.25%, 8/1/02*.......       150
                                                    --------
  Total Monthly Demand Notes                           5,390
                                                    --------
INVESTMENT COMPANIES (0.5%):
   4,374    Provident Municipal Cash Fund.........     4,374
                                                    --------
  Total Investment Companies                           4,374
                                                    --------
Total (Cost $806,131)(a)                            $829,009
                                                    ========

------------

Percentages indicated are based on net assets of $836,535.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation......................  $26,140
Unrealized depreciation......................   (3,262)
                                               -------
Net unrealized appreciation..................  $22,878
                                               =======

* Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1999.

--------------------------------------------------------------------------------
One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)


ACA      Insured by American Capital Access
AMBAC    Insured by AMBAC Indemnity Corp.
AMT      Alternative Minimum Tax Paper
ETM      Escrowed to Maturity
FGIC     Insured by Federal Guarantee Insurance Corp.
FHA      Insured by Federal Housing Administration
FSA      Insured by Federal Security Assurance
GNMA     Insured by Government National Mortgage Association
GO       General Obligation
MBIA     Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS (94.3%):
Alabama (0.6%):
 $4,250     Courtland Industrial Development
              Board, Solid Waste Disposal
              Revenue, Series A, AMT, 6.50%,
              9/1/25, Callable 9/1/05 @ 102.....  $    4,478
    500     Housing Finance Authority, Series
              A1, 5.80%, 10/1/08, Callable
              4/1/05 @ 102, GNMA................         522
  1,540     Mobile Refunding & Improvement, GO,
              0.00%, 2/15/14, Callable 2/15/08 @
              76.49, MBIA.......................         685
  1,500     Mobile Refunding & Improvement, GO,
              0.00%, Callable 2/15/08 @ 74.50,
              MBIA..............................         649
                                                  ----------
                                                       6,334
                                                  ----------
Alaska (1.4%):
  3,570     Energy Authority, Utility Revenue,
              5.20%, 7/1/17, Callable 7/1/08 @
              100, FSA..........................       3,481
    655     Home Mortgage Revenue Refunding,
              8.00%, 3/1/09, Callable 3/1/02 @
              102, FNMA.........................         693
  8,440     State Housing Finance Corp., 0.00%,
              12/1/17, Callable 6/1/07 @ 54,
              MBIA..............................       2,883
 48,000     State Housing Finance Corp., Series
              A2, AMT, 0.00%, 6/1/37, Callable
              12/1/07 @ 17.74...................       5,232
  2,750     Student Loan Corp., Series A, AMT,
              5.75%, 7/1/14, Callable 7/1/07 @
              100, AMBAC........................       2,833
                                                  ----------
                                                      15,122
                                                  ----------
Arizona (4.8%):
    315     Maricopa County, Industrial
              Development Authority,
              Multi-Family Housing Revenue,
              7.25%, 7/1/17, Callable 7/1/07 @
              101...............................         331
    600     Maricopa County, Industrial
              Development Authority, Health
              Facilities Revenue, Pennington
              Gardens, Series A, 5.10%, 9/20/19,
              Callable 3/20/09 @ 103, GNMA......         576
  2,305     Maricopa County, Industrial
              Development Authority, Health
              Facilities Revenue, Pennington
              Gardens, Series A, 6.25%, 9/20/29,
              Callable 3/20/09 @ 103, GNMA......       2,437
  1,000     Maricopa County, Industrial
              Development Authority,
              Multi-Family Housing Revenue,
              5.65%, 7/1/19, Callable 7/1/09 @
              102, MBIA.........................       1,029

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,500     Maricopa County, Industrial
              Development Authority,
              Multi-Family Housing Revenue,
              Series A, 6.25%, 7/1/27, Callable
              1/1/07 @ 101......................  $    1,553
 10,000     Maricopa County, Industrial
              Development Authority, Revenue,
              AMT, 4.75%, 12/1/30, Callable
              6/1/08 @ 108, FNMA/GNMA...........      10,589
 11,705     Maricopa County, Industrial
              Development Authority, Revenue,
              Coral Point Apartments, Series A,
              4.95%, 3/1/28, Callable 3/1/06 @
              101...............................      11,748
  1,780     Pima County, Industrial Development
              Authority, Multi-Family Mortgage
              Revenue, Ria Nova & Villa, 5.13%,
              12/20/18, Callable 6/20/08 @ 101,
              GNMA..............................       1,755
  1,285     Pima County, Industrial Development
              Authority, Multi-Family Housing
              Revenue, 7.00%, 12/20/31, Callable
              6/20/12 @ 100, GNMA...............       1,475
  1,400     Pima County, Industrial Development
              Authority, Multi-Family Mortgage
              Revenue, La Jolla Tuscon
              Apartments, AMT, 5.20%, 4/1/19,
              Callable 4/1/09 @ 102, FNMA.......       1,363
  5,805     Pima County, Industrial Development
              Authority, Single Family Mortgage
              Revenue, AMT, 6.20%, 11/1/30,
              Callable 5/1/09 @ 101, GNMA/
              FNMA/FHLMC........................       5,544
    585     Pima County, Industrial Development
              Authority, Single Family Mortgage
              Revenue, AMT, 6.20%, 5/01/27,
              Callable 5/01/04 @ 102, GNMA......         591
  7,130     Pima County, Industrial Development
              Authority, Single Family Mortgage
              Revenue, AMT, 6.20%, 11/1/30,
              Callable 5/1/09 @ 101, GNMA/
              FNMA/FHLMC........................       7,753
    530     Pima County, Industrial Development
              Authority,Single Family Mortgage
              Revenue, Series B, AMT, 6.15%,
              11/1/23, Callable 5/1/07 @ 103.38,
              GNMA/FNMA/FHLMC...................         580

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $2,340     Yuma, Industrial Development
              Authority, Multi-Family Mortgage
              Revenue, AMT, 6.10%, 9/20/19,
              Callable 9/20/09 @ 106, GNMA......  $    2,466
                                                  ----------
                                                      49,790
                                                  ----------
Arkansas (1.6%):
    223     Drew County, Public Facilities
              Board, 7.90%, 8/1/11, Callable
              8/1/03 @ 103, FNMA................         239
     92     Drew County, Public Facilities
              Board, 7.75%, 8/1/11, Callable
              2/1/04 @ 100......................          98
    391     Jacksonville, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, 7.90%, 1/1/11,
              Callable 7/1/03 @ 103, FNMA.......         422
    140     Jacksonville, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, 7.75%, 1/1/11,
              Callable 7/1/05 @ 103.............         151
    157     Lonoke County, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, 7.38%, 4/1/11,
              Callable 4/1/03 @ 103.............         168
    446     Lonoke County, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, Series A-2,
              7.90%, 4/1/11, FNMA...............         483
    638     Pope County, Residential Facilities,
              Housing Board Mortgage Revenue,
              Series B, 7.75%, 9/1/11, Callable
              8/1/02 @ 102, FHA.................         675
  1,500     State Capital Appreciation, College
              Savings, Series 97A, GO, 0.00%,
              6/1/16............................         604
  2,000     State Capital Appreciation, College
              Savings, Series A, GO, 0.00%,
              6/1/15............................         854
  1,405     State Development Authority, Revenue
              Refunding, 8.00%, 8/15/11,
              Callable 8/15/01 @ 103, FHA.......       1,467
  3,650     State Development Finance Authority
              Revenue, 0.00%, 6/1/15............       1,454
  9,575     State Development Finance Authority,
              Multi-Family Mortgage Revenue,
              Series A, 5.45%, 7/1/24, Callable
              7/14/99 @ 100, MBIA...............       9,563
    374     Stuttgart Public Facilities Board,
              Revenue, Series A-2, 7.90%,
              9/1/11, Callable 9/1/03 @ 103,
              FNMA..............................         404

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Arkansas, continued:
 $  180     Stuttgart Public Facilities Board,
              Revenue, Series B, 7.75%, 9/1/11,
              Callable 3/1/06 @ 103.............  $      195
                                                  ----------
                                                      16,777
                                                  ----------
California (4.2%):
    430     ABAG Finance Authority for Nonprofit
              Corp., 5.85%, 10/1/27, Callable
              10/1/07 @ 102.....................         424
  2,835     ABAG Finance Authority for Nonprofit
              Corp., Multi-Family Housing
              Revenue, Palo Alto Garden
              Apartments, Series A, AMT, 5.35%,
              10/1/29, Callable 4/1/06 @ 102....       2,776
  4,749     Contra Costa County, Multi-Family
              Mortgage Revenue, Crescent Park,
              Series B, 7.80%, 6/20/34, Callable
              6/20/04 @ 105, GNMA...............       5,320
  1,255     Fairfield, Water Revenue, 0.00%,
              4/1/15, Callable 4/1/05 @ 56.75,
              AMBAC.............................         515
  1,690     Fresno Housing Authority, Project B,
              AMT, 5.60%, 8/1/30, Callable
              8/1/07 @ 102, FNMA................       1,732
  1,080     Housing Finance Agency, Home
              Mortgage Revenue, AMT, 7.50%,
              2/1/23, Callable 8/1/05 @ 102,
              FHA/VA............................       1,172
    575     Housing Finance Agency, Local or
              Guaranteed Housing Revenue, Series
              B, 8.63%, 8/1/15, Callable 8/1/00
              @ 100, MBIA.......................         592
    635     Housing Finance Agency, Single
              Family Housing Revenue, Series F,
              7.88%, 8/1/19, Callable 7/29/99 @
              101, FHA..........................         644
  1,460     Los Angeles Housing Authority,
              Multi-Family Mortgage Revenue, The
              Palms Apartments, Series E, AMT,
              5.30%, 7/1/18, Callable 7/1/08 @
              102, FNMA.........................       1,444
    630     Redondo Beach, Redevelopment Agency,
              Residential Mortgage Revenue,
              Series B, 6.25%, 6/1/11, Callable
              6/1/03 @ 100......................         642
    650     Rural Home Mortgage Financing
              Authority, AMT, 7.55%, 11/1/26,
              GNMA/FNMA/FHLMC...................         723
    645     Rural Home Mortgage Financing
              Authority, AMT, 7.75%, 5/1/27.....         725

Continued

\
--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $2,710     Sacramento County Housing Authority,
              Multi-Family Housing Revenue, AMT,
              5.15%, 6/1/19, Callable 6/1/09 @
              102, FNMA.........................  $    2,647
  3,910     San Francisco City & County, Tax
              Allocation, 0.00%, 8/1/16,
              Callable 8/1/07 @ 63.206..........       1,508
  1,000     San Francisco State University
              Foundation, Auxiliary
              Organization, Student Housing
              Revenue, 5.20%, 7/1/19, Callable
              7/1/09 @ 101, ACA.................         951
  1,180     San Joaquin Hills Toll Road,
              Prerefunded, 0.00%, 1/1/14........         547
  4,435     San Joaquin Hills Toll Road,
              Prerefunded, 0.00%, 1/1/16........       1,823
  2,825     San Jose, Multi-Family Housing
              Revenue, Helzer Courts Apartments,
              Series A, AMT, 6.20%, 6/1/19,
              Callable 12/1/09 @ 102............       2,803
  2,500     San Jose, Multi-Family Housing
              Revenue, Helzer Courts Apartments,
              Series B, AMT, 5.05%, 12/1/08.....       2,483
  3,300     Statewide Community Development
              Authority, Multi-Family Revenue,
              Bouquet Canyon, Series X, AMT,
              5.30%, 7/1/18, Callable 7/1/08 @
              102, FNMA.........................       3,280
  3,400     Statewide Community Development
              Authority, Multi-Family Revenue,
              Cudahy Gardens, Series J, AMT,
              5.60%, 4/1/29, Callable 4/1/03 @
              102, LOC: Swiss Bank..............       3,426
  4,390     Statewide Community Development
              Authority, Multi-Family Revenue,
              Irvine Apartments, Series A-2,
              4.90%, 5/15/25....................       4,246
  2,000     Statewide Community Development
              Authority, Multi-Family Revenue,
              Irvine Apartments, Series A-3,
              5.10%, 5/15/25, Callable 7/1/08 @
              101...............................       1,948
  1,695     Vallejo, Multi-Family Housing
              Revenue, AMT, 5.40%, 11/20/38,
              Callable 11/20/08 @ 102, GNMA.....       1,684
                                                  ----------
                                                      44,055
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado (13.1%):
 $5,250     Arapahoe County, Highway Revenue,
              Series C, 0.00%, 8/31/15, Callable
              8/31/05 @ 48.60...................  $    1,913
  4,920     Aurora, Industrial Development,
              McKesson Corp., Series A, 5.38%,
              12/1/11, Callable 12/1/02 @ 102...       4,940
  5,030     Aurora, Single Family Mortgage
              Revenue, Series A2, 0.00%, 9/1/15,
              Prerefunded 3/1/13 @ 75.20........       1,828
  2,095     Brush Creek Metropolitan District,
              GO, Refunding, 6.70%, 11/15/09,
              Callable 11/15/03 @ 101...........       2,221
  2,500     Denver City & County, Airport
              Revenue, AMT, 5.63%, 11/15/08,
              Callable 11/15/06 @ 102, MBIA.....       2,594
    885     Denver City & County, Airport
              Revenue, AMT, 6.75%, 11/15/13,
              Callable 11/15/02 @ 102, MBIA.....         951
 20,270     Denver City & County, Mortgage
              Revenue, AMT, 0.00%, 8/1/29,
              Callable 8/1/07 @ 26.947,
              GNMA/FHLMC........................       3,413
  1,000     Denver City & County, Residential
              Revenue, Single Family, Series A,
              0.00%, 7/1/10, Callable 7/1/08 @
              91.867............................         546
  9,850     Denver City & County, Residential
              Revenue, Single Family, Series A,
              0.00%, 7/1/14, Callable 7/1/08 @
              73.557............................       4,184
  2,910     Denver City & County, Single Family
              Mortgage Revenue, Metro Mayors,
              AMT, 6.00%, 4/1/22, Callable
              4/1/08 @ 102.50, GNMA/FNMA/FHLMC..       3,061
  7,065     Denver City & County, Single Family
              Mortgage Revenue, Metro Mayors,
              AMT, 0.00%, 10/1/30, Callable
              4/1/08 @ 28.518, GNMA/FNMA/FHLMC..       1,216
 10,150     Denver City & County, Single Family
              Mortgage Revenue, Metro Mayors,
              Series A, AMT, 5.50%, 11/1/30,
              Callable 5/1/09 @ 103.50, GNMA/
              FNMA/FHLMC........................      10,950
  1,235     Eagle's Nest Metropolitan District,
              GO, Refunding, 6.50%, 11/15/17,
              Callable 11/15/99 @ 105...........       1,304
    108     El Paso County, Home Mortgage,
              Series C, 8.30%, 9/20/18, GNMA....         119
  1,145     El Paso County, Single Family
              Mortgage Revenue, 0.00%, 9/1/15,
              ETM...............................         476

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $8,700     El Paso County, Single Family
              Mortgage Revenue, Series A, AMT,
              0.00%, 12/1/30, Callable 6/1/08 @
              29.348, GNMA/FNMA/FHLMC...........  $    1,418
  2,500     Englewood, Multi-Family Housing,
              Marks Apartment Revenue, 6.65%,
              12/1/26, Callable 12/1/06 @ 102...       2,686
  1,345     Englewood, Multi-Family Housing,
              Marks Apartment Revenue, Series B,
              6.00%, 12/15/18, Callable 12/15/03
              @ 100, LOC: Citibank..............       1,363
  2,000     Erie Water Enterprise, Revenue,
              5.25%, 12/1/13, Callable 12/1/08 @
              100, ACA..........................       1,973
  2,500     Health Facilities Authority,
              Revenue, Steamboat Springs, 5.75%,
              9/15/22, Callable 9/15/08 @ 101...       2,395
  2,385     Housing Finance Authority,
              Multi-Family Housing Revenue, AMT,
              6.65%, 10/1/28, Callable 4/1/05 @
              102...............................       2,545
  3,000     Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              5.30%, 10/1/41, Callable 4/1/09 @
              101, FHA..........................       2,911
    150     Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              AMT, 5.75%, 10/1/06, FHA..........         158
  1,295     Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              AMT, 5.51%, 10/1/22, Callable
              4/1/09 @ 101, FHA.................       1,254
  3,000     Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              AMT, 5.30%, 10/1/30, Callable
              4/1/09 @ 101, FHA.................       2,915
  1,235     Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series A, 9.00%, 10/1/25, Callable
              7/29/99 @ 100, FHA................       1,233
  2,000     Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series A-2, AMT, 5.45%, 10/1/29,
              Callable 10/1/08 @ 101, FHA.......       1,988
  2,595     Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series B, 6.00%, 10/1/25, Callable
              7/29/99 @ 100, FHA................       2,166
  1,500     Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series B2, AMT, 5.80%, 10/1/28,
              Callable 4/1/07 @ 101.50, FHA.....       1,558
  3,000     Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series C3, 5.70%, 10/1/21, FHA....       3,045

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $2,500     Housing Finance Authority, Series
              B-2, AMT, 7.00%, 5/1/26, Callable
              5/1/07 @ 105......................  $    2,747
  2,500     Housing Finance Authority, Series
              C-2, AMT, 6.88%, 11/1/28, Callable
              11/1/07 @ 105.....................       2,769
  5,730     Housing Finance Authority, Single
              Family Housing Revenue, 6.13%,
              11/1/23, Callable 11/1/08 @ 105...       6,151
  4,315     Housing Finance Authority, Single
              Family Housing Revenue, AMT,
              6.35%, 11/1/29, Callable 11/1/08 @
              105...............................       4,646
  3,450     Housing Finance Authority, Single
              Family Mortgage Revenue, 7.45%,
              11/1/27, Callable 5/1/06 @ 105....       3,842
 10,250     Housing Finance Authority, Single
              Family Mortgage Revenue, AMT,
              7.25%, 5/1/27, Callable 5/1/07 @
              105...............................      11,346
    640     Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              95C, 7.45%, 6/1/17, Callable
              6/1/05 @ 105......................         682
    470     Housing Finance Authority, Single
              Family Mortgage Revenue, Series A,
              0.00%, 9/1/14, FHA................          99
  2,000     Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              A-3, 6.50%, 5/1/16, Callable
              5/1/08 @ 105......................       2,190
  1,000     Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              A-3, 6.50%, 11/1/29, Callable
              5/1/08 @ 105......................       1,106
    225     Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              A-3, AMT, 6.50%, 11/1/23, Callable
              5/1/02 @ 102......................         233
  3,500     Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              C-1, AMT, 7.55%, 11/1/27, Callable
              11/1/06 @ 105.....................       3,923
  6,730     Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              PG-C-SR, 0.00%, 11/1/29, Callable
              5/1/08 @ 31.766...................       1,211
 11,005     Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              PG-C1, AMT, 0.00%, 11/1/29,
              Callable 5/1/08 @ 30.946..........       1,995

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $  540     Housing Finance Authority, Single
              Family Program, Series B, 6.13%,
              5/1/13, Callable 11/1/04 @ 103,
              FHA/VA............................  $      557
    495     Housing Finance Authority, Single
              Family Program, Series B, 7.50%,
              11/1/24, Callable 11/1/04 @ 105,
              FHA...............................         518
    275     Housing Finance Authority, Single
              Family Program, Series D-1, 6.60%,
              8/1/17, Callable 8/1/01 @ 102,
              FHA/VA............................         280
    330     Housing Finance Authority, Single
              Family Program, Series E, AMT,
              6.25%, 12/1/09, Callable 12/1/04 @
              103...............................         346
    145     Housing Finance Authority, Single
              Family Program, Sub Series A, AMT,
              6.50%, 12/1/02....................         149
  1,000     Housing Finance Authority, Single
              Family Revenue, Series-B2, AMT,
              6.40%, 11/1/24, Callable 5/1/08 @
              105...............................       1,085
    565     Jefferson County, Single Family
              Mortgage Revenue, Refunding,
              Series A, 8.88%, 10/1/13, Callable
              4/1/01 @ 103, MBIA................         595
  7,525     Meridian Metropolitan District, GO,
              7.50%, 12/1/11, Callable 12/1/01 @
              101...............................       8,047
  1,835     Mesa County, Residential Revenue
              Refunding, 0.00%, 12/1/11, ETM....         964
    750     San Miguel County, Mountain Village
              Metropolitan District, GO, 7.95%,
              12/1/03, Callable 12/1/02 @ 101...         800
    835     San Miguel County, Mountain Village
              Metropolitan District, GO, 8.10%,
              12/1/11, Callable 12/1/02 @ 101...         926
  1,720     San Miguel County, Mountain Village
              Metropolitan District, GO, 8.10%,
              12/1/11, Prerefunded 12/1/02 @
              101...............................       1,936
  2,630     San Miguel County, Mountain Village
              Metropolitan District, GO, 5.15%,
              12/1/13, Callable 12/1/07 @ 101,
              MBIA..............................       2,622
  4,700     San Miguel County, Mountain Village
              Metropolitan District, GO, 5.20%,
              12/1/17, Callable 12/1/07 @ 101,
              MBIA..............................       4,629
                                                  ----------
                                                     135,718
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Connecticut (1.4%):
 $4,350     Stamford, Housing Authority,
              Rippowam Project, 6.25%, 10/1/19,
              Callable 10/1/08 @ 103............  $    4,622
  9,200     Stamford, Housing Authority,
              Rippowam Project, 6.38%, 10/1/29,
              Callable 10/1/08 @ 103............       9,758
    170     State Housing Mortgage, Series A,
              7.63%, 11/15/17, Callable 7/29/99
              @ 100.50..........................         171
                                                  ----------
                                                      14,551
                                                  ----------
Delaware (0.5%):
  5,490     Greystone Tax-Exempt Asset Trust,
              Series 98-1, Class A-3, 4.40%,
              11/2/04...........................       5,398
    540     New Castle County, Single Family
              Mortgage Revenue, 0.00%, 11/1/16,
              FGIC..............................          94
                                                  ----------
                                                       5,492
                                                  ----------
Florida (5.5%):
  2,375     Clay County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, AMT, 5.20%, 10/01/19,
              Callable 4/1/08 @ 102,
              GNMA/FNMA.........................       2,297
  1,000     Clearwater, Water & Sewer Revenue,
              0.00%, 12/1/13, Callable 12/1/08 @
              80.928, FGIC......................         460
  4,340     Clearwater, Water & Sewer Revenue,
              0.00%, 12/1/14, Callable 12/1/08 @
              76.878, FGIC......................       1,876
  4,205     Clearwater, Water & Sewer Revenue,
              0.00%, 12/1/15, Callable 12/1/08 @
              72.978, FGIC......................       1,705
  1,070     Collier County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, Whistlers Green, Series
              A, AMT, 5.35%, 12/1/19, Callable
              12/1/09 @ 102.....................       1,048
  4,435     Duval County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series C, 7.35%, 7/1/24,
              Callable 1/1/01 @ 103, FGIC.......       4,660
  5,000     Escambia County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, AMT, 4.65%, 10/1/31,
              Callable 4/1/08 @ 102,
              FNMA/GNMA.........................       4,949
    330     Housing Finance Authority, Home
              Ownership Revenue, 7.50%, 9/1/14,
              Callable 9/1/00 @ 102, GNMA.......         342

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $1,780     Lee County, Housing Finance
              Authority, Series A, AMT, 6.85%,
              3/1/29, Callable 9/1/07 @ 105,
              FNMA/GNMA/ FHLMC..................  $    1,990
  2,680     Lee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, 7.20%, 3/1/27, Callable
              3/1/07 @ 105, GNMA/FNMA/FHLMC.....       2,999
    955     Lee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, AMT, 6.40%, 3/1/29,
              Callable 3/1/08 @ 105,
              GNMA/FNMA/FHLMC...................       1,043
    970     Lee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, AMT, 6.30%, 3/1/29,
              Callable 3/1/08 @ 102,
              GNMA/FNMA/FHLMC...................       1,060
  2,850     Lee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, AMT, 5.05%, 3/1/28,
              Callable 3/1/08 @ 102,
              GNMA/FNMA/FHLMC...................       2,839
  4,000     Lee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series A, Sub Series One,
              AMT, 6.25%, 9/1/31, Callable
              3/1/09 @ 106, FNMA/GNMA/FHLMC.....       4,315
    650     Leon County, Housing Finance
              Authority, Multi-County Program,
              Series B, AMT, 7.30%, 1/1/28,
              GNMA/FHLMC........................         733
  1,050     Manatee County, Housing Finance
              Authority, Mortgage Revenue, AMT,
              8.38%, 5/1/25, GNMA/FHLMC.........       1,145
  2,250     Manatee County, Housing Finance
              Authority, Mortgage Revenue, AMT,
              7.20%, 5/1/28, Callable 5/1/07 @
              105, GNMA/FNMA/FHLMC..............       2,520
  1,350     Manatee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Sub Series 1, AMT, 6.30%,
              11/1/28, Callable 3/20/09 @ 103,
              GNMA..............................       1,483
  2,000     Miami Beach, Health Facilities
              Revenue, 5.25%, 8/1/13, Callable
              8/1/08 @ 100, ACA.................       1,907
  1,310     Miami-Dade County, Housing Finance
              Authority, Multi-Family Revenue,
              Terrace Series A, AMT, 5.20%,
              11/1/22, Callable 11/1/08 @ 102,
              FNMA..............................       1,289

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $2,195     Orange County, Housing Finance
              Authority, Home Ownership Revenue,
              Series A-1, AMT, 5.15%, 9/1/18,
              Callable 9/1/07 @ 102,
              GNMA/FNMA.........................  $    2,087
  1,315     Orange County, Housing Finance
              Authority, Multi-Family Revenue,
              Series G, AMT, 5.40%, 9/1/19,
              Callable 3/1/09 @ 102.............       1,285
  1,020     Orange County, Housing Finance
              Authority, Multi-Family Revenue,
              Series G, AMT, 5.45%, 9/1/24,
              Callable 3/1/09 @ 102.............         994
    550     Orange County, Housing Finance
              Authority, Mortgage Revenue,
              Series A, AMT, 7.25%, 9/1/19,
              Callable 3/1/01 @ 103, FHA/VA.....         576
    800     Orange County, Housing Finance
              Authority, Mortgage Revenue,
              Series A, AMT, 7.38%, 9/1/24,
              Callable 3/1/01 @ 103, FHA/VA.....         840
  1,000     Palm Beach County, Housing Finance
              Authority, Revenue, Windsor Park,
              Series A, AMT, 5.80%, 12/1/28,
              Callable 6/1/08 @ 102.............       1,032
    505     Palm Beach County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series A, AMT, 6.38%,
              10/1/06, Callable 10/1/04 @ 102,
              GNMA/FNMA.........................         525
     65     Pinellas County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, Series A, AMT, 5.20%,
              1/1/32, Callable 7/1/09 @ 102,
              FNMA..............................          64
    830     Pinellas County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Multi-County, Series A,
              AMT, 6.35%, 2/1/17, Callable
              2/1/05 @ 102, GNMA/FNMA...........         860
  2,280     Pinellas County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series 95-A, AMT, 6.25%,
              8/1/12, Callable 2/1/05 @ 102,
              GNMA/FNMA.........................       2,396
  1,620     Polk County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series A, AMT, 7.88%,
              9/1/22, Callable 3/1/00 @ 103,
              GNMA..............................       1,683
  1,320     Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/08, ACA.......         845

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $1,625     Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/09, ACA.......  $      983
  1,535     Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/12, ACA.......         774
  1,635     Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/14, ACA.......         731
  2,255     Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/16, ACA.......         895
                                                  ----------
                                                      57,230
                                                  ----------
Georgia (1.9%):
  1,500     Atlanta, Urban Residential Finance
              Authority, Multi-Family Revenue,
              Series A, AMT, 5.35%, 10/01/28,
              Callable 4/1/09 @ 102, FNMA.......       1,474
  2,120     Atlanta, Urban Residential Finance
              Authority, Multi-Family Revenue,
              Series A-1, AMT, 5.55%, 11/20/37,
              Callable 5/20/08 @ 102, GNMA......       2,132
  1,900     Canton County, Housing Authority,
              Multi-Family Revenue, AMT,
              Canterbury Ridge Apartments
              Project, 5.30%, 3/1/18, Callable
              3/1/08 @ 102, FNMA................       1,891
  1,275     Clayton County, Housing Authority,
              Multi-Family Housing Revenue,
              Magnolia Park Apartments, Series
              A, 5.50%, 12/1/09.................       1,278
  5,000     De Kalb County, Housing Authority,
              Multi-Family Housing Revenue, AMT,
              7.05%, 1/1/39, Callable 1/1/08 @
              104, FHA..........................       5,533
    785     De Kalb County, Housing Authority,
              Revenue, 6.40%, 5/1/05, Callable
              5/1/04 @ 100......................         813
    335     De Kalb County, Housing Authority,
              Single Family Housing Revenue,
              AMT, 7.65%, 6/1/18, Callable
              6/1/04 @ 100, GNMA................         352
  1,765     Fulton County, Housing Authority,
              Multi-Family Housing Revenue,
              Series A, AMT, 6.30%, 7/1/16,
              Callable 7/1/06 @ 102.............       1,853

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Georgia, continued:
 $2,055     Gwinnett County, Housing Authority,
              Multi-Family Housing Revenue, AMT,
              5.13%, 11/1/14, Callable 5/1/09 @
              102, MBIA.........................  $    2,029
  2,380     Gwinnett County, Housing Authority,
              Multi-Family Housing Revenue, AMT,
              5.30%, 11/1/19, Callable 5/1/09 @
              102, MBIA.........................       2,345
                                                  ----------
                                                      19,700
                                                  ----------
Idaho (0.9%):
  1,000     Housing & Financial Assistance,
              Housing Revenue, AMT, 5.25%,
              1/1/21, Callable 1/1/09 @ 102,
              FHA...............................         974
  1,085     Housing & Financial Assistance,
              Housing Revenue, AMT, 5.30%,
              7/1/25, Callable 1/1/09 @ 102,
              FHA...............................       1,054
  1,000     Housing & Financial Assistance,
              Single Family Mortgage Revenue,
              Series 97E-2, AMT, 5.95%, 7/1/14,
              Callable 1/1/07 @ 101.50..........       1,039
  1,285     Housing & Financial Assistance,
              Single Family Mortgage Revenue,
              Series D, AMT, 6.45%, 7/1/14,
              Callable 1/1/06 @ 102, FHA........       1,368
  1,890     Housing & Financial Assistance,
              Single Family Mortgage Revenue,
              Series H, AMT, 6.05%, 7/1/14,
              Callable 1/1/07 @ 102, FHA/VA.....       1,976
    155     Housing Agency, Single Family
              Mortgage Revenue, AMT, 6.30%,
              7/1/24, Callable 1/1/03 @ 102.....         159
  1,500     Student Loan Fund Marketing
              Association, Inc., Student Loan
              Revenue, Series C, AMT, 5.00%,
              10/1/01, GSL......................       1,499
  1,250     Student Loan Fund Marketing
              Association, Inc., Student Loan
              Revenue, Series C, AMT, 5.15%,
              4/1/03, GSL.......................       1,243
                                                  ----------
                                                       9,312
                                                  ----------
Illinois (5.2%):
  5,890     Addison, Alton Electric Public
              Improvements Revenue, Sub Series
              1, 0.00%, 7/1/11, Callable 7/1/04
              @ 62.039..........................       2,830
 12,410     Aurora, Fox Valley Apartments,
              5.30%, 11/1/27, Callable 11/1/05 @
              101...............................      12,683

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $  195     Aurora, Single Family Mortgage
              Revenue Refunding, Series B, AMT,
              8.05%, 9/1/25, GNMA/FHLMC.........  $      216
  1,375     Bolingbrook, Mortgage Revenue,
              Capital Appreciation, Sub Series
              1, 0.00%, 1/1/11, Callable 1/1/02
              @ 53.094..........................         599
  2,330     Chicago, Multi-Family Housing
              Revenue, AMT, 5.60%, 1/1/24,
              Callable 1/1/16 @ 100, GNMA.......       2,364
    905     Chicago, Residential Mortgage
              Revenue, 0.00%, 10/1/09, MBIA.....         450
  4,750     Chicago, Single Family Mortgage
              Revenue, Series C1, AMT, 6.30%,
              9/1/29, Callable 9/1/08 @ 105,
              GNMA/FNMA/FHLMC...................       5,110
  1,115     Chicago, Single Family Mortgage
              Revenue, AMT, 7.63%, 9/1/27,
              Callable 6/15/06 @ 105, GNMA/FNMA/
              FHLMC.............................       1,260
  2,360     Chicago, Single Family Mortgage
              Revenue, AMT, 6.95%, 9/1/28,
              Callable 9/1/07 @ 105, GNMA/FNMA/
              FHLMC.............................       2,634
  2,155     Chicago, Single Family Mortgage
              Revenue, Series 97-A, AMT, 7.25%,
              9/1/28, Callable 9/1/07 @ 105,
              GNMA/FNMA/FHLMC...................       2,415
  3,355     Chicago, Single Family Mortgage
              Revenue, Series A, AMT, 7.00%,
              9/1/27, Callable 3/1/06 @ 105,
              GNMA/FNMA/FHLMC...................       3,703
  8,350     Chicago, Single Family Mortgage
              Revenue, Series A-1, AMT, 6.45%,
              9/1/29, Callable 9/1/08 @ 105,
              GNMA/FNMA/FHLMC...................       9,047
    695     Clay County, Hospital Revenue,
              5.70%, 12/1/18, Callable 12/1/08 @
              102...............................         665
  1,070     Clay County, Hospital Revenue,
              5.90%, 12/1/28, Callable 12/1/08 @
              102...............................       1,028
  2,265     Cook County, High School District
              #200, Oak Park, GO, 0.00%,
              12/1/12, Callable 12/1/11 @
              97.606, FSA.......................       1,099
    480     Danville, Single Family Mortgage
              Revenue Refunding, 7.30%, 11/1/10,
              Callable 11/1/03 @ 102............         507
  2,000     Freeport, Single Family Mortgage
              Revenue, 0.00%, 8/1/10, Callable
              10/1/01 @ 48.962..................         817

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $2,000     Health Facilities Authority,
              Revenue, Victory Health Services,
              Series A, 5.38%, 8/15/16, Callable
              8/15/07 @ 101.....................  $    1,885
    560     Housing Development Authority,
              Residential Mortgage Revenue,
              Series A, AMT, 7.35%, 8/1/10,
              Callable 8/1/01 @ 102.............         583
  4,685     Moline, Mortgage Revenue, Capital
              Appreciation, Sub Series 1, 0.00%,
              5/1/11, Callable 5/1/02 @
              54.023............................       2,043
    650     Quincy, Single Family Mortgage
              Revenue Refunding, 6.88%, 3/1/10,
              Callable 3/1/04 @ 102.............         685
    270     Rock Island, Residential Mortgage
              Revenue Refunding, 7.70%, 9/1/08,
              Callable 9/1/02 @ 102.............         285
  2,225     Winnebago County, School District
              #122, 0.00%, 1/1/12, FSA..........       1,143
                                                  ----------
                                                      54,051
                                                  ----------
Indiana (0.7%):
    420     Elkhart, Multi-Family Housing
              Revenue, AMT, 5.25%, 5/20/18,
              Callable 5/20/08 @ 103, GNMA......         413
  3,500     State Housing Finance Authority,
              Single Family Mortgage Revenue,
              Series A-2, AMT, 6.45%, 7/1/14,
              Callable 7/1/05 @ 102, FHA/VA.....       3,703
    450     State Housing Finance Authority,
              Single Family Mortgage Revenue,
              Series B-2, AMT, 7.80%, 1/1/22,
              Callable 7/1/00 @ 102, GNMA.......         467
  3,130     State Toll Finance Authority, Toll
              Road Revenue, 6.00%, 7/1/15,
              Callable 7/29/99 @ 100............       3,135
                                                  ----------
                                                       7,718
                                                  ----------
Iowa (0.6%):
    435     Davenport, Home Ownership Mortgage
              Revenue Refunding, 7.90%, 3/1/10,
              Callable 9/1/04 @ 102.............         461
    695     Finance Authority, Multi-Family
              Mortgage Revenue, AMT, 7.15%,
              12/1/09, FHA......................         748
  6,380     Finance Authority, Single Family
              Mortgage Revenue, 0.00%, 9/1/16,
              AMBAC.............................         901

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Iowa, continued:
 $  425     Finance Authority, Single Family
              Mortgage Revenue, AMT, 7.90%,
              11/1/22, Callable 11/1/99 @ 102,
              GNMA..............................  $      437
  2,265     Finance Authority, Single Family
              Mortgage Revenue, Mortgage Backed
              Securities Program, Series C,
              6.40%, 7/1/19, Callable 1/1/05 @
              102, GNMA/FNMA....................       2,382
    815     Salix, PCR, Gas & Electric Project,
              5.75%, 6/1/03, Callable 12/1/99 @
              100...............................         821
                                                  ----------
                                                       5,750
                                                  ----------
Kansas (2.3%):
     85     Finney County, Single Family
              Mortgage Revenue, 8.95%, 10/1/09,
              Callable 10/1/99 @ 100, AMBAC.....          85
    520     Ford County, Single Family Mortgage
              Revenue, 7.90%, 8/1/10, Callable
              8/1/02 @ 103, FHA/VA..............         554
  1,400     Johnson County, Single Family
              Mortgage Revenue, 7.10%, 5/1/12,
              Callable 5/1/04 @ 103.............       1,509
    305     Labette County, Single Family
              Mortgage Revenue, Series A, 8.40%,
              12/1/11, Callable 6/1/03 @ 103....         324
    170     Olathe & Labette County, Single
              Family Mortgage Revenue, Series
              A-I, AMT, 8.10%, 8/1/23, Callable
              2/1/05 @ 105, GNMA................         189
  2,505     Olathe County, Multi-Family Housing
              Project, Series A, 5.75%, 7/1/12,
              Callable 7/1/07 @ 101.............       2,567
  1,005     Olathe County, Multi-Family Housing,
              Project B, AMT, 5.80%, 7/1/12,
              Callable 7/1/07 @ 101.............       1,026
  2,400     Reno & Labette County, Single Family
              Mortgage Revenue, Series A, ETM,
              0.00%, 12/1/15, FGIC..............         986
    335     Reno County, Single Family Mortgage
              Revenue, Series B, 8.70%, 9/1/11,
              Callable 9/1/01 @ 103.............         359
  2,260     Sedgwick & Shawnee County, Series
              A-1, AMT, 5.50%, 6/1/29, GNMA.....       2,479
    285     Sedgwick & Shawnee County, Single
              Family Mortgage Revenue, Series B,
              8.05%, 5/1/14, GNMA...............         312

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Kansas, continued:
 $  235     Sedgwick & Shawnee County, Single
              Family Mortgage Revenue, Series
              B-2, 7.80%, 5/1/14, Callable
              11/1/04 @ 103, GNMA...............  $      255
    410     Sedgwick & Shawnee County, Single
              Family Mortgage Revenue, Series
              C-2, 7.80%, 11/1/24, Callable
              11/1/04 @ 105, GNMA...............         453
  6,000     Sedgwick & Shawnee County, Single
              Family Revenue, Series Prog-A1,
              AMT, 5.50%, 12/1/22, Callable
              6/1/08 @ 105, GNMA................       6,539
 24,185     Sedgwick & Shawnee County, Single
              Family Revenue, Series Prog-A1,
              AMT, 0.00%, 12/1/29, Callable
              6/1/08 @ 31.414, GNMA.............       4,286
  1,470     Sedgwick County, Mortgage Loan
              Revenue, Series B, AMT, 7.80%,
              6/1/22, Callable 6/1/00 @ 103,
              AMBAC.............................       1,532
  1,360     Shawnee County, Single Family
              Mortgage Revenue, 0.00%, 10/1/16,
              Callable 10/1/00 @ 20.031, MBIA...         238
    605     Wichita, Single Family Mortgage
              Revenue, Series A, 7.10%, 9/1/09,
              Callable 3/1/03 @ 103.............         635
                                                  ----------
                                                      24,328
                                                  ----------
Kentucky (0.6%):
  2,455     Boone County, Mortgage Revenue,
              Normandy Green, Series B, 5.40%,
              6/20/29, Callable 6/20/09 @ 102,
              GNMA..............................       2,430
    300     Housing Corp. Revenue, Series D,
              AMT, 6.13%, 7/1/22, Callable
              7/1/04 @ 102, FHA/VA..............         307
  1,700     Jefferson County, Multi-Family
              Revenue, 5.65%, 8/20/34, Callable
              8/20/08 @ 102, GNMA...............       1,729
  1,450     Meade County, PCR, Olin Corp.
              Project, 6.00%, 7/1/07, Callable
              7/29/99 @ 100.....................       1,459
                                                  ----------
                                                       5,925
                                                  ----------
Louisiana (3.0%):
    900     Calcasieu Parish, Single Family
              Mortgage Revenue, Series 92 B,
              0.00%, 5/1/13, Callable 11/1/02 @
              48.73.............................         349
  1,390     Greater Baton Rouge Parking
              Authority, Sales & Use Tax, 6.38%,
              7/1/03, Callable 7/29/99 @ 100....       1,392

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $2,000     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B-2, AMT, 6.20%, 12/1/29, Callable
              12/1/07 @ 101, FNMA/GNMA/FHLMC....  $    2,151
  1,895     Housing Finance Agency, Single
              Family Mortgage Revenue, 6.65%,
              6/1/15, Callable 12/1/07 @ 104,
              GNMA/ FNMA........................       2,077
  1,945     Housing Finance Agency, Single
              Family Mortgage Revenue, 5.60%,
              12/1/17, Callable 12/1/07 @ 102,
              GNMA/ FNMA........................       1,957
    540     Housing Finance Agency, Single
              Family Mortgage Revenue, AMT,
              7.80%, 12/1/26, Callable 6/1/05 @
              105, AMBAC........................         600
  2,155     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B-2, AMT, 6.75%, 12/1/28, Callable
              6/1/07 @ 102, GNMA/FNMA...........       2,319
    245     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              D-2, AMT, 8.00%, 6/1/27, Callable
              12/1/06 @ 102, GNMA/FNMA..........         267
    715     Iberia Home Mortgage Authority,
              Single Family Mortgage Revenue
              Refunding, 7.38%, 1/1/11, Callable
              7/1/03 @ 103......................         766
  5,000     New Orleans, GO, 0.00%, 9/1/14,
              AMBAC.............................       2,205
 10,500     Public Facilities Authority,
              Multi-Family Housing Revenue,
              8.00%, 11/1/05, Callable 11/1/99 @
              100...............................      10,501
     47     Public Facilities Authority, Single
              Family Mortgage Revenue, 7.50%,
              10/1/15, Callable 6/1/02 @ 103....          50
    892     Public Facilities Authority, Single
              Family Mortgage Revenue, Series C,
              8.45%, 12/1/12, Callable 10/1/01 @
              103, FHA/VA.......................         937
     47     St. Mary Public Finance Authority,
              Single Family Mortgage Revenue,
              Series A, 7.63%, 3/25/12..........          52
  5,975     St. Tammany Public Trust Financing
              Authority, Revenue, Christwood
              Project, 5.70%, 11/15/18, Callable
              11/15/08 @ 102....................       5,653
                                                  ----------
                                                      31,276
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Maine (0.7%):
 $  810     State Housing Authority, Housing
              Finance Revenue, Series I, AMT,
              0.00%, 11/1/10, Callable 11/1/06 @
              80.207............................  $      442
    535     State Housing Authority, Housing
              Finance Revenue, Series I, AMT,
              0.00%, 11/1/11, Callable 11/1/06 @
              75.346............................         273
  1,750     State Housing Authority, Mortgage
              Revenue, Series C, AMT, 6.10%,
              11/15/16, Callable 11/15/06 @
              102...............................       1,821
  5,000     State Housing Authority, Mortgage
              Revenue, Series D2, AMT, 5.80%,
              11/15/16, Callable 9/1/07 @
              101.50............................       5,135
                                                  ----------
                                                       7,671
                                                  ----------
Maryland (0.4%):
  1,140     Baltimore County, Mortgage Revenue,
              Series A, 0.00%, 9/1/24, Callable
              9/1/07 @ 40.552, FHA..............         272
  1,240     Community Development, Multi-Family
              Housing Revenue, Series E, AMT,
              6.85%, 5/15/25, Callable 5/15/04 @
              102, GNMA/FHA.....................       1,328
  8,095     Prince Georges County Housing
              Authority, Revenue, Foxglenn
              Apartments, Series A, AMT, 0.00%,
              5/20/22, Callable 7/14/99 @
              27.675, GNMA......................       2,230
                                                  ----------
                                                       3,830
                                                  ----------
Massachusetts (1.9%):
  3,370     Boston Industrial Development, North
              End Community, Series A, 6.45%,
              2/1/24, Callable 8/1/07 @ 105,
              FHA...............................       3,596
    390     Boston, Revenue, 5.95%, 10/1/18,
              Callable 10/1/08 @ 105, FHA.......         400
  3,200     Boston, Revenue, 6.13%, 10/1/31,
              Callable 10/1/08 @ 105, FHA.......       3,314
  2,185     Dartmouth, Housing Development
              Corp., Crossroads Apartments,
              Series A, 5.45%, 7/1/24, Callable
              7/1/03 @ 100, MBIA................       2,200
  1,805     State Housing Finance Agency,
              Housing Revenue, Series C, AMT,
              5.45%, 7/1/18, Callable 7/1/07 @
              100, AMBAC........................       1,809
  1,010     State Housing Finance Agency, Single
              Family Mortgage Revenue, AMT,
              7.13%, 6/1/25, Callable 6/1/02 @
              102...............................       1,067

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Massachusetts, continued:
 $1,590     State Industrial Finance Agency,
              Revenue, University Commons,
              6.55%, 8/1/18, Callable 2/1/08 @
              105, FHA..........................  $    1,772
  3,720     State Industrial Finance Agency,
              Revenue, University Commons,
              6.65%, 8/1/38, Callable 2/1/08 @
              105, FHA..........................       4,171
  2,000     State Industrial Pollution Control,
              5.88%, 8/1/08, Callable 8/1/03 @
              102...............................       2,026
                                                  ----------
                                                      20,355
                                                  ----------
Michigan (1.5%):
  6,000     Detroit Development, Series A,
              5.38%, 5/1/18, Callable 5/1/07 @
              101.50............................       5,881
  7,210     Dickinson County, Economic
              Development Corp., Solid Waste
              Disposal Revenue, 6.55%, 3/1/07,
              Callable 7/29/00 @ 102............       7,520
  1,000     State Building, Series I, 5.10%,
              10/1/07, Callable 10/1/03 @ 102,
              AMBAC.............................       1,016
  1,340     State Housing Development Authority,
              Home Improvement Revenue, Series
              B, AMT, 7.65%, 12/1/12, Callable
              12/1/99 @ 102, FHA/VA.............       1,375
                                                  ----------
                                                      15,792
                                                  ----------
Minnesota (0.1%):
  2,950     Minneapolis, Mortgage Revenue,
              0.00%, 10/1/12, Callable 10/1/05 @
              100...............................       1,279
                                                  ----------
Mississippi (1.6%):
  1,000     Higher Education Assistance Corp.,
              Student Loan Revenue, AMT, 6.60%,
              1/1/05, Callable 7/1/02 @ 102,
              GSL...............................       1,050
  1,440     Higher Education Assistance Corp.,
              Student Loan Revenue, Series 92-C,
              AMT, 6.50%, 7/1/04, Callable
              7/1/02 @ 102, GSL.................       1,532
    710     Higher Education Assistance Corp.,
              Student Loan Revenue, Series C,
              AMT, 6.05%, 9/1/07, Callable
              9/1/02 @ 102, GSL.................         728
  3,705     Home Corp., Single Family Mortgage
              Revenue, Class 7, Series B, AMT,
              5.25%, 6/1/30, Callable 6/1/08 @
              105, FNMA/GNMA....................       3,856
    855     Home Corp., Single Family Mortgage
              Revenue, AMT, 7.10%, 12/1/10,
              Callable 12/1/04 @ 103, GNMA......         873

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Mississippi, continued:
 $2,380     Home Corp., Single Family Mortgage
              Revenue, Class 6, Series A, AMT,
              5.25%, 6/1/31, Callable 6/1/09 @
              105, FNMA/GNMA....................  $    2,548
  1,625     Home Corp., Single Family Mortgage
              Revenue, Series B, AMT, 7.90%,
              3/1/25, Callable 3/1/05 @ 106,
              GNMA..............................       1,802
  1,985     Home Corp., Single Family Mortgage
              Revenue, Series F, AMT, 7.55%,
              12/1/27, Callable 12/1/06 @ 105,
              FNMA/GNMA.........................       2,234
    925     Housing Finance Corp., Single Family
              Mortgage Revenue, AMT, 8.25%,
              10/15/18, Callable 10/15/99 @ 102,
              FGIC..............................         950
  1,000     Jackson, Housing Authority, Multi-
              Family Housing Revenue, The
              Woodlands, Series A, AMT, 5.30%,
              4/1/19, Callable 4/1/09 @ 101,
              FSA...............................         982
                                                  ----------
                                                      16,555
                                                  ----------
Missouri (2.8%):
    585     Grandview, Industrial Development
              Authority, Multi-Family Housing
              Revenue, 9.25%, 5/15/08, Callable
              5/15/04 @ 103.....................         583
  1,000     Jefferson City, School District,
              Series A, 6.70%, 3/1/11...........       1,150
  1,750     Kansas City, Industrial Development
              Authority, Multi-Family Housing
              Revenue, AMT, 6.25%, 4/1/30,
              Callable 4/1/08 @ 102.............       1,743
  3,080     Kansas City, Industrial Development
              Authority, Multi-Family Housing
              Revenue, Series A, AMT, 5.60%,
              9/20/23, Callable 3/20/06 @ 101,
              GNMA..............................       3,101
  5,000     St. Charles County, Industrial
              Development Authority,
              Multi-Family Housing Revenue,
              5.00%, 2/1/29, Callable 2/1/07 @
              101...............................       4,932
  1,500     St. Charles County, Industrial
              Development Authority,
              Multi-Family Housing Revenue, AMT,
              5.60%, 4/1/30, Callable 4/1/08 @
              102, FSA..........................       1,513
  1,500     St. Louis County, Industrial
              Development Authority,
              Multi-Family Revenue, 5.35%,
              7/1/18, Callable 1/1/08 @ 100,
              FNMA..............................       1,501

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Missouri, continued:
 $1,135     State Housing Development, Common
              Mortgage Revenue, Single Family,
              AMT, 7.38%, 8/1/23, Callable
              2/1/01 @ 102, GNMA................  $    1,183
  3,410     State Housing Development, Common
              Mortgage Revenue, Single Family,
              AMT, 7.25%, 9/1/26, Callable
              3/1/06 @ 105, GNMA................       3,796
  1,670     State Housing Development, Common
              Mortgage Revenue, Single Family,
              Series A, AMT, 7.20%, 9/1/26,
              Callable 9/1/06 @ 105,
              GNMA/FNMA.........................       1,810
  1,680     State Housing Development, Common
              Mortgage Revenue, Single Family,
              Series D, AMT, 7.10%, 9/1/27,
              Callable 1/1/07 @ 102,
              GNMA/FNMA.........................       1,788
  1,320     State Housing Development, Community
              Mortgage Single Family, Revenue,
              Series D-2, AMT, 6.30%, 3/1/29,
              Callable 9/1/08 @ 105,
              FNMA/GNMA.........................       1,428
  5,000     State Housing Development, Community
              Revenue, AMT, 0.00%, 3/1/29,
              Callable 9/1/08 @ 32.88,
              FNMA/GNMA.........................         914
  2,750     State Housing Development, Multi-
              Family Mortgage Revenue, AMT,
              5.30%, 12/1/18, Callable 6/1/08 @
              100, MBIA.........................       2,720
  1,080     State Housing Development, Single
              Family Mortgage Revenue, Series
              B-2, AMT, 6.40%, 3/1/29, Callable
              3/1/08 @ 105, GNMA/FNMA...........       1,168
                                                  ----------
                                                      29,330
                                                  ----------
Montana (0.4%):
  1,523     Greenwood Plaza Housing, Inc.,
              10.43%, 1/1/22, Callable 1/1/00 @
              101.50, FHA.......................       1,563
  2,500     State Higher Education Student
              Assistance Revenue, AMT, 5.50%,
              12/1/31, Callable 12/1/08 @ 101...       2,443
                                                  ----------
                                                       4,006
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Nebraska (0.0%):
 $   60     Finance Authority, Single Family
              Mortgage Revenue, 0.00%, 12/15/13,
              FHA...............................  $       14
    185     Finance Authority, Single Family
              Mortgage Revenue, AMT, 6.35%,
              3/15/06, Callable 9/15/02 @ 102,
              GNMA..............................         192
                                                  ----------
                                                         206
                                                  ----------
Nevada (1.6%):
  1,825     Housing Division, Issue C, AMT,
              6.35%, 10/1/13, Callable 4/1/05 @
              102,
              FHA/VA............................       1,922
  1,425     Housing Division, Single Family
              Mortgage Revenue, Series C, AMT,
              6.60%, 4/1/14, Callable 4/1/06 @
              102, FHA/VA.......................       1,501
    430     Housing Division, Single Family
              Program, Series B-1, 6.20%,
              10/1/15, Callable 4/1/04 @ 102....         447
    810     Housing Division, Single Family
              Program, Series B-2, AMT, 7.90%,
              10/1/21, Callable 4/1/00 @ 102,
              FHA/VA............................         834
    875     Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              Sub B-1, AMT, 6.00%, 4/1/10,
              Callable 4/1/07 @ 102.............         912
 10,000     Washoe County, Water Facilities
              Revenue, Sierra Pacific Power,
              AMT, 6.65%, 6/1/17, Callable
              12/1/02 @ 102, MBIA...............      10,759
                                                  ----------
                                                      16,375
                                                  ----------
New Hampshire (0.7%):
  7,000     Higher Educational & Health
              Facilities, 6.13%, 10/1/13,
              Callable 10/1/03 @ 102............       7,126
                                                  ----------
New Jersey (0.1%):
    935     State Housing & Mortgage Finance
              Agency, Revenue, 7.38%, 10/1/17,
              Callable 10/1/99 @ 102, MBIA......         959
                                                  ----------
New Mexico (2.8%):
  1,000     Bernalillo County, Multi-Family
              Housing Revenue, AMT, 5.15%,
              10/1/18, Callable 10/1/08 @ 100,
              FSA...............................         977
  1,000     Educational Assistance Foundation,
              Student Loan Program, AMT, 6.20%,
              11/1/08, Callable 11/01/06 @ 102,
              GSL...............................       1,051

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
New Mexico, continued:
 $  600     Educational Assistance Foundation,
              Student Loan Program, AMT, 6.30%,
              11/1/09, Callable 11/1/06 @ 102,
              GSL...............................  $      637
    405     Hobbs, Single Family Mortgage
              Revenue Refunding, 8.75%, 7/1/11,
              Callable 7/1/02 @ 103.............         442
    135     Las Cruces, Housing Development
              Corp., Multi-Family Mortgage
              Revenue, 9.00%, 10/1/03...........         138
  1,140     Las Cruces, Housing Development
              Corp., Multi-Family Mortgage
              Revenue, 6.40%, 10/1/19, Callable
              4/1/02 @ 102......................       1,188
    320     Mortgage Finance Authority, Single
              Family Mortgage Refunding, Series
              A-2, 6.85%, 7/1/12, Callable
              7/1/02 @ 102......................         336
  1,375     Mortgage Finance Authority, Single
              Family Mortgage Refunding, Series
              A-2, 6.90%, 7/1/24, Callable
              7/1/02 @ 102......................       1,444
  1,000     Mortgage Finance Authority, Single
              Family Mortgage Revenue, 5.05%,
              9/1/17, Callable 9/1/08 @ 102,
              FNMA/GNMA.........................         946
  2,790     Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              A-2, AMT, 6.00%, 1/1/29, Callable
              1/1/08 @ 102, FNMA/GNMA/FHLMC.....       2,968
  1,375     Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              A-2, AMT, 4.60%, 9/1/29, Callable
              9/1/08 @ 102, FNMA/GNMA...........       1,371
  2,000     Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              A-3, 5.10%, 9/1/28, Callable
              9/1/08 @ 102, FNMA/GNMA...........       1,852
  4,220     Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              B-2, AMT, 6.25%, 3/1/30, Callable
              9/1/08 @ 102.50,
              FNMA/GNMA/FHLMC...................       4,592
  1,000     Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              G-3, 5.20%, 7/1/17, Callable
              7/1/07 @ 102, FNMA/GNMA/FHLMC.....         975
  2,000     Mortgage Finance Authority, Single
              Family Mortgage, Series B-3, GO,
              5.15%, 9/1/28, Callable 9/1/08 @
              101, FNMA/GNMA/FHLMC..............       1,893

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
New Mexico, continued:
 $1,000     Mortgage Finance Authority, Single
              Family Revenue, AMT, 6.05%,
              7/1/16, Callable 7/1/07 @ 102,
              FNMA/ GNMA/FHLMC..................  $    1,043
    610     Mortgage Finance Authority, Single
              Family Revenue, Series 95, AMT,
              6.45%, 7/1/25, Callable 1/1/06 @
              102, GNMA.........................         634
  2,535     Sandoval County, Multi-Family
              Revenue, AMT, 5.20%, 11/1/19,
              Callable 5/1/09 @ 100, FSA........       2,470
  2,105     Santa Fe Civic Housing Authority
              Inc., Multi-Family Revenue, AMT,
              5.35%, 8/1/19, Callable 8/1/08 @
              100, FSA..........................       2,097
  2,055     Santa Fe Civic Housing Authority
              Inc., Multi-Family Revenue, AMT,
              5.45%, 8/1/24, Callable 8/1/08 @
              100, FSA..........................       2,047
                                                  ----------
                                                      29,101
                                                  ----------
New York (1.0%):
  2,300     New York City, Industrial
              Development Agency, Revenue, Japan
              Airlines, AMT, 6.00%, 11/1/15,
              Callable 11/1/04 @ 102, FHA.......       2,401
  4,600     New York, GO, 7.00%, 8/1/07,
              Callable 8/1/06 @ 101.50..........       5,188
  3,000     New York, GO, Series A, 5.25%,
              8/1/10, Callable 8/1/07 @ 101.....       3,010
                                                  ----------
                                                      10,599
                                                  ----------
North Carolina (0.5%):
  2,155     Eastern Municipal Power Agency,
              Revenue, Series A, 6.00%, 1/1/26,
              Callable 7/29/99 @ 100............       2,128
  2,000     Haywood County, Industrial
              Facilities & Pollution, AMT,
              6.25%, 9/1/25, Callable 9/1/05 @
              102...............................       2,082
    295     Municipal Power Agency #1, Catawba
              Electric Revenue, 6.00%, 1/1/20,
              Callable 7/29/99 @ 100, MBIA......         296
    430     Municipal Power Agency #1, Catawba
              Electric Revenue, Series B, 6.00%,
              1/1/20, Callable 7/29/99 @ 100....         430
                                                  ----------
                                                       4,936
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
North Dakota (0.4%):
 $1,510     State Housing Finance Agency,
              Housing Finance Program Revenue,
              Series A, AMT, 6.00%, 7/1/17,
              Callable 1/1/07 @ 102.............  $    1,572
    275     State Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              95A, AMT, 7.40%, 7/1/15, Callable
              1/1/05 @ 102......................         291
    730     State Housing Finance Agency, Single
              Family Mortgage Revenue, Series A,
              AMT, 8.38%, 7/1/21, Callable
              7/29/99 @ 103, FHA................         753
  1,280     State Municipal Financing Project
              Series H, 5.13%, 6/1/17, Callable
              6/1/07 @ 100, FSA.................       1,245
    300     Student Loan, Series D, AMT, 6.15%,
              7/1/09, Callable 7/1/06 @ 100,
              AMBAC.............................         315
                                                  ----------
                                                       4,176
                                                  ----------
Ohio (5.1%):
  4,500     Akron, Municipal Baseball Stadium,
              0.00%, 12/1/16, Callable 12/1/06 @
              102...............................       4,319
     75     Capital Corp., Multi-Family Housing
              Revenue, 7.45%, 11/1/03, Callable
              7/29/99 @ 104, FNMA...............          78
    825     Cleveland, Non Tax Stadium Revenue,
              Series A, 0.00%, 12/1/07, Callable
              6/11/07 @ 97.356, AMBAC...........         503
    820     Cleveland, Non Tax Stadium Revenue,
              Series A, 0.00%, 12/1/10, Callable
              6/11/07 @ 82.132, AMBAC...........         412
    820     Cleveland, Non Tax Stadium Revenue,
              Series A, 0.00%, 12/1/13, Callable
              6/11/07 @ 69.287, AMBAC...........         345
    820     Cleveland, Non Tax Stadium Revenue,
              Series A, 0.00%, 12/1/16, Callable
              6/11/07 @ 58.451, AMBAC...........         292
    820     Cleveland, Non Tax Stadium Revenue,
              Series A, 0.00%, 12/1/19, Callable
              6/11/07 @ 49.31, AMBAC............         247
    810     Cleveland, Non Tax Stadium Revenue,
              Series B, 0.00%, 12/1/08, Callable
              6/11/07 @ 91.992, AMBAC...........         461
    815     Cleveland, Non Tax Stadium Revenue,
              Series B, 0.00%, 12/1/11, Callable
              6/11/07 @ 77.605, AMBAC...........         387

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $  815     Cleveland, Non Tax Stadium Revenue,
              Series B, 0.00%, 12/1/14, Callable
              6/11/07 @ 65.469, AMBAC...........  $      325
    815     Cleveland, Non Tax Stadium Revenue,
              Series B, 0.00%, 12/1/17, Callable
              6/11/07 @ 55.23, AMBAC............         275
    810     Cleveland, Non Tax Stadium Revenue,
              Series B, 0.00%, 12/1/20, Callable
              6/11/07 @ 46.592, AMBAC...........         230
  1,000     Dayton, Special Facilities Revenue,
              Emery Air Freight Corp., 6.05%,
              10/1/09...........................       1,049
    650     East Liverpool, Hospital Authority,
              Series 91B, 8.13%, 10/1/11,
              Callable 10/1/01 @ 102............         694
  1,600     Forest Hills, Local School District,
              GO, 6.25%, 12/1/20, Callable
              12/1/06 @ 102, MBIA...............       1,733
  2,435     Franklin County, Mortgage Revenue,
              AMT, 5.80%, 12/20/28, Callable
              12/20/08 @ 105, GNMA..............       2,532
    215     Franklin County, Multi-Family
              Revenue, 3.80%, 11/1/03...........         213
    265     Franklin County, Multi-Family
              Revenue, 4.30%, 11/1/08...........         260
    585     Franklin County, Multi-Family
              Revenue, 4.70%, 11/1/13, Callable
              11/1/09 @ 102.....................         569
  7,565     Franklin County, Multi-Family
              Revenue, 5.25%, 11/1/40, Callable
              11/1/09 @ 102.....................       7,305
  2,470     Franklin County, Multi-Family
              Revenue, AMT, 6.40%, 11/1/35,
              Callable 11/1/08 @ 102............       2,402
  2,310     Housing Finance Agency, Mortgage
              Revenue, AMT, 6.375%, 3/1/25,
              Callable 9/1/04 @ 102, GNMA.......       2,435
  3,000     Housing Finance Agency, Mortgage
              Revenue, Series B, AMT, 4.65%,
              9/1/20, Callable 9/1/08 @ 101,
              GNMA..............................       2,995
  1,255     Housing Finance Agency, Single
              Family Mortgage Revenue, Series D,
              7.00%, 9/1/11, Callable 9/1/01 @
              102, GNMA.........................       1,314
    785     Housing Finance Agency, Single
              Family Mortgage Revenue, Series D,
              7.05%, 9/1/16, Callable 9/1/01 @
              102, GNMA.........................         821

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $3,030     Kent, Multi-Family Revenue, Silver
              Meadows, AMT, 7.30%, 12/20/36,
              Callable 6/20/06 @ 105, GNMA......  $    3,402
  2,430     Lucas County, Multi-Family Revenue,
              5.20%, 11/1/18, Callable 11/1/08 @
              102, LOC: Keybank.................       2,381
  5,250     Mahoning District Water Revenue,
              7.75%, 5/15/14, Callable 5/15/04 @
              102...............................       5,729
  1,000     Montgomery County, Hospital Revenue,
              5.60%, 12/1/11, Callable 12/1/07 @
              102...............................         971
  2,500     State Educational Loan Revenue,
              Series A-1, AMT, 5.55%, 12/1/11,
              Callable 6/1/07 @ 102, AMBAC......       2,548
  3,415     Water Development Authority, Solid
              Waste Disposal Revenue, AMT, 6.45%
              9/1/20, Callable 9/1/05 @ 102.....       3,630
  1,200     Westlake, City School District, GO,
              5.90%, 12/1/16, Callable 12/1/06 @
              102...............................       1,255
  1,000     Wyoming, City School District, GO,
              5.25%, 12/1/22, Callable 12/1/08 @
              102...............................         954
                                                  ----------
                                                      53,066
                                                  ----------
Oklahoma (1.8%):
  3,548     Canadian County Partners Trust,
              5.10%, 8/1/23.....................       3,514
  1,000     Development Finance Authority,
              5.45%, 7/1/10, Callable 7/1/05 @
              101, FSA..........................       1,029
  4,285     Grand River Dam Authority, Revenue,
              5.00%, 6/1/12, Callable 7/29/99 @
              100...............................       4,232
  5,000     Housing Finance Agency, Revenue,
              0.00%, 3/1/29, Callable 9/1/08 @
              34.046............................         930
 16,105     Housing Finance Agency, Single
              Family Mortgage Revenue, Capital
              Appreciation Homeowner B-1, 0.00%,
              3/1/29, Callable 9/1/08 @
              33.373............................       2,987
  2,730     Housing Finance Agency, Single
              Family Mortgage Revenue, AMT,
              7.05%, 9/1/26, Callable 9/1/06 @
              105, GNMA.........................       3,018
  2,600     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B-2A, AMT, 7.63%, 9/1/26, Callable
              3/1/06 @ 105......................       2,872
    500     Tulsa Metropolitan Water, Series A,
              5.50%, 11/1/03....................         519
                                                  ----------
                                                      19,101
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Oregon (1.0%):
 $  720     Eugene, Trojan Nuclear Project
              Revenue, 5.90%, 9/1/09, Callable
              7/29/99 @ 100.....................  $      737
  2,170     Marion County, Housing Authority,
              Revenue, Elliott Residence, AMT,
              7.50%, 10/20/37, Callable 10/20/06
              @ 105, GNMA.......................       2,511
  1,545     Portland, Housing Authority, Multi-
              Family Housing Revenue, AMT,
              6.13%, 5/1/17, Callable 5/1/07 @
              100...............................       1,606
  1,020     State Housing & Community Services,
              Single Family Mortgage Revenue,
              Series 92G, AMT, 6.80%, 7/1/27,
              Callable 11/18/02 @ 102...........       1,067
  4,700     State Housing & Community Services,
              Single Family Mortgage Revenue,
              Series A, AMT, 6.20%, 7/1/27,
              Callable 7/1/07 @ 102.............       4,943
                                                  ----------
                                                      10,864
                                                  ----------
Pennsylvania (1.1%):
  1,225     Allegheny County, Residential
              Finance Authority, Multi-Family
              Revenue, Green Meadows A, AMT,
              5.13%, 10/20/18, Callable 4/20/09
              @ 102, FHA........................       1,186
  1,115     Allegheny County, Residential
              Finance Authority, Multi-Family
              Revenue, Landmark Project, Series
              A, 5.10%, 1/20/19, Callable
              1/20/08 @ 102, GNMA...............       1,091
  1,680     Allegheny County, Residential
              Finance Authority, Multi-Family
              Revenue, Green Meadows A, AMT,
              5.13%, 10/20/23, Callable 4/20/09
              @ 102, FHA........................       1,598
  1,280     Housing & Finance Agency, Single
              Family Mortgage, AMT, 6.75%,
              10/1/08...........................       1,462
  2,330     Northeastern Hospital Revenue,
              5.00%, 10/1/18, Callable 10/1/08 @
              100, MBIA.........................       2,185
    825     Philadelphia Gas Works, 14th Series,
              6.38%, 7/1/14, Prerefunded 7/1/03
              @ 102.............................         895
  1,725     Philadelphia Gas Works, 14th Series,
              6.38%, 7/1/14, Prerefunded 7/1/03
              @ 102.............................       1,839

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Pennsylvania, continued:
 $  705     Pittsburgh, Urban Redevelopment
              Authority, Mortgage Revenue,
              Sidney Square, Project A, AMT,
              6.10%, 9/1/10, Callable 9/1/06 @
              102, GNMA.........................  $      747
  1,515     Shaler Area School District, Series
              B, GO, 0.00%, 11/15/11, FGIC......         792
                                                  ----------
                                                      11,795
                                                  ----------
Rhode Island (0.3%):
  2,630     Housing & Mortgage Financial Corp.,
              Home Ownership Opportunity, AMT,
              6.15%, 4/1/17, Callable 10/1/06 @
              102...............................       2,749
    500     Housing & Mortgage Financial Corp.,
              Home Ownership Opportunity, Series
              15-B, 6.00%, 10/1/04, Callable
              4/1/04 @ 102, MBIA................         525
    130     Housing & Mortgage Financial Corp.,
              Home Ownership Opportunity, Series
              C-1, AMT, 6.80%, 10/1/23, Callable
              10/1/01 @ 102.....................         131
                                                  ----------
                                                       3,405
                                                  ----------
South Carolina (1.8%):
  2,080     Jobs, Economic Development
              Authority, Revenue, 5.00%,
              11/1/23, Callable 5/1/08 @ 101,
              AMBAC.............................       1,935
  1,265     Piedmont, Municipal Power Agency,
              Electric Revenue Refunding, Series
              A, 6.60%, 1/1/21, Callable 7/29/99
              @ 100.............................       1,267
  2,950     Piedmont, Municipal Power Agency,
              Electric Revenue, Series A, 6.55%,
              1/1/16, Callable 7/29/99 @ 100....       2,956
  8,125     Piedmont, Municipal Power Agency,
              Electric Revenue, Series A, 5.75%,
              1/1/24, Callable 7/29/99 @ 100....       7,823
  1,000     Resource Authority, Local Government
              Program Revenue, Series A, 7.25%,
              6/1/20, Callable 6/1/00 @ 102.....       1,038
  1,545     Spartanburg, Sanitation and Sewer
              District, Sewer System Revenue,
              Series B, 0.00%, 3/01/16, Callable
              3/1/09 @ 70.933, MBIA.............         622
  2,850     Spartanburg, Waterworks Revenue,
              5.25%, 6/1/23, Callable 6/1/14 @
              100, FGIC.........................       2,765
                                                  ----------
                                                      18,406
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
South Dakota (0.6%):
 $4,750     Education Loans Incorporated,
              Student Loan Revenue, AMT, 5.60%,
              6/1/20, Callable 6/1/08 @ 102,
              GSL...............................  $    4,615
    400     Housing Development Authority,
              Homeowner Mortgage, Series D1,
              AMT, 6.80%, 5/1/12, Callable
              5/1/03 @ 102......................         424
  1,365     Housing Development Authority,
              Revenue, AMT, 5.40%, 5/1/20,
              Callable 5/1/08 @ 102.............       1,341
                                                  ----------
                                                       6,380
                                                  ----------
Tennessee (0.7%):
    910     Bristol, Multi-Family Home Revenue,
              Shelby Heights Project, Series 97,
              6.10%, 3/1/12, Callable 3/1/07 @
              101...............................         957
  2,000     Housing Development Agency,
              Homeownership Program, AMT, 7.38%,
              7/1/23, Callable 7/1/01 @ 102.....       2,054
    665     La Follette, Housing Development
              Corp., Mortgage Revenue Refunding,
              Series A, 6.25%, 1/1/16, Callable
              7/1/05 @ 102, MBIA................         708
    380     La Follette, Housing Development
              Corp., Mortgage Revenue Refunding,
              Series A, 6.37%, 1/1/20, Callable
              7/1/05 @ 102, MBIA................         406
  1,264     Memphis, Health, Educational &
              Housing Revenue Refunding, 7.37%,
              1/20/27, Callable 1/20/02 @ 103,
              GNMA..............................       1,366
  2,000     Shelby County, Health, Educational,
              & Housing Facilities Board,
              Multi-Family Housing Revenue,
              6.00%, 7/1/28, Callable 7/1/07 @
              102...............................       2,062
                                                  ----------
                                                       7,553
                                                  ----------
Texas (8.2%):
  1,165     Beaumont, Housing Finance Corp.,
              Single Family Mortgage Revenue
              Refunding, 9.20%, 3/1/12, Callable
              9/1/01 @ 103......................       1,271
  1,765     Bexar County, Housing Finance Corp.,
              Residential Revenue, GO, 0.00%,
              3/1/15, Callable 9/1/03 @
              49.358............................         648
  2,500     Central Housing Finance Corp.,
              Single Family Mortgage Revenue,
              Series A, ETM, 0.00%, 9/1/16......         980

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $3,735     Dallas -- Fort Worth, Regulation
              Airport Revenue, 6.10%, 11/1/07,
              Callable 7/29/99 @ 100............  $    3,742
  1,870     Dallas County, Housing Finance
              Corp., Single Family Mortgage
              Revenue, 0.00%, 1/1/17, FGIC......         336
    440     El Paso, Housing Finance Corp.,
              Single Family Mortgage Revenue
              Refunding, Series A, 8.75%,
              10/1/11, Callable 4/1/01 @ 103,
              FHA/VA............................         473
  4,000     El Paso, Independent School
              District, GO, 0.00%, 8/15/12,
              Callable 8/15/08 @ 80.49..........       1,942
  2,300     El Paso, Independent School
              District, GO, 0.00%, 8/15/13,
              Callable 8/15/08 @ 75.962.........       1,050
  2,490     Fort Worth, Housing Finance Corp.,
              Home Mortgage Revenue Refunding,
              Series A, 8.50%, 10/1/11, Callable
              10/1/01 @ 103.....................       2,641
  1,060     Galveston, Property Finance
              Authority, Single Family Mortgage
              Revenue Refunding, Series A,
              8.50%, 9/1/11, Callable 9/1/01 @
              103...............................       1,128
  3,345     Harris County, Sports Authority,
              Special Revenue, 0.00%, 11/15/11,
              Callable 11/15/08 @ 85.801........       1,717
  4,950     Harris County, Sports Authority,
              Special Revenue, 0.00%,
              11/15/14..........................       2,111
  2,365     Houston, Housing Financial Corp.,
              Single Family Mortgage Revenue
              Refunding, Series B-2, 0.00%,
              6/1/14, Callable 12/1/06 @ 58.....         758
  2,500     Houston, Single Family Mortgage
              Revenue, Series B-1, 8.00%,
              6/1/14, Callable 12/1/06 @ 102....       2,589
    530     Laredo, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              AMT, 6.20%, 10/1/19, Callable
              4/1/04 @ 103, FNMA/GNMA...........         545
  5,000     Lewisville, Combination Contract
              Revenue, 5.80%, 9/1/25, Callable
              9/1/13 @ 100, ACA.................       5,026
  1,560     Lewisville, Housing Finance, Multi-
              Family Mortgage Revenue, AMT,
              5.50%, 6/1/17, Callable 12/1/07 @
              100, FSA..........................       1,561

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $  500     Lewisville, Independent School
              District, GO, 5.25%, 8/15/06,
              Callable 8/15/04 @ 100, PSFG......  $      511
    825     Lufkin, Health Facilities
              Development Corp., Health Systems
              Revenue Refunding, 6.50%,
              2/15/06...........................         868
  5,000     Matagorda County, Port Of Bay City
              Authority, AMT, 6.50%, 5/1/26,
              Callable 5/1/06 @ 102.............       5,365
  1,045     Municipal Power Agency, 0.00%,
              9/1/08............................         659
  2,860     North Central Housing Financial
              Corp., Housing Revenue, Heather
              Lane Apartments, Series A, AMT,
              5.20%, 5/15/19, Callable 5/15/09 @
              100, FSA..........................       2,787
  3,160     North Central Housing Financial
              Corp., Housing Revenue, Heather
              Lane Apartments, Series A, AMT,
              5.15%, 5/15/25, Callable 5/15/09 @
              100, FSA..........................       3,068
 10,000     Nueces County, Port Corpus Christi
              Authority, PCR, AMT, 6.88%,
              4/1/17, Callable 4/1/02 @ 102.....      10,709
  8,100     Red River Authority, PCR, AMT,
              6.88%, 4/1/17, Callable 4/1/02 @
              102...............................       8,674
  8,630     Richardson, Independent School
              District, Series A, GO, 0.00%,
              2/15/06...........................       6,267
  4,580     Richardson, Independent School
              District, Series A, GO, 0.00%,
              2/15/07...........................       3,145
  6,060     Rockwall, Independent School
              District, GO, 0.00%, 8/15/16,
              Callable 8/15/09 @ 68.726, PSFG...       2,322
  2,000     Rockwall, Independent School
              District, GO, 0.00%, 8/15/17,
              Callable 8/15/09 @ 64.888, PSFG...         723
  1,500     San Antonio, Hotel Occupancy
              Revenue, 5.30%, 8/15/08, Callable
              8/15/06 @ 102, FGIC...............       1,538
  2,000     San Antonio, Hotel Occupancy
              Revenue, 0.00%, 8/15/17, FGIC.....         740
  1,555     Southeast Housing Finance Corp.,
              Residential Revenue, Series A,
              ETM, 0.00%, 11/1/14, Callable
              5/1/05 @ 56.094...................         642
  2,755     State Department of Housing &
              Community Affairs, AMT, Multi-
              Family Revenue, 5.55%, 12/1/24,
              Callable 12/1/08 @ 102, FNMA......       2,787

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $1,500     State Department of Housing &
              Community Affairs, Multi-Family
              Housing Revenue, Series A, 6.30%,
              1/1/16, Callable 1/1/07 @ 102.....  $    1,592
    510     State Department of Housing &
              Community Affairs, Multi-Family
              Revenue, Series A, 5.90%,
              7/1/06............................         524
  7,090     State Department of Housing &
              Community Affairs, Single Family
              Revenue Refunding, Series A,
              0.00%, 3/1/15, Callable 9/1/04 @
              49.53.............................       2,355
    290     State Veterans Housing Assistance,
              GO, AMT, 6.05%, 12/1/12, Callable
              12/1/02 @ 102.....................         296
     15     Travis County, Housing Finance
              Corp., Single Family Mortgage
              Revenue Refunding, Series A,
              6.25%, 4/1/19, Callable 4/1/04 @
              103, FNMA/GNMA....................          16
    665     Winter Garden Housing Finance Corp.,
              Single Family Mortgage Revenue,
              AMT, 6.20%, 10/1/19, Callable
              4/1/04 @ 103, FNMA/GNMA...........         682
                                                  ----------
                                                      84,788
                                                  ----------
Utah (0.7%):
  3,270     Salt Lake County, Housing Authority,
              Multi-Family Revenue, AMT, 6.38%,
              11/1/33, Callable 11/1/06 @ 102,
              FHA...............................       3,443
    950     State Housing Finance Agency, Single
              Family Mortgage, AMT, 5.95%,
              7/1/09, Callable 1/1/07 @ 102,
              FHA/VA............................         976
  1,040     State Housing Finance Agency, Single
              Family Mortgage, AMT, 6.25%,
              7/1/14, Callable 1/1/07 @ 102,
              FHA/VA............................       1,089
  2,015     State Housing Finance Agency, Single
              Family Mortgage, Issue A-1, 6.00%,
              7/1/14, Callable 1/1/07 @ 102,
              FHA...............................       2,099
                                                  ----------
                                                       7,607
                                                  ----------
Vermont (0.6%):
  3,320     Housing Finance Agency, Home
              Management Revenue, Series A,
              7.85%, 12/1/29, Callable 7/29/99 @
              102, FHA/VA.......................       3,392
  3,055     Housing Finance Agency, Single
              Family Revenue, AMT, 7.30%,
              5/1/25, Callable 11/1/01 @ 102....       3,100
                                                  ----------
                                                       6,492
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Virginia (1.2%):
 $1,065     Alexandria, Redevelopment & Housing
              Authority, Multi-Family Revenue,
              5.45%, 7/1/18, Callable 1/1/06 @
              102...............................  $    1,032
  1,170     Arlington County, Industrial
              Development Authority, Mortgage
              Revenue, Whitefield, Series A,
              5.50%, 7/1/25, Callable 7/1/00 @
              100, MBIA.........................       1,167
  5,500     Fairfax County, Water Authority,
              Revenue, 6.00%, 4/1/22, Callable
              4/1/07 @ 102......................       5,865
    500     State Housing Development, Series H,
              5.60%, 11/1/06, Callable 5/1/05 @
              102...............................         520
  3,690     Suffolk, Redevelopment & Housing
              Authority, Multi-Family Housing
              Revenue, Oxford Project, 6.10%,
              4/1/26, Callable 10/1/08 @ 101....       3,637
    705     Virginia Beach Development
              Authority, Multi-Family Housing
              Revenue, 2nd Mortgage, Series B,
              8.75%, 1/15/09, Callable 1/15/00 @
              100...............................         706
                                                  ----------
                                                      12,927
                                                  ----------
Washington (4.7%):
  3,000     Chelan Public Utilities, Series D,
              AMT, 6.35%, 7/1/28, Callable
              7/1/07 @ 102, MBIA................       3,214
  1,040     Housing Finance Community, NonProfit
              Housing Revenue, Presbyterian
              Ministries, Series A, 5.30%,
              1/1/19, Callable 1/1/09 @ 102,
              ACA...............................       1,015
  4,250     Housing Finance Community, NonProfit
              Housing Revenue, Presbyterian
              Ministries, Series A, 5.45%,
              1/1/29, Callable 1/1/09 @ 102,
              ACA...............................       4,129
  2,530     King County, Housing Authority,
              Revenue, AMT, 5.50%, 10/1/29,
              Callable 10/1/09 @ 100, ACA.......       2,500
    670     King County, Housing Authority,
              Rural Preservation Project, AMT,
              5.60%, 1/1/18, Callable 1/1/08 @
              100...............................         663
    800     King County, Housing Authority,
              Rural Preservation Project, AMT,
              5.75%, 1/1/28, Callable 1/1/08 @
              100...............................         790
  5,265     Pierce County, Housing Authority,
              Revenue, 5.65%, 12/1/18, Callable
              12/1/08 @ 100, ACA................       5,326
  6,970     Pierce County, Housing Authority,
              Revenue, 5.80%, 12/1/23, Callable
              12/1/08 @ 100, ACA................       7,076

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
 $4,675     Seattle, Housing Authority, Low
              Income Housing Assistance Revenue,
              Brighton Place Apartments, 6.65%,
              7/20/29, Callable 7/20/09 @ 105...  $    5,170
  2,390     Spokane, Housing Authority, Revenue,
              Cheney Care Center, Series A,
              6.35%, 8/20/39, Callable 5/20/09 @
              105, GNMA.........................       2,580
    985     Spokane, Housing Authority, Revenue,
              Valley 206 Apartments, Junior Lien
              B, 5.75%, 4/1/28, LOC: Washington
              Trust Bank........................         978
  1,025     Spokane, Housing Authority, Revenue,
              Valley 206 Apartments, Senior Lien
              A, 5.40%, 4/1/18, Callable 4/1/08
              @ 100.............................         994
  2,600     Spokane, Housing Authority, Revenue,
              Valley 206 Apartments, Senior Lien
              A, 5.63%, 4/1/28, Callable 4/1/08
              @ 100.............................       2,522
  3,500     State Housing, Community Revenue,
              Crista Ministries, Series A,
              5.35%, 7/1/14, Callable 7/1/08 @
              100, LOC: U.S. Bancorp............       3,513
  1,000     State Housing, Multi-Family Mortgage
              Revenue, 5.95%, 7/1/20, Callable
              1/1/08 @ 103, GNMA................       1,047
  2,000     State Housing, Multi-Family Mortgage
              Revenue, 6.00%, 7/1/30, Callable
              1/1/08 @ 103, GNMA................       2,098
  1,950     State Public Power Supply, 0.00%,
              7/1/15............................         807
  2,750     State Public Power Supply, Nuclear
              Project No. 2, Revenue Refunding,
              Series B, 5.63%, 7/1/12, Callable
              7/1/03 @ 102, FSA.................       2,800
  2,000     Vancouver, Housing Authority,
              Revenue, Pooled Housing, Series A,
              5.40%, 3/1/18, Callable 3/1/08 @
              100...............................       1,991
                                                  ----------
                                                      49,213
                                                  ----------
West Virginia (1.3%):
  1,000     Charleston, Community Parking
              Facilities Revenue, 0.00%,
              12/1/20...........................         253
  1,595     Charleston, Community Parking
              Facilities Revenue, 0.00%,
              12/1/21...........................         378
  1,630     Charleston, Community Parking
              Facilities Revenue, 0.00%,
              12/1/22...........................         360
  1,665     Charleston, Community Parking
              Facilities Revenue, 0.00%,
              12/1/23...........................         344
  3,175     Charleston, Community Parking
              Facilities, Sub-C, 0.00%,
              12/1/26...........................         539

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $8,370     Kanawha-Putnam County, Single Family
              Mortgage, Series A, ETM, 0.00%,
              12/1/16...........................  $    3,237
  2,600     Monongalia County, Series A, 6.00%,
              11/15/27, Callable 11/15/02 @
              102...............................       2,524
    905     State Housing Development Fund,
              Housing Finance, AMT, 7.20%,
              11/1/20, Callable 5/1/02 @ 102,
              FHA/VA............................         931
  2,785     Various Forty Four Municipalities,
              Single Family Mortgage, Series A,
              5.20%, 8/1/17, Callable 8/1/07 @
              102, FNMA/GNMA....................       2,807
 10,800     Various Forty Four Municipalities,
              Single Family Mortgage, Series B,
              0.00%, 8/1/30, Callable 8/1/07 @
              26.78.............................       1,796
                                                  ----------
                                                      13,169
                                                  ----------
Wyoming (0.4%):
  1,550     Community Development Authority,
              Revenue, Series 4, AMT, 5.70%,
              6/1/17, Callable 8/1/07 @ 102.....       1,553
    500     Community Development Authority,
              Series E, 5.70%, 6/1/13, Callable
              12/1/03 @ 102, FHA................         509
     60     Community Development Authority,
              Single Family Mortgage, Series A,
              6.88%, 6/1/14, Callable 6/1/01 @
              102, FHA..........................          62
  2,000     Sweetwater County, Solid Waste
              Disposal Revenue, Series A, AMT,
              7.00%, 6/1/24, Callable 6/1/04 @
              102...............................       2,171
                                                  ----------
                                                       4,295
                                                  ----------
  Total Municipal Bonds                              984,486
                                                  ----------
WEEKLY DEMAND NOTES (0.3%):
California (0.3%):
  3,500     Alameda County, Industrial
              Development Authority, 3.70%,
              4/1/29*...........................       3,500
                                                  ----------
  Total Weekly Demand Notes                            3,500
                                                  ----------
DAILY DEMAND NOTES (1.2%):
California (0.1%):
  1,300     Orange County Water District,
              Certificates of Participation,
              4.75%, 8/15/15*...................       1,300
                                                  ----------
Delaware (0.5%):
  5,200     State Economic Development
              Authority, Revenue, AMT, 4.00%,
              10/1/29*..........................       5,200
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
DAILY DEMAND NOTES, CONTINUED:
North Carolina (0.5%):
 $5,000     Wake County, Industrial Facilities &
              Pollution Control Financing
              Authority, Revenue, AMT, 3.90%,
              3/1/17, LOC: First Union National
              Bank*.............................  $    5,000
                                                  ----------
Texas (0.1%):
  1,200     Brazos River Authority, PCR, 3.80%,
              2/1/32*...........................       1,200
                                                  ----------
  Total Daily Demand Notes                            12,700
                                                  ----------
MONTHLY DEMAND NOTES (1.3%):
Florida (0.4%):
  4,200     Educational Loan Marketing Corp.,
              Series A, 3.55%,..................       4,200
                                                  ----------
Idaho (0.4%):
  4,000     Education Funding Association Inc.,
              Student Loan Revenue, Class IV,
              Series B, 3.55%, 7/1/33*..........       4,000
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MONTHLY DEMAND NOTES, CONTINUED:
Illinois (0.5%):
 $5,000     Health Facilities Authority,
              Revenue, 3.65%, 12/1/15*..........  $    5,000
                                                  ----------
  Total Monthly Demand Notes                          13,200
                                                  ----------
INVESTMENT COMPANIES (2.2%):
    310     Blackrock Investment Quality
              Municipal Fund....................       4,514
    360     Nuveen Premium Income Municipal
              Fund..............................       5,153
  5,974     Provident Institutional Municipal
              Bond Fund.........................       5,974
  7,487     Provident Municipal Cash Fund.......       7,487
                                                  ----------
  Total Investment Companies                          23,128
                                                  ----------
Total (Cost $1,035,036)(a)                        $1,037,014
                                                  ==========

------------

Percentages indicated are based on net assets of $1,044,426.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $84. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 13,467
                   Unrealized depreciation......................   (11,573)
                                                                  --------
                   Net unrealized appreciation..................  $  1,894
                                                                  ========

* Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1999.

ACA      Insured by American Capital Access
AMBAC    Insured by AMBAC Indemnity Corp.
AMT      Alternative Minimum Tax Paper
ETM      Escrowed to Maturity
FGIC     Insured by Federal Guarantee Insurance Corp.
FHA      Insured by Federal Housing Administration
FHLMC    Insured by Federal Home Loan Mortgage Corp.
FNMA     Insured by Federal National Mortgage Association
FSA      Insured by Federal Security Assurance
GNMA     Insured by Government National Mortgage Association
GO       General Obligation
GSL      Guaranteed Student Loan
LOC      Letter Of Credit
MBIA     Insured by Municipal Bond Insurance Association
PCR      Pollution Control Revenue
PSFG     Permanent School Fund Guarantee
VA       Veterans Administration

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS (98.4%):
Arizona (96.6%):
 $1,175     Apache County, Public Finance Corp.,
              Certificates of Participation,
              5.25%, 5/1/04, Callable 5/1/00 @
              102.................................  $  1,167
    500     Apache County, Public Finance Corp.,
              Certificates of Participation,
              5.50%, 5/1/10, Callable 5/1/00 @
              102.................................       514
  1,000     Arizona State University Revenues,
              6.90%, 7/1/04, Callable 7/1/02 @
              101, AMBAC..........................     1,078
  1,950     Arizona State University Revenues,
              Series A, 5.85%, 7/1/08, Callable
              7/1/02
              @ 101...............................     2,045
  1,820     Arizona State University Revenues,
              Series A, 5.90%, 7/1/09, Callable
              7/1/02
              @ 101...............................     1,911
    725     Casa Grande, Excise Tax Revenue,
              5.90%, 4/1/09, Callable 4/1/04 @
              100, FGIC...........................       763
  2,000     Central Arizona Water Conservation
              District, Contract Revenue, 7.13%,
              11/1/11, Prerefunded 11/1/00 @
              102.................................     2,126
  2,875     Central Arizona Water Conservation
              District, Contract Revenue, Central
              Arizona Project, 4.75%, 11/1/07,
              Callable 5/1/04 @ 102, MBIA.........     2,870
  1,460     Central Arizona Water Conservation
              District, Contract Revenue, Central
              Arizona Project -- Series A, 5.20%,
              11/1/03.............................     1,504
  4,000     Central Arizona Water Conservation
              District, Contract Revenue, Central
              Arizona Project -- Series A, 5.40%,
              11/1/05.............................     4,162
  4,750     Central Arizona Water Conservation
              District, Contract Revenue, Central
              Arizona Project -- Series A, 5.40%,
              11/1/06.............................     4,957
  5,000     Chandler, Capital Appreciation, GO,
              0.00%, 7/1/07, FGIC.................     3,384
    625     Coconino & Yavapai Counties, School
              District #9, Sedona Oak Creek
              Project of 1992-C, GO, 5.60%,
              7/1/06, Callable 7/1/02 @ 101,
              FGIC................................       650
  2,400     Coconino County, Arizona University,
              School District #001, Flagstaff, GO,
              5.50%, 7/1/08, Callable 7/1/05 @
              101, AMBAC..........................     2,491
  2,500     East Valley Institute of Technology,
              District #401, Project of 1994,
              Series B, GO, 6.00%, 7/1/05,
              AMBAC...............................     2,678

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,250     Gila County Industrial Development
              Authority, Revenue, Asarco Inc.,
              5.55%, 1/1/27, Callable 1/1/08, @
              102.................................  $  1,179
  1,000     Gilbert Improvement District #011, GO,
              7.60%, 1/1/04, Callable 7/1/99 @
              102, FGIC...........................     1,035
  1,000     Glendale Municipal Property Corp.,
              7.00%, 7/1/05, Callable 7/1/99 @
              101, MBIA...........................     1,027
  1,000     Glendale Municipal Property Corp.,
              7.00%, 7/1/09, Callable 7/1/99 @
              101, MBIA...........................     1,027
  4,000     Glendale University High School,
              District #205, Projects of
              1993 -- Series A, GO, 5.30%, 7/1/07,
              Callable 7/1/03 @ 101...............     4,096
  2,900     Glendale University High School,
              District #205, Projects of
              1993 -- Series B, GO, 5.45%, 7/1/09,
              Callable 7/1/05 @ 101, FGIC.........     2,999
  1,220     Lake Havasu, City Excise Tax Revenue,
              Refunding Bond, 4.10%, 6/1/08.......     1,146
    965     Maricopa County, Community College
              District, 6.00%, 7/1/07, Prerefunded
              7/1/03 @ 101........................     1,029
  2,000     Maricopa County, Community College
              District, 5.00%, 7/1/13, Callable
              7/1/06
              @ 101...............................     1,981
  1,570     Maricopa County, Community College
              District, Building Revenue, 5.10%,
              7/15/05, MBIA.......................     1,613
  1,855     Maricopa County, Industrial
              Development Authority, Multi -Family
              Housing Revenue, 5.20%, 7/1/18,
              Callable 7/1/08
              @ 102...............................     1,835
    500     Maricopa County, Industrial
              Development Authority, Hospital
              Facility Revenue, St. Joseph's
              Hospital & Medical Centers Project,
              6.20%, 11/1/11, Putable 11/1/99 @
              100, ETM............................       504
  1,500     Maricopa County, Industrial
              Development Authority, Hospital
              Revenue, 5.25%, 11/15/37, Callable
              5/15/08 @ 101.......................     1,448
  1,790     Maricopa County, Industrial
              Development Authority, Multi-Family
              Housing Revenue, Series A, 5.05%,
              10/1/29.............................     1,705
  1,000     Maricopa County, Industrial
              Development Authority, Multiple
              Family Housing, Revenue, 5.15%,
              7/1/29, Callable 7/1/09 @ 102.......       965

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,500     Maricopa County, School District #001,
              Phoenix Elementary Project of
              1998 -- Series A, GO, 5.00%, 7/1/14,
              Callable 7/1/08 @ 100, FSA..........  $  1,468
  1,000     Maricopa County, School District #001,
              Phoenix Elementary, GO, 5.50%,
              7/1/10, Callable 7/1/07 @ 101,
              MBIA................................     1,036
  2,000     Maricopa County, School District #038,
              Madison Elementary Project of
              1995 -- Series B, GO, 5.80%, 7/1/15,
              Callable 7/1/06 @ 101, MBIA.........     2,149
  1,015     Maricopa County, School District #038,
              Madison Elementary, GO, 5.30%,
              7/1/08, Callable 7/1/03 @ 101,
              AMBAC...............................     1,037
  2,000     Maricopa County, School District #11,
              5.00%, 7/1/09, Callable 7/1/07 @
              101, AMBAC..........................     2,009
  2,000     Maricopa County, School District #210,
              Project of 1995 -Series B, GO,
              5.38%, 7/1/13.......................     2,092
  1,200     Maricopa County, School District #210,
              Series A, GO, 5.60%, 7/1/13,
              Callable 7/1/05 @ 101...............     1,271
  2,000     Maricopa County, School District #4,
              GO, 5.50%, 7/1/09, Callable 7/1/05 @
              102, FGIC...........................     2,129
  2,500     Maricopa County, School District #4,
              GO, 5.00%, 7/1/10, Callable 7/1/06 @
              101, FGIC...........................     2,501
  1,475     Maricopa County, School District #48,
              Scottsdale, GO, 4.90%, 7/1/06,
              Callable 7/1/02 @ 101...............     1,495
  1,000     Maricopa County, School District #48,
              Scottsdale, GO, 5.25%, 7/1/08,
              Callable 7/1/03 @ 101...............     1,023
  2,000     Maricopa County, School District #48,
              Scottsdale, Series B, GO, 6.10%,
              7/1/02..............................     2,106
  1,000     Maricopa County, School District #48,
              Scottsdale, Series B, GO, 6.30%,
              7/1/04..............................     1,083
  3,100     Maricopa County, School District #69,
              Paradise Valley, GO, 5.80%, 7/1/09,
              AMBAC...............................     3,292
  2,400     Maricopa County, School District #69,
              Paradise Valley, GO, 5.00%, 7/1/09,
              Callable 7/1/03 @ 102, AMBAC........     2,401
  1,000     Maricopa County, School District #69,
              Paradise Valley, GO, 6.35%, 7/1/10,
              MBIA................................     1,108

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,500     Maricopa County, School District #69,
              Paradise Valley, Series E, GO,
              4.00%, 7/1/16, Callable 7/1/07 @
              101, FSA............................  $  1,247
    200     Maricopa County, School District #8,
              0.00%, 7/1/12, FGIC.................       105
  1,000     Maricopa County, School District #80,
              Chandler, GO, 5.80%, 7/1/08,
              Callable 7/1/05 @ 101, FGIC.........     1,072
  1,000     Maricopa County, School District #80,
              Chandler, Projects of 1995 -- Series
              C, GO, 5.10%, 7/1/08, FGIC..........     1,016
    920     Maricopa County, School District #9,
              Wickenburg, GO, 5.50%, 7/1/13,
              Callable 7/1/07 @ 100, AMBAC........       941
  1,000     Maricopa County, School District #97,
              5.00%, 7/1/11, Callable 7/1/08 @
              100, MBIA...........................       985
    750     Mesa Industrial Development Authority,
              Revenue, 5.00%, 1/1/19, Callable
              1/1/08 @ 101, MBIA..................       707
  2,345     Mesa Street & Highway, 5.00%, 7/1/15,
              Callable 7/1/07 @ 100, FGIC.........     2,281
  1,625     Mesa, GO, 6.00%, 7/1/02, AMBAC........     1,705
  3,000     Mesa, GO, 5.00%, 7/1/18, Callable
              7/1/08 @ 100, FGIC..................     2,877
  2,000     Mesa, Utility System Revenue, 5.38%,
              7/1/12, Callable 7/1/05 @ 101,
              FGIC................................     2,034
  3,000     Mesa, Utility System Revenue, 5.25%,
              7/1/16, Callable 7/1/07 @ 101,
              FGIC................................     2,985
  1,205     Mohave County, Elementary School
              District #16, GO, 5.25%, 7/1/09,
              Callable 7/1/07 @ 100, MBIA.........     1,231
  1,200     Mohave County, School District #1,
              Lake Havasu, GO, 5.20%, 7/1/09,
              Callable 7/1/03 @ 101, AMBAC........     1,217
  1,000     Mohave County, School District #1,
              Lake Havasu, GO, 4.75%, 7/1/12,
              FGIC................................       959
  2,050     Navajo County, School District #10,
              5.13%, 7/1/12, Callable 7/1/07 @
              101, FGIC...........................     2,010
  2,750     Northern Arizona University, Revenue,
              6.40%, 6/1/07, Callable 6/1/02 @
              101, FGIC...........................     2,923
  1,535     Northern Arizona University, Revenue,
              5.00%, 6/1/15, Callable 6/1/07 @
              101, FGIC...........................     1,493
  1,215     Northern Arizona University, Revenue,
              Series A, 5.60%, 6/1/05, Callable
              6/1/02 @ 102, AMBAC.................     1,268

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,000     Oro Valley Municipal Property Corp.,
              Municipal Water System Revenue,
              Canada Hills, 5.45%, 7/1/14,
              Callable 7/1/08 @ 101, MBIA.........  $  1,020
  2,000     Phoenix Civic Improvement Corp.,
              Series B, 6.00%, 7/1/08, Callable
              7/1/04 @ 102........................     2,146
  2,000     Phoenix Civic Improvement Corp., Water
              System Revenue, 5.63%, 7/1/09,
              Callable 7/1/06 @ 100...............     2,114
  2,000     Phoenix Civic Improvement, Airport
              Revenue, 5.00%, 7/1/17, Callable
              7/1/08 @ 101, FSA...................     1,925
  2,500     Phoenix Civic Improvement, Airport
              Revenue, 5.00%, 7/1/18, Callable
              7/1/08 @ 101, FSA...................     2,395
    725     Phoenix Street & Highway User Revenue,
              6.25%, 7/1/06, Callable 7/1/02 @
              102.................................       775
  2,000     Phoenix Street & Highway User Revenue,
              6.50%, 7/1/09, ETM..................     2,218
  1,255     Phoenix Street & Highway User Revenue,
              Series A, 5.80%, 7/1/05, Callable
              7/1/02 @ 102, FGIC..................     1,319
  3,950     Phoenix, GO, 6.38%, 7/1/13, Callable
              7/1/02 @ 102........................     4,218
  1,000     Phoenix, GO, Series 1999, 4.75%,
              7/1/19, Callable 7/1/09 @ 101.......       924
  1,000     Phoenix, GO, Series A, 5.40%,
              7/1/07..............................     1,047
  1,000     Phoenix, Industrial Development
              Authority, Single Family Mortgage
              Revenue, Series A, AMT, 5.35%,
              6/1/20, Callable 12/1/07 @ 101.50,
              GNMA/FNMA/FHLMC....................        973
  1,000     Pima County, Arizona College District,
              Certificates of Participation,
              Series B, 6.00%, 7/1/07, Callable
              7/1/01 @ 101, AMBAC.................     1,043
    725     Pima County, GO, 5.60%, 7/1/07,
              Callable 7/1/03 @ 101...............       751
    555     Pima County, GO, 6.20%, 7/1/08,
              Callable 7/1/02 @ 101...............       588
  1,500     Pima County, Industrial Development
              Authority, HealthPartners -- Series
              A, 5.30%, 4/1/07, MBIA..............     1,543
  1,500     Pima County, Industrial Development
              Authority, Single Family Mortgage
              Revenue, Series A, AMT, 5.20%,
              5/1/31..............................     1,407

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $  815     Pima County, Industrial Development
              Authority, Single Family Mortgage
              Revenue Refunding, Series B, AMT,
              6.15%, 11/1/23, Callable 5/1/07 @
              102, GNMA...........................  $    891
    985     Pima County, Industrial Development
              Authority, Single Family Mortgage
              Revenue, Series A, 6.40%, 8/1/11,
              Callable 8/1/05 @ 102...............     1,039
    190     Pima County, Industrial Development
              Authority, Single Family Mortgage
              Revenue, Series A, 7.63%, 2/1/12,
              Callable 2/1/01 @ 101...............       196
  1,000     Pima County, Metro Water District
              Revenue, 4.88%, 1/1/19, Callable
              1/1/09 @ 101, FGIC..................       939
  1,585     Pima County, Sewer Revenue, Series A,
              4.90%, 7/1/08, Callable 7/1/04 @
              102, FGIC...........................     1,587
  2,000     Pima County, Union School District,
              5.38%, 7/1/09, FGIC.................     2,075
  1,000     Pima County, Union School District #1,
              Project of 1989 -Series G, GO,
              5.00%, 7/1/06, Callable 7/1/05 @
              101, MBIA...........................     1,021
  1,000     Pima County, Union School District #1,
              Series B, GO, 7.20%, 7/1/09,
              Prerefunded 7/1/00 @ 101............     1,046
  1,500     Pima County, Union School District #1,
              Series C, GO, 6.88%, 7/1/10,
              Prerefunded 7/1/01 @ 101, MBIA......     1,595
  1,200     Pinal County, School District #004,
              Casa Grande Elementary School
              Improvement, GO, 6.00%, 7/1/04,
              Callable 7/1/01 @ 101, AMBAC........     1,264
  1,000     Prescott Valley Water District,
              Revenue, 4.88%, 1/1/19, Callable
              1/1/09 @ 101, MBIA..................       939
  2,015     Salt River Project, Agriculture,
              Improvement & Power District,
              Electric Systems Revenue, 6.00%,
              1/1/07..............................     2,166
  2,000     Salt River Project, Agriculture,
              Improvement & Power District,
              Electric Systems Revenue, Series A,
              5.63%, 1/1/06.......................     2,105
  1,000     Salt River Project, Agriculture,
              Improvement & Power District,
              Electric Systems Revenue, Series A,
              6.50%, 1/1/07, Callable 1/1/01 @
              102.................................     1,052

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,000     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series A,
              5.00%, 1/1/20, Callable 1/1/08 @
              101.................................  $    962
  3,250     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series B,
              5.20%, 1/1/08.......................     3,325
  2,500     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series B,
              5.38%, 1/1/09, Callable 1/1/03 @
              102.................................     2,555
  3,000     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series D,
              6.00%, 1/1/13, Callable 1/1/02 @
              102.................................     3,150
  2,815     Santa Cruz County Industrial
              Development, Citizens Utility Co.,
              4.75%, 8/1/20.......................     2,744
  2,085     Scottsdale Municipal Property Corp.,
              Excise Tax Revenue, 5.38%, 7/1/05...     2,172
  1,000     Scottsdale Municipal Property Corp.,
              Lease Revenue, Excise Tax Revenue,
              6.38%, 5/1/05, Callable 11/1/02 @
              100.................................     1,060
  1,900     Scottsdale Project of 1989, Series E,
              GO, 5.50%, 7/1/14, Callable 7/1/02 @
              101.................................     1,929
  1,065     Scottsdale Street & Highway User
              Revenue, 5.50%, 7/1/07..............     1,116
  2,000     Scottsdale Water & Sewer, A989-Series
              D, 5.00%, 7/1/19, Callable 7/1/08 @
              101, FSA............................     1,916
  3,000     Scottsdale Water & Sewer, Revenue,
              4.50%, 7/1/20.......................     2,651
  1,700     Scottsdale, GO, 5.25%, 7/1/06.........     1,767
    500     Scottsdale, GO, 5.50%, 7/1/09.........       525
    500     Scottsdale, GO, 5.00%, 7/1/09,
              Callable 7/1/03 @ 101...............       504
  2,500     Scottsdale, Industrial Development
              Authority, Hospital Revenue,
              Scottsdale Memorial Hospitals,
              Series A, 6.13%, 9/1/17, Callable
              9/1/07 @ 102, AMBAC.................     2,639
  2,000     Sedona Wastewater Excise Tax Revenue,
              5.00%, 7/1/19, MBIA.................     1,916
  1,000     Sedona Wastewater Excise Tax Revenue,
              0.00%, 7/1/21, MBIA.................       307
  1,000     Sedona Wastewater Excise Tax Revenue,
              0.00%, 7/1/23, MBIA.................       275

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,000     Show Low, Industrial Development
              Authority, Hospital Revenue,
              Navapache Regulated Medical Center,
              Series A, 5.50%, 12/1/17, Callable
              12/1/07 @ 100, ACA..................  $    981
  2,500     State Certificates of Participation,
              6.63%, 9/1/08, Callable 9/1/01 @
              102, FSA............................     2,670
  1,000     State Municipal Financing Program,
              Certificates of Participation,
              Series 20, 7.70%, 8/1/10, ETM,
              BIG.................................     1,206
  1,000     State Municipal Financing Program,
              Certificates of Participation,
              Series 27, 7.00%, 8/1/04, Callable
              8/1/99 @ 100, BIG...................     1,003
  1,000     State Power Authority Resource
              Revenue, Hoover Uprating Project,
              4.80%, 10/1/01, MBIA................     1,017
  2,035     State Power Authority Resource
              Revenue, Hoover Uprating Project,
              5.40%, 10/1/07, Callable 10/1/03 @
              102, MBIA...........................     2,103
  3,000     State Transportation Board Highway
              Revenue, 5.25%, 7/1/07, Callable
              7/1/03 @ 102........................     3,085
  1,635     Tempe, GO, 5.00%, 7/1/10, Callable
              7/1/06 @ 101........................     1,638
  1,815     Tempe, GO, 4.90%, 7/1/12, Callable
              7/1/08 @ 100........................     1,775
  1,000     Tempe, GO, Series A, 5.10%, 7/1/05....     1,028
  2,000     Tucson Water Revenue Refunding, Series
              A, 5.75%, 7/1/12, Callable 7/1/02 @
              102, MBIA...........................     2,073
  1,000     Tucson Water System, 5.13%, 7/1/20,
              Callable 7/1/07 @...................       975
  2,050     Tucson, GO, 5.00%, 7/1/17.............     1,980
  2,500     Tucson, GO, 5.00%, 7/1/19, Callable
              7/1/07 @ 100........................     2,401
    700     University of Arizona, Foundation
              Certificates of Participation,
              Series 8, 4.90%, 8/1/09, MBIA.......       699
  1,000     University of Arizona, University
              Revenues, 6.25%, 6/1/11, Callable
              6/1/02 @ 102........................     1,065
  2,250     Water Infrastructure Financial
              Authority, Water Quality Financial
              Asset, Series A, 5.00%, 7/1/17,
              Callable 7/1/08 @ 100, MBIA.........     2,163

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,100     Yavapai County, Industrial Development
              Authority, Hospital Facility
              Revenue, Yavapai Regional Medical
              Center --
              Series A, 5.13%, 12/1/13, Callable
              6/1/07 @ 102, FSA...................  $  1,085
  1,750     Yuma County, GO, 6.13%, 7/1/12,
              Callable 7/1/03 @ 101, AMBAC........     1,877
  1,305     Yuma County, GO, Elementary School
              District #1, 5.25%, 7/1/10, Callable
              7/1/07 @ 101, MBIA..................     1,328
  3,000     Yuma County, Industrial Development
              Authority, Multi Family Revenue,
              6.10%, 9/20/34, Callable 9/20/09 @
              106.................................     3,120
  1,000     Yuma County, Industrial Development
              Authority, Hospital Revenue
              Refunding, Yuma Regional Medical
              Center, 5.50%, 8/1/09, Callable
              8/1/07 @ 102, MBIA..................     1,032
  1,000     Yuma County, Municipal Property Corp.
              Revenue, Series A, 5.20%, 7/1/09,
              Callable 7/1/03 @ 101, AMBAC........     1,013
  1,575     Yuma County, Union High School,
              District #70, GO, 5.00%, 7/1/06,
              Callable 7/1/02 @ 101, FGIC.........     1,598
                                                    --------
                                                     227,894
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois (0.5%):
 $  845     Du Page County, School District #041,
              Glen Ellyn Capital Appreciation, GO,
              0.00%, 2/1/08, FGIC.................  $    547
    910     Du Page County, School District #041,
              Glen Ellyn Capital Appreciation, GO,
              0.00%, 2/1/09, FGIC.................       557
                                                    --------
                                                       1,104
                                                    --------
Puerto Rico (0.4%):
  2,000     Commonwealth, GO, 0.00%, 7/1/16,
              MBIA................................       826
                                                    --------
Tennessee (0.9%):
  2,985     Housing Development Agency, Issue 3A,
              Revenue, AMT, 0.00%, 7/1/06.........     2,119
                                                    --------
                             Total Municipal Bonds
 ..................................................   231,943
                                                    --------
INVESTMENT COMPANIES (1.3%):
      0     One Group Municipal Money Market Fund,
              Class I (b).........................         0
  3,037     Provident Municipal Cash Fund.........     3,037
                                                    --------
                        Total Investment Companies     3,037
                                                    --------
                          Total (Cost $230,362)(a)  $234,980
                                                    ========

------------
Percentages indicated are based on net assets of $235,799.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $17. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 6,583
                   Unrealized depreciation......................   (1,982)
                                                                  -------
                   Net unrealized appreciation..................  $ 4,601
                                                                  =======

(b) Rounds to less than 1,000.

ACA      American Capital Access
AMBAC    Insured by AMBAC Indemnity Corp.
AMT      Alternative Minimum Tax
BIG      Insured by Bond Insurance Guarantee
ETM      Escrowed to Maturity
FGIC     Insured by Federal Guarantee Insurance Corp.
FHLMC    Insured by Federal Home Loan Mortgage Corp.
FNMA     Insured by Federal National Mortgage Assoc.
FSA      Insured by Federal Security Assurance
GNMA     Insured by Government National Mortgage Association
GO       General Obligation
MBIA     Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, (97.6%)
Arizona (0.9%):
 $1,950     Maricopa County, Industrial
              Development, Single Family Mortgage
              Revenue, 0.00%, 12/31/14, ETM.......  $    852
  1,000     Tucson & Pima County, Single Family
              Mortgage Revenue, 0.00%, 12/1/14,
              ETM.................................       438
                                                    --------
                                                       1,290
                                                    --------
California (1.0%):
  1,990     San Marcos, Public Facilities Revenue,
              0.00%, 3/1/14, ETM..................       915
  1,500     San Marcos, Public Facilities Revenue,
              0.00%, 9/1/19, ETM..................       499
                                                    --------
                                                       1,414
                                                    --------
Colorado (0.6%):
  2,000     El Paso County, Single Family Mortgage
              Revenue, 0.00%, 9/1/15, ETM.........       832
                                                    --------
Kansas (1.7%):
  1,600     Kansas City, Single Family Mortgage
              Revenue, Series 1983 A, 0.00%,
              12/1/14, ETM........................       699
  3,225     Labette County, Single Family Mortgage
              Revenue, 0.00%, 12/1/14, ETM........     1,410
  1,000     Saline County, Single Family Mortgage
              Revenue, Series 1983 A, 0.00%,
              12/1/15, ETM........................       411
                                                    --------
                                                       2,520
                                                    --------
Kentucky (89.8%):
    225     Ashland Utility Revenue, 6.65%,
              4/1/04..............................       231
  1,500     Berea College Utility Revenue, AMT,
              5.90%, 6/1/17, Callable 6/1/07 @
              102.................................     1,566
    200     Boone County, Certificates of
              Participation, Public Golf, 6.35%,
              11/15/02............................       213
    200     Boone County, Certificates of
              Participation, Public Golf, 6.40%,
              11/15/03, Callable 11/15/02 @ 102...       217
    250     Boone County, School District Finance
              Corp., School Building Revenue,
              6.70%, 9/1/06, Prerefunded 9/1/01 @
              103.................................       270
    310     Boone County, School District Finance
              Corp., School Building Revenue,
              7.10%, 8/1/07, Prerefunded 8/1/00 @
              103.................................       330
  1,000     Boone County, School District Finance
              Corp., School Building Revenue,
              6.70%, 9/1/07, Prerefunded 9/1/01 @
              103.................................     1,081

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  395     Boone County, School District Finance
              Corp., School Building Revenue,
              7.10%, 8/1/08, Prerefunded 8/1/00 @
              103.................................  $    421
  1,000     Bowling Green-Warren County, Hospital
              Facilities Revenue, 5.00%, 4/1/17,
              Callable 4/1/08 @ 101, FSA..........       944
    240     Campbell & Kenton Counties, Sanitation
              District #1, Sanitation District
              Revenue, 6.38%, 8/1/03, ETM.........       250
    525     Campbell & Kenton Counties, Sanitation
              District #1, Sanitation District
              Revenue, 7.13%, 8/1/05, ETM.........       569
    415     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/09, Callable
              6/1/02 @ 102........................       443
    445     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/10, Callable
              6/1/02 @ 102........................       475
    325     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/11, Callable
              6/1/02 @ 102........................       347
    510     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/12, Callable
              6/1/02 @ 102........................       544
    345     Danville, Hospital Revenue, Esphraim
              McDowell Region, 6.40%, 4/1/00,
              FGIC................................       352
    100     Danville, Multi-City Lease Revenue,
              Metro Sewer District, 6.35%, 2/1/02,
              Prerefunded 2/1/01 @ 102, MBIA......       105
    225     Danville, Multi-City Lease Revenue,
              Metro Sewer District, 6.50%, 2/1/04,
              Prerefunded 2/1/01 @ 102, MBIA......       238
    500     Daviess County, Hospital Revenue,
              Owensboro-Daviess County, 6.00%,
              8/1/04, Callable 8/1/02 @ 102,
              MBIA................................       528
  4,500     Development Finance Authority,
              Hospital Revenue, Elizabeth, Med-A,
              6.00%, 11/1/10, Callable 11/1/01 @
              100, FGIC...........................     4,663
    250     Eastern Kentucky University, Revenues
              Construction, Educational Buildings,
              Series 0, 6.70%, 5/1/07, Prerefunded
              5/1/01 @ 102, AMBAC.................       267
  2,000     Economic Development Finance
              Authority, Hospital Revenue,
              Catholic Health, 5.00%, 12/1/18,
              Callable 6/1/08 @ 101...............     1,873

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,000     Economic Development Finance
              Authority, Hospital Revenue,
              Catholic Health Initiatives
              Hospital, 5.38%, 12/1/11, Callable
              6/1/08 @ 101........................  $  1,017
  1,000     Economic Development Finance
              Authority, Medical Center Revenue,
              5.00%, 2/1/12, Callable 2/1/08 @
              102, FSA............................       973
    655     Fayette County, School District
              Finance Corp., School Building
              Revenue, 6.00%, 5/1/02, Callable
              5/1/00 @ 102........................       680
  1,000     Fayette County, School District
              Finance Corp., School Building
              Revenue, 5.38%, 1/1/17, Callable
              1/1/07 @ 102........................     1,002
  1,255     Fayette County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.35%, 1/1/13,
              Callable 1/1/07@ 102................     1,269
    200     Hardin County, Water District #1,
              Waterworks Revenue, 6.70%, 9/1/05,
              Callable 3/1/01 @ 102...............       211
    125     Henderson Electric Light & Power
              Revenue, 5.70%, 3/1/03, Callable
              3/1/03 @ 100........................       125
  1,025     Higher Education Student Loan Corp.,
              Insured Student Loan Revenue, Series
              C, 6.50%, 6/1/02, GSL...............     1,079
  1,500     Higher Education Student Loan Corp.,
              Insured Student Loan Revenue, Series
              C, AMT, 5.45%, 6/1/03, GSL..........     1,545
  1,705     Higher Education Student Loan Corp.,
              Insured Student Loan Revenue, Series
              D, AMT, 7.00%, 12/1/06, Callable
              12/1/01 @ 102, GSL..................     1,813
    500     Housing Corp. Revenue, Series A,
              5.40%, 1/1/05, Callable 7/1/03 @
              102, FHA, VA........................       522
    500     Housing Corp. Revenue, Series A,
              5.50%, 1/1/06, Callable 7/1/03 @
              102, FHA, VA........................       523
    500     Housing Corp. Revenue, Series A,
              5.60%, 1/1/07, Callable 7/1/03 @
              102, FHA, VA........................       521
    760     Housing Corp. Revenue, Series A,
              7.40%, 1/1/10, Callable 7/1/00 @
              102, FHA, VA........................       791
    400     Housing Corp. Revenue, Series B,
              5.85%, 7/1/00, FHA, VA..............       406
    275     Housing Corp. Revenue, Series B,
              6.20%, 7/1/03, Callable 7/1/02 @
              102, FHA, VA........................       288
  1,745     Housing Corp. Revenue, Series D,
              5.80%, 7/1/13, Callable 7/1/06 @
              102.................................     1,844

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  410     Infrastructure Authority Revenue,
              Governmental Agencies Program
              Revenue, 5.25%, 8/1/04, Callable
              8/1/03 @ 102........................  $    422
    500     Infrastructure Authority Revenue,
              Governmental Agencies Program
              Revenue, 5.40%, 8/1/06, Callable
              8/1/03 @ 102........................       515
     30     Infrastructure Authority Revenue,
              Governmental Agencies Program
              Revenue, 6.00%, 8/1/11, Prerefunded
              8/1/01 @ 100........................        31
     80     Infrastructure Authority Revenue,
              Governmental Agencies Program
              Revenue, 6.00%, 8/19/11, Callable
              8/1/01 @ 100........................        83
    500     Infrastructure Authority Revenue,
              Governmental Agencies Program
              Revenue, 5.75%, 8/1/13, Callable
              8/1/03 @ 102........................       516
  1,000     Infrastructure Authority Revenue,
              Revolving Fund Program, Series E,
              6.40%, 6/1/04, Callable 6/1/01 @
              102.................................     1,061
    710     Infrastructure Authority Revenue,
              Revolving Fund Program, Series E,
              6.50%, 6/1/05, Callable 6/1/01 @
              102.................................       754
    250     Infrastructure Authority Revenue,
              Revolving Fund Program, Series G,
              6.10%, 6/1/02.......................       262
  1,110     Infrastructure Authority Revenue,
              Revolving Fund Program, Series M,
              4.75%, 6/1/13, Callable 6/1/09 @
              101.................................     1,039
    250     Interlocal School Transportation
              Assoc., Equipment Lease Revenue,
              6.00%, 3/1/01.......................       257
    405     Interlocal School Transportation
              Assoc., Equipment Lease Revenue,
              6.00%, 3/1/02.......................       421
    135     Jefferson County, Capital Projects,
              7.70%, 6/1/01, ETM..................       144
    725     Jefferson County, Capital Projects
              Revenue, Series A, 6.10%, 8/15/07,
              Callable 2/15/03 @ 102..............       773
  1,000     Jefferson County, Capital Projects
              Revenue, Series A, 5.50%, 4/1/10,
              Callable 4/1/06 @ 102, AMBAC........     1,029
  1,000     Jefferson County, Capital Projects
              Revenue, Series A, 5.50%, 4/1/11,
              Callable 4/1/06 @ 102, AMBAC........     1,028

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  500     Jefferson County, Capital Projects,
              First Mortgage Revenue, 6.38%,
              12/1/07, ETM........................  $    552
  1,500     Jefferson County, Health Facilities
              Revenue, Alliant Hospital, 5.00%,
              10/1/13, Callable 10/1/07 @ 101,
              MBIA................................     1,449
    500     Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 6.05%, 5/1/02,
              AMBAC...............................       523
  1,000     Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 6.10%, 5/1/03,
              Callable 5/1/02 @ 102, AMBAC........     1,058
    300     Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 6.20%, 5/1/04,
              Callable 5/1/02 @ 102, AMBAC........       320
    500     Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 6.38%, 5/1/08,
              Callable 5/1/02 @ 102, AMBAC........       535
    930     Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 5.65%, 1/1/10,
              Callable 1/1/07 @ 102...............       964
  1,500     Jefferson County, Health Facilities
              Revenue, University Medical Center,
              5.50%, 7/1/17, Callable 7/1/07 @
              101, MBIA...........................     1,512
  1,325     Jefferson County, Hospital Revenue,
              Series C, 6.20%, 10/1/04, Callable
              10/1/02 @ 102, MBIA.................     1,415
    675     Jefferson County, Hospital Revenue,
              Series C, 6.20%, 10/1/04,
              Prerefunded 10/1/02 @ 102, MBIA.....       726
    700     Jefferson County, Multi-Family Housing
              Revenue, Kentucky Towers, 5.00%,
              8/20/18, Callable 8/20/08 @ 102,
              GNMA................................       681
    550     Jefferson County, Pollution Control
              Revenue, Louisville Gas & Electric
              Co., 7.45%, 6/15/15, Callable
              6/15/00 @ 102.......................       575
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 6.00%, 1/1/04, Callable
              7/1/02 @ 102, MBIA..................     1,054
    625     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 7.15%, 9/1/04, Prerefunded
              9/1/00 @ 103........................       669

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  675     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 7.20%, 9/1/05, Prerefunded
              9/1/00 @ 103........................  $    722
  1,430     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 5.25%, 7/1/07, Callable
              7/1/05 @ 102, MBIA..................     1,473
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series B, 5.25%, 6/1/17,
              Callable 7/1/09 @ 101, FSA..........       999
  1,500     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series C, 4.50%, 2/1/17,
              Callable 2/1/09 @ 101, MBIA.........     1,335
  2,315     Junction City, College Revenue, Centre
              College Project, 5.70%, 4/1/12,
              Callable 4/1/07 @ 102...............     2,443
    500     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              6.10%, 3/1/04, Callable 3/1/02 @
              101, FSA............................       522
  1,000     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              6.20%, 3/1/05, Callable 3/1/02 @
              101, FSA............................     1,043
  1,050     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              6.30%, 3/1/15, Callable 3/1/02 @
              101, FSA............................     1,102
    500     Kenton County, Airport Revenue,
              International, Series B, AMT, 5.75%,
              3/1/07, Callable 3/1/03 @ 102,
              FSA.................................       515
    500     Kenton County, Airport Revenue,
              International, Series B, AMT, 5.75%,
              3/1/08, Callable 3/1/03 @ 102,
              FSA.................................       515
    200     Kenton County, School District Finance
              Corp., School Building Revenue,
              6.30%, 12/1/00, ETM.................       207
    100     Kenton County, School District Finance
              Corp., School Building Revenue,
              6.50%, 12/1/02, Prerefunded 12/1/01
              @ 102...............................       107
    325     Kenton County, School District Finance
              Corp., School Building Revenue,
              5.25%, 7/1/07, Callable 7/1/03 @
              102.................................       334
    495     Kenton County, Water District,
              Waterworks Revenue, District #001,
              6.30%, 2/1/02, FGIC.................       519
  1,015     Kenton County, Water District,
              Waterworks Revenue, District #001,
              6.38%, 2/1/04, Callable 2/1/02 @
              103, FGIC...........................     1,091

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  210     Lexington-Fayette Urban County
              Government, Economic Development
              Revenue, 7.54%, 12/1/03.............  $    212
    335     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Capital Projects Mortgage Revenue,
              6.20%, 4/1/05, Prerefunded 4/1/02 @
              102.................................       358
    355     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Capital Projects Mortgage Revenue,
              6.30%, 4/1/06, Prerefunded 4/1/02 @
              102.................................       381
    380     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Capital Projects Mortgage Revenue,
              6.40%, 4/1/07, Prerefunded 4/1/02 @
              102.................................       408
    405     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Capital Projects Mortgage Revenue,
              6.40%, 4/1/08, Prerefunded 4/1/02 @
              102.................................       435
    425     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Capital Projects Mortgage Revenue,
              6.40%, 4/1/09, Prerefunded 4/1/02 @
              102.................................       457
    425     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Greenspace Project Revenue, 6.75%,
              12/1/05, Prerefunded 12/1/00 @
              102.................................       451
    240     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Greenspace Project Revenue, 6.75%,
              12/1/07, Prerefunded 12/1/00 @
              102.................................       255
    350     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Mortgage Revenue, 6.70%, 2/1/02,
              Prerefunded 2/1/00 @ 102............       364
    210     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Mortgage Revenue, 6.88%, 2/1/06,
              Prerefunded 2/1/00 @ 102............       218
    430     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Mortgage Revenue, 6.75%, 7/1/07,
              Prerefunded 7/1/00 @ 102............       452

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  500     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Sewer System Revenue, 6.35%, 7/1/07,
              Callable 7/1/02 @ 102, MBIA.........  $    536
    935     Lexington-Fayette Urban County
              Government, Revenue, University of
              Kentucky Alumni Assoc., Inc., 6.50%,
              11/1/07, Prerefunded 11/1/04 @ 102,
              MBIA................................     1,040
  1,500     Lexington-Fayette Urban County
              Government, Revenue, University of
              Kentucky Alumni Assoc., Inc., 5.00%,
              11/1/14, Callable 11/1/08 @ 102,
              MBIA................................     1,468
    625     Lexington-Fayette Urban County
              Government, School Building Revenue,
              7.00%, 6/1/04, Prerefunded 12/1/99 @
              103.................................       653
  1,930     Lexington-Fayette Urban County
              Government, Sewer System Revenue,
              6.35%, 7/1/09, Callable 7/1/02 @
              102, MBIA...........................     2,071
  1,065     Lexington-Fayette Urban County
              Revenue, 5.13%, 10/1/16, Callable
              7/15/08 @ 102, FSA..................     1,047
  1,500     Lexington-Fayette Urban County
              Revenue, 5.13%, 8/1/18, Callable
              8/1/08 @ 102, MBIA..................     1,447
  1,420     Louisville & Jefferson County, Airport
              Authority Revenue, AMT, 6.00%,
              7/1/10, Callable 7/1/07 @ 102,
              MBIA................................     1,511
  1,375     Louisville & Jefferson County,
              Metropolitan Sewer District, Sewer
              Revenue, 5.00%, 5/15/13, Callable
              5/15/08 @ 101, FGIC.................     1,349
  1,000     Louisville & Jefferson County,
              Metropolitan Sewer District, Sewer
              Revenue, 5.00%, 5/15/14, Callable
              5/15/08 @ 101.......................       975
    825     Louisville & Jefferson County, Sewer &
              Drain System Revenue, 6.40%,
              5/15/08, Prerefunded 11/15/04 @ 102,
              AMBAC...............................       914
    205     Louisville Parking Authority Revenue,
              6.60%, 12/1/03, Prerefunded 6/1/01 @
              103.................................       220
    300     Louisville Public Properties Corp.,
              First Mortgage Revenue, 6.00%,
              4/1/05, Callable 10/1/99 @ 102......       308

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  295     Louisville Public Properties Corp.,
              First Mortgage Revenue, 6.15%,
              12/1/05, Prerefunded 12/1/02 @
              102.................................  $    317
    200     Louisville Public Properties Corp.,
              First Mortgage Revenue, 6.40%,
              12/1/07, Prerefunded 12/1/02 @
              102.................................       217
  1,000     Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.40%, 11/15/04, Callable
              11/15/00 @ 102......................     1,030
    500     Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.63%, 11/15/07, Callable
              11/15/00 @ 102......................       521
  1,540     Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.75%, 11/15/09, Callable
              11/15/00 @ 102......................     1,606
  1,530     Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.75%, 11/15/10, Callable
              11/15/00 @ 102......................     1,595
  1,000     Louisville, Series A, GO, 4.50%,
              12/1/12, Callable 6/1/09 @ 102......       929
  1,000     McCracken County, Hospital Revenue,
              Mercy Health System, Series A,
              6.20%, 11/1/05, Callable 11/1/04 @
              102, MBIA...........................     1,082
  2,090     McCracken County, Hospital Revenue,
              Mercy Health System, Series A,
              6.40%, 11/1/07, Callable 11/1/04 @
              102, MBIA...........................     2,297
    505     McCreary County, School District
              Finance Corp., School Building
              Revenue, 6.60%, 10/1/08, Callable
              10/1/01 @ 103.......................       546
    215     Mercer County, School District Finance
              Corp., School Building Revenue,
              6.38%, 12/1/07, Callable 12/1/01 @
              102.................................       232
    300     Morehead State University, Housing &
              Dining System Revenue, Series I,
              6.10%, 11/1/05, Callable 11/1/01 @
              102, AMBAC..........................       318
    200     Morehead State University, Housing &
              Dining System Revenue, Series M,
              6.30%, 11/1/08, Callable 11/1/01 @
              102, AMBAC..........................       213
    215     Muhlenberg County, School District
              Finance Corp., School Building
              Revenue, 5.85%, 8/1/09, Callable
              8/1/02 @ 102........................       227

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  750     Muhlenberg County, School District
              Finance Corp., School Building
              Revenue, Second Series, 5.85%,
              8/1/10, Callable 8/1/02 @ 102.......  $    790
    240     Murray State University Revenues,
              Series G, Second Series, 5.60%,
              5/1/06, Callable 5/1/03 @ 102.......       249
    460     Murray State University Revenues,
              Series G, Second Series, 5.60%,
              5/1/07, Callable 5/1/03 @ 102.......       476
    530     Northern Kentucky University,
              Educational Buildings Revenue,
              6.10%, 5/1/06, Callable 5/1/02 @
              102, AMBAC..........................       566
    250     Owensboro, Electric Light & Power
              Revenue, 6.75%, 1/1/03, Callable
              1/1/00 @ 100, ETM...................       262
    205     Paducah Electric Plant Board Revenue,
              6.30%, 1/1/08, Callable 1/1/01 @
              102, AMBAC..........................       218
    300     Paducah Waterworks Revenue, 6.10%,
              7/1/00, MBIA........................       308
    300     Paducah Waterworks Revenue, 6.60%,
              7/1/05, Prerefunded 7/1/01 @ 102,
              MBIA................................       320
  1,085     Perry County, School District Finance
              Corp., School Building Revenue,
              6.25%, 7/1/09, Callable 7/1/02 @
              100.................................     1,163
    100     Richmond Water, Gas & Sewer Revenue,
              5.00%, 7/1/14, Callable 7/1/08 @
              102, MBIA...........................        98
    255     Richmond Water, Gas & Sewer Revenue,
              5.00%, 7/1/14, Callable 7/1/08 @
              102, MBIA...........................       250
  1,000     Shelby County, School District Finance
              Corp., School Building Revenue,
              5.00%, 5/1/16, Callable 5/1/09 @
              101.................................       968
    545     Shelby County, School District Finance
              Corp., School Building Revenue,
              6.10%, 9/1/02, Callable 9/1/01 @
              103.................................       582
    100     Shelby County, School District Finance
              Corp., School Building Revenue,
              6.25%, 9/1/03, Callable 9/1/01 @
              103.................................       107
    500     Shelby County, School District Finance
              Corp., School Building Revenue,
              6.50%, 9/1/05, Callable 9/1/01 @
              103.................................       538
    200     Shelby County, School District Finance
              Corp., School Building Revenue,
              6.50%, 9/1/07, Callable 9/1/01 @
              103.................................       215

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,245     State Economic Development Finance
              Authority, Hospital Revenue,
              Southern Central Nursing Homes,
              6.00%, 7/1/27, Callable 1/1/08 @
              105, FHA, MBIA......................  $  1,304
    535     State Property & Buildings Commission
              Revenues, Project #26, 7.40%,
              6/1/00, Callable 12/1/99 @ 101......       547
  2,300     State Property & Buildings Commission
              Revenues, Project #50, 6.00%,
              2/1/10, Prerefunded 2/1/01 @ 100....     2,371
  1,475     State Property & Buildings Commission
              Revenues, Project #53, 6.25%,
              10/1/02, Callable 10/1/01 @ 102.....     1,559
  1,000     State Property & Buildings Commission
              Revenues, Project #54, 5.90%,
              9/1/07, Callable 9/1/02 @ 102.......     1,061
  1,000     State Property & Buildings Commission
              Revenues, Project #56, 5.70%,
              9/1/06, Callable 9/1/04 @ 102.......     1,054
  1,000     State Property & Buildings Commission
              Revenues, Project #56, 5.80%,
              9/1/07, Callable 9/1/04 @ 102.......     1,054
  1,000     State Property & Buildings Commission
              Revenues, Project #59, 5.30%,
              5/1/07, Callable 11/1/05 @ 102......     1,027
  1,000     State Property & Buildings Commission
              Revenues, Project #59, 5.38%,
              11/1/09, Callable 11/1/05 @ 102.....     1,013
  1,000     State Property & Buildings Commission
              Revenues, Project #63, 5.10%,
              11/1/18, Callable 11/1/09 @ 100.....       958
    275     State Property & Buildings Commission
              Revenues, Toyota Corp., 6.40%,
              11/1/01.............................       288
    220     State Turnpike Authority, Economic
              Development, Recovery Road Revenue,
              6.13%, 7/1/07, ETM..................       232
    500     State Turnpike Authority, Economic
              Development, Road Revenue,
       *    Revitalization Project, 7.13%,
              5/15/01, Prerefunded 5/15/00 @
              101.5...............................       523
    750     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.70%,
              1/1/03..............................       779
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.20%,
              7/1/03, AMBAC.......................     1,030

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.40%,
              7/1/05, AMBAC.......................  $  1,043
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 7.38%,
              5/15/07, Prerefunded 5/15/00 @
              101.50..............................     1,049
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 6.50%,
              7/1/08, AMBAC.......................     1,117
  2,750     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/08, AMBAC.......................     2,876
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/09, AMBAC.......................     1,044
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 0.00%,
              1/1/10, FGIC........................       584
  2,600     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.63%,
              7/1/10, Callable 7/1/05 @ 102,
              AMBAC...............................     2,705
    500     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.75%,
              7/1/11, Callable 7/1/05 @ 102,
              AMBAC...............................       524
    500     State Turnpike Authority, Resource
              Recovery Revenue, 6.63%, 7/1/08,
              ETM.................................       542
  1,000     State Turnpike Authority, Resource
              Recovery Revenue, 1985 Series A,
              6.00%, 7/1/09, Callable 7/1/99 @
              100.................................     1,002
    200     State Turnpike Authority, Toll Road
              Revenue Refunding, 6.13%, 7/1/08,
              ETM.................................       212
  1,000     University of Kentucky Revenues,
              Community Colleges, Educational
              Buildings Revenue, 6.60%, 5/1/01....     1,043
    535     University of Kentucky Revenues,
              Community Colleges, Educational
              Buildings Revenue, 6.30%, 5/1/02,
              Callable 11/1/01 @ 102..............       562

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  475     University of Kentucky Revenues,
              Community Colleges, Educational
              Buildings Revenue, Southeast, 6.30%,
              5/1/05, Callable 11/1/01 @ 102......  $    506
  1,000     University of Louisville Revenues,
              Construction of Educational
              Buildings, Series I, 5.38%, 5/1/06,
              Callable 5/1/03 @ 102...............     1,034
    500     University of Louisville Revenues,
              Construction of Educational
              Buildings, Series I, 5.40%, 5/1/07,
              Callable 5/1/03 @ 102...............       515
    500     University of Louisville Revenues,
              Construction of Educational
              Buildings, Series I, 5.40%, 5/1/08,
              Callable 5/1/03 @ 102...............       513
    500     University of Louisville Revenues,
              Construction of Educational
              Buildings, Series I, 5.40%, 5/1/09,
              Callable 5/1/03 @ 102...............       511
    330     Versailles County, Water & Sewer,
              6.30%, 12/1/09, Callable 12/1/01 @
              103.................................       356
    950     Winchester Utilities Revenue, 5.30%,
              7/1/09, Callable 7/1/03 @ 102.......       965
                                                    --------
                                                     133,104
                                                    --------
Louisiana (0.9%):
  3,000     Public Facilities Authority Revenue,
              Multi-Family, Series A, 0.00%,
              2/1/20, ETM.........................       957

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,000     Public Facilities Authority Revenue,
              Series B, 0.00%, 12/1/19, ETM.......  $    326
                                                    --------
                                                       1,283
                                                    --------
Mississippi (0.6%):
  2,500     Home Corp., Single Family Mortgage
              Revenue, 0.00%, 9/15/16, Callable
              3/15/04 @ 41.70, ETM................       846
                                                    --------
Puerto Rico (1.8%):
  3,525     Puerto Rico Commonwealth, 0.00%,
              7/1/16, AMBAC.......................     1,455
  3,450     Puerto Rico Commonwealth, GO, 0.00%,
              7/1/16, MBIA........................     1,425
                                                    --------
                                                       2,880
                                                    --------
Texas (0.3%):
  1,000     Central Housing Finance Corp., Single
              Family Mortgage Revenue, Series A,
              0.00%, 9/1/16, ETM, VA..............       392
                                                    --------
  Total Municipal Bonds...........................   144,561
                                                    --------
INVESTMENT COMPANIES (1.4%):
  2,062     Provident Municipal Cash Fund.........     2,062
     21     One Group Municipal Money Market Fund,
              Class I.............................        21
                                                    --------
  Total Investment Companies                           2,083
                                                    --------
                         Total (Cost $142,309)(a)   $146,644
                                                    ========

------------

Percentages indicated are based on net assets of $148,127.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $5,275
                   Unrealized depreciation......................    (940)
                                                                  ------
                   Net unrealized appreciation..................  $4,335
                                                                  ======

AMBAC    Insured by AMBAC Indemnity Corp.
AMT      Alternative Minimum Tax Paper
ETM      Escrowed to Maturity
FGIC     Insured by Federal Guarantee Insurance Corp.
FHA      Insured by Federal Housing Administration
FNMA     Insured by Federal National Mortgage Association
FSA      Insured by Federal Security Assurance
GO       General Obligation
GSL      Guaranteed Student Loans
MBIA     Insured by Municipal Bond Insurance Association
VA       Veterans Administration

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 MUNICIPAL BONDS (99.2%):
 Louisiana (99.2%):
 $  100     Alexandria, Utilities Revenue, 5.25%,
              5/1/11, FGIC........................  $    101
    150     Ascension Parish, Parish Wide School
              District, GO, 4.90%, 3/1/09,
              AMBAC...............................       151
  1,165     Ascension Parish, Gravity Drain, Sales
              & Use Tax Revenue, 5.40%, 12/1/07,
              Callable 12/1/06 @100, FGIC.........     1,204
  1,230     Ascension Parish, Gravity Drain, Sales
              & Use Tax Revenue, 5.50%, 12/1/08,
              Callable 12/1/06 @ 100, FGIC........     1,270
  2,500     Bastrop, Industrial Development Board,
              Pollution Control Revenue,
              International Paper Co. Project,
              6.90%, 3/1/07, Callable 3/1/02 @
              102.................................     2,663
    800     Baton Rouge, Public Improvements,
              Sales & Use Tax Revenue, 6.90%,
              8/1/01, Callable 8/1/99 @ 102,
              AMBAC...............................       818
    765     Baton Rouge, Public Improvements,
              Sales & Use Tax Revenue, 6.38%,
              8/1/09, Callable 8/1/01 @ 101.50,
              FSA.................................       811
    200     Baton Rouge, Sales & Use Tax Revenue,
              6.00%, 8/1/08, Prerefunded 8/1/01 @
              101.50, FSA.........................       211
    700     Bossier City, Public Improvements,
              Sales & Use Tax Revenue, 5.05%,
              11/1/11, Callable 11/1/07 @ 100,
              FGIC................................       693
    805     Bossier City, Public Improvements,
              Sales & Use Tax Revenue, Series ST,
              6.20%, 11/1/07, Callable 11/1/01 @
              102, AMBAC..........................       855
    400     Bossier City, Public Improvements,
              Sales & Use Tax Revenue, Series
              ST-1989, 6.88%, 11/1/06, Callable
              11/1/99 @ 101.50, FGIC..............       411
    400     Bossier City, Public Improvements,
              Sales & Use Tax Revenue, Series
              ST-1989, 6.88%, 11/1/07, Callable
              11/1/99 @ 101.50, FGIC..............       411
    550     Bossier City, Public Improvements,
              Sales & Use Tax Revenue, Series
              ST-1989, 6.88%, 11/1/08, Callable
              11/1/99 @ 101.50, FGIC..............       565
    350     Caddo Parish, GO, 5.00%, 2/1/05,
              MBIA................................       357
  1,415     Caddo Parish, GO, 5.25%, 2/1/06,
              Callable 2/1/05 @ 100, MBIA.........     1,452
    750     Caddo Parish, GO, 5.25%, 2/1/08,
              Callable 2/1/05 @ 100, MBIA.........       762

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  470     Caddo Parish, Industrial Development
              Board, Wal-Mart Stores, Inc.
              Project, 5.95%, 11/1/07, Callable
              11/1/00 @ 100.......................  $    474
     80     East Baton Rouge, Mortgage Financing
              Authority, Series B, 5.30%,
              10/1/14.............................        80
  1,000     East Baton Rouge, Mortgage Financing
              Authority, 5.13%, 10/1/18, Callable
              10/1/08 @ 101, FNMA/GNMA............       959
    340     East Baton Rouge Parish, Sales & Use
              Tax Revenue, 4.80%, 2/1/09, FGIC....       334
    500     East Baton Rouge Parish, Sales & Use
              Tax Revenue, 5.90%, 2/1/16, FGIC....       520
    500     East Baton Rouge Parish, Sales & Use
              Tax Revenue, Series ST, 5.80%,
              2/1/07, Callable 2/1/05 @ 101.50,
              FGIC................................       528
    845     East Baton Rouge Parish, Sales & Use
              Tax Revenue, Series ST, 5.80%,
              2/1/08, Callable 2/1/05 @ 101.50,
              FGIC................................       893
    910     East Baton Rouge Parish, Sales & Use
              Tax Revenue, Series ST, 5.80%,
              2/1/09, Callable 2/1/05 @ 101.50,
              FGIC................................       961
  1,085     East Baton Rouge Parish, Series ST,
              5.15%, 2/1/05, Callable 2/1/03 @
              101.50..............................     1,104
  1,000     East Baton Rouge Parish, Series ST,
              5.10%, 2/1/07, Callable 2/1/06 @
              101.50, FGIC........................     1,015
  2,280     East Baton Rouge Parish, Series ST-A,
              8.00%, 2/1/02, FGIC.................     2,478
  3,500     Government Facilities Revenue, 5.25%,
              12/1/18, AMBAC......................     3,444
    225     Gretna, Refunding -- Sales Tax
              Revenue, 5.20%, 6/1/06, AMBAC.......       228
  1,560     Houma Utilities Revenue, 6.13%,
              1/1/07, Callable 1/1/02 @ 102,
              FGIC................................     1,651
  1,000     Housing Finance Agency, Single Family
              Mortgage Revenue, 6.65%, 6/1/15,
              Callable 12/1/07 @ 104, GNMA/FNMA...     1,096
    220     Housing Finance Agency, Single Family
              Mortgage Revenue, Series A-1, 5.70%,
              6/1/15, Callable 6/1/05 @ 102.......       226
    770     Housing Finance Agency, Single Family
              Mortgage Revenue, Series B, 6.00%,
              6/1/15..............................       804
    480     Housing Finance Agency, Single Family
              Mortgage Revenue, Series D-2, AMT,
              6.10%, 12/1/11, Callable 12/1/06 @
              102.................................       510
  1,005     Iberia Home Mortgage Authority, Single
              Family Mortgage Revenue, 7.38%,
              1/1/11, Callable 7/1/03 @ 103.......     1,076

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  250     Iberville School District #5, 5.75%,
              10/1/03, FSA........................  $    262
    250     Jefferson Parish, Ad Valorem Property
              Tax, GO, Series A, 5.25%, 9/1/05,
              FGIC................................       258
  1,680     Jefferson Parish, Drain Sales Tax
              Revenue, 6.50%, 11/1/06, Prerefunded
              11/1/01 @ 100, AMBAC................     1,772
  2,000     Jefferson Parish, Hospital Services
              Revenue, 5.25%, 1/1/14, Callable
              1/1/09 @ 101........................     1,969
    300     Jefferson Parish, Hospital Services
              Revenue, District #1, 5.10%, 1/1/05,
              Callable 1/1/04 @ 102, FGIC.........       305
    100     Jefferson Parish, Hospital Services
              Revenue, District #1, 5.30%,
              12/1/07, Callable 1/1/04 @ 102,
              FGIC................................       102
    130     Jefferson Parish, Sales & Use Tax
              Revenue, 5.00%, 2/1/08, Callable
              2/1/06 @ 102, AMBAC.................       130
    700     Jefferson Parish, Sales & Use Tax
              Revenue, 5.00%, 2/1/13, Callable
              2/1/06 @ 102, AMBAC.................       683
    500     Jefferson Parish, School Board Sales &
              Use Tax Revenue, 6.05%, 2/1/02,
              MBIA................................       521
  1,100     Jefferson Parish, School Board Sales &
              Use Tax Revenue, 6.15%, 2/1/03,
              Callable 2/1/02 @ 102, MBIA.........     1,161
  2,060     Jefferson Parish, School Board Sales &
              Use Tax Revenue, 6.25%, 2/1/08,
              Callable 2/1/02 @ 102, MBIA.........     2,189
  2,070     Jefferson Parish, School Board Sales &
              Use Tax Revenue, 0.00%, 9/1/09,
              FSA.................................     1,233
  3,225     Jefferson, Sales Tax District, Special
              Tax Revenue, 6.75%, 12/1/06,
              Callable 12/1/02 @ 100, FGIC........     3,458
  1,445     Jefferson, Sales Tax District, Special
              Tax Revenue, 6.75%, 12/1/06,
              Prerefunded 12/1/02 @ 100, FGIC.....     1,558
  1,000     Jefferson, Sales Tax District, Special
              Tax Revenue, 0.00%, 12/1/13, FSA....       462
    855     Kenner, Sales & Use Tax Revenue,
              5.75%, 6/1/06, Callable 6/1/02 @
              103, FGIC...........................       895
    505     Lafayette Parish, Public Improvement
              Sales Tax Revenue, Series A, 4.90%,
              3/1/03, FGIC........................       513
    200     Lafayette Parish, Public Improvement
              Sales Tax Revenue, 5.50%, 3/1/07,
              Callable 3/1/03 @ 102, FGIC.........       206

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  250     Lafayette Parish, Public Power
              Authority, 5.00%, 11/1/06, Callable
              11/1/03 @ 102, AMBAC................  $    253
    510     Lafayette Parish, Public Power
              Authority, 5.30%, 11/1/07, Callable
              11/1/01 @ 102, AMBAC................       519
    250     Lafayette Parish, Public Power
              Authority, 5.25%, 11/1/09, Callable
              11/1/03 @ 102, AMBAC................       253
    575     Lafayette Parish, School Board Sales
              Tax Revenue, 4.88%, 4/1/04, FSA.....       584
    750     Lafourche Parish, Hospital Service,
              District #3, Hospital Revenue,
              5.50%, 10/1/04, Callable 10/1/03 @
              102.................................       768
    900     Lafourche Parish, School Improvements,
              GO, 5.00%, 2/1/16, Callable 2/1/08 @
              100, FSA............................       862
    650     Lafourche Parish, Water District #1,
              Water Revenue, 5.63%, 1/1/01........       662
    500     Lincoln Parish, School District #1,
              GO, Ruston, 6.20%, 3/1/03, Callable
              3/1/01 @ 100, MBIA..................       516
  1,465     Lincoln Parish, School District #1,
              GO, Ruston, 6.40%, 3/1/05, Callable
              3/1/01 @ 100, MBIA..................     1,516
    150     Louisiana State University,
              Agricultural & Mechanical College,
              5.40%, 7/1/05, Callable 7/1/04 @
              102, FGIC...........................       155
    250     Louisiana State University,
              Agricultural & Mechanical College,
              5.50%, 7/1/06, Callable 7/1/07 @
              102, FGIC...........................       260
    500     Louisiana State University,
              Agricultural & Mechanical College,
              5.75%, 7/1/14, Callable 7/1/04 @
              102, FGIC...........................       515
  1,580     Louisiana State University,
              Agricultural & Mechanical College,
              University Revenue, 6.00%, 7/1/07,
              Callable 7/1/06 @ 102, MBIA.........     1,696
  1,120     Louisiana State University,
              Agricultural & Mechanical College,
              University Revenue, 5.50%, 7/1/13,
              Callable 7/1/06 @ 102, MBIA.........     1,140
    100     Mandeville Water Utility Improvements,
              Ad Valorem Property Tax Revenue,
              5.15%, 2/1/10, Callable 2/1/04 @
              100.................................       101
  1,300     Monroe Parish, Special School
              District, GO, 7.00%, 3/1/02, MBIA...     1,384
  1,390     Monroe Parish, Special School
              District, GO, 7.00%, 3/1/03, MBIA...     1,505

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,230     Monroe Parish, Special School
              District, GO, 5.35%, 3/1/05, FGIC...  $  1,271
  1,320     Monroe Parish, Special School
              District, GO, 5.35%, 3/1/06,
              Callable 3/1/05 @ 100, FGIC.........     1,359
    500     Monroe Parish, Special School
              District, GO, 5.35%, 3/1/09,
              Callable 3/1/05 @ 100, FGIC.........       510
    190     Natchitoches Parish, School District
              #7, GO, 4.90%, 3/1/07, Callable
              3/1/03 @ 101, FSA...................       191
  1,000     New Orleans, GO, 5.50%, 12/1/18,
              FGIC................................     1,027
  1,000     New Orleans, 5.13%, 12/1/18, Callable
              12/1/07 @ 100, AMBAC................       964
  4,300     New Orleans Home Mortgage Authority,
              Revenue, 0.00%, 10/1/15, ETM, MBIA..     1,780
    500     New Orleans Home Mortgage, Special
              Obligation, 6.25%, 1/15/11, ETM.....       547
  1,215     New Orleans Sewer Service, Revenue,
              6.25%, 6/1/07, FGIC.................     1,322
  1,000     New Orleans Sewer Service, Revenue,
              5.25%, 6/1/11, Callable 6/1/07 @
              101, FGIC...........................     1,006
  1,500     New Orleans Sewer Service, Revenue,
              5.00%, 6/1/18, Callable 6/1/08 @
              101, MBIA...........................     1,434
  1,000     New Orleans, Audubon Park, Revenue,
              5.00%, 4/1/12, Callable 4/1/07 @
              101, MBIA...........................       981
    350     New Orleans, GO, 5.85%, 11/1/09,
              Prerefunded 11/1/05 @ 100, FGIC.....       375
  1,000     New Orleans, GO, 5.88%, 10/1/11,
              Callable 10/1/05 @ 101, AMBAC.......     1,058
  2,000     New Orleans, GO, 0.00%, 9/1/16,
              AMBAC...............................       783
  1,000     New Orleans, GO, 5.50%, 12/1/16,
              FGIC................................     1,031
  4,935     New Orleans, GO, 0.00%, 9/1/17,
              AMBAC...............................     1,822
  1,000     New Orleans, GO, Series B, 5.00%,
              12/1/12, Callable 12/1/08 @ 102,
              FSA.................................       975
    550     New Orleans, Public Improvement, GO,
              5.85%, 11/1/07, Prerefunded 11/1/05
              @ 100, FGIC.........................       589
    250     Orleans Parish School Board, Public
              School Capital Refinancing, 5.00%,
              12/1/05, MBIA.......................       255
    555     Orleans Parish School Board, Public
              School Capital Refinancing, 6.00%,
              6/1/09, MBIA........................       597
    250     Orleans Parish School District, GO,
              5.30%, 9/1/10, Callable 9/1/05 @
              100, MBIA...........................       253

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,000     Orleans Parish School District, GO,
              Series A, 5.13%, 9/1/13, Callable
              3/1/08 @ 100, MBIA..................  $    987
  1,000     Orleans Parish, Parishwide School
              District, Series A, 5.13%, 9/1/15,
              Callable 3/1/08 @ 100, MBIA.........       976
  1,000     Ouachita Parish, East Ouachita School
              District, GO, 5.00%, 3/1/19,
              Callable 3/1/09 @ 100, FGIC.........       951
  1,000     Ouachita Parish, Hospital Service
              District #1, Glenwood Regional
              Medical Center, Health Care Revenue,
              5.70%, 5/15/16, Callable 5/15/10 @
              100, FSA............................     1,022
  2,525     Ouachita Parish, Hospital Service
              District #1, Glenwood Regional
              Medical Center, Health Care Revenue,
              7.50%, 7/1/06, Callable 7/1/01 @
              102.................................     2,730
  1,015     Ouachita Parish, West Ouachita School
              District Revenue, 5.00%, 9/1/17,
              Callable 9/1/09 @ 102, MBIA.........       972
  2,000     Ouachita Parish, West Ouachita School
              District, Series A, 6.50%, 3/1/03,
              Callable 3/1/01 @ 102, FSA..........     2,112
  1,440     Plaquemines Parish, GO, 6.40%, 8/1/04,
              Callable 8/1/01 @ 102, AMBAC........     1,529
    420     Plaquemines Parish, Sales & Use Tax
              Revenue, 6.70%, 12/1/08, Prerefunded
              12/1/01 @ 102.......................       452
    410     Plaquemines Parish, Sales & Use Tax
              Revenue, 6.70%, 12/1/09, Prerefunded
              12/1/01 @ 102.......................       441
    605     Plaquemines Parish, School Board,
              Sales & Use Tax Revenue, 6.65%,
              3/1/05, Prerefunded 3/1/02 @ 102....       651
  1,850     Public Facilities Authority, Hospital
              Revenue, 5.00%, 10/1/14, Callable
              10/1/08 @ 102, FSA..................     1,773
    905     Public Facilities Authority, Hospital
              Revenue, 5.20%, 8/15/10, Callable
              8/15/09 @ 101.......................       876
  1,500     Public Facilities Authority, Hospital
              Revenue, 5.00%, 10/1/15, Callable
              10/1/08 @102, FSA...................     1,428
  2,180     Public Facilities Authority, Revenue,
              Alton Ochsner Medical Foundation,
              Series A, 6.30%, 5/15/04, Callable
              5/15/02 @ 102, MBIA.................     2,329

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  100     Public Facilities Authority, Revenue,
              Alton Ochsner Medical Foundation,
              6.00%, 5/15/17, Callable 5/15/02 @
              100, MBIA ..........................  $    103
  1,000     Public Facilities Authority, Revenue,
              Alton Ochsner Medical Project,
              5.75%, 5/15/11, Callable 5/15/02 @
              100, MBIA ..........................     1,034
    500     Public Facilities Authority, Revenue,
              Department of Public Safety, 4.90%,
              8/1/04, AMBAC.......................       505
    400     Public Facilities Authority, Revenue,
              Department of Public Safety, 5.00%,
              8/1/05, AMBAC.......................       405
  1,650     Public Facilities Authority, Revenue,
              Dillard University, 5.00%, 2/1/18,
              Callable 2/10/08 @ 102, AMBAC.......     1,568
  1,000     Public Facilities Authority, Revenue,
              Franciscan Missionaries, Series C,
              5.38%, 7/1/13, Callable 7/1/08 @
              101, MBIA...........................     1,003
  1,000     Public Facilities Authority, Revenue,
              Indexed Caps, 5.88%, 2/15/11,
              Callable 2/15/03 @ 102, FGIC........     1,049
    250     Public Facilities Authority, Revenue,
              Jefferson Parish, 4.85%, 8/1/06,
              Callable 8/1/04 @ 101, FGIC.........       251
    500     Public Facilities Authority, Revenue,
              Lafayette General Medic, 6.05%,
              10/1/04, Callable 10/1/02 @ 102,
              FSA.................................       535
  1,960     Public Facilities Authority, Revenue,
              Loyola University, 6.60%, 4/1/05,
              Callable 4/1/02 @ 102...............     2,097
  2,525     Public Facilities Authority, Revenue,
              Loyola University, 5.63%, 10/1/10,
              Callable 10/1/07 @ 102, MBIA........     2,633
    500     Public Facilities Authority, Revenue,
              Loyola University, Series A, 7.20%,
              10/1/00, Callable 10/1/99 @ 102.....       514
  1,135     Public Facilities Authority, Revenue,
              Mary Bird Perkins Cancer Center,
              5.50%, 1/1/04, FSA..................     1,173
  5,000     Public Facilities Authority, Revenue,
              Multi-Family, Series A, 0.00%,
              2/1/20, ETM.........................     1,594
    500     Public Facilities Authority, Revenue,
              Our Lady of Lake Region, 5.70%,
              12/1/04, Callable 12/1/01 @ 102,
              MBIA................................       528

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  390     Public Facilities Authority, Revenue,
              Our Lady of Lake Region, 5.90%,
              12/1/06, Callable 12/1/01 @ 102,
              MBIA................................  $    413
    945     Public Facilities Authority, Revenue,
              Pendelton Memorial Methodist
              Hospital, 5.00%, 6/1/08.............       918
  7,500     Public Facilities Authority, Revenue,
              Series B, 0.00%, 12/1/19, ETM.......     2,448
  2,145     Public Facilities Authority, Revenue,
              Tulane University, 6.25%, 7/15/06,
              Callable 7/15/01 @ 102..............     2,263
    735     Public Facilities Authority, Revenue,
              Tulane University, 5.55%, 10/1/07,
              Callable 10/1/06 @ 102, AMBAC.......       769
  1,605     Public Facilities Authority, Revenue,
              Tulane University, 5.75%, 10/1/09,
              Callable 10/1/06 @ 102, AMBAC.......     1,691
    300     Public Facilities Authority, Revenue,
              Tulane University, Series A, 7.50%,
              5/15/00.............................       304
    225     Public Facilities Authority, Revenue,
              Tulane University, Series A-1,
              5.80%, 2/15/04, Callable 2/15/03 @
              102, FGIC...........................       236
  1,235     Public Facilities Authority, Revenue,
              Women's Hospital Foundation, 6.85%,
              10/1/05, Prerefunded 10/1/02 @
              102.................................     1,348
    730     Public Facilities Authority, Revenue,
              Women's Hospital Foundation, 5.40%,
              10/1/05, Callable 10/1/04 @ 102,
              FGIC................................       754
  1,715     Public Facilities Authority, Revenue,
              Women's Hospital Foundation, 5.50%,
              10/1/06, Callable 10/1/04 @ 102,
              FGIC................................     1,779
    500     Public Facilities Authority, Revenue,
              Women's Hospital Foundation, 6.00%,
              10/1/10, FSA........................       534
  2,000     Public Facilities Authority, Revenue,
              Xavier University of Louisiana,
              5.13%, 9/1/12, Callable 9/1/07 @
              102, MBIA...........................     1,983
  1,475     Rapides Parish, School District #11,
              Rigolette-Series 1990, GO, 6.95%,
              2/1/02, Prerefunded 2/1/00 @ 100,
              FGIC................................     1,504
  1,000     Shreveport, Certificates of
              Indebtedness, Revenue, Series A,
              5.50%, 10/1/12, Callable 10/1/09 @
              102, AMBAC..........................     1,017
    480     Shreveport, GO, 6.20%, 3/1/02,
              Prerefunded 3/1/01 @ 100, AMBAC.....       497
    480     Shreveport, GO, 5.90%, 2/1/07,
              Callable 2/1/03 @ 100...............       504

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  265     Shreveport, GO, 5.15%, 2/1/09,
              Callable 2/1/05 @ 100, AMBAC........  $    267
  1,000     Shreveport, GO, 5.00%, 3/1/18,
              Callable 3/1/09 @ 100,..............       956
    200     Shreveport, GO, Public Improvements,
              Ad Valorem Property Tax Revenue,
              4.75%, 12/1/09, Callable 12/1/03 @
              100.................................       194
    930     Shreveport, Water & Sewer Revenue,
              Series A, 7.75%, 12/1/02, FGIC......     1,028
    500     Shreveport, Water & Sewer Revenue,
              Series A, 6.25%, 12/1/03, FGIC......       535
  1,000     Shreveport, Water and Sewer Revenue,
              Series A, 5.25%, 12/1/13, Callable
              12/1/04 @ 102, FGIC.................     1,002
    200     Slidell, GO, 4.90%, 3/1/09, Callable
              3/1/06 @ 100, AMBAC.................       198
    400     Slidell, GO, 5.00%, 3/1/13, Callable
              3/1/06 @ 100, AMBAC.................       390
    100     Slidell, Sales & Use Tax Revenue,
              Public Improvement, Series B, 5.20%,
              10/1/05, Callable 10/1/03 @ 101.....       103
    200     Slidell, Sales & Use Tax Revenue,
              Public Improvement, Series B, 5.40%,
              10/1/07, Callable 10/1/03 @ 101.....       206
  1,000     South Port Community, Port Revenue,
              Cargill, Inc., Project, 5.85%,
              4/1/17, Callable 4/1/07 @ 102.......     1,024
    200     St. Bernard Parish, School Board
              Refunding, 4.90%, 5/1/10, Callable
              5/1/05 @ 100, MBIA..................       197
    500     St. Charles Parish, Public
              Improvements, Sales Tax Revenue,
              Series St-96, 5.00%, 12/1/06,
              Callable 11/1/05 @ 101, MBIA........       508
    750     St. Charles Parish, Public
              Improvements, Sales Tax Revenue,
              6.60%, 11/1/07, Callable 11/1/99 @
              102.................................       772
  2,350     St. Charles Parish, School District
              #1, GO, 6.45%, 3/1/06, Callable
              3/1/02 @ 100, AMBAC.................     2,481
     85     St. James Parish, GO, Ad Valorem
              Property Tax Revenue, 4.80%,
              3/1/05..............................        86
     75     St. James Parish, GO, Ad Valorem
              Property Tax Revenue, 5.20%,
              3/1/08..............................        76
    870     St. John Baptist Parish, School
              District #1, GO, 6.25%, 3/1/05,
              Prerefunded 3/1/02 @ 100............       912
    250     St. Tammany Parish, School Board Sales
              & Use Tax Revenue, 5.75%, 4/1/03,
              Callable 4/1/02 @ 102, FGIC.........       261

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  200     St. Tammany Parish, School District
              #12, 6.50%, 3/1/05, Prerefunded
              3/1/01 @100, FGIC...................  $    208
    250     St. Tammany Parish, Sales & Use Tax
              Revenue, 5.75%, 4/1/06, Callable
              4/1/02 @ 102, FGIC..................       262
  1,815     St. Tammany Parish, Hospital Service,
              District #1, Hospital Revenue,
              6.30%, 7/1/07, Callable 7/1/02 @
              102.................................     1,942
  1,000     St. Tammany Parish, Justice Complex,
              Sales Tax Revenue, 5.00%, 4/1/13,
              Callable 4/1/08 @ 102, FGIC.........       975
  1,225     St. Tammany Parish, Public Financing
              Authority Revenue, Christwood
              Project, 5.25%, 11/15/08............     1,187
  4,000     St. Tammany Parish, Public Financing
              Authority, Revenue, 0.00%, 7/20/14,
              FNMA................................     1,833
  1,000     St. Tammany Parish, Sales & Use Tax
              Revenue, District #3, Series A,
              6.50%, 12/1/02, Callable 12/1/99 @
              102, FGIC...........................     1,032
    750     St. Tammany Parish, Sales & Use Tax
              Revenue, District #3, Series A,
              6.50%, 12/1/05, Callable 12/1/99 @
              102, FGIC...........................       774
  2,530     St. Tammany Parish, Sales & Use Tax
              Revenue, Justice Complex, 5.00%,
              4/1/12, Callable 4/1/08 @ 102,
              FGIC................................     2,482
  3,300     Stadium & Exposition District, Hotel
              Occupancy Tax & Stadium Revenue,
              Series B, 5.25%, 7/1/17, Callable
              7/1/09 @ 102, FGIC..................     3,242
  1,665     Stadium & Exposition District, Hotel
              Occupancy Tax & Stadium Revenue,
              Series A, 5.65%, 7/1/07, Callable
              7/1/04 @ 102, FGIC..................     1,779
    500     State Energy & Power Authority
              Revenue, 6.00%, 1/1/13, Callable
              1/1/01 @ 100, FGIC..................       513
  1,500     State Gas & Fuels Tax Revenue, Series
              A, 7.25%, 11/15/04, Callable
              11/15/99 @ 102......................     1,551
  1,000     State GO, 5.38%, 8/1/04, FGIC.........     1,064
    250     State GO, Series A, 6.00%, 8/1/04,
              FGIC................................       258
    500     State GO, Series A, 5.50%, 5/15/05,
              MBIA................................       521
    400     State GO, 5.38%, 8/1/05, MBIA.........       415
  1,000     State GO, Series A, 6.00%, 5/1/07,
              Prerefunded 5/1/04 @ 102, AMBAC.....     1,082
    750     State GO, Series A, 5.60%, 5/15/07,
              Callable 5/15/05 @ 102, MBIA........       786

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  250     State GO, 5.60%, 8/1/07, MBIA.........  $    262
  1,000     State GO, 5.13%, 4/15/08, Callable
              4/15/07 @ 102, FGIC.................     1,012
    250     State GO, Series A, 5.70%, 5/15/08,
              Callable 5/15/05 @ 100, MBIA........       262
    250     State GO, 5.60%, 8/1/08, MBIA.........       261
  3,000     State GO, Series A, 6.50%, 4/15/06,
              FGIC................................     3,293
    430     State GO, Series A, 6.00%, 5/1/08,
              Prerefunded 5/1/04 @ 102, AMBAC.....       465
  2,875     State GO, Series A, 5.80%, 8/1/10,
              MBIA................................     3,050
    500     State GO, Series A, 6.10%, 5/1/11,
              Prerefunded 5/1/04 @ 102, AMBAC.....       543
  3,000     State GO, Series B, 5.63%, 8/1/13,
              MBIA................................     3,137
    500     State Miscellaneous Taxes Refunding
              Bond, Series A, 5.70%, 8/1/08,
              MBIA................................       527
    500     State Offshore Terminal Authority,
              Deepwater Port Revenue, 1st Stage,
              Series B, 6.10%, 9/1/02.............       523
  1,325     State Offshore Terminal Authority,
              Deepwater Port Revenue, 1st Stage,
              Series B, 6.25%, 9/1/04.............     1,416
  2,430     State Public Facility Authority,
              Series A-2, 5.05%, 11/15/13,
              Callable 11/15/07 @ 102, MBIA.......     2,380
  1,495     State Refunding, Series A, 4.88%,
              4/15/13, Callable 4/15/08 @ 101.....     1,431

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,435     Tangipahoa Parish, Consolidated School
              District #1, GO, 6.15%, 12/1/07,
              Callable 12/1/02 @ 100..............  $  1,506
  1,250     Tangipahoa Parish, Hospital Service
              District #1, Hospital Revenue,
              6.13%, 2/1/14, Callable 2/1/04 @
              102, AMBAC..........................     1,328
  1,000     Terrebonne Parish, Hospital Service
              District #1, 5.20%, 4/1/13, Callable
              4/1/08 @ 102, AMBAC.................       977
    690     Terrebonne Parish, Waterworks District
              #1, Water Revenue, 5.70%, 11/1/06,
              Callable 11/1/03 @ 102, FGIC........       726
    500     Terrebonne Parish, Waterworks District
              #1, Water Revenue, 5.75%, 11/1/08,
              Callable 11/1/03 @ 102, FGIC........       529
                                                    --------
                             Total Municipal Bonds   191,525
                                                    --------
                     INVESTMENT COMPANIES (0.0%):
      3     One Group Municipal Money Market Fund,
              Class I.............................         3
      0     Provident Municipal Cash Fund (b).....         0
                                                    --------
                        Total Investment Companies         3
                                                    --------
                          Total (Cost $187,840)(a)  $191,528
                                                    ========

------------

Percentages indicated are based on net assets of $193,118.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 5,154
                   Unrealized depreciation......................   (1,466)
                                                                  -------
                   Net unrealized appreciation..................  $ 3,688
                                                                  =======

(b) Rounds to less than 1,000.

AMBAC    Insured by AMBAC Indemnity Corp.
AMT      Alternative Minimum Tax Paper
BIG      Insured by Bond Insurance Guarantee
ETM      Escrowed to Maturity
FGIC     Insured by Federal Guarantee Insurance Corp.
FNMA     Insured by Federal National Mortgage Association
FSA      Insured by Federal Security Assurance
GNMA     Insured by Government National Mortgage Association
GO       General Obligation
MBIA     Insured by Municipal Bond Insurance Association
OID      Original Issue Discount

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Michigan Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS (94.7%):
Michigan (92.6%):
 $5,500     Birmingham City School District, GO,
              School Improvements, 5.00%,
              11/1/20, Callable 11/1/07 @ 100,
              FSA................................  $  5,193
  3,080     Bishop International Airport
              Authority, Series B, Revenue Bond,
              5.13%, 12/1/17, ACA................     2,890
 10,000     Brighton Area School District, 0.00%,
              5/1/15, AMBAC......................     4,241
  4,500     Caledonia Community Schools, GO,
              5.85%, 5/1/22, Callable 5/1/07 @
              100, MBIA..........................     4,831
  1,575     Chelsea Economic Development Corp.,
              Revenue, 5.40%, 11/15/18, Callable
              11/15/08 @ 101.....................     1,483
  2,000     Chelsea Economic Development Corp.,
              Revenue, 5.40%, 11/15/27, Callable
              11/15/08 @ 101.....................     1,850
  1,730     Chippewa County Hospital Finance,
              5.63%, 11/1/14, Callable 11/1/07
              @102...............................     1,691
  5,000     Clarkston Community School, 5.75%,
              5/1/16, Prerefunded 5/1/05 @ 101,
              FGIC...............................     5,344
  2,355     Clarkston Community Schools, 5.25%,
              5/1/17.............................     2,327
  2,500     Comstock Park Public School, 5.50%,
              5/1/21, Callable 5/1/06 @ 100,
              FSA................................     2,502
  1,430     Dearborn Economic Development Corp.,
              Hospital Revenue, Oakwood
              Obligation Group, Series A, 5.25%,
              11/15/05, FGIC.....................     1,476
  1,690     Dearborn Economic Development Corp.,
              Hospital Revenue, Oakwood
              Obligation Group, Series A, 5.60%,
              11/15/08, Callable 11/15/05 @ 102,
              FGIC...............................     1,763
  1,560     Dearborn Economic Development Corp.,
              Hospital Revenue, Oakwood
              Obligation Group, Series A, 5.60%,
              11/15/09, Callable 11/15/05 @ 102,
              FGIC...............................     1,628
  1,830     Dearborn Sewage Disposal System,
              Revenue, Series A, 5.13%, 4/1/14,
              Callable 4/1/04 @ 101, MBIA........     1,806
  3,850     Detroit Local Development Finance
              Authority, Refunded Tax Increment
              Senior, Series A, 5.38%, 5/1/18,
              Callable 5/1/07 @ 101.50...........     3,774
  1,410     Detroit Local Development Finance
              Authority, Refunded Tax Increment
              Senior, Series A, 5.38%, 5/1/21,
              Callable 5/1/07 @ 101.50...........     1,383

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $2,000     Detroit Sewage Disposal System,
              Revenue, Refunding, Series B,
              6.00%, 7/1/10, MBIA................  $  2,162
  8,000     Detroit Sewage Disposal, Revenue,
              5.25%, 7/1/15......................     7,961
  1,800     Detroit Wayne County Stadium
              Authority, Public Improvements,
              5.50%, 2/1/17, Callable 2/1/07 @
              102, FGIC..........................     1,819
  2,000     Dexter Community School, GO, 5.80%,
              5/1/19, Callable 5/1/03 @ 102......     2,061
  4,000     Dickinson County, Economic
              Development Corp., Pollution
              Control Revenue, 5.85%, 10/1/18,
              Callable 10/1/03 @ 102.............     4,027
  2,100     East China School District, GO,
              5.00%, 5/1/15, Callable 5/1/08 @
              100, FGIC..........................     2,021
  1,625     East China School District, GO,
              5.00%, 5/1/16, Callable 5/1/08 @
              100, FGIC..........................     1,556
  4,000     Eastern Michigan University, Revenue,
              6.38%, 6/1/14, Callable 6/1/02 @
              101, AMBAC.........................     4,238
  1,000     Ferndale School District, 5.50%,
              5/1/11, Callable 5/1/05 @ 101,
              FGIC...............................     1,025
  2,500     Ferris State University, Revenue,
              5.75%, 10/1/17, Prerefunded 4/1/07
              @101, AMBAC........................     2,684
  5,000     Ferris State University, Revenue,
              5.85%, 10/1/22, Prerefunded 4/1/07
              @ 101, AMBAC.......................     5,399
  3,000     Grand Haven, Electric Revenue, 5.25%,
              7/1/08, MBIA.......................     3,075
  2,000     Grand Rapids Water Supply, Revenue,
              6.25%, 1/1/11, Callable 1/1/01 @
              102, FGIC..........................     2,093
  4,400     Hancock Hospital Finance Authority,
              Revenue, 5.45%, 8/1/47, Callable
              8/1/08 @ 100, MBIA.................     4,423
  1,550     Higher Education Facilities
              Authority, Revenue, Calvin College
              Project, 5.55%, 6/1/17, Callable
              6/1/08 @ 101.......................     1,507
  2,515     Higher Education Hope College, 5.40%,
              10/1/20, Callable 10/01/09 @ 100...     2,442
  7,860     Higher Education Student Loan
              Authority, Revenue, AMT, Student
              Loan -- Series XVII-B, 5.40%,
              6/1/18, Callable 6/1/08 @ 101,
              AMBAC..............................     7,709

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Michigan Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $1,000     Higher Education Student Loan
              Authority, Revenue, AMT, Student
              Loan XVII-A Conv, 5.75%, 6/1/13,
              Callable 6/1/06 @ 102, AMBAC.......  $  1,027
  2,500     Housing Development Authority, Rental
              Housing Revenue, Series B, 5.10%,
              10/1/19, Callable 4/1/09 @ 101.....     2,432
  1,000     Huron Valley School District, 5.88%,
              5/1/16, Prerefunded 5/1/07 @ 100,
              FGIC...............................     1,075
  1,250     Kalamazoo Economic Development,
              Revenue, 6.13%, 5/15/12, Callable
              5/15/07 @ 102......................     1,292
    600     Kalamazoo Economic Development,
              Revenue, 6.13%, 5/15/17, Callable
              5/15/07 @ 102......................       618
  1,000     Kalamazoo Hospital Finance Authority,
              Revenue, Borgess Medical Center,
              Series A, 5.25%, 6/1/17, Callable
              6/1/04 @ 102, FGIC.................       970
  3,685     Lake Orion Community School District,
              6.00%, 5/1/10, Callable 5/1/05 @
              101, AMBAC.........................     3,905
  1,000     Lake Orion Community School District,
              5.80%, 5/1/15, Callable 5/1/05 @
              101, AMBAC.........................     1,041
  4,150     Lake Orion Community School District,
              GO, 5.13%, 5/1/23, Callable 5/1/08
              @ 100, FGIC........................     3,960
  3,250     Lanse Creuse Public Schools, 5.25%,
              5/1/15.............................     3,253
  1,000     Lansing Building Authority, 6.00%,
              6/1/05, Callable 6/1/00 @ 102,
              AMBAC..............................     1,044
  1,330     Livingston County, Building
              Authority, GO, 5.80%, 7/1/08.......     1,420
  2,100     Livonia Public School District,
              Series I, 6.25%, 5/1/03, Callable
              5/1/02 @ 102.......................     2,234
  3,000     Livonia Public School District,
              Series I, 6.30%, 5/1/22,
              Prerefunded 5/1/02 @ 102...........     3,219
  1,000     Livonia Public School District, GO,
              5.50%, 5/1/14, Callable 5/1/03 @
              102, FGIC..........................     1,012
  1,175     Mason Public School District, GO,
              5.40%, 5/1/09, Callable 5/1/05 @
              101.50, FGIC.......................     1,209
  1,075     Mason Public School District, GO,
              5.50%, 5/1/10, Callable 5/1/05 @
              101.50, FGIC.......................     1,108
  2,455     Michigan State, Environmental
              Protection Program, GO, 5.40%,
              11/1/19, Callable 11/1/05 @ 101....     2,456

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $2,000     Michigan State University, Revenue,
              General Series A, 6.25%, 8/15/15,
              Prerefunded 8/15/02 @ 101..........  $  2,132
  1,145     Municipal Bond Authority, Revenue,
              Series A, 5.70%, 8/1/07, Callable
              2/1/03 @ 102.......................     1,188
  1,500     Municipal Bond Authority, Revenue,
              Local Government Loan Program,
              Series A, 6.00%, 12/1/13, Callable
              12/1/04 @ 102, FGIC................     1,595
  1,650     Municipal Bond Authority, Revenue,
              5.25%, 12/1/13.....................     1,655
  2,500     Municipal Bond Authority, Revenue,
              5.40%, 10/1/14, Callable 10/1/03 @
              102................................     2,506
  1,970     Muskegon Public Schools, GO, 5.25%,
              5/1/16, Callable 5/1/04 @ 100,
              FGIC...............................     1,943
 10,000     Oakland County Economic Development
              Corp., Revenue, 5.00%, 11/1/17,
              Callable 11/1/08 @ 101.............     9,543
  4,185     Oakland County Economic Development
              Corp., Revenue, 5.63%, 6/1/19,
              Callable 6/1/07 @ 102, LOC: First
              of America Bank....................     4,186
  3,000     Oakland County Education, Revenue,
              6.38%, 11/1/14, Prerefunded 11/1/04
              @ 100..............................     3,271
  4,075     Ottawa County, GO, 6.00%, 8/1/08,
              Callable 8/1/02 @ 101..............     4,298
  1,200     Paw Paw Public School District, GO,
              6.50%, 5/1/09, FGIC................     1,336
  2,000     Plymouth Canton Community School
              District, GO, 5.38%, 5/1/06,
              Callable 5/1/03 @ 102, AMBAC.......     2,068
  1,750     Rockford Public Schools, 5.88%,
              5/1/12, Callable 5/1/02 @ 102......     1,838
  2,930     Rockford Public Schools, GO, 5.25%,
              5/1/22, Callable 5/1/07 @ 100,
              FGIC...............................     2,844
  4,755     Romulus Community Schools, GO, 0.00%,
              5/1/18, FGIC.......................     1,692
  6,070     Royal Oak Hospital Finance Authority,
              Revenue, 6.25%, 1/1/10.............     6,609
  5,000     Royal Oak Hospital Finance Authority,
              Revenue, 5.60%, 11/15/11, Callable
              11/15/03 @ 102.....................     5,134
  2,000     Saginaw Hospital Finance Authority,
              Revenue, Series C, St. Lukes
              Hospital, 6.75%, 7/1/06, Callable
              7/1/01 @ 102, MBIA.................     2,133
  2,385     Southgate, Michigan GO, 5.00%,
              5/1/16.............................     2,284

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Michigan Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $2,500     State Building Authority, Revenue,
              Refunding, Series 1, 6.00%,
              10/1/02, AMBAC.....................  $  2,629
  3,820     State Building Authority, Revenue,
              5.00%, 10/1/06.....................     3,884
 12,370     State GO, School Loan, 5.00%,
              12/1/16, Callable 12/1/08 @ 100....    11,971
 13,010     State GO, 5.00%, 12/1/17, Callable
              12/1/08 @ 100......................    12,517
  2,035     State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series T, 5.25%, 8/15/09, Callable
              8/15/07 @ 101, MBIA................     2,050
  3,000     State Hospital Finance Authority,
              Revenue, Henry Ford Health System,
              6.00%, 9/1/11, Callable 9/1/02 @
              102, AMBAC.........................     3,171
  5,840     State Hospital Finance Authority,
              Revenue, 5.38%, 7/1/12, Callable
              7/1/05 @ 102, FSA..................     5,848
  2,000     State Hospital Finance Authority,
              Revenue, 5.25%, 3/1/14, Callable
              3/1/04 @ 102.......................     1,937
  3,795     State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series U, 5.63%, 8/15/16, Callable
              8/15/07 @ 101......................     3,841
  1,000     State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series R, 5.38%, 8/15/16, Callable
              8/15/06 @ 101, AMBAC...............       988
  8,125     State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series W, 5.25%, 8/15/17, Callable
              8/15/07 @ 101, FSA.................     7,953
  1,250     State Hospital Finance Authority,
              Revenue, Henry Ford, First
              Mortgage, Series B, 9.00%,
              5/1/04.............................     1,423
  1,000     State Hospital Financial Authority,
              St. John Health System -- Series A,
              5.00%, 5/15/18, Callable 5/15/08 @
              101................................       939
  1,725     State Housing Development Authority,
              Revenue, Parkway Meadows Project,
              6.63%, 10/15/06, Callable 10/15/02
              @ 103, FSA.........................     1,859
  1,000     State Housing Development Authority,
              Revenue, Series A, 5.63%, 10/1/10,
              Callable 4/1/07 @ 102..............     1,035
  2,450     State Housing Development Authority,
              Revenue, Series C, 6.38%, 12/1/11,
              Callable 12/1/04 @ 102, FHA........     2,600

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $4,750     State Housing Development Authority,
              Revenue, Series A, 6.00%, 12/1/15,
              Callable 6/1/06 @ 102, FHA.........  $  4,946
  2,415     State Housing Development Authority,
              Revenue, Series A, 5.88%, 10/1/17,
              Callable 4/1/03 @ 102, AMBAC.......     2,516
  2,415     State Housing Development Authority,
              Revenue, Series A, 6.05%, 12/1/17,
              Callable 6/1/06 @ 102, FHA.........     2,514
  2,250     State Housing Development Authority,
              Revenue, Series B, AMT, 5.20%,
              12/1/18, Callable 11/1/08 @ 101,
              AMBAC..............................     2,165
  1,995     State Housing Development Authority,
              Revenue, Series B, 6.95%, 12/1/20,
              Callable 12/1/01 @ 102.............     2,085
  2,165     State Housing Development Authority,
              Revenue, Series B, AMT, 6.20%,
              6/1/27, Callable 6/1/06 @ 102,
              FHA................................     2,276
  2,000     State Housing Development Authority,
              Revenue, Series D, 5.95%, 12/1/16,
              Callable 12/1/06 @ 102.............     2,074
  4,000     State Housing Representatives
              Certificate of Participation,
              Capital Appreciation, 0.00%,
              8/15/24............................       993
  2,170     State Strategic Fund, Revenue,
              Refunded, Hope Network Project,
              Series B, 5.25%, 9/1/13, Callable
              9/1/08 @ 102, LOC: First of America
              Bank...............................     2,087
  1,250     State Strategic Fund, Revenue, Porter
              Hills Presbyterian Village, 5.30%,
              7/1/18, Callable 7/1/08 @ 101......     1,182
  1,000     State Strategic Fund, Revenue,
              College of Detroit Fund, 7.00%,
              5/1/21, AMBAC......................     1,210
  1,500     State Strategic Waste Management,
              5.20%, 4/1/10......................     1,488
  3,200     State Trunk Line, Series A, 5.40%,
              10/1/01............................     3,289
  2,900     State Trunk Line, Revenue, Series A,
              5.75%, 10/1/12, Callable 10/1/02 @
              100................................     3,007
  3,375     Thorn Apple Kellogg School, GO,
              5.38%, 5/1/22, Callable 5/1/05 @
              101, FGIC..........................     3,344
  2,400     Traverse City Area Public School,
              5.70%, 5/1/12, Prerefunded 5/1/05 @
              101, MBIA..........................     2,559
  3,600     University of Michigan, Hospital,
              Revenue, Series A, 5.75%, 12/1/12,
              Callable 12/1/02 @ 102.............     3,724

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Michigan Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $2,000     University of Michigan, Revenue,
              Medical Service Plan, 6.20%,
              12/1/03, Prerefunded 12/1/01 @
              102................................  $  2,134
  2,130     University of Michigan, Revenue,
              Medical Service Plan, 6.30%,
              12/1/04, Prerefunded 12/1/01 @
              102................................     2,277
  1,015     University of Michigan, Revenue,
              Medical Service Plan, 6.20%,
              4/1/15, Prerefunded 12/1/01 @
              102................................     1,010
  2,000     Wayne State University, Revenue,
              5.50%, 11/15/07, Callable 11/15/03
              @ 101, AMBAC.......................     2,068
  5,250     Western Michigan University, Revenue,
              5.13%, 11/15/22, Callable 11/15/07
              @ 100, FGIC........................     5,012
  3,100     Wyoming Public Schools, GO, 5.13%,
              5/1/23, Callable 5/1/08 @ 100,
              FGIC...............................     2,958
                                                   --------
                                                    313,477
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Puerto Rico (2.1%):
 $2,195     GO Unlimited, 6.25%, 7/1/12, MBIA....  $  2,454
  3,280     GO Unlimited, 5.75%, 7/1/17, Callable
              7/1/07 @ 101.5.....................     3,436
  1,480     GO Unlimited, 0.00%, 7/1/17, MBIA....       578
  2,000     Highway & Transportation Authority
              Revenue, 0.00%, 7/1/17, AMBAC......       781
                                                   --------
                                                      7,249
                                                   --------
  Total Municipal Bonds                             320,726
                                                   --------
WEEKLY DEMAND NOTES (0.9%):
Michigan (0.9%):
  3,000     Detroit, Sewer Revenue, 3.30%,
              7/1/23, MBIA*......................     3,000
                                                   --------
  Total Weekly Demand Notes                           3,000
                                                   --------
INVESTMENT COMPANIES (3.5%):
  4,539     One Group Michigan Municipal Money
              Market Fund, Class I...............     4,539
  7,257     Provident Municipal Cash Fund........     7,258
                                                   --------
  Total Investment Companies                         11,797
                                                   --------
Total (Cost $332,161)(a)                           $335,523
                                                   ========

------------

Percentages indicated are based on net assets of $338,433.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 7,242
                   Unrealized depreciation......................   (3,880)
                                                                  -------
                   Net unrealized appreciation..................  $ 3,362
                                                                  =======

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1999.

ACA        American Capital Access
AMBAC      Insured by AMBAC Indemnity Corp.
AMT        Alternative Minimum Tax
ETM        Escrowed to Maturity
FGIC       Insured by Federal Guarantee Insurance Corp.
FHA        Insured by Federal Housing Administration
FSA        Insured by Federal Security Assurance
GO         General Obligation
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS (97.2%):
California (0.2%):
 $1,715     San Marcos, Public Facilities
              Authority, Public Facilities
              Revenue, 0.00%, 1/1/19..............  $    592
                                                    --------
Colorado (0.9%):
  2,810     El Paso County, Single Family Mortgage
              Revenue, Series A, 0.00%, 5/1/15,
              ETM.................................     1,190
  2,350     Housing Finance Authority, Single
              Family Mortgage Revenue, 0.00%,
              9/1/14, ETM.........................     1,040
                                                    --------
                                                       2,230
                                                    --------
Georgia (0.3%):
  3,000     Richmond County, Development Authority
              Revenue, GO, 0.00%, 12/1/21.........       684
                                                    --------
Kansas (0.4%):
  1,000     Kansas City, Single Family Mortgage
              Revenue, Series 1983 A, 0.00%,
              12/1/14, ETM........................       437
  1,390     Saline County, Single Family Mortgage
              Revenue, Series 1983 A, 0.00%,
              12/1/15, ETM........................       571
                                                    --------
                                                       1,008
                                                    --------
Massachusetts (0.5%):
    360     State GO, Series C, 6.75%, 8/1/09,
              Callable 8/1/01 @ 102, AMBAC........       385
    640     State GO, Series C, 6.75%, 8/1/09,
              Prerefunded 8/1/01 @ 102, AMBAC.....       687
                                                    --------
                                                       1,072
                                                    --------
Mississippi (0.4%):
  3,000     Home Corp., Single Family Mortgage
              Revenue, 0.00%, 9/15/16, Callable
              3/15/04 @ 41.70, ETM................     1,016
                                                    --------
Missouri (0.5%):
  1,000     State Health, Series AA, 6.40%,
              6/1/10, MBIA........................     1,114
                                                    --------
Ohio (93.1%):
  1,000     Adams County, School District, GO,
              5.45%, 12/1/08, Callable 12/1/05 @
              102, MBIA...........................     1,040
  1,045     Akron Sewer Systems, Sewer Revenue,
              5.30%, 12/1/05, MBIA................     1,087
  1,000     Akron Sewer Systems, Sewer Revenue,
              5.65%, 12/1/08, Callable 12/1/06 @
              101, MBIA...........................     1,053
  1,070     Akron Sewer Systems, Sewer Revenue,
              5.50%, 12/1/12, FGIC................     1,113
  1,030     Akron Sewer Systems, Sewer Revenue,
              5.38%, 12/1/13, FGIC................     1,057

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,000     Akron, Bath, Copley Hospital Revenue,
              7.45%, 11/15/20, Prerefunded
              11/15/00 @ 102, AMBAC...............  $  1,068
  1,000     Allen County, Justice Center, GO,
              7.00%, 12/1/15, Prerefunded 12/1/01
              @ 101, AMBAC........................     1,077
  1,280     Belmont County, Health Systems
              Revenue, Regional Hospital, 5.25%,
              1/1/08, ACA.........................     1,287
  3,000     Bexley School District, GO, 6.50%,
              12/1/16, Prerefunded 12/1/01 @
              102.................................     3,221
  1,000     Big Walnut School District, GO, 7.30%,
              6/1/15, Prerefunded 6/1/01 @ 102,
              AMBAC...............................     1,078
    250     Big Walnut School District, GO, 5.10%,
              12/1/15, Callable 12/1/07 @ 101,
              AMBAC...............................       249
    725     Bowling Green State University, 5.65%,
              6/1/11, Callable 6/1/06 @ 101,
              AMBAC...............................       754
  1,000     Butler County Sewer Systems, Sewer
              Revenue, 5.00%, 12/1/16, Callable
              12/1/09 @ 101, FGIC.................       968
  1,000     Butler County, Hospital Facilities
              Revenue, 6.75%, 11/15/10, Callable
              11/15/01 @ 102, FGIC................     1,072
  1,475     Butler County, Hospital Facilities
              Revenue, 4.75%, 11/15/18, Callable
              11/15/08 @ 101......................     1,309
  1,000     Canton Improvements, 5.00%, 12/1/18,
              Callable 6/1/09 @ 101, AMBAC........       961
    750     Cincinnati, GO, 6.75%, 12/1/00........       781
  2,775     Clermont County Waterworks, Water
              Revenue, 6.63%, 12/1/15, Prerefunded
              12/1/01 @ 102, AMBAC................     2,991
  1,000     Cleveland Airport Systems Revenue,
              Series A, AMT, 5.13%, 1/1/13,
              Callable 1/1/08 @ 101, FSA..........       974
  4,500     Cleveland Public Power System, Power
              Revenue, 6.40%, 11/15/06,
              Prerefunded 11/15/04 @ 102, MBIA....     4,986
  3,000     Cleveland Public Power System, Power
              Revenue, 0.00%, 11/15/11, MBIA......     1,580
  1,630     Cleveland Public Power System, Power
              Revenue, 5.25%, 11/15/14, Callable
              11/15/08 @ 101, MBIA................     1,631
  1,000     Cleveland Stadium Project, 5.25%,
              11/15/12, Callable 11/15/07 @ 102,
              AMBAC...............................       999

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,850     Cleveland Waterworks, Water Revenue,
              Series F-92B, 6.25%, 1/1/06,
              Callable 1/1/02 @ 102, AMBAC........  $  1,963
    315     Cleveland Waterworks, Water Revenue,
              Series F-92B, 6.50%, 1/1/11,
              Callable 1/1/02 @ 102, AMBAC........       337
  3,485     Cleveland Waterworks, Water Revenue,
              Series F-92B, 6.50%, 1/1/11,
              Prerefunded 1/1/02 @ 102, AMBAC.....     3,736
  2,000     Cleveland Waterworks, Water Revenue,
              Series G, 5.50%, 1/1/13, MBIA.......     2,074
    500     Cleveland, GO, 7.50%, 8/1/07,
              Prerefunded 2/1/03 @ 100, AMBAC.....       552
  1,000     Cleveland, GO, 6.38%, 7/1/12,
              Prerefunded 7/1/02 @ 102, MBIA......     1,078
  2,230     Cleveland-Cuyahoga County, Port
              Authority Revenue, Capital
              Improvements Project, Series A,
              5.38%, 5/15/19, Callable 5/15/09 @
              102, LOC -- FifthThird Bank
              Toledo..............................     2,140
  1,225     Columbus Municipal Airport No. 30-E-U,
              GO, 6.20%, 4/15/04, Callable 4/15/01
              @ 100...............................     1,269
  1,000     Columbus Sewer Improvements, GO,
              6.75%, 9/15/06, Callable 9/15/01 @
              100, ETM............................     1,058
  2,285     Columbus Waterworks Enlargement No.
              44, GO, 6.00%, 5/1/11, Prerefunded
              5/1/03 @ 102........................     2,457
  1,000     Columbus Waterworks Enlargement No.
              44, GO, 6.00%, 5/1/12, Prerefunded
              5/1/03 @ 102........................     1,075
  1,000     Columbus, GO, 6.40%, 1/1/07, Callable
              1/1/02 @ 102........................     1,067
  1,000     Columbus, GO, 5.00%, 6/15/12, Callable
              6/15/08 @ 101.......................       992
  1,620     Columbus, GO, 5.00%, 7/15/15, Callable
              7/15/08 @ 101.......................     1,586
  2,000     Columbus, GO, 5.00%, 6/15/16, Callable
              6/15/08 @ 101.......................     1,950
  2,000     Cuyahoga County, Health Care
              Facilities, Benjamin Rose Institute,
              5.50%, 12/1/17, Callable 12/1/08 @
              101.................................     1,922
  1,000     Cuyahoga County, Hospital Revenue,
              Cleveland Clinic Health, Series B,
              5.25%, 1/1/15, Callable 7/1/09 @
              101.................................       984
  1,000     Cuyahoga County, Hospital Revenue,
              Metrohealth System, Series A, 5.13%,
              2/15/13, Callable 2/15/07 @ 102,
              MBIA................................       979

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,000     Cuyahoga County, Hospital Revenue,
              Series A, 5.50%, 1/15/10, Callable
              1/15/06 @ 102, MBIA.................  $  1,022
  1,000     Cuyahoga County, Hospital Revenue,
              W.O. Walker Center, 5.25%, 1/1/13,
              Callable 7/1/08 @ 101, AMBAC........     1,005
  1,000     Cuyahoga County, Jail Facilities, GO,
              7.00%, 10/1/13, Prerefunded 10/1/01
              @ 102...............................     1,080
  1,500     Dayton Special Facilities Revenue,
              Emery Air Freight, 6.05%, 10/1/09...     1,578
  1,000     Delaware County, Library District, GO,
              7.25%, 11/1/10, Prerefunded 11/1/00
              @ 102...............................     1,066
  1,000     Delaware County, Sewer, GO, 5.60%,
              12/1/10, Callable 12/1/05 @ 101.....     1,046
  2,165     Dublin City School District, GO,
              0.00%, 12/1/09, MBIA................     1,281
  2,150     Dublin City School District, GO,
              0.00%, 12/1/10, MBIA................     1,199
  1,650     Dublin City School District, GO,
              0.00%, 12/1/11, MBIA................       867
  1,185     Dublin City School District, GO,
              5.00%, 12/1/12, Callable 12/1/07 @
              101, MBIA...........................     1,171
  1,000     Fairfield County, Hospital Improvement
              Revenue, Lancaster-Fairfield
              Community Hospital, 7.10%, 6/15/21,
              Prerefunded 6/15/01 @ 102, MBIA.....     1,075
  2,000     Franklin County Revenue, Online
              Computer, Series A, 5.00%, 10/1/16,
              Callable 10/1/08 @ 101..............     1,903
  1,500     Franklin County, Health Care
              Facilities Revenue, 5.50%, 11/1/16,
              Callable 11/1/02 @ 102..............     1,445
  1,000     Franklin County, Health Care
              Facilities Revenue, 5.50%, 7/1/17,
              Callable 7/1/08 @ 101...............       966
  1,290     Franklin County, Hospital Revenue,
              Children's Hospital, 5.65%, 11/1/08,
              Callable 11/1/06 @ 101..............     1,352
  1,065     Franklin County, Hospital Revenue,
              Children's Hospital, 5.75%, 11/1/09,
              Callable 11/1/06 @ 101..............     1,116
    800     Franklin County, Hospital Revenue,
              Children's Hospital, 5.80%, 11/1/10,
              Callable 11/1/06 @ 101..............       839
  2,000     Franklin County, Hospital Revenue,
              Children's Hospital Project, Series
              A, 6.50%, 5/1/07, Callable 11/1/02 @
              102.................................     2,158

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,000     Franklin County, Hospital Revenue,
              Children's Hospital Project, Series
              A, 6.60%, 11/1/11, Callable 11/1/01
              @ 102...............................  $  1,073
  1,000     Franklin County, Hospital Revenue,
              Holy Cross Health, 7.65%, 6/1/10,
              Prerefunded 6/1/00 @ 102, AMBAC.....     1,057
    445     Franklin County, Mortgage Revenue,
              AMT, 4.80%, 12/20/13, GNMA..........       430
    500     Franklin County, Multi-Family Housing
              Revenue, Kimberly Apartments, Series
              A, 5.00%, 11/1/18, Callable 11/1/09
              @ 102...............................       484
  1,070     Gahanna-Jefferson Public Schools, GO,
              4.85%, 12/1/15, Callable 6/1/09 @
              100.................................     1,036
  1,000     Greater Cleveland Regional
              Transportation Authority, GO, 5.60%,
              12/1/11, Callable 12/1/06 @ 101,
              FGIC................................     1,041
  1,600     Greene County, GO, 6.25%, 12/1/09,
              Callable 12/1/02 @ 102, AMBAC.......     1,731
  1,000     Greene County, Water System Revenue,
              6.85%, 12/1/11, Callable 12/1/01 @
              102, AMBAC..........................     1,083
  1,000     Hamilton County Waterworks, Water
              Utility Improvement Revenue, Series
              A, 6.40%, 10/15/07, Callable
              10/15/01 @ 102, MBIA................     1,066
  1,500     Hamilton County, Building Improvement,
              Museum Center, GO, 6.50%, 12/1/09,
              Callable 12/1/01 @ 102..............     1,606
  1,500     Hamilton County, Economic Development,
              Housing Revenue, AMT, 5.50%, 1/1/12,
              Callable 1/1/07 @ 102, FNMA.........     1,536
  1,500     Hamilton County, Electric Systems
              Revenue, 6.13%, 10/15/08, Callable
              10/15/02 @ 102, FGIC................     1,603
  1,000     Hamilton County, Health Care
              Facilities Revenue, 5.13%, 10/1/18,
              Callable 10/1/08 @ 101..............       947
  1,500     Hamilton County, Hospital Facilities
              Revenue, Bethesda Hospital, Series
              A, 6.25%, 1/1/12, Callable 1/1/03 @
              102.................................     1,584
  1,265     Hamilton County, Hospital Facilities
              Revenue, Christ Hospital, Series B,
              6.63%, 1/1/06, Prerefunded 1/1/01 @
              100, FGIC...........................     1,313
  3,000     Hamilton County, Sales Tax Revenue,
              5.00%, 12/1/18, Callable 6/1/08 @
              101, MBIA...........................     2,869

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $  380     Hamilton County, Sewer System Revenue,
              6.30%, 12/1/01, Prerefunded 6/1/01 @
              102.................................  $    403
  1,000     Housing Finance Agency, Mortgage
              Revenue, AMT, 5.05%, 9/1/10,
              Callable 9/1/08 @ 101, GNMA.........       986
  2,685     Housing Finance Agency, Single Family
              Mortgage Revenue, 0.00%, 1/15/15,
              Prerefunded 7/15/13 @ 86.075........     1,097
  1,000     Huron County, Correctional Facility,
              Issue I, GO, 5.70%, 12/1/11,
              Callable 12/1/07 @ 102, MBIA........     1,055
  1,000     Kent State University, General
              Receipts Revenue, 6.45%, 5/1/12,
              Prerefunded 5/1/02 @ 102, AMBAC.....     1,077
  1,000     Kent State University, General
              Receipts Revenue, 5.00%, 5/1/18,
              Callable 5/1/08 @ 101, AMBAC........       962
  1,000     Kent State University, General
              Receipts Revenue, Series A, 5.00%,
              5/1/14, Callable 5/1/08 @ 101,
              AMBAC...............................       978
  1,000     Knox County, Hospital Facilities
              Revenue, 5.00%, 6/1/12, Asset
              Guaranty............................       974
  1,000     Lake County Hospital Facilities
              Revenue, 5.38%, 8/15/15, Callable
              8/15/08 @ 101, AMBAC................     1,007
  3,000     Lakewood Sanitation Sewer System,
              Special Obligation, 6.40%, 12/1/11,
              Prerefunded 12/1/01 @ 102...........     3,215
  1,000     Lakota School District, GO, 0.00%,
              12/1/11, FGIC.......................       525
    570     Liberty Benton School District, GO,
              0.00%, 12/1/11, AMBAC...............       310
    570     Liberty Benton School District, GO,
              0.00%, 12/1/12, AMBAC...............       292
  1,000     Logan County School District, GO,
              7.10%, 12/1/12, Prerefunded 12/1/01
              @ 101, AMBAC........................     1,080
  1,000     Lorain County, Hospital Revenue,
              Catholic Healthcare Partners, 6.00%,
              9/1/05, MBIA........................     1,069
  1,000     Lorain County, Hospital Revenue,
              Catholic Healthcare Partners, 5.63%,
              9/1/12, Callable 9/1/07 @ 102,
              MBIA................................     1,032
  1,000     Lucas County Metropolitan Sewer &
              Water Distribution, 5.00%, 12/1/18,
              Callable 12/1/08 @ 102..............       944

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,000     Marysville School District, GO, 7.20%,
              12/1/10, Prerefunded 12/1/00 @ 102,
              AMBAC...............................  $  1,067
  1,000     Miami County, GO, 5.25%, 12/1/17,
              Callable 12/1/07 @ 102..............       995
  2,500     Middleburg Heights Hospital, 5.70%,
              8/15/10, Callable 8/15/08 @ 102,
              FSA.................................     2,628
  1,000     Montgomery County Hospital, Grandview
              Hospital, 5.35%, 12/1/08, Callable
              12/1/07 @ 102.......................       976
  1,575     Montgomery County Hospital, Grandview
              Hospital, 5.65%, 12/1/12, Callable
              12/1/07 @ 102.......................     1,520
  2,000     Montgomery County, Sisters of Charity,
              Series A, 6.50%, 5/15/08, Callable
              5/15/01 @ 102, MBIA.................     2,119
  1,245     Newark Capital Appreciation, GO,
              0.00%, 12/1/12......................       616
  1,490     Newark Capital Appreciation, GO,
              0.00%, 12/1/13......................       695
  1,000     North Canton City School District, GO,
              5.00%, 12/1/12, Callable 12/1/08 @
              101, FGIC...........................       991
  1,000     North Royalton, GO, 7.50%, 12/1/11,
              Prerefunded 12/1/00 @ 102...........     1,071
  1,000     Northeast Ohio, Regional Sewer
              District Wastewater, Sewer Revenue,
              6.50%, 11/15/08, Prerefunded
              11/15/01 @ 101, AMBAC...............     1,065
    820     Ohio Capital Corporation for Housing,
              5.60%, 1/1/07, Callable 7/1/03 @
              102, MBIA...........................       847
    500     Olentangy Local School District, GO,
              7.75%, 12/1/11, BIG.................       623
  1,250     Olmstead Falls School District, GO,
              0.00%, 12/15/10, AMBAC..............       715
    565     Olmstead Falls School District, GO,
              6.85%, 12/15/11, Prerefunded
              12/15/04 @ 102, FGIC................       639
  1,000     Ottawa County, GO, 7.00%, 9/1/11,
              Prerefunded 9/1/01 @ 102, AMBAC.....     1,081
  1,000     Pickerington School District, GO,
              7.00%, 12/1/13, Prerefunded 12/1/00
              @ 102, AMBAC........................     1,064
  1,000     Piqua School District, GO, 5.20%,
              12/1/15, Callable 12/1/07 @ 102,
              FGIC................................       995
  2,600     Portage County, Robinson Memorial
              Hospital Project, 5.63%, 11/15/07,
              Callable 11/15/04 @ 102, MBIA.......     2,718

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,465     Reynoldsburg City School District, GO,
              0.00%, 12/1/12,.....................  $    725
  2,220     Rocky River School District, School
              Improvements, GO, 6.90%, 12/1/11,
              Prerefunded 2/1/00 @ 102............     2,358
  1,000     Saint Mary's Electric Systems Mortgage
              Revenue, 7.15%, 12/1/10, Prerefunded
              2/1/00 @ 102, AMBAC.................     1,066
  1,000     Sandusky County, Hospital Facility
              Revenue, Memorial Hospital, 5.10%,
              1/1/09, Callable 1/1/08 @ 102.......       988
  1,000     Sandusky School District, GO, 7.30%,
              12/1/10, Callable 12/1/00 @ 102.....     1,064
  1,000     Shaker Heights City Schools, GO,
              7.10%, 12/15/10.....................     1,150
  1,500     South-Western City School District,
              Franklin & Pickaway County, GO,
              0.00%, 12/1/05, AMBAC...............     1,110
  1,260     Southwest Licking Local School
              District, GO, 5.75%, 12/1/14,
              FGIC................................     1,343
  2,500     Springboro Water System Revenue,
              5.00%, 12/1/18, Callable 12/1/08 @
              101, AMBAC..........................     2,402
  1,710     Springfield County, School District,
              GO, 0.00%, 12/1/12, AMBAC...........       846
  1,000     Springfield, GO, 6.88%, 9/1/06,
              Callable 9/1/01 @ 102, AMBAC........     1,074
  1,000     State Air Quality Development
              Authority, Pollution Control
              Revenue, Ohio Edison, 7.45%, 3/1/16,
              Callable 3/1/00 @ 102, FGIC.........     1,042
  1,000     State Building Authority, 7.35%,
              4/1/09, Prerefunded 4/1/00 @ 102,
              MBIA................................     1,049
  2,000     State Building Authority, Adult
              Correctional Building, Series A,
              6.13%, 10/1/09, Callable 10/1/03 @
              102.................................     2,153
  1,000     State Building Authority, Adult
              Correctional Building, Series A,
              5.50%, 4/1/13, Callable 4/1/07 @
              101, AMBAC..........................     1,026
  1,000     State Building Authority, Adult
              Correctional Building, Series A,
              5.25%, 4/1/13, Callable 4/1/08 @
              101.................................     1,003
  1,000     State Building Authority, Adult
              Correctional Building, Series A,
              5.00%, 4/1/15, Callable 4/1/08 @
              101.................................       969
  1,000     State Building Authority, Highway
              Safety Building, 5.38%, 10/1/09,
              Callable 4/1/07 @ 101, AMBAC........     1,032

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,000     State Building Authority, State
              Correctional Facilities, Series A,
              6.50%, 10/1/01......................  $  1,050
  1,000     State Building Authority, State
              Facilities, Administration Building
              Funds, Series A, 5.75%, 10/1/06,
              Callable 10/1/04 @ 102, MBIA........     1,064
  2,000     State Building Authority, State
              Facilities, J. Rhodes, Series A,
              6.38%, 6/1/07, Prerefunded 6/1/01 @
              102.................................     2,122
  1,165     State Building Authority, State
              Facilities, Transportation Building
              Fund, Series A, 6.50%, 9/1/09,
              Callable 9/1/04 @ 102, AMBAC........     1,283
  1,300     State Department Administrative
              Services, 5.00%, 06/15/17, Callable
              12/15/07 @ 102......................     1,254
  1,750     State Elementary & Secondary
              Education, 5.63%, 12/1/06...........     1,848
  2,510     State Fresh Water Development, Water
              Revenue, 5.80%, 6/1/11, Callable
              6/1/05 @ 102, AMBAC.................     2,699
  2,675     State Higher Educational Facilities
              Commission, Wittenberg University,
              5.25%, 6/1/19, Callable 6/1/09 @
              101, AMBAC..........................     2,644
    200     State Higher Educational Facilities,
              Case Western Reserve University,
              7.25%, 12/1/12, Prerefunded 12/1/00
              @ 102, FGIC.........................       213
  1,000     State Higher Educational Facilities,
              Case Western Reserve University,
              Series B, 7.13%, 10/1/14,
              Prerefunded 10/1/00 @ 102...........     1,058
  1,200     State Higher Educational Facilities,
              Case Western Reserve University,
              Series C, 5.25%, 10/1/12, Callable
              10/1/07 @ 101.......................     1,204
  1,150     State Higher Educational Facilities,
              Case Western Reserve University,
              Series D, 0.00%, 7/1/10, Coupon
              steps up to 6.25%, 7/1/00...........     1,179
  1,000     State Higher Educational Facilities,
              Denison University, 5.40%, 11/1/11,
              Callable 11/1/06 @ 101..............     1,019
  1,000     State Higher Educational Facilities,
              Denison University, 5.25%, 11/1/16,
              Callable 11/1/06 @ 101..............       993

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $  800     State Higher Educational Facilities,
              University of Dayton, 7.25%,
              12/1/12, Prerefunded 12/1/00 @ 102,
              FGIC................................  $    854
  1,000     State Higher Educational Loan Revenue,
              Series A-1, AMT, 5.40%, 12/1/09,
              Callable 6/1/07 @ 102, AMBAC........     1,011
  1,200     State Housing Finance Agency, Mortgage
              Revenue, Series A-1, 6.20%, 9/1/14,
              Callable 3/1/05 @ 102, GNMA.........     1,274
  1,525     State Housing Finance Agency, Mortgage
              Revenue, Series B-3, AMT, 5.25%,
              9/1/10, Callable 9/1/07 @ 102,
              GNMA................................     1,548
    885     State Housing Finance Agency, Multi-
              Family Housing Mortgage Revenue,
              AMT, 5.30%, 9/1/18, Callable 3/1/08
              @ 102, FHA..........................       880
    440     State Housing Finance Agency, Single
              Family Mortgage Revenue, Series F,
              7.50%, 9/1/10, Callable 9/1/00 @
              102, GNMA...........................       459
  5,155     State Turnpike Commission, Turnpike
              Revenue, Series A, 5.50%, 2/15/14...     5,352
  1,000     State Water Development Authority,
              Pollution Control Facilities, 5.50%,
              12/1/09, Callable 6/1/05 @ 101,
              MBIA................................     1,035
  1,500     State Water Development Authority,
              Water Development Revenue, 7.00%,
              12/1/09, Callable 6/1/00 @ 102, ETM,
              AMBAC...............................     1,697
  1,000     Strongsville, GO, 6.70%, 12/1/11,
              Callable 12/1/06 @ 102..............     1,124
  1,335     Strongsville, GO, 5.05%, 12/1/14,
              Callable 12/1/07 @ 101..............     1,324
  1,000     Sycamore Community School District,
              5.00%, 12/1/18, Callable 12/1/08 @
              101.................................       954
  2,165     Toledo Lucas County Port Authority,
              Development Revenue, 5.10%, 5/15/12,
              Callable 5/15/09 @ 102..............     2,110
    800     Toledo Sewer Revenue, 6.20%, 11/15/02,
              AMBAC...............................       848
  2,000     Toledo Sewer System, Sewer Revenue,
              5.25%, 11/15/13, Callable 11/15/09 @
              102.................................     2,012
  1,000     Toledo, GO, 5.63%, 12/1/11, Callable
              12/1/06 @ 102, AMBAC................     1,044
  1,000     Toledo, GO, Series B, 0.00%, 12/1/11,
              FGIC................................       525

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,000     University of Cincinnati, Certificates
              of Participation, University &
              College Improvements, 6.75%,
              12/1/09, Callable 12/1/01 @ 102,
              MBIA................................  $  1,081
  1,000     University of Cincinnati, General
              Receipts, 5.75%, 6/1/13, Callable
              6/1/06 @ 101........................     1,034
  1,000     University of Cincinnati, General
              Receipts, University & College
              Improvements, 7.00%, 6/1/11,
              Callable 6/1/01 @ 102...............     1,068
  1,000     University of Cincinnati, Revenue,
              Series R2, 6.25%, 6/1/09, Callable
              12/1/02 @ 102.......................     1,080
  2,875     University of Toledo, General
              Receipts, 5.00%, 6/1/16, Callable
              12/1/08 @ 101, FGIC.................     2,784
  1,000     Wadsworth City School District, GO,
              5.00%, 12/1/18, Callable 6/1/09 @
              101 FGIC............................       964

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,000     Wadsworth School District, 5.13%,
              12/1/15, Callable 12/1/08 @ 101,
              FGIC................................  $    987
  1,000     Westerville, Minerva Park & Blendon
              Joint Township, Saint Ann's
              Hospital, Series B, 6.80%, 9/15/06,
              Callable 9/15/01 @ 102, AMBAC,
              ETM.................................     1,077
  2,750     Westerville, Minerva Park & Blendon
              Joint Township, Saint Ann's
              Hospital, Series B, 7.00%, 9/15/12,
              Callable 9/15/01 @ 102, AMBAC,
              ETM.................................     2,974
                                                    --------
                                                     220,744
                                                    --------
Texas (0.4%):
  2,500     Southeast Texas Housing Financial
              Corp., 0.00%, 9/1/17, ETM, MBIA.....       923
                                                    --------
Washington (0.5%):
  1,000     State, GO, Series A & AT-6, 6.25%,
              2/1/11..............................     1,100
                                                    --------
  Total Municipal Bonds                              230,483
                                                    --------
INVESTMENT COMPANIES (2.1%):
    286     Fidelity Ohio Tax Free Money Market
              Fund................................       286
    349     One Group Ohio Municipal Money Market
              Fund, Class I.......................       349
  4,282     Provident Municipal Cash Fund.........     4,282
                                                    --------
  Total Investment Companies                           4,917
                                                    --------
Total (Cost $229,905) (a)                           $235,400
                                                    ========

------------

Percentages indicated are based on net assets of $237,072.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $38. Cost of federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 7,597
                   Unrealized depreciation......................   (2,140)
                                                                  -------
                   Net unrealized appreciation..................  $ 5,457
                                                                  =======

ACA      Insured by American Capital Access
AMBAC    Insured by AMBAC Indemnity Corp.
AMT      Alternative Minimum Tax Paper
BIG      Insured by Bond Insurance Guarantee
ETM      Escrowed to Maturity
FGIC     Insured by Federal Guarantee Insurance Corp.
FHA      Insured by Federal Housing Administration
FNMA     Insured by Federal National Mortgage Association
FSA      Insured by Federal Security Assurance
GNMA     Insured by Government National Mortgage Association
GO       General Obligation
MBIA     Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS (99.1%):
Arizona (0.4%):
 $1,000     Maricopa County, Industrial
              Development Single Family Mortgage
              Revenue, 0.00%, 12/31/14, ETM.......  $    437
                                                    --------
California (0.4%):
  1,350     San Marcos Public Facilities, 0.00%,
              9/1/19, ETM.........................       449
                                                    --------
Hawaii (0.4%):
    400     State GO, Series BT, 8.13%, 2/1/00....       411
                                                    --------
Maryland (0.7%):
  2,860     Prince Georges County, Housing
              Authority Revenue, Foxglenn Apts.,
              Series A, AMT, 0.00%, 5/20/22,
              Callable 5/20/00 @ 28.732, GNMA.....       788
                                                    --------
Ohio (0.8%):
    500     Columbus, GO, 8.13%, 5/1/04...........       578
    250     Public Community Facilities, Higher
              Education Cap, Revenue, Series II-B,
              5.38%, 11/1/00, AMBAC...............       255
                                                    --------
                                                         833
                                                    --------
Puerto Rico (1.0%):
  1,000     Industrial Tourist, Educational,
              Medical and Environmental Control
              Facilities, Auxilio Mutuo Hospital
              Obligation Group, 5.80%, 7/1/06,
              Callable 1/1/05 @ 102, MBIA.........     1,065
                                                    --------
Texas (0.7%):
  1,850     Port Arthur Housing Financial Corp.,
              0.00%, 3/1/15, ETM..................       791
                                                    --------
Virginia (0.2%):
    200     State Public School Authority Revenue,
              Series A, 6.30%, 8/1/01.............       209
                                                    --------
West Virginia (94.5%):
    170     Bath & Waterworks Revenue, 5.80%,
              9/1/19, Callable 9/1/07 @ 102.......       167
  1,000     Berkeley County, Building Community,
              Hospital Revenue, City Hospital
              Project, 6.50%, 11/1/09, Callable
              11/1/02 @ 102.......................     1,054
  1,000     Berkeley County, Education Board, GO,
              5.50%, 4/1/01.......................     1,022
    800     Berkeley County, Education Board, GO,
              5.55%, 4/1/02.......................       824
    900     Berkeley County, Education Board, GO,
              5.60%, 4/1/03.......................       934
    500     Berkeley County, Education Board, GO,
              5.00%, 6/1/08, Callable 6/1/05 @
              100, FGIC...........................       504

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,525     Brooke Pleasants Tyler Wetzed
              Counties, Single Family Mortgage
              Revenue, 7.40%, 8/15/10, ETM........  $  1,831
  1,000     Building Commission Lease Revenue
              Jail, Series A, 5.38%, 7/1/18,
              AMBAC...............................     1,002
    150     Cabell County, Education Board, GO,
              6.20%, 5/1/00, MBIA, ETM............       153
  1,670     Cabell County, Education Board, GO,
              6.60%, 5/1/04, MBIA, ETM............     1,824
  1,500     Cabell County, Education Board, GO,
              6.00%, 5/1/06, MBIA, ETM............     1,618
     70     Charles Town Residential Mortgage,
              Revenue, Series A, 5.40%, 9/1/02....        72
     70     Charles Town Residential Mortgage,
              Revenue, Series A, 5.56%, 3/1/03....        72
     55     Charles Town Residential Mortgage,
              Revenue, Series A, 5.70%, 9/1/04,
              Callable 3/1/03 @ 102...............        57
  1,020     Charleston Building Community, Lease
              Revenue, 5.30%, 6/1/12, Callable
              6/01/09 @ 102.......................     1,006
  1,555     Charleston Building Community, Parking
              Facility Revenue, Capital
              Appreciation, 0.00%, 12/1/17........       481
  1,570     Charleston Building Community, Parking
              Facility Revenue, Capital
              Appreciation, 0.00%, 12/1/18........       454
  1,570     Charleston Building Community, Parking
              Facility Revenue, Capital
              Appreciation, 0.00%, 12/1/19........       424
    400     Charleston Building Community, Parking
              Facility Revenue, Capital
              Appreciation, 0.00%, 12/1/20........       101
  1,010     Charleston Parking Revenue, Series B,
              6.75%, 6/1/08, Callable 12/1/04 @
              102.................................     1,115
  2,330     Charleston Urban Renewal Authority
              Lease Revenue, 5.05%, 12/15/14,
              Callable 12/15/09 @ 103.............     2,280
    500     Charleston Urban Renewal Authority
              Lease Revenue, 5.25%, 12/15/18,
              Callable 12/15/09 @ 103.............       490
  1,020     Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty, 0.00%,
              9/1/08, FSA.........................       646
  1,000     Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty, 0.00%,
              9/1/11, FSA.........................       531

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,000     Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty, 0.00%,
              9/1/12, FSA.........................  $    500
  1,270     Fairmont General Hospital Revenue,
              5.15%, 11/1/07......................     1,251
    790     Fairmont Waterworks Revenue, 5.30%,
              7/1/09, Callable 7/1/07 @ 102,
              MBIA................................       811
    925     Fairmont Waterworks Revenue, 5.50%,
              7/1/12, Callable 7/1/07 @ 102,
              MBIA................................       951
  2,500     Harrison County, Board of Education,
              GO, 6.40%, 5/1/07, FGIC.............     2,774
  2,000     Harrison County, Community Special
              Obligation Revenue, Series A, 6.25%,
              5/15/10, ETM........................     2,201
  1,500     Harrison County, Education Board, GO,
              6.30%, 5/1/05,......................     1,634
    505     Harrison County, Healthcare Building
              Revenue, Maplewood Retirement
              Center, 5.00%, 4/1/12, Callable
              4/1/08 @ 102, AMBAC.................       491
    500     Harrison County, Healthcare Building
              Revenue, Maplewood Retirement
              Center, 5.10%, 4/1/13, Callable
              4/1/08 @ 102, AMBAC.................       488
    735     Jackson County, Residential Mortgage
              Revenue, 7.38%, 6/1/10, Callable
              6/1/99 @ 100, FGIC, ETM.............       879
  4,260     Kanawha Mercer Nicholas Counties,
              Single Family Mortgage Revenue,
              0.00%, 2/1/15, Prerefunded 2/1/14 @
              89.85...............................     1,722
  5,195     Kanawha-Putnam County, Single Family
              Mortgage Revenue, Series A, 0.00%,
              12/1/16, AMBAC, ETM.................     2,009
  1,638     Keyser Housing Corp. Mortgage Revenue,
              7.25%, 4/1/21, Callable 11/1/99 @
              100, FHA............................     1,651
  1,065     Marion County, Single Family Mortgage
              Revenue, 7.38%, 8/1/11, FGIC, ETM...     1,281
    500     Marshall County, Special Obligation,
              6.50%, 5/15/10, ETM.................       555
  1,000     Monongalia County, Board of Education,
              GO, 7.00%, 4/1/03, MBIA.............     1,091
    440     Monongalia County, Board of Education,
              GO, 7.00%, 4/1/04, MBIA.............       487
    300     Monongalia County, Board of Education,
              GO, 7.00%, 4/1/05, MBIA.............       337
  1,000     Monongalia County, Building Community,
              Healthcare Revenue, 5.75%, 11/15/14,
              Callable 11/15/02 @ 102.............       983

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,295     Parkersburg Waterworks & Sewer System
              Revenue, 5.50%, 3/1/10, Callable
              9/1/06 @ 102, FSA...................  $  1,343
  1,335     Parkersburg Waterworks & Sewer System
              Revenue, 5.50%, 9/1/10, Callable
              9/1/06 @ 102, FSA...................     1,384
    900     Parkersburg Waterworks & Sewer System
              Revenue, 5.70%, 9/1/13, Callable
              9/1/06 @ 102, FSA...................       941
  2,500     Pleasants County, Pollution Control
              Revenue, Potomac Power, 6.15%,
              5/1/15, Callable 5/1/05 @ 102,
              AMBAC...............................     2,669
  1,000     Pleasants County, Pollution Control
              Revenue, Potomac Power, 6.15%,
              5/1/15, Callable 5/1/05 @ 102,
              MBIA................................     1,067
  1,750     Pleasants County, Pollution Control
              Revenue, West Penn Power, 6.15%,
              5/1/15, Callable 5/1/05 @ 102,
              AMBAC...............................     1,868
  1,015     Putnam County, Pollution Control
              Revenue, FMC Corp., 5.63%, 10/1/13,
              Callable 10/1/07 @ 102..............     1,001
  2,000     Randolph County, Health Systems
              Revenue, Davis Health Systems, Inc.,
              5.20%, 11/1/15, Callable 11/1/13 @
              100, FSA............................     1,960
  1,750     School Building Authority Revenue,
              Capital Improvement, 6.25%, 7/1/01,
              MBIA................................     1,822
  1,000     School Building Authority Revenue,
              Capital Improvement, 5.50%, 7/1/11,
              Callable 7/1/07 @ 102, AMBAC........     1,031
    800     School Building Authority Revenue,
              Capital Improvement, Series B,
              6.80%, 7/1/00, MBIA.................       826
  1,000     School Building Authority Revenue,
              Capital Improvement, Series B,
              6.90%, 7/1/02, Callable 7/1/00 @
              102, MBIA...........................     1,053
    500     School Building Authority Revenue,
              Capital Improvement, Series B,
              6.95%, 7/1/03, Prerefunded 7/1/00 @
              102, MBIA...........................       527
    200     School Building Authority Revenue,
              Capital Improvement, Series B,
              6.75%, 7/1/06, MBIA.................       224
  1,000     School Building Authority Revenue,
              Capital Improvement, Series B,
              6.00%, 7/1/12, Callable 7/1/02 @
              100, MBIA...........................     1,040
  1,500     State, 5.25%, 6/1/12, Callable 6/1/08
              @ 101, FGIC.........................     1,514

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $  500     State Building Common Lease Revenue,
              6.70%, 7/1/02, Prerefunded 7/1/00 @
              102, MBIA...........................  $    526
  1,000     State Building, Lottery Commission
              Revenue, Series A, 5.25%, 7/1/08,
              Callable 7/1/07 @ 102, MBIA.........     1,021
  1,000     State Building, Lottery Commission
              Revenue, Series A, 5.25%, 7/1/09,
              Callable 7/1/07 @ 102, MBIA.........     1,018
    250     State GO, 5.25%, 3/1/01, Callable
              3/1/00 @ 100........................       250
    200     State GO, 5.70%, 6/1/01, Callable
              9/13/99 @ 100.......................       202
  1,200     State GO, 6.10%, 6/1/03, Callable
              9/13/99 @ 100.5.....................     1,208
    300     State GO, Series A, 5.30%, 2/1/00.....       303
    600     State GO, Series A, 5.40%, 2/1/01.....       612
  2,500     State GO, Series A, 5.50%, 2/1/02.....     2,577
  1,000     State GO, Series B, AMT, 5.80%,
              11/1/11, Callable 11/1/06 @ 102,
              FGIC................................     1,060
  1,000     State GO, Series B, AMT, 5.85%,
              11/1/12, Callable 11/1/06 @ 102,
              FGIC................................     1,063
  1,160     State GO, Series B, AMT, 5.10%,
              11/1/15, Callable 11/1/08 @ 102,
              FGIC................................     1,123
    625     State Hospital Finance Authority,
              Hospital Revenue, 5.50%, 1/1/02,
              MBIA................................       642
    500     State Hospital Finance Authority,
              Hospital Revenue, 5.70%, 1/1/04,
              Callable 1/1/02 @ 102, MBIA.........       522
  2,350     State Hospital Finance Authority,
              Hospital Revenue, 5.10%, 6/1/06,
              Callable 6/1/03 @ 102, MBIA.........     2,389
  1,000     State Hospital Finance Authority,
              Hospital Revenue, 5.13%, 9/1/06,
              Callable 9/1/05 @ 102, MBIA.........     1,021
  1,000     State Hospital Finance Authority,
              Hospital Revenue, 5.75%, 9/1/13,
              Callable 9/1/05 @ 102, MBIA.........     1,039
    190     State Housing Development, 6.30%,
              11/1/03, Callable 5/1/02 @ 103,
              FHA.................................       200
    195     State Housing Development, 6.40%,
              5/1/04, Callable 5/1/02 @ 103,
              FHA.................................       207
    205     State Housing Development, 6.40%,
              11/1/04, Callable 5/1/02 @ 103,
              FHA.................................       218
    245     State Housing Development, 6.75%,
              11/1/10, Callable 5/1/02 @ 103,
              FHA.................................       262
    315     State Housing Development, 6.75%,
              5/1/11, Callable 5/1/02 @ 103,
              FHA.................................       336

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $  320     State Housing Development, 6.75%,
              11/1/11, Callable 5/1/02 @ 103,
              FHA.................................  $    342
  1,000     State Housing Development, 5.05%,
              11/1/14, Callable 5/1/08 @ 101.5....       972
  1,000     State Housing Development, 5.10%,
              11/1/15, Callable 5/1/08 @ 101.5....       971
  1,000     State Housing Development, 5.80%,
              5/1/17, Callable 5/1/07 @ 102.......     1,049
    655     State Housing Development, AMT, 5.65%,
              11/1/15, Callable 11/1/07 @ 102.....       667
  1,500     State Roads, 5.20%, 6/1/14............     1,496
  1,000     State Roads, GO, 5.00%, 6/1/14,
              Callable 6/1/08 @ 101, FGIC.........       977
  1,520     State Single Family Housing Mortgage
              Revenue, 5.30%, 8/1/13, Callable
              8/1/07 @ 102, GNMA/FNMA.............     1,527
  1,500     State University Revenue, 5.75%,
              4/1/03, AMBAC.......................     1,571
  1,500     State University Revenue, 5.75%,
              4/1/04, Callable 4/1/03 @ 102,
              AMBAC...............................     1,582
  1,000     State University Revenue, 6.00%,
              4/1/07, Callable 4/1/03 @ 102,
              AMBAC...............................     1,066
  1,000     State University Revenue, 6.00%,
              4/1/12, Callable 4/1/03 @ 102,
              AMBAC...............................     1,059
    100     State Water Development Authority
              Revenue, Loan Program, Series A,
              7.30%, 11/1/99......................       101
    100     State Water Development Authority
              Revenue, Loan Program, Series A,
              7.40%, 11/1/00......................       104
    130     State Water Development Authority
              Revenue, Loan Program, Series A,
              6.90%, 11/1/01......................       137
    160     State Water Development Authority
              Revenue, Loan Program, Series A,
              7.10%, 11/1/04, Callable 11/1/01 @
              102.................................       172
  2,000     State Water Development Authority
              Revenue, Loan Program, Series A,
              7.00%, 11/1/11, Callable 11/1/01 @
              102, FSA............................     2,155
  1,715     University Revenue, Series A, 5.30%,
              5/1/12, Callable 11/1/07 @ 101,
              AMBAC...............................     1,732
  1,125     University Revenue, Series A, 5.25%,
              4/1/13, Callable 4/1/08 @ 102,
              AMBAC...............................     1,128
  1,500     University Revenues, Dorm Project A,
              5.00%, 5/1/18, Callable 11/1/07 @
              101, AMBAC..........................     1,432

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,000     University Revenues, Series A, 5.13%,
              4/1/17, Callable 4/1/08 @ 102,
              AMBAC...............................  $    973
    750     University Revenues, State University
              System, Marshall University Library,
              5.60%, 4/1/11, Callable 4/1/06 @
              101, AMBAC..........................       777
  1,000     West Virginia Capital Appreciation-
              Infrastructure-A, 5.15%, 11/1/13,
              FGIC................................       472
  1,000     Wheeling Waterworks & Sewer System
              Revenue, 5.40%, 6/1/11, Callable
              6/1/07 @ 100, FGIC..................     1,021
  1,200     Wheeling Waterworks & Sewer System
              Revenue, Series C, 6.60%, 6/1/12,
              Prerefunded 6/1/02 @ 100, FGIC......     1,278
                                                    --------
                                                     103,588
                                                    --------
  Total Municipal Bonds                              108,571
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
INVESTMENT COMPANIES (1.4%):
      8     One Group Municipal Money Market Fund,
              Class I.............................  $      8
  1,485     Provident Municipal Cash Fund.........     1,486
                                                    --------
  Total Investment Companies                           1,494
                                                    --------
Total (Cost $106,996)(a)                            $110,065
                                                    ========

------------

Percentages indicated are based on net assets of $109,466.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $3,850
                   Unrealized depreciation......................    (781)
                                                                  ------
                   Net unrealized appreciation..................  $3,069
                                                                  ======

AMBAC    Insured by AMBAC Indemnity Corp.
AMT      Alternative Minimum Tax Paper
ETM      Escrowed to Maturity
FGIC     Insured by Federal Guarantee Insurance Corp.
FHA      Insured by Federal Housing Administration
FSA      Insured by Federal Security Assurance
GO       General Obligation
GNMA     Insured by Government National Mortgage Association
MBIA     Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1999
(Amounts in Thousands, except per share amounts)

                                                                                                              ARIZONA
                                                        SHORT-TERM   INTERMEDIATE   TAX-FREE    MUNICIPAL    MUNICIPAL
                                                        MUNICIPAL      TAX-FREE       BOND        INCOME       BOND
                                                        BOND FUND     BOND FUND       FUND         FUND        FUND
                                                        ----------   ------------   ---------   ----------   ---------
ASSETS:
Investments, at value (cost $133,234; $1,048,924;
  $806,131; $1,035,036; $230,362; respectively).......   $133,317     $1,059,761    $829,009    $1,037,014   $234,980
Cash..................................................         --             --       1,445            8          --
Dividends receivable..................................      2,314         15,341      12,358       13,582       5,109
Receivable for capital shares issued..................         --             30          44        2,674          --
Receivable from investment securities sold............         --          1,671       5,007        6,022          --
Unamortized organization cost.........................         30             --           1           --          --
Prepaid expenses and other assets.....................         14              8           3            9           4
                                                         --------     ----------    --------    ----------   --------
TOTAL ASSETS..........................................    135,675      1,076,811     847,867    1,059,309     240,093
                                                         --------     ----------    --------    ----------   --------
LIABILITIES:
Cash overdraft........................................         --          7,026          --           --          --
Dividends payable.....................................        406          3,952       3,273        4,032         908
Payable to brokers for investments purchased..........        221          7,424       7,382        9,785       3,189
Payable for capital shares redeemed...................         --             16         157           74          --
Accrued expenses and other payables:
    Investment advisory fees..........................         31            333         271          303          77
    Administration fees...............................         14            129          91          142          29
    12b-1 Fees........................................          1             28          15          240           2
    Other.............................................         31            252         143          307          89
                                                         --------     ----------    --------    ----------   --------
TOTAL LIABILITIES.....................................        704         19,160      11,332       14,883       4,294
                                                         --------     ----------    --------    ----------   --------
NET ASSETS:
Capital...............................................    134,884      1,053,794     815,703    1,048,012     229,617
Undistributed (distributions in excess of) net
  investment income...................................          7            231          10           18          --
Accumulated undistributed net realized gains (losses)
  from investment transactions........................         (3)        (7,211)     (2,056)      (5,582)      1,564
Net unrealized appreciation (depreciation) from
  investments.........................................         83         10,837      22,878        1,978       4,618
                                                         --------     ----------    --------    ----------   --------
NET ASSETS............................................   $134,971     $1,057,651    $836,535    $1,044,426   $235,799
                                                         ========     ==========    ========    ==========   ========
NET ASSETS
    Class I...........................................   $132,902     $1,013,839    $795,839    $ 744,647    $233,360
    Class A...........................................      1,843         34,725      38,253      188,143       1,799
    Class B...........................................        226          9,087       2,443       97,899         640
    Class C...........................................         --             --          --       13,737          --
                                                         --------     ----------    --------    ----------   --------
Total.................................................   $134,971     $1,057,651    $836,535    $1,044,426   $235,799
                                                         ========     ==========    ========    ==========   ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES)
    Class I...........................................     13,258         94,971      63,994       75,096      23,950
    Class A...........................................        184          3,255       3,074       18,918         186
    Class B...........................................         23            850         196        9,880          66
    Class C...........................................         --             --          --        1,387          --
                                                         --------     ----------    --------    ----------   --------
Total.................................................     13,465         99,076      67,264      105,281      24,202
                                                         ========     ==========    ========    ==========   ========
Net Asset Value:
    Class I -- offering and redemption price per
      share...........................................   $  10.02     $    10.68    $  12.44    $    9.92    $   9.74
                                                         ========     ==========    ========    ==========   ========
    Class A -- Redemption price per share.............   $  10.01     $    10.67    $  12.44    $    9.95    $   9.67
                                                         ========     ==========    ========    ==========   ========
    Class A -- Maximum sales charge...................       3.00%          4.50%       4.50%        4.50%       4.50%
                                                         ========     ==========    ========    ==========   ========
    Class A -- Maximum offering price per share
      (100%/(100% -- maximum sales charge) of net
      asset value adjusted to nearest cent)...........   $  10.32     $    11.17    $  13.03    $   10.42    $  10.13
                                                         ========     ==========    ========    ==========   ========
    Class B -- Offering price per share (a)...........   $  10.05     $    10.69    $  12.44    $    9.91    $   9.75
                                                         ========     ==========    ========    ==========   ========
    Class C -- Offering price per share (a)...........   $     --     $       --    $     --    $    9.91    $     --
                                                         ========     ==========    ========    ==========   ========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.
See notes to financial statements.

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One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1999
(Amounts in Thousands, except per share amounts)

                                                                                                 OHIO        WEST
                                                        KENTUCKY     LOUISIANA     MICHIGAN    MUNICIPAL   VIRGINIA
                                                        MUNICIPAL    MUNICIPAL     MUNICIPAL     BOND      MUNICIPAL
                                                        BOND FUND    BOND FUND     BOND FUND     FUND      BOND FUND
                                                        ---------   ------------   ---------   ---------   ---------
ASSETS:
Investments, at value (cost $142,309; $187,840;
  $332,161; $229,905; $106,996; respectively).........  $146,644      $191,528     $335,523    $235,400    $110,065
Dividends receivable..................................     2,196         2,914        3,844       2,367       1,347
Receivable for capital shares issued..................        36            70           88         480         100
Receivable from investment securities sold............       958            --          482          --          --
Prepaid expenses and other assets.....................         2             3            2           3           3
                                                        --------      --------     --------    --------    --------
TOTAL ASSETS..........................................   149,836       194,515      339,939     238,250     111,515
                                                        --------      --------     --------    --------    --------
LIABILITIES:
Cash overdraft........................................        --           349           --          --          --
Dividends payable.....................................       579           735        1,274         902         436
Payable to brokers for investments purchased..........       981            --           --          --       1,489
Payable for capital shares redeemed...................         1            82           --           4          --
Accrued expenses and other payables:
    Investment advisory fees..........................        44            62          108          71          34
    Administration fees...............................        19            24           37          33          13
    12b-1 Fees........................................        27            49           13          86          19
    Other.............................................        58            96           74          82          58
                                                        --------      --------     --------    --------    --------
TOTAL LIABILITIES.....................................     1,709         1,397        1,506       1,178       2,049
                                                        --------      --------     --------    --------    --------
NET ASSETS:
Capital...............................................   145,524       189,291      334,582     235,950     106,359
Undistributed (distributions in excess of) net
  investment income...................................        --            --            9           5          --
Accumulated undistributed net realized gains (losses)
  from investment transactions........................    (1,732)          139          480      (4,378)         38
Net unrealized appreciation (depreciation) from
  investments.........................................     4,335         3,688        3,362       5,495       3,069
                                                        --------      --------     --------    --------    --------
NET ASSETS............................................  $148,127      $193,118     $338,433    $237,072    $109,466
                                                        ========      ========     ========    ========    ========
NET ASSETS
    Class I...........................................  $122,917      $106,294     $309,445    $160,493    $ 98,391
    Class A...........................................    10,075        75,958       22,217      26,876       3,570
    Class B...........................................    15,135        10,866        6,771      49,703       7,505
                                                        --------      --------     --------    --------    --------
Total.................................................  $148,127      $193,118     $338,433    $237,072    $109,466
                                                        ========      ========     ========    ========    ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
    Class I...........................................    12,143        10,669       29,137      14,924       9,877
    Class A...........................................       995         7,624        2,090       2,492         356
    Class B...........................................     1,504         1,090          659       4,577         748
                                                        --------      --------     --------    --------    --------
Total.................................................    14,642        19,383       31,886      21,993      10,981
                                                        ========      ========     ========    ========    ========
Net Asset Value:
    Class I -- offering and redemption price per
      share...........................................  $  10.12      $   9.96     $  10.62    $  10.75    $   9.96
                                                        ========      ========     ========    ========    ========
    Class A -- Redemption price per share.............  $  10.13      $   9.96     $  10.63    $  10.78    $  10.03
                                                        ========      ========     ========    ========    ========
    Class A -- Maximum sales charge...................      4.50%         4.50%        4.50%       4.50%       4.50%
                                                        ========      ========     ========    ========    ========
    Class A -- Maximum offering price per share
      (100%/(100% -- maximum sales charge) of net
      asset value adjusted to nearest cent)...........  $  10.61      $  10.43     $  11.13    $  11.29    $  10.50
                                                        ========      ========     ========    ========    ========
    Class B -- Offering price per share (a)...........  $  10.06      $   9.97     $  10.28    $  10.86    $  10.03
                                                        ========      ========     ========    ========    ========

------------

(a) Redemption price per Class B share varies based on length of time shares are held.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
(Amounts in thousands)

                                                                        INTERMEDIATE
                                              SHORT-TERM                  TAX-FREE                  TAX-FREE
                                         MUNICIPAL BOND FUND              BOND FUND                 BOND FUND
                                 ------------------------------------   -------------   ---------------------------------

                                  FOR THE SIX    FOR THE PERIOD FROM    FOR THE YEAR     FOR THE SIX      FOR THE YEAR
                                 MONTHS ENDED       MAY 4, 1998 TO          ENDED       MONTHS ENDED          ENDED
                                 JUNE 30, 1999   DECEMBER 31, 1998(B)   JUNE 30, 1999   JUNE 30, 1999   DECEMBER 31, 1998
                                 -------------   --------------------   -------------   -------------   -----------------
INVESTMENT INCOME:
Interest Income................     $ 2,688             $2,036            $ 35,119        $ 22,690           $30,709
Dividend Income................          31                 --                 108              93                --
                                    -------             ------            --------        --------           -------
Total Income...................       2,719              2,036              35,227          22,783            30,709
                                    -------             ------            --------        --------           -------
EXPENSES:
Investment advisory fees.......         296                186               4,154           1,851             2,358
Administration fees............          96                 70               1,123             679               884
12b-1 fees (Class A)...........           2                 --(a)               74              59                99
12b-1 fees (Class B)...........           1                 --(a)               75              10                17
12b-1 fees (Class C)...........          --                 --                  --              --                --
Custodian and accounting
 fees..........................           7                 25                  81              60                87
Legal and audit fees...........           8                 19                  28              30                48
Trustees' fees and expenses....           2                 --(a)                9              18                 6
Transfer agent fees............          10                  2                  57              52                47
Amortization of deferred
 organization costs............           4                  5                  --               1                 1
Registration and filing fees...          60                  8                  76              99                90
Printing costs.................           8                  2                  85              88                13
Other..........................          --                 11                  10               1               162
                                    -------             ------            --------        --------           -------
Total Expenses before
 waivers.......................         494                328               5,772           2,948             3,812
Less waivers and
 reimbursements................        (109)               (41)             (1,537)           (164)               --
                                    -------             ------            --------        --------           -------
Net Expenses...................         385                287               4,235           2,784             3,812
                                    -------             ------            --------        --------           -------
Net Investment Income..........       2,334              1,749              30,992          19,999            26,897
                                    -------             ------            --------        --------           -------
REALIZED / UNREALIZED GAINS
 (LOSSES) FROM INVESTMENTS:
Net realized gains (losses)
 from investment
 transactions..................          (4)                56              (2,945)         (2,056)            2,787
Net change in unrealized
 appreciation (depreciation)
 from investments..............      (1,639)               669             (31,081)        (33,577)            6,497
                                    -------             ------            --------        --------           -------
Net realized/unrealized gains
 (losses) from investments.....      (1,643)               725             (34,026)        (35,633)            9,284
                                    -------             ------            --------        --------           -------
Change in net assets resulting
 from operations...............     $   691             $2,474            $ (3,034)       $(15,634)          $36,181
                                    =======             ======            ========        ========           =======

                                  MUNICIPAL       ARIZONA
                                    INCOME       MUNICIPAL
                                     FUND        BOND FUND
                                 ------------   ------------
                                 FOR THE YEAR   FOR THE YEAR
                                    ENDED          ENDED
                                   JUNE 30,       JUNE 30,
                                     1999           1999
                                 ------------   ------------
INVESTMENT INCOME:
Interest Income................    $ 49,953       $12,694
Dividend Income................         665            44
                                   --------       -------
Total Income...................      50,618        12,738
                                   --------       -------
EXPENSES:
Investment advisory fees.......       4,154         1,103
Administration fees............       1,499           398
12b-1 fees (Class A)...........         518             6
12b-1 fees (Class B)...........         777             4
12b-1 fees (Class C)...........          60            --
Custodian and accounting
 fees..........................         101            32
Legal and audit fees...........          15             5
Trustees' fees and expenses....          12             3
Transfer agent fees............         100            37
Amortization of deferred
 organization costs............          --            --
Registration and filing fees...         178            33
Printing costs.................          99            20
Other..........................          14             5
                                   --------       -------
Total Expenses before
 waivers.......................       7,527         1,646
Less waivers and
 reimbursements................      (1,110)         (149)
                                   --------       -------
Net Expenses...................       6,417         1,497
                                   --------       -------
Net Investment Income..........      44,201        11,241
                                   --------       -------
REALIZED / UNREALIZED GAINS
 (LOSSES) FROM INVESTMENTS:
Net realized gains (losses)
 from investment
 transactions..................         470         2,448
Net change in unrealized
 appreciation (depreciation)
 from investments..............     (21,731)       (8,561)
                                   --------       -------
Net realized/unrealized gains
 (losses) from investments.....     (21,261)       (6,113)
                                   --------       -------
Change in net assets resulting
 from operations...............    $ 22,940       $ 5,128
                                   ========       =======

------------

(a) Amount is less than $1,000.

(b) Period from commencement of operations.
See notes to financial statements.

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--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
(Amounts in thousands)

                                  KENTUCKY        LOUISIANA                 MICHIGAN                    OHIO        WEST VIRGINIA
                                  MUNICIPAL       MUNICIPAL                 MUNICIPAL                 MUNICIPAL       MUNICIPAL
                                  BOND FUND       BOND FUND                 BOND FUND                 BOND FUND       BOND FUND
                                -------------   -------------   ---------------------------------   -------------   -------------
                                FOR THE YEAR    FOR THE YEAR     FOR THE SIX      FOR THE YEAR      FOR THE YEAR    FOR THE YEAR
                                    ENDED           ENDED       MONTHS ENDED          ENDED             ENDED           ENDED
                                JUNE 30, 1999   JUNE 30, 1999   JUNE 30, 1999   DECEMBER 31, 1998   JUNE 30, 1999   JUNE 30, 1999
                                -------------   -------------   -------------   -----------------   -------------   -------------
INVESTMENT INCOME:
Interest Income...............     $ 7,767         $10,209        $  8,552           $ 9,036           $11,888         $ 6,010
Dividend Income...............          40              49              51                --                80              50
                                   -------         -------        --------           -------           -------         -------
Total Income..................       7,807          10,258           8,603             9,036            11,968           6,060
                                   -------         -------        --------           -------           -------         -------
EXPENSES:
Investment advisory fees......         654           1,169             697               700             1,328             510
Administration fees...........         236             316             255               262               360             184
12b-1 fees (Class A)..........          31             275              32                48                77              15
12b-1 fees (Class B)..........         109              89              17                13               383              58
Custodian and accounting
 fees.........................          34              37              24                49                37              23
Legal and audit fees..........           9               9              14                35                 7               5
Trustees' fees and expenses...           2               3               5                 2                 2               1
Transfer agent fees...........          50              62              25                21                54              38
Registration and filing
 fees.........................          32              35              84                22                37              34
Printing costs................          16              20              27                 6                21              10
Other.........................           2               4               1                66                 4               2
                                   -------         -------        --------           -------           -------         -------
Total Expenses before
 waivers......................       1,175           2,019           1,181             1,224             2,310             880
Less waivers and
 reimbursements...............        (169)           (554)            (66)              (13)             (667)           (126)
                                   -------         -------        --------           -------           -------         -------
Net Expenses..................       1,006           1,465           1,115             1,211             1,643             754
                                   -------         -------        --------           -------           -------         -------
Net Investment Income.........       6,801           8,793           7,488             7,825            10,325           5,306
                                   -------         -------        --------           -------           -------         -------
REALIZED / UNREALIZED GAINS
 (LOSSES) FROM INVESTMENTS:
Net realized gains (losses)
 from investment
 transactions.................         (52)            201             480               810              (494)            110
Net change in unrealized
 appreciation (depreciation)
 from investments.............      (4,095)         (5,727)        (13,062)            1,875            (6,916)         (3,453)
                                   -------         -------        --------           -------           -------         -------
Net realized/unrealized gains
 (losses) from investments....      (4,147)         (5,526)        (12,582)            2,685            (7,410)         (3,343)
                                   -------         -------        --------           -------           -------         -------
Change in net assets resulting
 from operations..............     $ 2,654         $ 3,267        $ (5,094)          $10,510           $ 2,915         $ 1,963
                                   =======         =======        ========           =======           =======         =======

See notes to financial statements.

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--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                               SHORT-TERM MUNICIPAL            INTERMEDIATE TAX-FREE
                                                    BOND FUND                        BOND FUND
                                          ------------------------------   -----------------------------
                                                          FOR THE PERIOD
                                                           FROM MAY 4,
                                           FOR THE SIX       1998 TO       FOR THE YEAR    FOR THE YEAR
                                          MONTHS ENDED     DECEMBER 31,        ENDED           ENDED
                                          JUNE 30, 1999      1998(b)       JUNE 30, 1999   JUNE 30, 1998
                                          -------------   --------------   -------------   -------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income................    $  2,334         $  1,749       $   30,992       $ 22,892
   Net realized gains (losses) from
     investment transactions............          (4)              56           (2,945)         5,307
   Net change in unrealized appreciation
     (depreciation) from investments....      (1,639)             669          (31,081)         7,769
                                            --------         --------       ----------       --------
Change in net assets resulting from
 operations.............................         691            2,474           (3,034)        35,968
                                            --------         --------       ----------       --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
   From net investment income...........      (2,318)          (1,733)         (29,832)       (22,232)
   From net realized gains from
     investment transactions............         (23)             (32)          (7,647)        (3,217)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income...........         (18)              (4)            (891)          (487)
   From net realized gains from
     investment transactions............          --(a)            --(a)          (229)           (68)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income...........          (2)              (1)            (269)          (173)
   From net realized gain from
     investment transactions............          --(a)            --(a)          (102)           (31)
                                            --------         --------       ----------       --------
Change in net assets from shareholder
 distributions..........................      (2,361)          (1,770)         (38,970)       (26,208)
                                            --------         --------       ----------       --------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued..........      34,831           29,003          137,548        122,240
   Proceeds from shares issued in
     conversion.........................          --           95,766           50,518             --
   Proceeds from shares issued in
     Pegasus acquisition................          --               --          493,231             --
   Dividends reinvested.................          97              274            3,434          2,765
   Cost of shares redeemed..............     (17,254)          (6,780)         (98,936)       (83,758)
                                            --------         --------       ----------       --------
Change in net assets from share
 transactions...........................      17,674          118,263          585,795         41,247
                                            --------         --------       ----------       --------
Change in net assets....................      16,004          118,967          543,791         51,007
NET ASSETS:
   Beginning of period..................     118,967               --          513,860        462,853
                                            --------         --------       ----------       --------
   End of period........................    $134,971         $118,967       $1,057,651       $513,860
                                            ========         ========       ==========       ========
SHARE TRANSACTIONS:
   Issued...............................       3,445            2,916           12,475         11,002
   Issued in conversion.................          --            9,463            4,541             --
   Issued in Pegasus acquisition........          --               --           44,634             --
   Reinvested...........................           9               --              310            249
   Redeemed.............................      (1,701)            (666)          (8,985)        (7,543)
                                            --------         --------       ----------       --------
Change in shares........................       1,753           11,713           52,975          3,708
                                            ========         ========       ==========       ========


                                                           TAX-FREE BOND FUND
                                          -----------------------------------------------------

                                           FOR THE SIX      FOR THE YEAR        FOR THE YEAR
                                          MONTHS ENDED          ENDED               ENDED
                                          JUNE 30, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
                                          -------------   -----------------   -----------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income................    $ 19,999          $ 26,897            $ 18,743
   Net realized gains (losses) from
     investment transactions............      (2,056)            2,787               2,051
   Net change in unrealized appreciation
     (depreciation) from investments....     (33,577)            6,497              13,549
                                            --------          --------            --------
Change in net assets resulting from
 operations.............................     (15,634)           36,181              34,343
                                            --------          --------            --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
   From net investment income...........     (19,877)          (25,026)            (17,511)
   From net realized gains from
     investment transactions............        (710)           (1,639)                 --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income...........        (887)           (1,770)             (1,484)
   From net realized gains from
     investment transactions............         (30)              (86)                 --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income...........         (41)              (63)                (36)
   From net realized gain from
     investment transactions............          (2)               (4)                 --
                                            --------          --------            --------
Change in net assets from shareholder
 distributions..........................     (21,547)          (28,588)            (19,031)
                                            --------          --------            --------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued..........      55,742           110,237             103,258
   Proceeds from shares issued in
     conversion.........................          --           449,204                  --
   Proceeds from shares issued in
     Pegasus acquisition................          --                --                  --
   Dividends reinvested.................       1,502             2,333               1,504
   Cost of shares redeemed..............     (74,561)          (70,189)            (96,347)
                                            --------          --------            --------
Change in net assets from share
 transactions...........................     (17,317)          491,585               8,415
                                            --------          --------            --------
Change in net assets....................     (54,498)          499,178              23,727
NET ASSETS:
   Beginning of period..................     891,033           391,855             368,128
                                            --------          --------            --------
   End of period........................    $836,535          $891,033            $391,855
                                            ========          ========            ========
SHARE TRANSACTIONS:
   Issued...............................       4,321             8,596               8,309
   Issued in conversion.................          --            34,802                  --
   Issued in Pegasus acquisition........          --                --                  --
   Reinvested...........................         116               180                 120
   Redeemed.............................      (5,807)           (5,418)             (7,745)
                                            --------          --------            --------
Change in shares........................      (1,370)           38,160                 684
                                            ========          ========            ========

------------

(a) Amount less than $1,000.

(b) Period from commencement of operations.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                              MUNICIPAL                   ARIZONA MUNICIPAL              KENTUCKY MUNICIPAL
                                             INCOME FUND                      BOND FUND                       BOND FUND
                                    -----------------------------   -----------------------------   -----------------------------
                                    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                        ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                    JUNE 30, 1999   JUNE 30, 1998   JUNE 30, 1999   JUNE 30, 1998   JUNE 30, 1999   JUNE 30, 1998
                                    -------------   -------------   -------------   -------------   -------------   -------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income..........   $   44,201       $ 31,124        $ 11,241        $ 12,353        $  6,801        $  6,390
   Net realized gains (losses)
     from investment
     transactions.................          470          2,557           2,448           3,573             (52)            119
   Net change in unrealized
     appreciation (depreciation)
     from investments.............      (21,731)        12,210          (8,561)            550          (4,095)          2,318
                                     ----------       --------        --------        --------        --------        --------
Change in net assets resulting
 from operations..................       22,940         45,891           5,128          16,476           2,654           8,827
                                     ----------       --------        --------        --------        --------        --------
DISTRIBUTIONS TO CLASS I
 SHAREHOLDERS:
   From net investment income.....      (34,013)       (25,751)        (11,155)        (12,296)         (5,985)         (5,949)
   From net realized gains from
     investment transactions......           --             --          (3,594)         (1,813)             --              --
DISTRIBUTIONS TO CLASS A
 SHAREHOLDERS:
   From net investment income.....       (6,846)        (3,418)            (70)            (56)           (395)           (293)
   From net realized gains from
     investment transactions......           --             --             (20)             (7)             --              --
DISTRIBUTIONS TO CLASS B
 SHAREHOLDERS:
   From net investment income.....       (3,104)        (1,923)            (16)             (1)           (421)           (148)
   From net realized gain from
     investment transactions......           --             --              (5)             --(a)           --              --
DISTRIBUTIONS TO CLASS C
 SHAREHOLDERS:
   From net investment income.....         (238)           (32)             --              --              --              --
                                     ----------       --------        --------        --------        --------        --------
Change in net assets from
 shareholder distributions........      (44,201)       (31,124)        (14,860)        (14,173)         (6,801)         (6,390)
                                     ----------       --------        --------        --------        --------        --------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued....      472,181        323,602          26,965          34,060          34,005          27,438
   Proceeds from shares issued in
     conversion...................           --         46,179              --              --              --              --
   Dividends reinvested...........        8,108          4,009           1,122              41             550             314
   Cost of shares redeemed........     (193,419)       (96,404)        (32,757)        (43,458)        (17,981)        (19,272)
                                     ----------       --------        --------        --------        --------        --------
Change in net assets from share
 transactions.....................      286,870        277,386          (4,670)         (9,357)         16,574           8,480
                                     ----------       --------        --------        --------        --------        --------
Change in net assets..............      265,609        292,153         (14,402)         (7,054)         12,427          10,917
NET ASSETS:
   Beginning of period............      778,817        486,664         250,201         257,255         135,700         124,783
                                     ----------       --------        --------        --------        --------        --------
   End of period..................   $1,044,426       $778,817        $235,799        $250,201        $148,127        $135,700
                                     ==========       ========        ========        ========        ========        ========
SHARE TRANSACTIONS:
   Issued.........................       46,535         32,215           2,683           3,350           3,263           2,650
   Issued in conversion...........           --          4,581              --              --              --              --
   Reinvested.....................          797            399             112               4              53              30
   Redeemed.......................      (19,085)        (9,602)         (3,240)         (4,282)         (1,722)         (1,862)
                                     ----------       --------        --------        --------        --------        --------
Change in shares..................       28,247         27,593            (445)           (928)          1,594             818
                                     ==========       ========        ========        ========        ========        ========

------------

(a) Amount is less than 1,000.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                            LOUISIANA
                                            MUNICIPAL                  MICHIGAN MUNICIPAL               OHIO MUNICIPAL
                                            BOND FUND                      BOND FUND                       BOND FUND
                                       -------------------   --------------------------------------   -------------------
                                                             FOR THE
                                       FOR THE    FOR THE      SIX                                    FOR THE    FOR THE
                                         YEAR       YEAR      MONTHS    FOR THE YEAR   FOR THE YEAR     YEAR       YEAR
                                        ENDED      ENDED      ENDED        ENDED          ENDED        ENDED      ENDED
                                       JUNE 30,   JUNE 30,   JUNE 30,   DECEMBER 31,   DECEMBER 31,   JUNE 30,   JUNE 30,
                                         1999       1998       1999         1998           1997         1999       1998
                                       --------   --------   --------   ------------   ------------   --------   --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income............  $  8,793   $  7,337   $  7,488     $  7,825       $ 3,234      $ 10,325   $ 8,797
    Net realized gains (losses) from
      investment transactions........       201        968        480          810          (145)         (494)      257
    Net change in unrealized
      appreciation (depreciation)
      from investments...............    (5,727)     1,590    (13,062)       1,875         3,141        (6,916)    2,911
                                       --------   --------   --------     --------       -------      --------   --------
Change in net assets resulting from
  operations.........................     3,267      9,895     (5,094)      10,510         6,230         2,915    11,965
                                       --------   --------   --------     --------       -------      --------   --------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
    From net investment income.......    (5,005)    (4,929)    (7,069)      (6,900)       (2,399)       (7,834)   (7,209)
    From net realized gains from
      investment transactions........      (207)        --        (22)        (481)           --            --        --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment income.......    (3,453)    (2,237)      (475)        (849)         (815)       (1,004)     (794)
    From net realized gains from
      investment transactions........      (113)        --         (2)         (33)           --            --        --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment income.......      (335)      (171)       (64)         (50)          (13)       (1,487)     (794)
    From net realized gain from
      investment transactions........       (13)        --         --(a)         (3)          --            --        --
                                       --------   --------   --------     --------       -------      --------   --------
Change in net assets from shareholder
  distributions......................    (9,126)    (7,337)    (7,632)      (8,316)       (3,227)      (10,325)   (8,797)
                                       --------   --------   --------     --------       -------      --------   --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued......    42,692     15,023     53,249       49,388        26,315        86,264    57,251
    Proceeds from shares issued in
      Marquis acquisition............    51,579         --         --           --            --            --        --
    Proceeds from shares issued in
      conversion.....................        --         --         --      207,445            --            --        --
    Dividends reinvested.............     2,446      1,558        532        1,328           988         2,005     1,266
    Cost of shares redeemed..........   (42,982)   (39,568)   (26,280)     (17,861)       (9,737)      (37,112)  (31,962)
                                       --------   --------   --------     --------       -------      --------   --------
Change in net assets from share
  transactions.......................    53,735    (22,987)    27,501      240,300        17,566        51,157    26,555
                                       --------   --------   --------     --------       -------      --------   --------
Change in net assets.................    47,876    (20,429)    14,775      242,494        20,569        43,747    29,723
NET ASSETS:
    Beginning of period..............   145,242    165,671    323,658     $ 81,164        60,595       193,325   163,602
                                       --------   --------   --------     --------       -------      --------   --------
    End of period....................  $193,118   $145,242   $338,433     $323,658       $81,164      $237,072   $193,325
                                       ========   ========   ========     ========       =======      ========   ========
SHARE TRANSACTIONS:
    Issued...........................     4,132      1,468      4,896        4,529         2,478         7,736     5,175
    Issued in acquisition............     5,037         --         --           --            --            --        --
    Issued in conversion.............        --         --         --       18,876            --            --        --
    Reinvested.......................       238        152         48          121            93           179       114
    Redeemed.........................    (4,182)    (3,865)    (2,401)      (1,611)         (923)       (3,349)   (2,889)
                                       --------   --------   --------     --------       -------      --------   --------
Change in shares.....................     5,225     (2,245)     2,543       21,915         1,648         4,566     2,400
                                       ========   ========   ========     ========       =======      ========   ========

                                          WEST VIRGINIA
                                         MUNICIPAL BOND
                                              FUND
                                       -------------------

                                       FOR THE    FOR THE
                                         YEAR       YEAR
                                        ENDED      ENDED
                                       JUNE 30,   JUNE 30,
                                         1999       1998
                                       --------   --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income............  $  5,306   $  5,119
    Net realized gains (losses) from
      investment transactions........       110        126
    Net change in unrealized
      appreciation (depreciation)
      from investments...............    (3,453)     2,009
                                       --------   --------
Change in net assets resulting from
  operations.........................     1,963      7,254
                                       --------   --------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
    From net investment income.......    (4,900)    (4,999)
    From net realized gains from
      investment transactions........      (127)       (33)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment income.......      (186)       (60)
    From net realized gains from
      investment transactions........        (4)        --(a)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment income.......      (220)       (60)
    From net realized gain from
      investment transactions........        (6)        --(a)
                                       --------   --------
Change in net assets from shareholder
  distributions......................    (5,443)    (5,152)
                                       --------   --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued......    23,588     23,999
    Proceeds from shares issued in
      Marquis acquisition............        --         --
    Proceeds from shares issued in
      conversion.....................        --         --
    Dividends reinvested.............       338        114
    Cost of shares redeemed..........   (18,769)   (16,118)
                                       --------   --------
Change in net assets from share
  transactions.......................     5,157      7,995
                                       --------   --------
Change in net assets.................     1,677     10,097
NET ASSETS:
    Beginning of period..............   107,789     97,692
                                       --------   --------
    End of period....................  $109,466   $107,789
                                       ========   ========
SHARE TRANSACTIONS:
    Issued...........................     2,282      2,345
    Issued in acquisition............        --         --
    Issued in conversion.............        --         --
    Reinvested.......................        33         11
    Redeemed.........................    (1,819)    (1,579)
                                       --------   --------
Change in shares.....................       496        777
                                       ========   ========

------------

(a) Amount less than $1,000.
See notes to financial statements.
                                      117

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1999

1. ORGANIZATION:

   The One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Short-Term Municipal Bond Fund (previously the Pegasus Short Municipal Bond Fund), Intermediate Tax-Free Bond Fund, Tax-Free Bond Fund (previously the Pegasus Municipal Bond Fund), Municipal Income Fund, Arizona Municipal Bond Fund, Kentucky Municipal Bond Fund, Louisiana Municipal Bond Fund, Michigan Municipal Bond Fund (previously the Pegasus Michigan Municipal Bond Fund), Ohio Municipal Bond Fund, and West Virginia Municipal Bond Fund, (individually a "Fund", collectively the "Funds") only. Each Fund is a non-diversified mutual fund, except for Short-Term Municipal Bond Fund, Intermediate Tax-Free Bond Fund, Tax-Free Bond Fund and Municipal Income Fund, which are diversified.

   The Trust entered into an Agreement and Plan of Reorganization (the "Marquis Agreement") with the Marquis Family of Funds ("Marquis"), a Massachusetts business trust. Pursuant to the Marquis Agreement, all of the assets and liabilities of each Marquis Fund transferred to a Fund of the One Group on August 10, 1998 in exchange for shares of the corresponding Fund of the One Group.

   The Trust entered into an Agreement and Plan of Reorganization (the "Pegasus Agreement") with the Pegasus Funds ("Pegasus"), a Massachusetts business trust. Pursuant to the Pegasus Agreement, all of the assets and liabilities of each Pegasus Fund transferred to a Fund of the One Group on March 22, 1999 in exchange for shares of the corresponding Fund of the One Group. Subsequent to the reorganization, the fiscal year end changed from December 31 to June 30 for the Short-Term Municipal Bond Fund, the Tax-Free Bond Fund and the Michigan Municipal Bond Fund. Therefore, the most recent period presented for the statements of operations, statements of changes in net assets and financial highlights for those Funds present the results for the six months ended June 30, 1999. Capital and share transactions for the periods prior to March 22, 1999 represent the predecessor fund.

       The Funds' investment objectives are as follows:

                    FUND                                              OBJECTIVE
      ---------------------------------       ---------------------------------------------------------
      Short-Term Municipal Bond Fund          Seeks as high a level of current income exempt from
                                               Federal income tax as is consistent with relative
                                               stability of principal.
      Intermediate Tax-Free Bond Fund         Seeks current income exempt from Federal income taxes
                                               consistent with prudent investment management and the
                                               preservation of capital.
      Tax-Free Bond Fund                      Seeks as high a level of current income exempt from
                                               Federal income tax as is consistent with relative
                                               stability of principal.
      Municipal Income Fund                   Seeks current income exempt from Federal income taxes.
      Arizona Municipal Bond Fund             Seeks current income exempt from Federal income tax and
                                               Arizona personal income tax, consistent with the
                                               preservation of principal.
      Kentucky Municipal Bond Fund            Seeks current income exempt from Federal income tax and
                                               Kentucky personal income tax, consistent with the
                                               preservation of principal.
      Louisiana Municipal Bond Fund           Seeks current income both consistent with the
                                               preservation of principal and exempt from Federal income
                                               tax and Louisiana income tax. \

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

                    FUND                                              OBJECTIVE
      ---------------------------------       ---------------------------------------------------------
      Michigan Municipal Bond Fund            Seeks current income exempt from Federal income tax and
                                               Michigan personal income tax, consistent with the
                                               preservation of principal.
      Ohio Municipal Bond Fund                Seeks current income exempt from Federal income tax and
                                               Ohio personal income tax, consistent with the
                                               preservation of principal.
      West Virginia Municipal Bond Fund       Seeks current income exempt from Federal income tax and
                                               West Virginia personal income tax, consistent with the
                                               preservation of principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

       SECURITY VALUATION

       Debt securities (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by the Fair Value Committee, which is comprised of members from Banc One Investment Advisors Corporation (the "Advisor") and the One Group Services Company (the "Administrator"), under the direction of the Board of Trustees.

       REPURCHASE AGREEMENTS

       The Funds may invest in repurchase agreements with institutions that are deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

       WRITTEN OPTIONS

       The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options, which expire, are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

       FUTURES CONTRACTS

       The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

       INDEXED SECURITIES

       The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other referenced instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

       SECURITIES LENDING

       To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, letters of credit or any combination of cash, such securities, shares or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1999, the Funds had no securities on loan.

       SECURITY TRANSACTIONS AND RELATED INCOME

       Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends from net investment income are declared daily and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

       Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

       FEDERAL INCOME TAXES

       Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

       DEFERRED ORGANIZATION COSTS

       Organization costs for Funds commencing operations prior to June 30, 1998 are amortized on a straight-line basis over a five year period beginning with the commencement of operations of each fund.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-nine series and five classes of shares: Class I, Class A, Class B, Class C and Service Class (Prior to November 1, 1998, Class I was known as Fiduciary Class). Currently, the Trust consists of forty-nine active funds. The funds are each authorized to issue Class I, Class A, Class B, and Class C shares. Class A shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the funds' prospectus. Certain redemptions of Class B and Class C shares are subject to contingent deferred sales charges in accordance with the funds' prospectus. As of June 30, 1999, there were no shareholders in Class C of the funds except for the Municipal Income Fund. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in fund shares for the periods noted:

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999
(Amounts in thousands)

                                        SHORT-TERM MUNICIPAL     INTERMEDIATE TAX-FREE                  TAX-FREE
                                              BOND FUND                BOND FUND                       BOND FUND
                                       -----------------------   ---------------------   --------------------------------------
                                        PERIOD       MAY 4,        YEAR        YEAR       PERIOD        YEAR           YEAR
                                        ENDED       1998 TO        ENDED       ENDED      ENDED        ENDED          ENDED
                                       JUNE 30,   DECEMBER 31,   JUNE 30,    JUNE 30,    JUNE 30,   DECEMBER 31,   DECEMBER 31,
                                         1999       1998(a)        1999        1998        1999         1998           1997
                                       --------   ------------   ---------   ---------   --------   ------------   ------------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.........  $32,888      $ 28,335     $125,858    $111,699    $43,899      $ 89,326       $ 90,800
 Proceeds from shares issued in
   conversion........................       --        95,766       50,518          --         --       449,204             --
 Proceeds from shares issued in
   Pegasus acquisition...............       --            --      471,982          --         --            --             --
 Dividends reinvested................       80           271        2,422       2,191        795         1,162            633
 Cost of shares redeemed.............  (16,716)       (6,780)     (90,415)    (80,781)   (55,106)      (60,985)       (87,732)
                                       -------      --------     --------    --------    --------     --------       --------
 Change in net assets from Class I
   Share transactions................  $16,252      $117,592     $560,365    $ 33,109    $(10,412)    $478,707       $  3,701
                                       =======      ========     ========    ========    ========     ========       ========
CLASS A SHARES:
 Proceeds from shares issued.........  $ 1,774      $    558     $  7,787    $  7,828    $11,193      $ 19,917       $ 11,724
 Proceeds from shares issued in
   Pegasus acquisition...............       --            --       20,534          --         --            --             --
 Dividends reinvested................       15             2          715         408        678         1,123            843
 Cost of shares redeemed.............     (484)           --       (7,422)     (2,369)   (19,172)       (8,974)        (8,455)
                                       -------      --------     --------    --------    --------     --------       --------
 Change in net assets from Class A
   Share transactions................  $ 1,305      $    560     $ 21,614    $  5,867    $(7,301)     $ 12,066       $  4,112
                                       =======      ========     ========    ========    ========     ========       ========
CLASS B SHARES:
 Proceeds from shares issued.........  $   169      $    110     $  3,903    $  2,713    $   650      $    994       $    734
 Proceeds from shares issued in
   Pegasus acquisition...............       --            --          715          --         --            --             --
 Dividends reinvested................        2             1          297         166         29            48             28
 Cost of shares redeemed.............      (54)           --       (1,099)       (608)      (283)         (231)          (160)
                                       -------      --------     --------    --------    --------     --------       --------
 Change in net assets from Class B
   Share transactions................  $   117      $    111     $  3,816    $  2,271    $   396      $    811       $    602
                                       =======      ========     ========    ========    ========     ========       ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued..............................    3,252         2,850       11,419      10,053      3,394         6,980          7,312
 Issued in conversion................       --         9,463        4,541          --         --        34,802             --
 Issued in Pegasus acquisition.......       --            --       42,711          --         --            --             --
 Reinvested..........................        8            --          219         197         62            89             51
 Redeemed............................   (1,648)         (666)      (8,209)     (7,275)    (4,300)       (4,707)        (7,051)
                                       -------      --------     --------    --------    --------     --------       --------
 Change in Class I Shares............    1,612        11,647       50,681       2,975       (844)       37,164            312
                                       =======      ========     ========    ========    ========     ========       ========
CLASS A SHARES:
 Issued..............................      176            55          706         705        876         1,539            939
 Issued in Pegasus acquisition.......       --            --        1,858          --         --            --             --
 Reinvested..........................        1            --(b)        64          37         52            87             67
 Redeemed............................      (48)           --         (676)       (214)    (1,485)         (694)          (681)
                                       -------      --------     --------    --------    --------     --------       --------
 Change in Class A Shares............      129            55        1,952         528       (557)          932            325
                                       =======      ========     ========    ========    ========     ========       ========
CLASS B SHARES:
 Issued..............................       17            11          350         244         51            77             58
 Issued in Pegasus acquisition.......       --            --           65          --         --            --             --
 Reinvested..........................       --            --(b)        27          15          2             4              2
 Redeemed............................       (5)           --         (100)        (54)       (22)          (18)           (13)
                                       -------      --------     --------    --------    --------     --------       --------
 Change in Class B Shares............       12            11          342         205         31            63             47
                                       =======      ========     ========    ========    ========     ========       ========

------------

(a) Period from commencement of operations.

(b) Amount is less than 1,000.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999
(Amounts in thousands)

                                                 MUNICIPAL         ARIZONA MUNICIPAL    KENTUCKY MUNICIPAL
                                                INCOME FUND            BOND FUND             BOND FUND
                                            -------------------   -------------------   -------------------
                                              YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                             ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                            JUNE 30,   JUNE 30,   JUNE 30,   JUNE 30,   JUNE 30,   JUNE 30,
                                              1999       1998       1999       1998       1999       1998
                                            --------   --------   --------   --------   --------   --------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued..............  $214,044   $220,026   $25,638    $32,085    $19,845    $ 21,000
 Proceeds from shares issued in
   conversion.............................       --     46,179         --         --         --          --
 Dividends reinvested.....................       64         44      1,082         --          8          11
 Cost of shares redeemed..................  (72,581)   (69,016)   (32,308)   (41,541)   (15,769)    (17,905)
                                            --------   --------   --------   --------   --------   --------
 Change in net assets from Class I Share
   transactions...........................  $141,527   $197,233   $(5,588)   $(9,456)   $ 4,084    $  3,106
                                            ========   ========   ========   ========   ========   ========
CLASS A SHARES:
 Proceeds from shares issued..............  $193,257   $77,150    $   963    $ 1,686    $ 3,399    $  3,088
 Dividends reinvested.....................    5,621      2,621         31         41        261         217
 Cost of shares redeemed..................  (108,374)  (21,365)      (449)    (1,917)    (1,207)     (1,062)
                                            --------   --------   --------   --------   --------   --------
 Change in net assets from Class A Share
   transactions...........................  $90,504    $58,406    $   545    $  (190)   $ 2,453    $  2,243
                                            ========   ========   ========   ========   ========   ========
CLASS B SHARES:
 Proceeds from shares issued..............  $50,465    $24,239    $   364    $   289    $10,761    $  3,350
 Dividends reinvested.....................    2,235      1,319          9         --        281          86
 Cost of shares redeemed..................   (9,665)    (6,014)        --         --     (1,005)       (305)
                                            --------   --------   --------   --------   --------   --------
 Change in net assets from Class B Share
   transactions...........................  $43,035    $19,544    $   373    $   289    $10,037    $  3,131
                                            ========   ========   ========   ========   ========   ========
CLASS C SHARES:
 Proceeds from shares issued..............  $14,415    $ 2,187
 Dividends reinvested.....................      188         25
 Cost of shares redeemed..................   (2,799)        (9)
                                            --------   --------
 Change in net assets from Class C Share
   transactions...........................  $11,804    $ 2,203
                                            ========   ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued...................................   21,119     21,915      2,551      3,154      1,901       2,029
 Issued in conversion.....................       --      4,581         --         --         --          --
 Reinvested...............................        6          4        108         --          1           1
 Redeemed.................................   (7,166)    (6,882)    (3,196)    (4,092)    (1,509)     (1,730)
                                            --------   --------   --------   --------   --------   --------
 Change in Class I Shares.................   13,959     19,618       (537)      (938)       393         300
                                            ========   ========   ========   ========   ========   ========
CLASS A SHARES:
 Issued...................................   19,009      7,666         96        167        326         297
 Reinvested...............................      552        260          3          4         25          21
 Redeemed.................................  (10,686)    (2,120)       (44)      (190)      (115)       (103)
                                            --------   --------   --------   --------   --------   --------
 Change in Class A Shares.................    8,875      5,806         55        (19)       236         215
                                            ========   ========   ========   ========   ========   ========
CLASS B SHARES:
 Issued...................................    4,982      2,416         36         29      1,036         324
 Reinvested...............................      220        132          1         --         27           8
 Redeemed.................................     (956)      (599)        --         --        (98)        (29)
                                            --------   --------   --------   --------   --------   --------
 Change in Class B Shares.................    4,246      1,949         37         29        965         303
                                            ========   ========   ========   ========   ========   ========
CLASS C SHARES:
 Issued...................................    1,425        218
 Reinvested...............................       19          3
 Redeemed.................................     (277)        (1)
                                            --------   --------
 Change in Class C Shares.................    1,167        220
                                            ========   ========

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999
(Amounts in thousands)

                                       LOUISIANA MUNICIPAL         MICHIGAN MUNICIPAL           OHIO MUNICIPAL
                                            BOND FUND                  BOND FUND                   BOND FUND
                                       -------------------   ------------------------------   -------------------
                                         YEAR       YEAR      PERIOD      YEAR       YEAR       YEAR       YEAR
                                        ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                       JUNE 30,   JUNE 30,   JUNE 30,   DECEMBER   DECEMBER   JUNE 30,   JUNE 30,
                                         1999       1998       1999     31, 1998   31, 1997     1999       1998
                                       --------   --------   --------   --------   --------   --------   --------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.........  $20,995    $ 7,654    $41,357    $41,309    $23,854    $40,536    $37,277
 Proceeds from shares issued in
   acquisition.......................   15,090         --         --         --         --         --         --
 Proceeds from shares issued in
   conversion........................       --         --         --    207,445         --         --         --
 Dividends reinvested................      171          7        126        629        347         34         41
 Cost of shares redeemed.............  (19,498)   (30,030)   (19,178)   (14,329)    (6,574)   (25,022)   (23,179)
                                       --------   --------   --------   --------   --------   --------   --------
 Change in net assets from Class I
   Share transactions................  $16,758    $(22,369)  $22,305    $235,054   $17,627    $15,548    $14,139
                                       ========   ========   ========   ========   ========   ========   ========
CLASS A SHARES:
 Proceeds from shares issued.........  $16,545    $ 5,295    $ 6,796    $ 6,878    $ 1,863    $15,718    $ 5,696
 Proceeds from shares issued in
   acquisition.......................   34,487         --         --         --         --         --         --
 Dividends reinvested................    2,039      1,436        370        671        636        816        637
 Cost of shares redeemed.............  (21,854)    (8,929)    (6,989)    (3,525)    (3,140)    (6,121)    (5,438)
                                       --------   --------   --------   --------   --------   --------   --------
 Change in net assets from Class A
   Share transactions................  $31,217    $(2,198)   $   177    $ 4,024    $  (641)   $10,413    $   895
                                       ========   ========   ========   ========   ========   ========   ========
CLASS B SHARES:
 Proceeds from shares issued.........  $ 5,152    $ 2,074    $ 5,096    $ 1,202    $   597    $30,010    $14,278
 Proceeds from shares issued in
   acquisition.......................    2,002         --         --         --         --         --         --
 Dividends reinvested................      236        115         36         28          5      1,155        588
 Cost of shares redeemed.............   (1,630)      (609)      (113)        (7)       (22)    (5,969)    (3,345)
                                       --------   --------   --------   --------   --------   --------   --------
 Change in net assets from Class B
   Share transactions................  $ 5,760    $ 1,580    $ 5,019    $ 1,223    $   580    $25,196    $11,521
                                       ========   ========   ========   ========   ========   ========   ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued..............................    2,034        747      3,788      3,794      2,244      3,649      3,381
 Issued in Marquis acquisition.......    1,474         --         --         --         --         --         --
 Issued in conversion................       --         --         --     18,876         --         --         --
 Reinvested..........................       17          1         11         57         33          3          4
 Redeemed............................   (1,891)    (2,934)    (1,750)    (1,290)      (623)    (2,261)    (2,097)
                                       --------   --------   --------   --------   --------   --------   --------
 Change in Class I Shares............    1,634     (2,186)     2,049     21,437      1,654      1,391      1,288
                                       ========   ========   ========   ========   ========   ========   ========
CLASS A SHARES:
 Issued..............................    1,602        519        623        623        176      1,416        513
 Issued in Marquis acquisition.......    3,368         --         --         --         --         --         --
 Reinvested..........................      198        140         34         61         60         73         57
 Redeemed............................   (2,133)      (872)      (640)      (320)      (298)      (554)      (491)
                                       --------   --------   --------   --------   --------   --------   --------
 Change in Class A Shares............    3,035       (213)        17        364        (62)       935         79
                                       ========   ========   ========   ========   ========   ========   ========
CLASS B SHARES:
 Issued..............................      496        202        485        113         58      2,671      1,281
 Issued in Marquis acquisition.......      195         --         --         --         --         --         --
 Reinvested..........................       23         11          3          3         --(a)     103         53
 Redeemed............................     (158)       (59)       (11)        (1)        (2)      (534)      (301)
                                       --------   --------   --------   --------   --------   --------   --------
 Change in Class B Shares............      556        154        477        115         56      2,240      1,033
                                       ========   ========   ========   ========   ========   ========   ========

                                          WEST VIRGINIA
                                            MUNICIPAL
                                            BOND FUND
                                       -------------------
                                         YEAR       YEAR
                                        ENDED      ENDED
                                       JUNE 30,   JUNE 30,
                                         1999       1998
                                       --------   --------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.........  $13,880    $ 19,752
 Proceeds from shares issued in
   acquisition.......................       --          --
 Proceeds from shares issued in
   conversion........................       --          --
 Dividends reinvested................       46          38
 Cost of shares redeemed.............  (14,873)    (15,715)
                                       --------   --------
 Change in net assets from Class I
   Share transactions................  $  (947)   $  4,075
                                       ========   ========
CLASS A SHARES:
 Proceeds from shares issued.........  $ 4,559    $  1,552
 Proceeds from shares issued in
   acquisition.......................       --          --
 Dividends reinvested................      144          48
 Cost of shares redeemed.............   (3,013)       (398)
                                       --------   --------
 Change in net assets from Class A
   Share transactions................  $ 1,690    $  1,202
                                       ========   ========
CLASS B SHARES:
 Proceeds from shares issued.........  $ 5,149    $  2,695
 Proceeds from shares issued in
   acquisition.......................       --          --
 Dividends reinvested................      148          28
 Cost of shares redeemed.............     (883)         (5)
                                       --------   --------
 Change in net assets from Class B
   Share transactions................  $ 4,414    $  2,718
                                       ========   ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued..............................    1,349       1,933
 Issued in Marquis acquisition.......       --          --
 Issued in conversion................       --          --
 Reinvested..........................        5           4
 Redeemed............................   (1,443)     (1,539)
                                       --------   --------
 Change in Class I Shares............      (89)        398
                                       ========   ========
CLASS A SHARES:
 Issued..............................      438         150
 Issued in Marquis acquisition.......       --          --
 Reinvested..........................       14           5
 Redeemed............................     (291)        (39)
                                       --------   --------
 Change in Class A Shares............      161         116
                                       ========   ========
CLASS B SHARES:
 Issued..............................      495         262
 Issued in Marquis acquisition.......       --          --
 Reinvested..........................       14           2
 Redeemed............................      (85)         (1)
                                       --------   --------
 Change in Class B Shares............      424         263
                                       ========   ========

------------

(a) Amount is less than 1,000.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Adviser are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Fund's average net assets: 0.60% of the Short-Term Municipal Bond Fund, the Intermediate Tax-Free Bond Fund, the Louisiana Municipal Bond Fund and the Ohio Municipal Bond Fund; 0.45% of the Tax-Free Bond Fund, the Municipal Income Fund, the Arizona Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Michigan Municipal Bond Fund and the West Virginia Municipal Bond Fund.

   Prior to March 22, 1999 the Pegasus Funds and First Chicago NBD Investment Management Company ("FCNIMCO") were parties to an investment advisory agreement under which the Advisor was entitled to a fee, computed daily and paid monthly, at an annual rate of 0.40% of the average net assets of the Short-Term Municipal Bond Fund, the Tax-Free Bond Fund and the Michigan Municipal Bond Fund.

   The Trust and the Administrator, a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Fund, and the Investor Balanced Fund, the "Investor Funds" and the Treasury Only Money Market Fund, the Government Money Market Fund and the Institutional Prime Money Market Fund (the "Institutional Money Market Funds"), 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   Prior to March 22, 1999 FCNIMCO and BISYS Fund Services (the
   "Co-Administrators") were parties to a Co-Administration agreement under which the Co-Administrators were entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Short-Term Municipal Bond Fund, the Tax-Free Bond Fund and the Michigan Municipal Bond Fund.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25%, 0.90% and 0.90% of average daily net assets of the Class A, Class B and Class C shares, respectively, of each fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I shares of each fund are offered without distribution fees. For the year ended June 30, 1999, the Distributor received $173,660 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor reallowed $160,014 to affiliated broker/dealers of the Funds.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the year ended June 30, 1999, fees in the following amounts were waived (amounts in thousands):

                                                  INVESTMENT                            12b-1 FEES WAIVED
                                                 ADVISORY FEES   ADMINISTRATION    ---------------------------
                                                    WAIVED         FEES WAIVED     CLASS A   CLASS B   CLASS C
                                                 -------------   ---------------   -------   -------   -------
   Short-Term Municipal Bond Fund**............     $  105            $  4          $ --      $ --*     $ --
   Intermediate Tax-Free Bond Fund.............      1,481              27            21         8        --
   Tax-Free Bond Fund **.......................        129              25             9         1        --
   Municipal Income Fund.......................        878              --           148        78         6
   Arizona Municipal Bond Fund.................        104              43             2        --*       --
   Kentucky Municipal Bond Fund................        131              18             9        11        --
   Louisiana Municipal Bond Fund...............        423              44            78         9        --
   Michigan Municipal Bond Fund **.............         50              10             5         1        --
   Ohio Municipal Bond Fund....................        606              --            23        38        --
   West Virginia Municipal Bond Fund...........         91              25             4         6        --

---------------

 *Amount is less than $1,000
**Amounts are for six months ended June 30, 1999.

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the year ended June 30, 1999 were as follows (amounts in thousands):

                                                       PURCHASES     SALES
                                                       ---------    --------
Short-Term Municipal Bond Fund*......................  $105,203     $ 90,927
Intermediate Tax-Free Bond Fund......................   851,732      759,559
Tax-Free Bond Fund *.................................   325,070      391,167
Municipal Income Fund................................   741,278      494,227
Arizona Municipal Bond Fund..........................    39,500       49,207
Kentucky Municipal Bond Fund.........................    22,252        8,991
Louisiana Municipal Bond Fund........................    41,058       37,489
Michigan Municipal Bond Fund *.......................    46,274       34,261
Ohio Municipal Bond Fund.............................    74,516       29,627
West Virginia Municipal Bond Fund....................    21,771       16,909

---------------

* Amounts are for six months ended June 30, 1999.

6. FINANCIAL INSTRUMENTS:

   Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in securities.

7. CONCENTRATION OF CREDIT RISK:

   The Arizona, Kentucky, Louisiana, Michigan, Ohio and West Virginia Municipal Bond Funds invest primarily in debt obligations issued by the respective States and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

   adversely affecting issuers of the state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

8. CONVERSION OF COMMON TRUST FUNDS:

   The net assets of certain common trust funds managed by FCNIMCO were exchanged in a tax-free conversion for shares of the corresponding Funds (Class I). The transactions were accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of dates, shares issued, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date:

                                                                                 NET ASSET
                                                          SHARES   NET ASSETS    VALUE PER      UNREALIZED
                                                          ISSUED   CONVERTED    SHARE ISSUED   APPRECIATION
                                                          ------   ----------   ------------   ------------
   June 5, 1998

   Tax-Free Bond Fund...................................   1,695    $ 21,792       $12.86        $ 1,386
   August 21, 1998

   Short-Term Municipal Bond Fund.......................   9,463      95,766        10.12          1,053
   Tax-Free Bond Fund...................................  33,107     427,413        12.91         23,196
   Michigan Municipal Bond Fund.........................  18,876     207,445        10.99         10,379

   On December 19, 1997, the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Fund. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):

                                                                                NET ASSET
                                                                      NET         VALUE
                                                         SHARES     ASSETS      PER SHARE     UNREALIZED
                                                         ISSUED    CONVERTED     ISSUED      APPRECIATION
                                                         ------    ---------    ---------    ------------
   Municipal Income Fund...............................  4,581      $46,179      $10.08         $1,820
   February 21, 1999

   Intermediate Tax-Free Bond Fund.....................  4,541      $50,518      $11.13         $1,888

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

9. MARQUIS REORGANIZATIONS:

   The Trust entered an agreement and plan of reorganization and liquidation ("the Marquis Reorganization") with the Marquis Family of Funds (the "Marquis Funds") pursuant to which all of the assets and liabilities of each Marquis Fund transferred to a fund of the One Group in exchange for shares of the corresponding fund of the One Group. The Marquis Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on August 10, 1998 following approval by shareholders of the Marquis Funds at a special Shareholder Meeting on July 30, 1998. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation immediately before and after the Marquis Reorganization (amounts in thousands except per share amounts):

                                                                                               AFTER
                                                             BEFORE REORGANIZATION         REORGANIZATION
                                                         ------------------------------    --------------
                                                         MARQUIS LOUISIANA    LOUISIANA      LOUISIANA
                                                             TAX-FREE         MUNICIPAL      MUNICIPAL
                                                            INCOME FUND       BOND FUND      BOND FUND
                                                         -----------------    ---------    --------------
   Shares..............................................         5,044           14,026          19,063
   Net assets..........................................       $51,579         $143,628        $195,207
   Net asset value:
     Class I...........................................            --            10.24           10.24
     Class A...........................................       $ 10.23            10.24           10.24
     Class B...........................................       $ 10.23            10.24           10.24
   Unrealized appreciation.............................       $ 1,475            7,913           9,388

10. PEGASUS REORGANIZATIONS:

   The Trust entered an agreement and plan of reorganization and liquidation ("the Pegasus Reorganization") with the Pegasus Funds pursuant to which all of the assets and liabilities of each Pegasus Fund transferred to a fund of the One Group in exchange for shares of the corresponding fund of the One Group. The Pegasus Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on March 21, 1999 following approval by shareholders of the Pegasus Funds at a special Shareholder Meeting. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation immediately before and after the Pegasus Reorganization (amounts in thousands except per share amounts):

                                                                     BEFORE                    AFTER
                                                                 REORGANIZATION            REORGANIZATION
                                                         ------------------------------    --------------
                                                                               SHORT-        SHORT-TERM
                                                           PEGASUS SHORT        TERM         MUNICIPAL
                                                             MUNICIPAL        MUNICIPAL         BOND
                                                             BOND FUND        BOND FUND         FUND
                                                         -----------------    ---------    --------------
   Shares..............................................        12,389               --          12,389
   Net assets..........................................      $125,675               --        $125,675
   Net asset value:
     Class I...........................................      $  10.14               --        $  10.14
     Class A...........................................      $  10.13               --        $  10.13
     Class B...........................................      $  10.18               --        $  10.18
   Unrealized appreciation.............................      $  1,490               --        $  1,490

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

                                                                      BEFORE                      AFTER
                                                                  REORGANIZATION              REORGANIZATION
                                                         ---------------------------------    --------------
                                                              PEGASUS
                                                           INTERMEDIATE       INTERMEDIATE     INTERMEDIATE
                                                             MUNICIPAL          TAX-FREE      TAX-FREE BOND
                                                             BOND FUND         BOND FUND           FUND
                                                         -----------------    ------------    --------------
   Shares..............................................        40,404             54,578            99,212
   Net assets..........................................      $493,231           $603,298        $1,096,529
   Net asset value:
     Class I...........................................         12.21              11.05             11.05
     Class A...........................................         12.20              11.05             11.05
     Class B...........................................         12.20              11.07             11.07
   Unrealized appreciation.............................        16,153             23,576            39,729

                                                                     BEFORE                    AFTER
                                                                 REORGANIZATION            REORGANIZATION
                                                         ------------------------------    --------------
                                                              PEGASUS
                                                             MUNICIPAL        TAX-FREE     TAX-FREE BOND
                                                             BOND FUND        BOND FUND         FUND
                                                         -----------------    ---------    --------------
   Shares..............................................        68,770               --          68,770
   Net assets..........................................      $887,243               --        $887,243
   Net asset value:
     Class I...........................................         12.90               --           12.90
     Class A...........................................         12.91               --           12.91
     Class B...........................................         12.90               --           12.90
   Unrealized appreciation.............................        49,137               --          49,137

                                                                     BEFORE                    AFTER
                                                                 REORGANIZATION            REORGANIZATION
                                                         ------------------------------    --------------
                                                                                              MICHIGAN
                                                         PEGASUS MICHIGAN     MICHIGAN       MUNICIPAL
                                                             MUNICIPAL        MUNICIPAL         BOND
                                                             BOND FUND        BOND FUND         FUND
                                                         -----------------    ---------    --------------
   Shares..............................................        29,971               --          29,971
   Net assets..........................................      $329,411               --        $329,411
   Net asset value:
     Class I...........................................         10.99               --           10.99
     Class A...........................................         10.99               --           10.99
     Class B...........................................         10.64               --           10.63
   Unrealized appreciation.............................        14,703               --          14,703

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

11. SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED):

   A Special Meeting of Shareholders of the One Group Mutual Funds was held on May 17, 1999. At the meeting, shareholders voted on the approval of the following proposals:

   1. To elect the Board of Trustees of the One Group Mutual Funds.

                                                                                            BROKER
                       FUND NAME                          FOR        AGAINST    ABSTAIN    NON-VOTE
                       ---------                       ----------    -------    -------    ---------
   Intermediate Tax-Free Bond Fund...................  51,566,548      --       94,571            --
   Municipal Income Fund.............................  93,678,006      --       100,315           --
   Arizona Municipal Bond Fund.......................  23,689,329      --           --            --
   Kentucky Municipal Bond Fund......................  13,265,230      --        2,996            --
   Louisiana Municipal Bond Fund.....................  15,771,627      --       14,916            --
   Ohio Municipal Bond Fund..........................  20,322,344      --       25,435            --
   West Virginia Municipal Bond Fund.................  11,024,625      --           --            --

   2. To ratify the selection of independent accountants.

                                                                                            BROKER
                       FUND NAME                         FOR        AGAINST    ABSTAIN     NON-VOTE
                       ---------                      ----------    -------    -------    ----------
   Intermediate Tax-Free Bond Fund..................  51,595,417      4,631    61,070             --
   Municipal Income Fund............................  93,648,227     17,257    112,837            --
   Arizona Municipal Bond Fund......................  23,689,329         --        --             --
   Kentucky Municipal Bond Fund.....................  13,261,636         --     6,590             --
   Louisiana Municipal Bond Fund....................  15,755,719      1,161    29,663             --
   Ohio Municipal Bond Fund.........................  20,290,023      5,821    51,935             --
   West Virginia Municipal Bond Fund................  11,024,625         --        --             --

   3. To approve a change to a fundamental investment restriction by eliminating language which prohibits One Group Mutual Funds from participating on a joint or a joint and several basis in any trading account in securities.

                                                                                            BROKER
                       FUND NAME                         FOR        AGAINST    ABSTAIN     NON-VOTE
                       ---------                      ----------    -------    -------    ----------
   Intermediate Tax-Free Bond Fund..................  50,329,513     41,744    72,942      1,216,920
   Municipal Income Fund............................  74,036,832    127,437    141,134    19,472,918
   Arizona Municipal Bond Fund......................  23,570,239         --        --        119,090
   Kentucky Municipal Bond Fund.....................  12,213,704      2,556    11,204      1,040,762
   Louisiana Municipal Bond Fund....................  12,306,843    146,677    56,577      3,276,446
   Ohio Municipal Bond Fund.........................  15,299,637     31,486    62,174      4,954,482
   West Virginia Municipal Bond Fund................  10,081,744        999     1,750        940,132

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999


12. FEDERAL TAX INFORMATION (UNAUDITED):

   The accompanying table below details distributions from long-term capital gains for the following funds for the fiscal year ended June 30, 1999 (amounts in thousands):

                                                                DISTRIBUTIONS
                                                                -------------
Short-Term Municipal Bond Fund..............................           15
Intermediate Tax-Free Bond Fund.............................        5,103
Tax-Free Bond Fund..........................................          728
Arizona Municipal Bond Fund.................................        3,596
Louisiana Municipal Bond Fund...............................          333
Michigan Municipal Bond Fund................................           24
West Virginia Municipal Bond Fund...........................          108

   On June 30, 1999, the following Funds have capital loss carry forwards which are available to offset future capital gains, if any (amounts in thousands):

                                                                        EXPIRES
                                                 ------------------------------------------------------
                    FUND NAME                     2001      2002     2003     2004      2005     TOTAL
                    ---------                    -------    ----    ------    -----    ------    ------
   Municipal Income Fund.......................    $--       $--    $1,801    $  --    $2,561    $4,362
   Kentucky Municipal Bond Fund................    --        --      1,067      483        --     1,550
   Ohio Municipal Bond Fund....................    --        --      2,161    1,463       217     3,841

   The Funds designate the following exempt-interest dividends for the taxable year ended June 30, 1999 (amounts in thousands):

                                                               TAX-EXEMPT
                                                              DISTRIBUTION
                                                              ------------
Short-Term Municipal Bond Fund..............................     $ 2,447
Intermediate Tax-Free Bond Fund.............................      28,648
Tax-Free Bond Fund..........................................      21,275
Municipal Income Fund.......................................      41,779
Arizona Municipal Bond Fund.................................      11,067
Kentucky Municipal Bond Fund................................       6,638
Louisiana Municipal Bond Fund...............................       8,500
Michigan Municipal Bond Fund................................       7,528
Ohio Municipal Bond Fund....................................      10,007
West Virginia Municipal Bond Fund...........................       5,128

   POST OCTOBER LOSS DEFERRAL

   Capital losses incurred after October 31 within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such capital losses (amounts in thousands):

                                                               POST OCTOBER
                                                              CAPITAL LOSSES
                                                              --------------
Short-Term Municipal Bond Fund..............................          4
Intermediate Tax-Free Bond Fund.............................      7,211
Tax-Free Bond Fund..........................................      2,056
Municipal Income Fund.......................................      1,136
Kentucky Municipal Bond Fund................................        183
Ohio Municipal Bond Fund....................................        498

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                SHORT-TERM MUNICIPAL BOND FUND
                                                                -------------------------------
                                                                        CLASS I SHARES
                                                                -------------------------------
                                                                FOR THE SIX        MAY 4, 1998
                                                                MONTHS ENDED            TO
                                                                  JUNE 30,         DECEMBER 31,
                                                                    1999             1998(a)
                                                                ------------       ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $  10.16           $  10.00
                                                                  --------           --------
Investment Activities:
  Net investment income.....................................          0.19               0.25
  Net realized and unrealized gains (losses) from
     investments............................................         (0.14)              0.16
                                                                  --------           --------
Total from Investment Activities............................          0.05               0.41
                                                                  --------           --------
Distributions:
  Net investment income.....................................         (0.19)             (0.25)
                                                                  --------           --------
Total Distributions.........................................         (0.19)             (0.25)
                                                                  --------           --------
NET ASSET VALUE,
  END OF PERIOD.............................................      $  10.02           $  10.16
                                                                  ========           ========
Total Return................................................          0.50%(b)           4.15%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $132,902           $118,296
  Ratio of expenses to average net assets...................          0.62%(c)           0.61%(c)
  Ratio of net investment income to average net assets......          3.79%(c)           3.75%(c)
  Ratio of expenses to average net assets*..................          0.80%(c)           0.70%(c)
  Ratio of net investment income to average net assets*.....          3.61%(c)           3.66%(c)
  Portfolio Turnover(d).....................................         74.84%             32.23%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  SHORT-TERM MUNICIPAL BOND FUND
                                                                  ------------------------------
                                                                          CLASS A SHARES
                                                                  ------------------------------
                                                                  FOR THE SIX       MAY 4, 1998
                                                                  MONTHS ENDED           TO
                                                                    JUNE 30,        DECEMBER 31,
                                                                      1999            1998(a)
                                                                  ------------      ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................         $10.15            $10.00
                                                                     ------            ------
Investment Activities:
  Net investment income.....................................           0.19              0.22
  Net realized and unrealized gains (losses) from
     investments............................................          (0.15)             0.16
                                                                     ------            ------
Total from Investment Activities............................           0.04              0.38
                                                                     ------            ------
Distributions:
  Net investment income.....................................          (0.18)            (0.23)
                                                                     ------            ------
Total Distributions.........................................          (0.18)            (0.23)
                                                                     ------            ------
NET ASSET VALUE, END OF PERIOD..............................         $10.01            $10.15
                                                                     ======            ======
Total Return................................................           0.37%(b)          3.89%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................         $1,843            $  559
  Ratio of expenses to average net assets...................           0.86%(c)          0.86%
  Ratio of net investment income to average net assets......           3.48%(c)          3.53%
  Ratio of expenses to average net assets*..................           1.16%(c)          0.99%
  Ratio of net investment income to average net assets*.....           3.18%(c)          3.40%
  Portfolio Turnover(d).....................................          74.84%            32.23%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  SHORT-TERM MUNICIPAL BOND FUND
                                                                  ------------------------------
                                                                          CLASS B SHARES
                                                                  ------------------------------
                                                                  FOR THE SIX       MAY 4, 1998
                                                                  MONTHS ENDED           TO
                                                                    JUNE 30,        DECEMBER 31,
                                                                      1999            1998(a)
                                                                  ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................         $10.19            $10.00
                                                                     ------            ------
Investment Activities:
  Net investment income.....................................           0.15              0.13
  Net realized and unrealized gains (losses) from
     investments............................................          (0.14)             0.21
                                                                     ------            ------
Total from Investment Activities............................           0.01              0.34
                                                                     ------            ------
Distributions:
  Net investment income.....................................          (0.15)            (0.15)
                                                                     ------            ------
Total Distributions.........................................          (0.15)            (0.15)
                                                                     ------            ------
NET ASSET VALUE, END OF PERIOD..............................         $10.05            $10.19
                                                                     ======            ======
Total Return................................................           0.11%(b)          3.48%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................         $  226            $  112
  Ratio of expenses to average net assets...................           1.55%(c)          1.61%(c)
  Ratio of net investment income to average net assets......           2.80%(c)          2.43%(c)
  Ratio of expenses to average net assets*..................           1.80%(c)          1.68%(c)
  Ratio of net investment income to average net assets*.....           2.55%(c)          2.36%(c)
  Portfolio Turnover(d).....................................          74.84%            32.23%(b)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             INTERMEDIATE TAX-FREE BOND FUND
                                                ----------------------------------------------------------
                                                                      CLASS I SHARES
                                                ----------------------------------------------------------
                                                                   YEAR ENDED JUNE 30,
                                                ----------------------------------------------------------
                                                   1999         1998        1997        1996        1995
                                                ----------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD..........  $    11.15    $  10.92    $  10.67    $  10.64    $  10.49
                                                ----------    --------    --------    --------    --------
Investment Activities:
  Net investment income.......................        0.50        0.52        0.54        0.52        0.54
  Net realized and unrealized gains (losses)
    from investments..........................       (0.30)       0.31        0.27        0.04        0.15
                                                ----------    --------    --------    --------    --------
Total from Investment Activities..............        0.20        0.83        0.81        0.56        0.69
                                                ----------    --------    --------    --------    --------
Distributions:
  Net investment income.......................       (0.50)      (0.52)      (0.54)      (0.51)      (0.54)
  Net realized gains..........................       (0.17)      (0.08)      (0.02)      (0.02)         --
                                                ----------    --------    --------    --------    --------
Total Distributions...........................       (0.67)      (0.60)      (0.56)      (0.53)      (0.54)
                                                ----------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD................  $    10.68    $  11.15    $  10.92    $  10.67    $  10.64
                                                ==========    ========    ========    ========    ========
Total Return..................................        1.71%       7.74%       7.76%       5.39%       6.75%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...........  $1,013,839    $493,686    $451,089    $217,201    $211,229
  Ratio of expenses to average net assets.....        0.59%       0.60%       0.58%       0.54%       0.53%
  Ratio of net investment income to average
    net assets................................        4.49%       4.70%       5.05%       4.87%       5.17%
  Ratio of expenses to average net assets*....        0.81%       0.81%       0.81%       0.87%       0.88%
  Ratio of net investment income to average
    net assets*...............................        4.27%       4.49%       4.82%       4.54%       4.82%
  Portfolio Turnover(a).......................      108.41%     109.03%      86.89%     111.58%     199.76%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   INTERMEDIATE TAX-FREE BOND FUND
                                                          --------------------------------------------------
                                                                            CLASS A SHARES
                                                          --------------------------------------------------
                                                                         YEAR ENDED JUNE 30,
                                                          --------------------------------------------------
                                                           1999       1998       1997      1996       1995
                                                          -------    -------    ------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD..................    $ 11.14    $ 10.91    $10.67    $ 10.63    $ 10.48
                                                          -------    -------    ------    -------    -------
Investment Activities:
  Net investment income...............................       0.47       0.50      0.51       0.50       0.51
  Net realized and unrealized gains (losses) from
    investments.......................................      (0.30)      0.31      0.26       0.05       0.15
                                                          -------    -------    ------    -------    -------
Total from Investment Activities......................       0.17       0.81      0.77       0.55       0.66
                                                          -------    -------    ------    -------    -------
Distributions:
  Net investment income...............................      (0.47)     (0.50)    (0.51)     (0.49)     (0.49)
  In excess of net investment income..................         --         --        --         --      (0.02)
  Net realized gains..................................      (0.17)     (0.08)    (0.02)     (0.02)        --
                                                          -------    -------    ------    -------    -------
Total Distributions...................................      (0.64)     (0.58)    (0.53)     (0.51)     (0.51)
                                                          -------    -------    ------    -------    -------
NET ASSET VALUE,
END OF PERIOD.........................................    $ 10.67    $ 11.14    $10.91    $ 10.67    $ 10.63
                                                          =======    =======    ======    =======    =======
Total Return..........................................       1.45%      7.50%     7.39%      5.28%      6.49%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................    $34,725    $14,515    $8,457    $ 6,622    $ 5,614
  Ratio of expenses to average net assets.............       0.84%      0.85%     0.83%      0.79%      0.78%
  Ratio of net investment income to average net
    assets............................................       4.28%      4.45%     4.75%      4.62%      4.91%
  Ratio of expenses to average net assets*............       1.16%      1.16%     1.15%      1.22%      1.23%
  Ratio of net investment income to average net
    assets*...........................................       3.96%      4.14%     4.43%      4.19%      4.46%
  Portfolio Turnover(a)...............................     108.41%    109.03%    86.89%    111.58%    199.76%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   INTERMEDIATE TAX-FREE BOND FUND
                                                          --------------------------------------------------
                                                                            CLASS B SHARES
                                                          --------------------------------------------------
                                                                         YEAR ENDED JUNE 30,
                                                          --------------------------------------------------
                                                           1999       1998       1997      1996       1995
                                                          -------    -------    ------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD..................    $ 11.16    $ 10.93    $10.68    $ 10.65    $ 10.50
                                                          -------    -------    ------    -------    -------
Investment Activities:
  Net investment income...............................       0.40       0.43      0.45       0.43       0.46
  Net realized and unrealized gains (losses) from
    investments.......................................      (0.30)      0.31      0.27       0.04       0.14
                                                          -------    -------    ------    -------    -------
Total from Investment Activities......................       0.10       0.74      0.72       0.47       0.60
                                                          -------    -------    ------    -------    -------
Distributions:
  Net investment income...............................      (0.40)     (0.43)    (0.45)     (0.42)     (0.45)
  Net realized gains..................................      (0.17)     (0.08)    (0.02)     (0.02)        --
                                                          -------    -------    ------    -------    -------
Total Distributions...................................      (0.57)     (0.51)    (0.47)     (0.44)     (0.45)
                                                          -------    -------    ------    -------    -------
NET ASSET VALUE, END OF PERIOD........................    $ 10.69    $ 11.16    $10.93    $ 10.68    $ 10.65
                                                          =======    =======    ======    =======    =======
Total Return..........................................       0.80%      6.81%     6.82%      4.48%      5.89%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................    $ 9,087    $ 5,659    $3,307    $ 2,439    $ 1,116
  Ratio of expenses to average net assets.............       1.49%      1.50%     1.47%      1.44%      1.43%
  Ratio of net investment income to average net
    assets............................................       3.58%      3.80%     4.09%      3.97%      4.29%
  Ratio of expenses to average net assets *...........       1.81%      1.81%     1.78%      1.87%      1.88%
  Ratio of net investment income to average net assets
    *.................................................       3.26%      3.49%     3.78%      3.54%      3.84%
  Portfolio Turnover(a)...............................     108.41%    109.03%    86.89%    111.58%    199.76%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               TAX-FREE BOND FUND
                                  -----------------------------------------------------------------------------
                                                                 CLASS I SHARES
                                  -----------------------------------------------------------------------------
                                   FOR THE SIX                                        MARCH 1,     FEBRUARY 1,
                                  MONTHS ENDED        YEAR ENDED DECEMBER 31,         1995 TO        1995 TO
                                    JUNE 30,       ------------------------------   DECEMBER 31,   FEBRUARY 28,
                                      1999           1998       1997       1996       1995(b)        1995(a)
                                  -------------    --------   --------   --------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................   $  12.98       $  12.86   $  12.36   $  12.63     $  12.06       $  12.06
                                    --------       --------   --------   --------     --------       --------
Investment Activities:
  Net investment income..........       0.29           0.60       0.61       0.65         0.52           0.05
  Net realized and unrealized
    gains (losses) from
    investments..................      (0.52)          0.16       0.51      (0.20)        0.81             --
                                    --------       --------   --------   --------     --------       --------
Total from Investment
  Activities.....................      (0.23)          0.76       1.12       0.45         1.33           0.05
                                    --------       --------   --------   --------     --------       --------
Distributions:
  Net investment income..........      (0.30)         (0.61)     (0.62)     (0.61)       (0.52)         (0.05)
  Net realized gains.............      (0.01)         (0.03)        --      (0.01)       (0.24)            --
  In excess of net realized
    gains........................         --             --         --      (0.10)          --             --
                                    --------       --------   --------   --------     --------       --------
Total Distributions..............      (0.31)         (0.64)     (0.62)     (0.72)       (0.76)         (0.05)
                                    --------       --------   --------   --------     --------       --------
NET ASSET VALUE, END OF PERIOD...   $  12.44       $  12.98   $  12.86   $  12.36     $  12.63       $  12.06
                                    ========       ========   ========   ========     ========       ========
Total Return.....................       (1.78%)(d)     6.01%      9.32%      3.76%       11.20%(d)         0.39%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)........................   $795,839       $841,715   $355,814   $338,104     $240,160       $220,143
  Ratio of expenses to average
    net assets...................       0.63%(c)       0.63%      0.60%      0.58%        0.54%(c)         0.65%(c)
  Ratio of net investment income
    to average net assets........       4.60%(c)       4.61%      4.90%      4.79%        4.95%(c)         5.45%(c)
  Ratio of expenses to average
    net assets*..................       0.66%(c)       0.63%      0.60%      0.68%        0.67%(c)         0.79%(c)
  Ratio of net investment income
    to average net assets*.......       4.57%(c)       4.61%      4.90%      4.69%        4.82%(c)         5.31%(c)
  Portfolio Turnover(e)..........      37.90%         22.05%     32.08%     64.51%       69.31%(d)        60.78%(d)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Effective March 1, 1995, the fund changed its fiscal year end from February 28 to December 31.
(c) Annualized.
(d) Not Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   TAX-FREE BOND FUND
                                       --------------------------------------------------------------------------
                                                                     CLASS A SHARES
                                       --------------------------------------------------------------------------
                                        FOR THE SIX                                     MARCH 1,         YEAR
                                       MONTHS ENDED       YEAR ENDED DECEMBER 31,       1995 TO         ENDED
                                         JUNE 30,       ---------------------------   DECEMBER 31,   FEBRUARY 28,
                                           1999          1998      1997      1996       1995(a)          1995
                                       -------------    -------   -------   -------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................    $ 12.99       $ 12.87   $ 12.36   $ 12.64      $12.06         $12.13
                                          -------       -------   -------   -------      ------         ------
Investment Activities:
  Net investment income...............       0.28          0.55      0.56      0.59        0.48           0.60
  Net realized and unrealized gains
    (losses) from investments.........      (0.53)         0.17      0.54     (0.18)       0.82          (0.07)
                                          -------       -------   -------   -------      ------         ------
Total from Investment Activities......      (0.25)         0.72      1.10      0.41        1.30           0.53
                                          -------       -------   -------   -------      ------         ------
Distributions:
  Net investment income...............      (0.29)        (0.57)    (0.59)    (0.58)      (0.48)         (0.60)
  Net realized gains..................      (0.01)        (0.03)       --     (0.01)      (0.24)            --
  In excess of net realized gains.....         --            --        --     (0.10)         --             --
                                          -------       -------   -------   -------      ------         ------
Total Distributions...................      (0.30)        (0.60)    (0.59)    (0.69)      (0.72)         (0.60)
                                          -------       -------   -------   -------      ------         ------
NET ASSET VALUE, END OF PERIOD........    $ 12.44       $ 12.99   $ 12.87   $ 12.36      $12.64         $12.06
                                          =======       =======   =======   =======      ======         ======
Total Return..........................      (1.97%)(c)     5.74%     9.13%     3.36%      10.95%(c)       4.45%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...    $38,253       $47,176   $34,729   $29,352      $7,426         $6,840
  Ratio of expenses to average net
    assets............................       0.87%(b)      0.88%     0.85%     0.83%       0.89%(b)       1.98%
  Ratio of net investment income to
    average net assets................       4.34%(b)      4.36%     4.65%     4.54%       4.57%(b)       5.09%
  Ratio of expenses to average net
    assets*...........................       0.95%(b)      0.88%     0.85%     0.89%       1.04%(b)       3.89%
  Ratio of net investment income to
    average net assets*...............       4.26%(b)      4.36%     4.65%     4.48%       4.42%(b)       3.18%
  Portfolio Turnover(d)...............      37.90%        22.05%    32.08%    64.51%      69.31%(c)      60.78%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective March 1, 1995, the fund changed its fiscal year end from February 28 to December 31.
(b) Annualized.
(c) Not Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               TAX-FREE BOND FUND
                              -------------------------------------------------------------------------------------
                                                                 CLASS B SHARES
                              -------------------------------------------------------------------------------------
                               FOR THE SIX                                  APRIL 4,      MARCH 1,     FEBRUARY 8,
                              MONTHS ENDED     YEAR ENDED DECEMBER 31,      1995 TO        1994 TO       1994 TO
                                JUNE 30,       ------------------------   DECEMBER 31,   DECEMBER 2,   FEBRUARY 28,
                                  1999          1998     1997     1996     1995(c)(d)      1994(b)       1994(a)
                              -------------    ------   ------   ------   ------------   -----------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................    $12.99        $12.86   $12.36   $12.65      $12.17        $12.14         $12.37
                                 ------        ------   ------   ------      ------        ------         ------
Investment Activities:
  Net investment income......      0.23          0.45     0.46     0.52        0.34          0.41           0.03
  Net realized and unrealized
    gains (losses) from
    investments..............     (0.53)         0.18     0.54    (0.21)       0.72         (0.70)         (0.23)
                                 ------        ------   ------   ------      ------        ------         ------
Total from Investment
Activities...................     (0.30)         0.63     1.00     0.31        1.06         (0.29)         (0.20)
                                 ------        ------   ------   ------      ------        ------         ------
Distributions:
  Net investment income......     (0.24)        (0.47)   (0.50)   (0.49)      (0.34)        (0.41)         (0.03)
  Net realized gains.........     (0.01)        (0.03)      --    (0.01)      (0.24)           --             --
  In excess of net realized
    gains....................        --            --       --    (0.10)         --            --             --
                                 ------        ------   ------   ------      ------        ------         ------
Total Distributions..........     (0.25)        (0.50)   (0.50)   (0.60)      (0.58)        (0.41)         (0.03)
                                 ------        ------   ------   ------      ------        ------         ------
  Conversion to Class A
    Shares(b)................        --            --       --       --          --        (11.44)            --
NET ASSET VALUE, END OF
  PERIOD.....................    $12.44        $12.99   $12.86   $12.36      $12.65        $   --         $12.14
                                 ======        ======   ======   ======      ======        ======         ======
Total Return.................     (2.31%)(f)     4.98%    8.26%    2.56%       8.81%(f)      (4.30%)(f)        (1.64%)(f)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)....................    $2,443        $2,142   $1,312   $  672      $  238        $   --         $    2
  Ratio of expenses to
    average net assets.......      1.57%(e)      1.63%    1.60%    1.58%       1.66%(e)       3.18%(e)         0.50%(e)
  Ratio of net investment
    income to average net
    assets...................      3.64%(e)      3.61%    3.90%    3.79%       3.61%(e)       4.51%(e)         4.10%(e)
  Ratio of expenses to
    average net assets*......      1.61%(e)      1.63%    1.60%    1.70%       2.04%(e)       5.85%(e)         2.91%(e)
  Ratio of net investment
    income to average net
    assets*..................      3.60%(e)      3.61%    3.90%    3.67%       3.23%(e)       1.84%(e)         1.69%(e)
  Portfolio Turnover(g)......     37.90%        22.05%   32.08%   64.51%      69.31%(f)      60.78%(f)       175.06%(f)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) On December 2, 1994, the fund terminated its offering of Class B Shares and such shares converted to Class A Shares.
(c) Re-offering date of Class B Shares.
(d) Effective March 1, 1995, the fund changed its fiscal year end from February 28 to December 31.
(e) Annualized.
(f) Not Annualized.
(g) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                     MUNICIPAL INCOME FUND
                                                    --------------------------------------------------------
                                                                         CLASS I SHARES
                                                    --------------------------------------------------------
                                                                      YEAR ENDED JUNE 30,
                                                    --------------------------------------------------------
                                                      1999        1998        1997        1996        1995
                                                    --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD............    $  10.11    $   9.84    $   9.66    $   9.69    $   9.66
                                                    --------    --------    --------    --------    --------
Investment Activities:
  Net investment income.........................        0.50        0.51        0.53        0.56        0.57
  Net realized and unrealized gains (losses)
    from investments............................       (0.19)       0.27        0.18       (0.03)       0.03
                                                    --------    --------    --------    --------    --------
Total from Investment Activities................        0.31        0.78        0.71        0.53        0.60
                                                    --------    --------    --------    --------    --------
Distributions:
  Net investment income.........................       (0.50)      (0.51)      (0.53)      (0.56)      (0.57)
                                                    --------    --------    --------    --------    --------
Total Distributions.............................       (0.50)      (0.51)      (0.53)      (0.56)      (0.57)
                                                    --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD..................    $   9.92    $  10.11    $   9.84    $   9.66    $   9.69
                                                    ========    ========    ========    ========    ========
Total Return....................................        3.06%       8.09%       7.49%       5.54%       6.46%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).............    $744,647    $617,885    $408,577    $241,115    $185,916
  Ratio of expenses to average net assets.......        0.57%       0.57%       0.57%       0.56%       0.56%
  Ratio of net investment income to average net
    assets......................................        4.92%       5.08%       5.38%       5.70%       6.02%
  Ratio of expenses to average net assets*......        0.67%       0.67%       0.68%       0.76%       0.74%
  Ratio of net investment income to average net
    assets*.....................................        4.82%       4.98%       5.27%       5.50%       5.84%
  Portfolio Turnover(a).........................       55.03%      69.76%      62.83%      83.17%      66.02%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                      MUNICIPAL INCOME FUND
                                                      ------------------------------------------------------
                                                                          CLASS A SHARES
                                                      ------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                                      ------------------------------------------------------
                                                        1999        1998        1997       1996       1995
                                                      --------    --------    --------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  10.14    $   9.87    $   9.69    $  9.72    $  9.67
                                                      --------    --------    --------    -------    -------
Investment Activities:
  Net investment income...........................        0.47        0.49        0.51       0.55       0.55
  Net realized and unrealized gains (losses) from
    investments...................................       (0.19)       0.27        0.18      (0.04)      0.05
                                                      --------    --------    --------    -------    -------
Total from Investment Activities..................        0.28        0.76        0.69       0.51       0.60
                                                      --------    --------    --------    -------    -------
Distributions:
  Net investment income...........................       (0.47)      (0.49)      (0.51)     (0.54)     (0.55)
                                                      --------    --------    --------    -------    -------
Total Distributions...............................       (0.47)      (0.49)      (0.51)     (0.54)     (0.55)
                                                      --------    --------    --------    -------    -------
NET ASSET VALUE, END OF PERIOD....................    $   9.95    $  10.14    $   9.87    $  9.69    $  9.72
                                                      ========    ========    ========    =======    =======
Total Return......................................        2.80%       7.84%       7.24%      5.35%      6.21%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............    $188,143    $101,805    $ 41,829    $25,787    $11,462
  Ratio of expenses to average net assets.........        0.82%       0.82%       0.82%      0.81%      0.81%
  Ratio of net investment income to average net
    assets........................................        4.62%       4.83%       5.13%      5.45%      5.76%
  Ratio of expenses to average net assets*........        1.01%       1.02%       1.03%      1.11%      1.09%
  Ratio of net investment income to average net
    assets*.......................................        4.43%       4.63%       4.92%      5.15%      5.48%
  Portfolio Turnover(a)...........................       55.03%      69.76%      62.83%     83.17%     66.02%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                        MUNICIPAL INCOME FUND
                                                         ---------------------------------------------------
                                                                           CLASS B SHARES
                                                         ---------------------------------------------------
                                                                         YEAR ENDED JUNE 30,
                                                         ---------------------------------------------------
                                                          1999       1998       1997       1996       1995
                                                         -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $ 10.10    $  9.84    $  9.66    $  9.69    $  9.62
                                                         -------    -------    -------    -------    -------
Investment Activities:
  Net investment income..............................       0.41       0.42       0.44       0.47       0.49
  Net realized and unrealized gains (losses) from
    investments......................................      (0.19)      0.26       0.18      (0.03)      0.07
                                                         -------    -------    -------    -------    -------
Total from Investment Activities.....................       0.22       0.68       0.62       0.44       0.56
                                                         -------    -------    -------    -------    -------
Distributions:
  Net investment income..............................      (0.41)     (0.42)     (0.44)     (0.47)     (0.49)
                                                         -------    -------    -------    -------    -------
Total Distributions..................................      (0.41)     (0.42)     (0.44)     (0.47)     (0.49)
                                                         -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD.......................    $  9.91    $ 10.10    $  9.84    $  9.66    $  9.69
                                                         =======    =======    =======    =======    =======
Total Return.........................................       2.14%      7.04%      6.55%      4.65%      5.58%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..................    $97,899    $56,911    $36,258    $23,204    $ 8,326
  Ratio of expenses to average net assets............       1.47%      1.47%      1.47%      1.46%      1.46%
  Ratio of net investment income to average net
    assets...........................................       3.99%      4.18%      4.48%      4.80%      5.14%
  Ratio of expenses to average net assets*...........       1.67%      1.67%      1.67%      1.76%      1.74%
  Ratio of net investment income to average net
    assets*..........................................       3.79%      3.98%      4.28%      4.50%      4.86%
  Portfolio Turnover(a)..............................      55.03%     69.76%     62.83%     83.17%     66.02%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                 MUNICIPAL INCOME FUND
                                                                -----------------------
                                                                    CLASS C SHARES
                                                                -----------------------
                                                                  YEAR      NOVEMBER 4,
                                                                 ENDED        1997 TO
                                                                JUNE 30,     JUNE 30,
                                                                  1999        1998(a)
                                                                --------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 10.09       $ 9.96
                                                                -------       ------
Investment Activities:
  Net investment income.....................................       0.41         0.68
  Net realized and unrealized gains (losses) from
     investments............................................      (0.18)        0.13
                                                                -------       ------
Total from Investment Activities............................       0.23         0.81
                                                                -------       ------
Distributions:
  Net investment income.....................................      (0.41)       (0.68)
                                                                -------       ------
Total Distributions.........................................      (0.41)       (0.68)
                                                                -------       ------
NET ASSET VALUE, END OF PERIOD..............................    $  9.91       $10.09
                                                                =======       ======
Total Return................................................       2.24%        8.28%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $13,737       $2,216
  Ratio of expenses to average net assets...................       1.47%        1.47%(c)
  Ratio of net investment income to average net assets......       3.93%        4.18%(c)
  Ratio of expenses to average net assets*..................       1.66%        1.67%(c)
  Ratio of net investment income to average net assets*.....       3.74%        3.98%(c)
  Portfolio Turnover(d).....................................      55.03%       69.76%(b)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                   ARIZONA MUNICIPAL BOND FUND
                                                                ----------------------------------
                                                                          CLASS I SHARES
                                                                ----------------------------------
                                                                                       JANUARY 20,
                                                                                          1997
                                                                YEAR ENDED JUNE 30,      THROUGH
                                                                --------------------    JUNE 30,
                                                                  1999        1998       1997(a)
                                                                --------    --------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  10.15    $  10.06    $  10.00
                                                                --------    --------    --------
Investment Activities:
  Net investment income.....................................        0.46        0.49        0.23
  Net realized and unrealized gains (losses) from
     investments............................................       (0.26)       0.16        0.06
                                                                --------    --------    --------
Total from Investment Activities............................        0.20        0.65        0.29
                                                                --------    --------    --------
Distributions:
  Net investment income.....................................       (0.46)      (0.49)      (0.23)
  Net realized gains........................................       (0.15)      (0.07)         --
                                                                --------    --------    --------
Total Distributions.........................................       (0.61)      (0.56)      (0.23)
                                                                --------    --------    --------
NET ASSET VALUE, END OF PERIOD..............................    $   9.74    $  10.15    $  10.06
                                                                ========    ========    ========
Total Return................................................        1.94%       6.58%        2.90%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $233,360    $248,590    $255,755
  Ratio of expenses to average net assets...................        0.61%       0.59%       0.59%(c)
  Ratio of net investment income to average net assets......        4.59%       4.79%       5.09%(c)
  Ratio of expenses to average net assets*..................        0.67%       0.65%       0.66%(c)
  Ratio of net investment income to average net assets*.....        4.53%       4.73%       5.02%(c)
  Portfolio Turnover(d).....................................       16.29%      20.89%       5.66%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                   ARIZONA MUNICIPAL BOND FUND
                                                                ---------------------------------
                                                                         CLASS A SHARES
                                                                ---------------------------------
                                                                                      JANUARY 20,
                                                                                         1997
                                                                YEAR ENDED JUNE 30,     THROUGH
                                                                -------------------    JUNE 30,
                                                                 1999        1998       1997(a)
                                                                -------     -------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $10.08      $ 9.99      $10.00
                                                                ------      ------      ------
Investment Activities:
  Net investment income.....................................      0.44        0.46        0.15
  Net realized and unrealized gains (losses) from
     investments............................................     (0.26)       0.16       (0.01)
                                                                ------      ------      ------
Total from Investment Activities............................      0.18        0.62        0.14
                                                                ------      ------      ------
Distributions:
  Net investment income.....................................     (0.44)      (0.46)      (0.15)
  Net realized gains........................................     (0.15)      (0.07)         --
                                                                ------      ------      ------
Total Distributions.........................................     (0.59)      (0.53)      (0.15)
                                                                ------      ------      ------
NET ASSET VALUE, END OF PERIOD..............................    $ 9.67      $10.08      $ 9.99
                                                                ======      ======      ======
Total Return................................................      1.69%       6.30%        1.40%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $1,799      $1,321      $1,500
  Ratio of expenses to average net assets...................      0.86%       0.84%       0.85%(c)
  Ratio of net investment income to average net assets......      4.37%       4.53%       4.90%(c)
  Ratio of expenses to average net assets*..................      1.02%       1.01%       0.96%(c)
  Ratio of net investment income to average net assets*.....      4.21%       4.36%       4.79%(c)
  Portfolio Turnover(d).....................................     16.29%      20.89%       5.66%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                      ARIZONA MUNICIPAL BOND FUND
                                                                ---------------------------------------
                                                                            CLASS B SHARES
                                                                ---------------------------------------
                                                                                            JANUARY 20,
                                                                                               1997
                                                                 YEAR ENDED JUNE 30,          THROUGH
                                                                ---------------------        JUNE 30,
                                                                 1999           1998          1997(a)
                                                                ------         ------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $10.16         $10.09         $10.00
                                                                ------         ------         ------
Investment Activities:
  Net investment income.....................................      0.37           0.13             --
  Net realized and unrealized gains (losses) from
     investments............................................     (0.26)          0.14           0.09
                                                                ------         ------         ------
Total from Investment Activities............................      0.11           0.27           0.09
                                                                ------         ------         ------
Distributions:
  Net investment income.....................................     (0.37)         (0.13)            --
  Net realized gains........................................     (0.15)         (0.07)            --
                                                                ------         ------         ------
Total Distributions.........................................     (0.52)         (0.20)            --
                                                                ------         ------         ------
NET ASSET VALUE, END OF PERIOD..............................    $ 9.75         $10.16         $10.09
                                                                ======         ======         ======
Total Return................................................      1.04%          2.67%           0.90%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $  640         $  290       $        --(c)
  Ratio of expenses to average net assets...................      1.50%          1.50%            --(d)
  Ratio of net investment income to average net assets......      3.67%          3.88%            --(d)
  Ratio of expenses to average net assets*..................      1.66%          1.64%            --(d)
  Ratio of net investment income to average net assets*.....      3.51%          3.74%            --(d)
  Portfolio Turnover(e).....................................     16.29%         20.89%          5.66%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Amount is less than $1,000.
(d) Since net assets are less than $1,000, ratios have not been presented.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                           KENTUCKY MUNICIPAL BOND FUND
                                       --------------------------------------------------------------------
                                                                  CLASS I SHARES
                                       --------------------------------------------------------------------
                                                                                  JANUARY 20,   FEBRUARY 1,
                                                                                     1995          1994
                                                 YEAR ENDED JUNE 30,                  TO            TO
                                       ----------------------------------------    JUNE 30,     JANUARY 19,
                                         1999       1998       1997      1996       1995(a)       1995(b)
                                       --------   --------   --------   -------   -----------   -----------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................  $  10.40   $  10.20   $  10.04   $  9.92     $  9.49       $ 10.45
                                       --------   --------   --------   -------     -------       -------
Investment Activities:
  Net investment income..............      0.50       0.51       0.50      0.50        0.20          0.41
  Net realized and unrealized gains
     from investments................     (0.28)      0.20       0.16      0.12        0.43         (0.95)
                                       --------   --------   --------   -------     -------       -------
Total from Investment Activities.....      0.22       0.71       0.66      0.62        0.63         (0.54)
                                       --------   --------   --------   -------     -------       -------
Distributions:
  Net investment income..............     (0.50)     (0.51)     (0.50)    (0.50)      (0.20)        (0.42)
                                       --------   --------   --------   -------     -------       -------
Total Distributions..................     (0.50)     (0.51)     (0.50)    (0.50)      (0.20)        (0.42)
                                       --------   --------   --------   -------     -------       -------
NET ASSET VALUE, END OF PERIOD.......  $  10.12   $  10.40   $  10.20   $ 10.04     $  9.92       $  9.49
                                       ========   ========   ========   =======     =======       =======
Total Return.........................      2.05%      7.11%      6.74%     6.35%       6.56%(d)     (5.17%)(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
     (000)...........................  $122,917   $122,220   $116,830   $30,300     $32,520       $41,953
  Ratio of expenses to average net
     assets..........................      0.61%      0.60%      0.59%     0.68%       0.65%(c)      1.03%(c)
  Ratio of net investment income to
     average net assets..............      4.77%      4.94%      5.12%     4.60%       4.70%(c)      4.27%(c)
  Ratio of expenses to average net
     assets*.........................      0.71%      0.69%      0.72%     1.02%       0.97%(c)      1.05%(c)
  Ratio of net investment income to
     average net assets*.............      4.67%      4.85%      4.99%     4.26%       4.38%(c)      4.25%(c)
  Portfolio turnover(e)..............      6.30%      5.81%     13.30%    16.78%      19.75%        10.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of the One Group.
(b) Prior to reorganizing as a fund of the One Group, the fund offered only one class of shares.
(c) Annualized.
(d) Not annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                             KENTUCKY MUNICIPAL BOND FUND
                                                 ----------------------------------------------------
                                                                    CLASS A SHARES
                                                 ----------------------------------------------------
                                                                                          JANUARY 20,
                                                                                             1995
                                                          YEAR ENDED JUNE 30,                 TO
                                                 -------------------------------------     JUNE 30,
                                                  1999       1998      1997      1996       1995(a)
                                                 -------    ------    ------    ------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD...........  $ 10.41    $10.21    $10.05    $ 9.93      $ 9.49
                                                 -------    ------    ------    ------      ------
Investment Activities:
  Net investment income........................     0.47      0.49      0.48      0.44        0.19
  Net realized and unrealized gains from
     investments...............................    (0.28)     0.20      0.16      0.12        0.44
                                                 -------    ------    ------    ------      ------
Total from Investment Activities...............     0.19      0.69      0.64      0.56        0.63
                                                 -------    ------    ------    ------      ------
Distributions:
  Net investment income........................    (0.47)    (0.49)    (0.48)    (0.44)      (0.19)
                                                 -------    ------    ------    ------      ------
Total Distributions............................    (0.47)    (0.49)    (0.48)    (0.44)      (0.19)
                                                 -------    ------    ------    ------      ------
NET ASSET VALUE, END OF PERIOD.................  $ 10.13    $10.41    $10.21    $10.05      $ 9.93
                                                 =======    ======    ======    ======      ======
Total Return...................................     1.79%     6.86%     6.46%     5.70%       5.66%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)............  $10,075    $7,899    $5,554    $8,178      $8,818
  Ratio of expenses to average net assets......     0.86%     0.85%     0.84%     0.93%       0.90%(c)
  Ratio of net investment income to average net
     assets....................................     4.50%     4.69%     4.66%     4.35%       4.44%(c)
  Ratio of expenses to average net assets*.....     1.06%     1.04%     1.04%     1.37%       1.33%(c)
  Ratio of net investment income to average net
     assets*...................................     4.30%     4.50%     4.46%     3.91%       4.01%(c)
  Portfolio turnover(d)........................     6.30%     5.81%    13.30%    16.78%      19.75%

------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of the One Group.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                       KENTUCKY MUNICIPAL BOND FUND
                                                              -----------------------------------------------
                                                                              CLASS B SHARES
                                                              -----------------------------------------------
                                                                                                    MARCH 16,
                                                                      YEAR ENDED JUNE 30,            1995 TO
                                                              -----------------------------------   JUNE 30,
                                                               1999       1998     1997     1996     1995(a)
                                                              -------    ------   ------   ------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD......................    $ 10.35    $10.15   $ 9.99   $ 9.87    $ 9.75
                                                              -------    ------   ------   ------    ------
Investment Activities:
  Net investment income...................................       0.40      0.42     0.41     0.38      0.14
  Net realized and unrealized gains from investments......      (0.29)     0.20     0.16     0.13      0.12
                                                              -------    ------   ------   ------    ------
Total from Investment Activities..........................       0.11      0.62     0.57     0.51      0.26
                                                              -------    ------   ------   ------    ------
Distributions:
  Net investment income...................................      (0.40)   (0.42)   (0.41)   (0.39)    (0.14)
                                                              -------    ------   ------   ------    ------
Total Distributions.......................................      (0.40)   (0.42)   (0.41)   (0.39)    (0.14)
                                                              -------    ------   ------   ------    ------
NET ASSET VALUE, END OF PERIOD............................    $ 10.06    $10.35   $10.15   $ 9.99    $ 9.87
                                                              =======    ======   ======   ======    ======
Total Return..............................................       1.05%     6.20%    5.81%    5.16%     2.63%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......................    $15,135    $5,581   $2,399   $1,457    $   79
  Ratio of expenses to average net assets.................       1.51%     1.51%    1.47%    1.58%     1.58%(c)
  Ratio of net investment income to average net assets....       3.85%     4.04%    4.05%    3.70%     3.89%(c)
  Ratio of expenses to average net assets*................       1.71%     1.70%    1.70%    2.02%     2.21%(c)
  Ratio of net investment income to average net assets*...       3.65%     3.85%    3.82%    3.26%     3.25%(c)
  Portfolio turnover(d)...................................       6.30%     5.81%   13.30%   16.78%    19.75%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                   LOUISIANA MUNICIPAL BOND FUND
                                                             ------------------------------------------
                                                                           CLASS I SHARES
                                                             ------------------------------------------
                                                                                              MARCH 26,
                                                                                                1996
                                                                  YEAR ENDED JUNE 30,          THROUGH
                                                             ------------------------------   JUNE 30,
                                                               1999       1998       1997      1996(a)
                                                             --------    -------   --------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD.....................    $  10.26    $ 10.10   $   9.93   $  10.00
                                                             --------    -------   --------   --------
Investment Activities:
  Net investment income..................................        0.48       0.50       0.49       0.13
  Net realized and unrealized gains from investments.....       (0.28)      0.16       0.17      (0.07)
                                                             --------    -------   --------   --------
Total from Investment Activities.........................        0.20       0.66       0.66       0.06
                                                             --------    -------   --------   --------
Distributions:
  Net investment income..................................       (0.48)    (0.50)     (0.49)      (0.13)
  Net realized gains.....................................       (0.02)        --         --         --
                                                             --------    -------   --------   --------
Total Distributions......................................       (0.50)    (0.50)     (0.49)      (0.13)
                                                             --------    -------   --------   --------
NET ASSET VALUE, END OF PERIOD...........................    $   9.96    $ 10.26   $  10.10   $   9.93
                                                             ========    =======   ========   ========
Total Return.............................................        1.92%      6.62%      6.81%      0.90%(b)(c)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......................    $106,294    $92,690   $113,338   $136,041
  Ratio of expenses to average net assets................        0.61%      0.60%      0.62%      0.71%(d)
  Ratio of net investment income to average net assets...        4.66%      4.85%      4.91%      4.76%(d)
  Ratio of expenses to average net assets*...............        0.85%      0.83%      0.84%      0.86%(d)
  Ratio of net investment income to average net
    assets*..............................................        4.42%      4.62%      4.69%      4.61%(d)
  Portfolio turnover(e)..................................       19.67%     12.03%     17.39%     16.72%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of the One Group.
(b) Not annualized.
(c) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Class I Shares for the period March 26, 1996 through June 30, 1996.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                LOUISIANA MUNICIPAL BOND FUND
                                               ---------------------------------------------------------------
                                                                       CLASS A SHARES
                                               ---------------------------------------------------------------
                                                                               SEVEN
                                                                               MONTHS
                                                   YEAR ENDED JUNE 30,         ENDED       YEAR ENDED JUNE 30,
                                               ----------------------------   JUNE 30,     -------------------
                                                1999       1998      1997     1996(a)        1995       1994
                                               -------    -------   -------   --------     --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD.......    $ 10.26    $ 10.10   $  9.93   $ 10.09      $   9.38   $  10.27
                                               -------    -------   -------   -------      --------   --------
Investment Activities:
  Net investment income....................       0.45       0.47      0.47      0.24          0.50       0.49
  Net realized and unrealized gains from
    investments............................      (0.28)      0.16      0.17    (0.16)          0.71     (0.79)
                                               -------    -------   -------   -------      --------   --------
Total from Investment Activities...........       0.17       0.63      0.64      0.08          1.21     (0.30)
                                               -------    -------   -------   -------      --------   --------
Distributions:
  Net investment income....................      (0.45)    (0.47)    (0.47)    (0.24)        (0.50)     (0.49)
  Net realized gains.......................      (0.02)        --        --        --            --     (0.10)
                                               -------    -------   -------   -------      --------   --------
Total Distributions........................      (0.47)    (0.47)    (0.47)    (0.24)        (0.50)     (0.59)
                                               -------    -------   -------   -------      --------   --------
NET ASSET VALUE, END OF PERIOD.............    $  9.96    $ 10.26   $ 10.10   $  9.93      $  10.09   $   9.38
                                               =======    =======   =======   =======      ========   ========
Total Return...............................       1.67%      6.35%     6.55%     0.84%(b)     13.11%     (2.97%)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........    $75,958    $47,078   $48,498   $53,479      $206,119   $196,820
  Ratio of expenses to average net
    assets.................................       0.86%      0.85%     0.87%     0.69%(c)      0.62%      0.65%
  Ratio of net investment income to average
    net assets.............................       4.40%      4.60%     4.66%     4.71%(c)      5.07%      4.97%
  Ratio of expenses to average net
    assets*................................       1.20%      1.18%     1.19%     0.86%(c)      0.77%      0.80%
  Ratio of net investment income to average
    net assets*............................       4.06%      4.27%     4.34%     4.54%(c)      4.92%      4.82%
  Portfolio turnover(d)....................      19.67%     12.03%    17.39%    16.72%        28.00%     24.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.67 to $10.00 effective March 26, 1996.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                               LOUISIANA MUNICIPAL BOND FUND
                                           ---------------------------------------------------------------------
                                                                      CLASS B SHARES
                                           ---------------------------------------------------------------------
                                                                         SEVEN
                                                                         MONTHS         YEAR       SEPTEMBER 16,
                                              YEAR ENDED JUNE 30,        ENDED         ENDED       1994 THROUGH
                                           --------------------------   JUNE 30,    NOVEMBER 30,   NOVEMBER 30,
                                            1999       1998     1997    1996(a)         1995          1994(b)
                                           -------    ------   ------   --------    ------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD...    $ 10.26    $10.10   $ 9.93    $10.09        $ 9.36         $ 9.73
                                           -------    ------   ------    ------        ------         ------
Investment Activities:
  Net investment income................       0.39      0.41     0.40      0.21          0.42           0.08
  Net realized and unrealized gains
    from investments...................      (0.27)     0.16     0.17    (0.16)          0.73         (0.37)
                                           -------    ------   ------    ------        ------         ------
Total from Investment Activities.......       0.12      0.57     0.57      0.05          1.15         (0.29)
                                           -------    ------   ------    ------        ------         ------
Distributions:
  Net investment income................      (0.39)   (0.41)   (0.40)    (0.21)        (0.42)         (0.08)
  Net realized gains...................      (0.02)       --       --        --            --             --
                                           -------    ------   ------    ------        ------         ------
Total Distributions....................      (0.41)   (0.41)   (0.40)    (0.21)        (0.42)         (0.08)
                                           -------    ------   ------    ------        ------         ------
NET ASSET VALUE, END OF PERIOD.........    $  9.97    $10.26   $10.10    $ 9.93        $10.09         $ 9.36
                                           =======    ======   ======    ======        ======         ======
Total Return...........................       1.11%     5.69%    5.87%     0.48%(c)     12.52%         (2.94%)(c)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....    $10,866    $5,474   $3,835    $3,223        $2,115         $  204
  Ratio of expenses to average net
    assets.............................       1.51%     1.50%    1.51%     1.50%(d)      1.37%          1.41%(d)
  Ratio of net investment income to
    average net assets.................       3.74%     3.95%    4.02%     3.98%(d)      4.27%          4.45%(d)
  Ratio of expenses to average net
    assets*............................       1.85%     1.83%    1.85%     1.70%(d)      1.52%          1.56%(d)
  Ratio of net investment income to
    average net assets*................       3.40%     3.62%    3.68%     3.78%(d)      4.12%          4.30%(d)
  Portfolio turnover(e)................      19.67%    12.03%   17.39%    16.72%        28.00%         24.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of the One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.70 to $10.00 effective March 26, 1996.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                              MICHIGAN MUNICIPAL BOND FUND
                                          --------------------------------------------------------------------
                                                                     CLASS I SHARES
                                          --------------------------------------------------------------------
                                          FOR THE SIX
                                          MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                            JUNE 30,      ----------------------------------------------------
                                              1999          1998       1997       1996       1995       1994
                                          ------------    --------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................      $  11.03      $  10.93    $ 10.48    $ 10.60    $  9.54    $ 10.60
                                            --------      --------    -------    -------    -------    -------
Investment Activities:
  Net investment income...............          0.25          0.50       0.51       0.49       0.48       0.50
  Net realized and unrealized gains
    from investments..................         (0.41)         0.13       0.45      (0.14)      1.06      (1.06)
                                            --------      --------    -------    -------    -------    -------
Total from Investment Activities......         (0.16)         0.63       0.96       0.35       1.54      (0.56)
                                            --------      --------    -------    -------    -------    -------
Distributions:
  Net investment income...............         (0.25)        (0.51)     (0.51)     (0.47)     (0.48)     (0.50)
  Net realized gains..................            --         (0.02)        --         --         --         --
                                            --------      --------    -------    -------    -------    -------
Total Distributions...................         (0.25)        (0.53)     (0.51)     (0.47)     (0.48)     (0.50)
                                            --------      --------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD........      $  10.62      $  11.03    $ 10.93    $ 10.48    $ 10.60    $  9.54
                                            ========      ========    =======    =======    =======    =======
Total Return..........................         (1.46%)(a)     5.94%      9.42%      3.44%     16.49%     (5.42%)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...      $309,445      $298,842    $61,768    $41,909    $32,419    $24,157
  Ratio of expenses to average net
    assets............................          0.66%(b)      0.66%      0.67%      0.77%      0.79%      0.53%
  Ratio of net investment income to
    average net assets................          4.60%(b)      4.52%      4.84%      4.68%      4.71%      5.01%
  Ratio of expenses to average net
    assets*...........................          0.69%(b)      0.67%      0.73%      0.85%      1.04%      1.05%
  Ratio of net investment income to
    average net assets*...............          4.57%(b)      4.51%      4.78%      4.60%      4.46%      4.49%
  Portfolio turnover(c)...............         10.60%        23.33%     37.84%     24.49%     26.97%     25.93%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                              MICHIGAN MUNICIPAL BOND FUND
                                           -------------------------------------------------------------------
                                                                     CLASS A SHARES
                                           -------------------------------------------------------------------
                                           FOR THE SIX
                                           MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                             JUNE 30,      ---------------------------------------------------
                                               1999         1998       1997       1996       1995       1994
                                           ------------    -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD...      $ 11.03       $ 10.93    $ 10.48    $ 10.60    $  9.54    $ 10.60
                                             -------       -------    -------    -------    -------    -------
Investment Activities:
  Net investment income................         0.24          0.47       0.49       0.48       0.48       0.50
  Net realized and unrealized gains
    from investments...................        (0.40)         0.13       0.44      (0.14)      1.06      (1.06)
                                             -------       -------    -------    -------    -------    -------
Total from Investment Activities.......        (0.16)         0.60       0.93       0.34       1.54      (0.56)
                                             -------       -------    -------    -------    -------    -------
Distributions:
  Net investment income................        (0.24)        (0.48)     (0.48)     (0.46)     (0.48)     (0.50)
  Net realized gains...................           --         (0.02)        --         --         --         --
                                             -------       -------    -------    -------    -------    -------
Total Distributions....................        (0.24)        (0.50)     (0.48)     (0.46)     (0.48)     (0.50)
                                             -------       -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD.........      $ 10.63       $ 11.03    $ 10.93    $ 10.48    $ 10.60    $  9.54
                                             =======       =======    =======    =======    =======    =======
Total Return...........................        (1.47%)(a)     5.61%      9.15%      3.32%     16.49%     (5.42%)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....      $22,217       $22,876    $18,687    $18,575    $21,034    $21,106
  Ratio of expenses to average net
    assets.............................         0.88%(b)      0.91%      0.92%      0.88%      0.79%      0.53%
  Ratio of net investment income to
    average net assets.................         4.35%(b)      4.27%      4.59%      4.57%      4.71%      5.01%
  Ratio of expenses to average net
    assets*............................         0.96%(b)      0.92%      0.98%      0.96%      1.04%      1.05%
  Ratio of net investment income to
    average net assets*................         4.27%(b)      4.26%      4.53%      4.49%      4.46%      4.49%
  Portfolio turnover(c)................        10.60%        23.33%     37.84%     24.49%     26.97%     25.93%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not Annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                       MICHIGAN MUNICIPAL BOND FUND
                                                              ----------------------------------------------
                                                                              CLASS B SHARES
                                                              ----------------------------------------------
                                                               PERIOD        YEAR ENDED       SEPTEMBER 23,
                                                               ENDED        DECEMBER 31,         1996 TO
                                                              JUNE 30,    ----------------     DECEMBER 31,
                                                                1999       1998      1997        1996 (a)
                                                              --------    ------    ------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD......................     $10.68     $10.59    $10.18        $10.00
                                                               ------     ------    ------        ------
Investment Activities:
Net investment income.....................................       0.20       0.39      0.38          0.07
  Net realized and unrealized gains from investments......      (0.40)      0.12      0.44          0.17
                                                               ------     ------    ------        ------
Total from Investment Activities..........................      (0.20)      0.51      0.82          0.24
                                                               ------     ------    ------        ------
Distributions:
  Net investment income...................................      (0.20)     (0.40)    (0.41)        (0.06)
  Net realized gains......................................         --      (0.02)       --            --
                                                               ------     ------    ------        ------
Total Distributions.......................................      (0.20)     (0.42)    (0.41)        (0.06)
                                                               ------     ------    ------        ------
NET ASSET VALUE, END OF PERIOD............................     $10.28     $10.68    $10.59        $10.18
                                                               ======     ======    ======        ======
Total Return..............................................      (1.86%)(b)   4.92%    8.26%         2.45%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......................     $6,771     $1,940    $  707        $  110
  Ratio of expenses to average net assets.................       1.59%(c)   1.66%     1.67%         1.69%(c)
  Ratio of net investment income to average net assets....       3.64%(c)   3.52%     3.84%         2.01%(c)
  Ratio of expenses to average net assets*................       1.70%(c)   1.67%     1.73%         1.77%(c)
  Ratio of net investment income to average net assets*...       3.53%(c)   3.51%     3.78%         1.93%(c)
  Portfolio turnover(d)...................................      10.60%(b)  23.33%    37.84%        24.49%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                    OHIO MUNICIPAL BOND FUND
                                                     -------------------------------------------------------
                                                                         CLASS I SHARES
                                                     -------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                                     -------------------------------------------------------
                                                       1999        1998        1997        1996       1995
                                                     --------    --------    --------    --------    -------
NET ASSET VALUE, BEGINNING OF PERIOD.............    $  11.08    $  10.88    $  10.69    $  10.65    $ 10.58
                                                     --------    --------    --------    --------    -------
Investment Activities:
  Net investment income..........................        0.54        0.56        0.56        0.56       0.55
  Net realized and unrealized gains from
    investments..................................       (0.33)       0.20        0.19        0.04       0.07
                                                     --------    --------    --------    --------    -------
    Total from Investment Activities.............        0.21        0.76        0.75        0.60       0.62
                                                     --------    --------    --------    --------    -------
Distributions:
  Net investment income..........................       (0.54)      (0.56)      (0.56)      (0.56)     (0.55)
                                                     --------    --------    --------    --------    -------
Total Distributions..............................       (0.54)      (0.56)      (0.56)      (0.56)     (0.55)
                                                     --------    --------    --------    --------    -------
NET ASSET VALUE, END OF PERIOD...................    $  10.75    $  11.08    $  10.88    $  10.69    $ 10.65
                                                     ========    ========    ========    ========    =======
Total Return.....................................        1.84%       7.13%       7.22%       5.69%      6.07%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..............    $160,493    $149,890    $133,172    $ 80,611    $79,993
  Ratio of expenses to average net assets........        0.56%       0.54%       0.54%       0.57%      0.58%
  Ratio of net investment income to average net
    assets.......................................        4.86%       5.09%       5.24%       5.17%      5.29%
  Ratio of expenses to average net assets *......        0.83%       0.83%       0.84%       0.95%      0.91%
  Ratio of net investment income to average net
    assets*......................................        4.59%       4.80%       4.94%       4.79%      4.96%
  Portfolio turnover (a).........................       13.69%      10.49%       7.45%      24.61%     77.69%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                         OHIO MUNICIPAL BOND FUND
                                                             ------------------------------------------------
                                                                              CLASS A SHARES
                                                             ------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                             ------------------------------------------------
                                                              1999       1998      1997      1996      1995
                                                             -------    -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.....................    $ 11.11    $ 10.91   $ 10.72   $ 10.68   $ 10.61
                                                             =======    =======   =======   =======   =======
Investment Activities:
  Net investment income..................................       0.51       0.54      0.54      0.55      0.53
  Net realized and unrealized gains from investments.....      (0.33)      0.20      0.19      0.03      0.07
                                                             -------    -------   -------   -------   -------
Total from Investment Activities.........................       0.18       0.74      0.73      0.58      0.60
                                                             -------    -------   -------   -------   -------
Distributions:
  Net investment income..................................      (0.51)     (0.54)    (0.54)    (0.54)    (0.51)
  Net realized gains.....................................         --         --        --        --     (0.02)
                                                             -------    -------   -------   -------   -------
Total Distributions......................................      (0.51)     (0.54)    (0.54)    (0.54)    (0.53)
                                                             -------    -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD...........................    $ 10.78    $ 11.11   $ 10.91   $ 10.72   $ 10.68
                                                             =======    =======   =======   =======   =======
Total Return.............................................       1.59%      6.87%     6.95%     5.44%     5.79%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......................    $26,876    $17,297   $16,114   $16,507   $12,006
  Ratio of expenses to average net assets................       0.81%      0.79%     0.79%     0.82%     0.82%
  Ratio of net investment income to average net assets...       4.57%      4.83%     4.96%     4.92%     5.01%
  Ratio of expenses to average net assets*...............       1.18%      1.18%     1.19%     1.30%     1.25%
  Ratio of net investment income to average net
    assets*..............................................       4.20%      4.44%     4.56%     4.44%     4.58%
  Portfolio turnover(a)..................................      13.69%     10.49%     7.45%    24.61%    77.69%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                         OHIO MUNICIPAL BOND FUND
                                                             ------------------------------------------------
                                                                              CLASS B SHARES
                                                             ------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                             ------------------------------------------------
                                                              1999       1998      1997      1996      1995
                                                             -------    -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.....................    $ 11.18    $ 10.98   $ 10.79   $ 10.75   $ 10.68
                                                             -------    -------   -------   -------   -------
Investment Activities:
  Net investment income..................................       0.44       0.47      0.47      0.48      0.43
  Net realized and unrealized gains from investments.....      (0.32)      0.20      0.19      0.03      0.07
                                                             -------    -------   -------   -------   -------
Total from Investment Activities.........................       0.12       0.67      0.66      0.51      0.50
                                                             -------    -------   -------   -------   -------
Distributions:
  Net investment income..................................      (0.44)     (0.47)    (0.47)    (0.47)    (0.43)
                                                             -------    -------   -------   -------   -------
Total Distributions......................................      (0.44)     (0.47)    (0.47)    (0.47)    (0.43)
                                                             -------    -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD...........................    $ 10.86    $ 11.18   $ 10.98   $ 10.79   $ 10.75
                                                             =======    =======   =======   =======   =======
Total Return.............................................       1.01%      6.20%     6.26%     4.79%     5.17%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......................    $49,703    $26,138   $14,316   $ 8,854   $ 3,209
  Ratio of expenses to average net assets................       1.46%      1.44%     1.44%     1.47%     1.48%
  Ratio of net investment income to average net assets...       3.89%      4.19%     4.33%     4.27%     4.40%
  Ratio of expenses to average net assets*...............       1.83%      1.83%     1.84%     1.95%     1.91%
  Ratio of net investment income to average net
    assets*..............................................       3.52%      3.80%     3.93%     3.79%     3.97%
  Portfolio turnover(a)..................................      13.69%     10.49%     7.45%    24.61%    77.69%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                WEST VIRGINIA MUNICIPAL BOND FUND
                                                                ---------------------------------
                                                                         CLASS I SHARES
                                                                ---------------------------------
                                                                                      JANUARY 20,
                                                                                         1997
                                                                YEAR ENDED JUNE 30,     THROUGH
                                                                -------------------    JUNE 30,
                                                                 1999        1998       1997(a)
                                                                -------    --------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 10.28    $  10.06     $ 10.00
                                                                -------    --------     -------
Investment Activities:
  Net investment income.....................................       0.49        0.50        0.22
  Net realized and unrealized gains from investments........      (0.31)       0.22        0.06
                                                                -------    --------     -------
Total from Investment Activities............................       0.18        0.72        0.28
                                                                -------    --------     -------
Distributions:
  Net investment income.....................................      (0.49)      (0.50)      (0.22)
  Net realized gains........................................      (0.01)         --          --
                                                                -------    --------     -------
Total Distributions.........................................      (0.50)      (0.50)      (0.22)
                                                                -------    --------     -------
NET ASSET VALUE, END OF PERIOD..............................    $  9.96    $  10.28     $ 10.06
                                                                =======    ========     =======
Total Return................................................       1.71%       7.36%        2.84%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $98,391    $102,413     $96,270
  Ratio of expenses to average net assets...................       0.61%       0.60%       0.59%(c)
  Ratio of net investment income to average net assets......       4.74%       4.93%       5.04%(c)
  Ratio of expenses to average net assets*..................       0.71%       0.72%       0.67%(c)
  Ratio of net investment income to average net assets*.....       4.64%       4.81%       4.96%(c)
  Portfolio turnover(d).....................................      15.24%      16.69%       6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                WEST VIRGINIA MUNICIPAL BOND FUND
                                                                ---------------------------------
                                                                         CLASS A SHARES
                                                                ---------------------------------
                                                                                      JANUARY 20,
                                                                                         1997
                                                                YEAR ENDED JUNE 30,     THROUGH
                                                                -------------------    JUNE 30,
                                                                 1999        1998       1997(a)
                                                                -------    --------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 10.36    $  10.15     $ 10.00
                                                                -------    --------     -------
Investment Activities:
  Net investment income.....................................       0.47        0.48        0.16
  Net realized and unrealized gains from investments........      (0.32)       0.21        0.15
                                                                -------    --------     -------
Total from Investment Activities............................       0.15        0.69        0.31
                                                                -------    --------     -------
Distributions:
  Net investment income.....................................      (0.47)      (0.48)      (0.16)
  Net realized gains........................................      (0.01)         --          --
                                                                -------    --------     -------
Total Distributions.........................................      (0.48)      (0.48)      (0.16)
                                                                -------    --------     -------
NET ASSET VALUE, END OF PERIOD..............................    $ 10.03    $  10.36     $ 10.15
                                                                =======    ========     =======
Total Return................................................       1.37%       6.98%        3.08%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $ 3,570    $  2,024     $   808
  Ratio of expenses to average net assets...................       0.85%       0.85%       0.84%(c)
  Ratio of net investment income to average net assets......       4.42%       4.68%       4.94%(c)
  Ratio of expenses to average net assets*..................       1.05%       1.07%       0.97%(c)
  Ratio of net investment income to average net assets*.....       4.22%       4.46%       4.81%(c)
  Portfolio turnover(d).....................................      15.24%      16.69%       6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                WEST VIRGINIA MUNICIPAL BOND FUND
                                                                ---------------------------------
                                                                         CLASS B SHARES
                                                                ---------------------------------
                                                                                      JANUARY 20,
                                                                                         1997
                                                                YEAR ENDED JUNE 30,     THROUGH
                                                                -------------------    JUNE 30,
                                                                 1999        1998       1997(a)
                                                                -------    --------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 10.35    $  10.12     $ 10.00
                                                                -------    --------     -------
Investment Activities:
  Net investment income.....................................       0.40        0.42        0.14
  Net realized and unrealized gains from investments........      (0.31)       0.23        0.12
                                                                -------    --------     -------
Total from Investment Activities............................       0.09        0.65        0.26
                                                                -------    --------     -------
Distributions:
  Net investment income.....................................      (0.40)      (0.42)      (0.14)
  Net realized gains........................................      (0.01)         --          --
                                                                -------    --------     -------
Total Distributions.........................................      (0.41)      (0.42)      (0.14)
                                                                -------    --------     -------
NET ASSET VALUE, END OF PERIOD..............................    $ 10.03    $  10.35     $ 10.12
                                                                =======    ========     =======
Total Return................................................       0.80%       6.57%        2.64%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $ 7,505    $  3,352     $   614
  Ratio of expenses to average net assets...................       1.50%       1.50%       1.49%(c)
  Ratio of net investment income to average net assets......       3.79%       4.05%       4.08%(c)
  Ratio of expenses to average net assets*..................       1.71%       1.72%       1.62%(c)
  Ratio of net investment income to average net assets*.....       3.58%       3.83%       3.95%(c)
  Portfolio turnover(d).....................................      15.24%      16.69%       6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
See notes to financial statements.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS

To the Shareholders and Board of Trustees of One Group Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolios investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Short-Term Municipal Bond Fund (formerly the Pegasus Short Term Municipal Bond Fund), the Intermediate Tax-Free Bond Fund, the Tax-Free Bond Fund (formerly the Pegasus Municipal Bond Fund), the Municipal Income Fund, the Arizona Municipal Bond Fund, the Ohio Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Michigan Municipal Bond Fund (formerly the Pegasus Michigan Municipal Bond Fund) and the West Virginia Municipal Bond Fund (ten series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented (other than those statements of operations, statements of changes in net assets and financial highlights that have been audited by other independent accountants), in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial statements of the Short-Term Municipal Bond, the Tax-Free Bond Fund and the Michigan Municipal Bond Fund for all periods ended on or before December 31, 1998 were audited by other independent accountants whose report dated February 12, 1999, expressed an unqualified opinion on those statements and financial highlights. The financial highlights of the Kentucky Municipal Bond Fund for the period ended January 19, 1995 were audited by other independent accountants whose report dated April 6, 1995 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Columbus, Ohio
August 20, 1999

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

Important Customer Information.
Please Read:

Shares of One Group:
- are not deposits or obligations
  of, or guaranteed by, BANK ONE
  CORPORATION or its affiliates
- are not insured or guaranteed by the
  FDIC or by any other governmental
  agency or government-sponsored
  agency of the federal government
  or any state
- are subject to investment risks,
  including possible loss of the
  principal amount invested

  Banc One Investment Advisors
  Corporation, a registered investment
  advisor and an indirect subsidiary of
  BANK ONE CORPORATION, serves
  as an investment advisor to One Group,
  for which it receives advisory fees. One
  Group is distributed by The One Group
  Services Company,
  3435 Stelzer Road, Columbus,
  Ohio 43219, which is not affiliated
  with BANK ONE CORPORATION and
  is not a bank. Contact us at our web
  site address: www.onegroup.com or
  e-mail us at onegroup@onegroup.com.

For more complete information on
any of One Group Funds, includ-
ing management fees and expenses,
you may obtain a prospectus from
The One Group Services Company.
Read the Prospectus carefully
before investing.



BANC ONE
INVESTMENT
ADVISORS
CORPORATION
[BANK ONE LOGO]                                              TOG-F-035-AN (8/99)